UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07121)

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30, 2008

Date of reporting period: June 30, 2008

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The funds' portfolios	Growth		Balanced		Conservative
June 30, 2008 (Unaudited)

COMMON STOCKS(a)	Growth 72.3%		Balanced 65.6%		Conservative 49.0%
	Shares	Value	Shares	Value	Shares	Value

Basic Materials		7.9%		6.8%		5.1%
Abengoa SA (Spain)	36,544	$1,141,098	31,997	$999,116	16,911	$528,051
Acciona SA (Spain)	5,480	1,293,220	4,752	1,121,420	2,419	570,858
Agnico-Eagle Mines, Ltd. (Canada)	9,600	713,952	8,385	623,592	4,400	327,228
Akzo Nobel NV (Netherlands)	10,623	727,481	9,227	631,880	4,890	334,875
Ameron International Corp.	4,342	520,953	3,765	451,725	1,916	229,882
Andersons, Inc. (The) (SG) (SB) (SC)	40,233	1,637,885	31,831	1,295,840	16,888	687,510
Angang Steel Co., Ltd. (China)	566,000	1,135,354	--	--	--	--
Anglo American PLC (United Kingdom)	24,566	1,741,166	21,277	1,508,051	11,306	801,336
AngloGold Ashanti, Ltd. ADR (South Africa) (SB) (SC)	17,100	580,374	14,800	502,312	7,800	264,732
Antofagasta PLC (United Kingdom)	368,359	4,792,870	297,430	3,869,984	92,259	1,200,420
Apex Silver Mines, Ltd. (Cayman Islands) (NON) (SG)
(SB)	12,200	59,902	10,500	51,555	5,600	27,496
Arcelor Mittal (Luxembourg)	98,248	9,701,197	80,223	7,920,847	26,349	2,601,702
Arcelor Mittal (Luxembourg)	11,082	1,094,259	9,404	928,570	5,001	493,809
Arch Chemicals, Inc. (SG)	30,891	1,024,037	25,705	852,121	11,212	371,678
Aurizon Mines, Ltd. (Canada) (NON)	13,600	66,776	11,800	57,938	6,200	30,442
Balfour Beatty PLC (United Kingdom)	78,445	663,111	68,050	575,240	20,828	176,063
Barrick Gold Corp. (Canada)	24,500	1,114,750	21,347	971,289	11,200	509,600
Barrick Gold Corp. (Canada)	18,000	824,631	15,500	710,099	8,400	384,828
BASF SE (Germany)	77,798	5,359,298	65,500	4,512,121	25,798	1,777,156
BHP Billiton, Ltd. (Australia)	369,060	15,460,226	302,510	12,672,392	104,790	4,389,739
Bilfinger Berger AG (Germany)	35,800	3,099,463	29,600	2,562,684	9,300	805,168
BlueScope Steel, Ltd. (Australia)	397,034	4,315,968	327,756	3,562,879	102,637	1,115,718
Boart Longyear Group (Australia)	1,720,436	3,677,738	1,420,237	3,036,009	444,750	950,732
Buckeye Technologies, Inc. (NON)	73,346	620,507	56,475	477,779	28,377	240,069
Builders FirstSource, Inc. (NON) (SG) (SB) (SC)	26,258	139,430	29,330	155,742	11,116	59,026
Carpenter Technology Corp.	26,138	1,140,924	17,713	773,172	9,497	414,544
Celanese Corp. Ser. A	5,507	251,450	4,800	219,168	2,563	117,027
Cemex SA de CV ADR (Mexico) (NON)	45,181	1,115,971	--	--	--	--
Ceradyne, Inc. (NON) (SG) (SB) (SC)	14,348	492,136	9,833	337,272	4,608	158,054
CF Industries Holdings, Inc. (SEG)	47,894	7,318,203	40,968	6,259,910	16,692	2,550,538
China Steel Corp. (Taiwan)	1,141,000	1,761,371	--	--	--	--
Cia de Minas Buenaventura SA ADR (Peru)	33,029	2,159,106	8,076	527,928	4,261	278,542
Cleveland-Cliffs, Inc. (SEG)	64,192	7,651,044	51,521	6,140,788	22,593	2,692,860
Coeur d'Alene Mines Corp. (NON) (SG) (SB) (SC)	113,800	330,020	98,500	285,650	51,900	150,510
Companhia Vale do Rio Doce (CVRD) ADR (Brazil) (SG)	43,144	1,545,418	--	--	--	--
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	83,400	2,488,656	--	--	--	--
Crystallex International Corp. (Canada) (NON)	80,500	90,160	69,700	78,064	36,700	41,104
Dongkuk Steel Mill Co., Ltd. (South Korea)	35,750	1,541,567	--	--	--	--
Dow Chemical Co. (The) (SB) (SEG)	46,300	1,616,333	42,821	1,494,881	16,409	572,838
Eldorado Gold Corp. (Canada) (NON)	56,400	487,860	49,571	428,789	26,120	225,938
Evraz Group SA GDR (Luxembourg)	11,550	1,344,077	--	--	--	--
Fletcher Building, Ltd. (New Zealand)	255,621	1,236,224	211,018	1,020,517	63,508	307,135
FMC Corp. (SG) (SB) (SC)	77,019	5,964,351	72,150	5,587,296	26,913	2,084,143
Franco-Nevada Corp. (Canada)	21,189	514,417	18,200	441,852	9,600	233,065
Gammon Gold, Inc. (Canada) (NON) (SG) (SB) (SC)	33,966	368,531	29,402	319,012	15,512	168,305
Gold Fields, Ltd. ADR (South Africa)	45,200	571,780	39,200	495,880	20,600	260,590
Goldcorp, Inc. (Canada)	24,200	1,117,314	20,841	962,229	11,000	507,870
Golden Star Resources, Ltd. (NON)	82,900	223,001	71,800	193,142	37,800	101,682
Great Basin Gold, Ltd. (Canada) (NON)	20,000	68,000	17,400	59,160	9,100	30,940
Grief, Inc. Class A (SC)	12,063	772,394	8,104	518,899	4,345	278,210
H.B. Fuller Co. (SB)	38,639	867,059	32,224	723,107	14,329	321,543
Harmony Gold Mining Co., Ltd. ADR (South Africa)	41,447	507,726	35,896	439,726	18,915	231,709
Hecla Mining Co. (NON) (SG) (SB) (SC)	30,900	286,134	26,700	247,242	14,100	130,566
Hitachi Metals, Ltd. (Japan)	38,000	625,090	32,000	526,391	17,000	279,645
Holcim, Ltd. (Switzerland)	4,079	330,408	3,500	283,508	1,843	149,287
Hyundai Steel Co. (South Korea)	30,380	2,288,884	--	--	--	--
Iamgold Corp. (Canada)	59,600	360,580	51,600	312,180	27,200	164,560
Impala Platinum Holdings, Ltd. (South Africa)	44,226	1,747,702	--	--	--	--
Innospec, Inc. (United Kingdom)	40,070	754,117	27,050	509,081	14,503	272,946
Insituform Technologies, Inc. (NON) (SG) (SB)	22,751	346,498	19,730	300,488	10,042	152,940
JFE Holdings, Inc. (Japan)	18,700	943,643	16,200	817,487	4,900	247,265
K&S AG (Germany)	523	300,145	450	258,251	237	136,012
Kaiser Aluminum Corp.	14,700	786,891	9,910	530,482	5,313	284,405
Kinross Gold Corp. (Canada)	34,200	807,462	29,600	698,856	15,600	368,316
Koninklijke DSM NV (Netherlands)	23,524	1,375,917	20,407	1,193,604	6,366	372,347
Koppers Holdings, Inc.	55,201	2,311,266	38,989	1,632,469	19,845	830,910
Layne Christensen Co. (NON)	30,290	1,326,399	27,308	1,195,817	11,074	484,930
Matsushita Electric Works, Ltd. (Japan)	51,000	520,968	44,000	449,462	13,000	132,796
Metallica Resources, Inc. (Canada) (NON)	25,200	171,897	21,800	148,705	11,500	78,445
Minefinders Corp. (Canada) (NON) (SG) (SB) (SC)	15,300	159,120	13,300	138,320	7,000	72,800
Minerals Technologies, Inc.	1,579	100,409	1,272	80,886	530	33,703
Mitsui Mining Co., Ltd. (Japan)	35,500	122,552	30,500	105,291	15,500	53,509
Monsanto Co.	51,320	6,488,901	39,324	4,972,127	15,240	1,926,946
Mueller Water Products, Inc. Class A (SG) (SB) (SC)	56,488	455,858	48,986	395,317	24,934	201,217
NewMarket Corp.	12,186	807,079	8,248	546,265	3,914	259,224
Newmont Mining Corp. (SG)	17,800	928,448	15,400	803,264	8,100	422,496
Northgate Minerals Corp. (Canada) (NON)	87,200	239,800	75,500	207,625	39,800	109,450
Northwest Pipe Co. (NON)	8,113	452,705	7,035	392,553	3,581	199,820
Nucor Corp.	1,928	143,964	1,565	116,859	637	47,565
Olin Corp. (SG)	19,607	513,311	20,531	537,502	7,785	203,811
Olympic Steel, Inc.	10,741	815,457	7,390	561,049	6,632	503,501
OM Group, Inc. (NON) (SG) (SB) (SC)	37,380	1,225,690	24,972	818,832	12,786	419,253
Packaging Corp. of America	23,720	510,217	19,847	426,909	7,666	164,896
PAN American Silver Corp. (Canada) (NON)	12,200	421,876	10,600	366,548	5,600	193,648
Perini Corp. (NON)	31,421	1,038,464	27,863	920,872	10,717	354,197
Potlatch Corp. (R) (SG) (SB)	17,155	774,034	16,426	741,141	6,237	281,413
PV Crystalox Solar PLC (United Kingdom)	69,292	274,594	60,128	238,278	31,637	125,373
Quanex Building Products Corp.	26,652	396,049	24,393	362,480	9,323	138,540
Rangold Resources, Ltd. ADR (Jersey)	9,800	452,564	8,500	392,530	4,500	207,810
Rayonier, Inc. (SG)	44,396	1,885,054	41,306	1,753,853	15,772	669,679
Rio Tinto PLC (United Kingdom)	7,315	897,489	6,330	776,637	3,369	413,348
Rio Tinto, Ltd. (Australia)	10,011	1,300,332	8,499	1,103,938	4,477	581,519
Royal Gold, Inc.	10,350	324,576	8,800	275,968	4,725	148,176
Salzgitter AG (Germany)	2,768	505,959	2,406	439,790	1,318	240,916
Schnitzer Steel Industries, Inc. Class A	10,419	1,194,017	9,267	1,061,998	3,641	417,259
Seabridge Gold, Inc. (Canada) (NON) (SG) (SB) (SC)	8,500	187,000	7,300	160,600	3,900	85,800
Sesa GOA, Ltd. (India)	13,355	1,050,922	--	--	--	--
Silgan Holdings, Inc.	26,924	1,366,124	18,375	932,348	9,235	468,584
Silver Standard Resources, Inc. (Canada) (NON)	13,400	383,910	11,600	332,340	6,100	174,765
Silver Wheaton Corp. (Canada) (NON)	31,700	464,405	27,400	401,410	14,500	212,425
Skanska AB Class B (Sweden)	98,200	1,403,396	81,000	1,157,587	24,200	345,847
Solvay SA (Belgium)	52,963	6,889,224	42,877	5,577,276	13,265	1,725,460
Southern Copper Corp. (SG) (SB) (SC)	66,416	7,081,938	60,321	6,432,028	23,105	2,463,686
Steel Dynamics, Inc.	30,847	1,205,192	20,883	815,899	10,616	414,767
Sun Hydraulics Corp.	4,377	141,246	3,618	116,753	1,386	44,726
Tenaris SA ADR (Luxembourg) (SG)	23,200	1,728,400	--	--	--	--
Terra Industries, Inc. (SG) (SB)	112,690	5,561,252	94,669	4,671,915	38,283	1,889,266
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference) (Brazil)	35,850	1,774,197	--	--	--	--
Vallourec SA (France)	1,637	572,026	1,390	485,715	732	255,787
voestalpine AG (Austria)	146,692	12,034,424	119,639	9,815,030	38,922	3,193,111
Xstrata PLC (Switzerland)	18,251	1,451,470	15,796	1,256,228	8,361	664,935
Yamana Gold, Inc. (Canada)	43,800	724,452	38,000	628,520	20,000	330,800
Yamana Gold, Inc. (Canada) (Toronto Exchange)	23,405	390,160	20,100	335,066	10,600	176,701
		187,172,997		138,117,197		55,527,364

Capital Goods		5.3%		4.9%		3.7%
ABB, Ltd. (Switzerland) (NON)	22,936	648,495	19,897	562,570	7,040	199,050
Acuity Brands, Inc. (SG) (SB) (SC)	35,218	1,693,281	28,430	1,366,914	11,375	546,910
Aecom Technology Corp. (NON)	26,385	858,304	22,880	744,286	11,646	378,844
AGCO Corp. (NON) (SEG)	78,856	4,132,843	65,261	3,420,329	27,879	1,461,138
Alstom (France)	6,024	1,381,549	5,169	1,185,463	2,723	624,495
American Ecology Corp.	25,549	754,462	17,578	519,078	8,206	242,323
American Science & Engineering, Inc. (SG) (SB) (SC)	10,727	552,762	7,343	378,385	3,445	177,521
Andritz AG (Austria)	41,203	2,592,683	34,014	2,140,318	10,236	644,096
Applied Industrial Technologies, Inc. (SG)	50,513	1,220,899	34,324	829,611	17,405	420,679
Astec Industries, Inc. (NON)	9,454	303,852	7,920	254,549	3,085	99,152
Autoliv, Inc. (Sweden)	32,296	1,505,640	30,112	1,403,821	11,534	537,715
Aveng, Ltd. (South Africa)	197,087	1,459,987	--	--	--	--
BAE Systems PLC (United Kingdom)	169,726	1,494,886	146,308	1,288,628	76,304	672,058
Bekaert SA (Belgium)	2,733	420,502	2,371	364,805	1,337	205,712
Boeing Co. (The) (SEG)	105,330	6,922,288	96,884	6,367,216	36,770	2,416,524
Bucyrus International, Inc. Class A	3,566	260,389	3,100	226,362	1,672	122,089
Calgon Carbon Corp. (NON) (SG) (SB) (SC)	24,246	374,843	21,026	325,062	10,702	165,453
Canon, Inc. (Japan)	75,150	3,870,204	62,000	3,192,982	19,300	993,945
Capstone Turbine Corp. (NON)	137,215	574,931	121,400	508,666	64,325	269,522
Charter PLC (United Kingdom)	125,516	2,161,911	103,264	1,778,638	37,170	640,223
Chiyoda Corp. (Japan)	41,000	446,274	36,000	391,851	19,000	206,810
Clean Harbors, Inc. (NON) (SG)	18,139	1,288,957	12,560	892,514	5,826	413,996
Columbus McKinnon Corp. (NON)	31,993	770,391	21,981	529,302	10,276	247,446
Conergy AG (Germany) (NON) (SG) (SB) (SC)	6,235	129,403	5,410	112,281	2,886	59,897
Cookson Group PLC (United Kingdom)	86,201	1,072,291	74,225	923,317	23,327	290,175
Cummins, Inc. (SB)	93,229	6,108,364	85,159	5,579,618	32,266	2,114,068
Curtiss-Wright Corp.	13,523	605,019	9,163	409,953	4,386	196,230
Daito Trust Construction Co., Ltd. (Japan)	14,800	718,921	12,800	621,769	6,900	335,173
Dana Holding Corp. (NON)	7,582	40,564	8,257	44,175	4,044	21,635
Darling International, Inc. (NON)	38,496	635,954	34,240	565,645	13,452	222,227
Emerson Electric Co. (SEG)	95,468	4,720,893	87,010	4,302,645	33,376	1,650,443
EnergySolutions, Inc.	35,193	786,564	31,000	692,850	16,269	363,612
EnPro Industries, Inc. (NON)	34,038	1,270,979	30,600	1,142,604	11,768	439,417
European Aeronautic Defense and Space Co. (Netherlands)	19,889	373,398	17,254	323,928	5,281	99,146
Fanuc, Ltd. (Japan)	6,400	625,995	5,500	537,965	2,900	283,654
Foster Wheeler, Ltd. (NON)	29,600	2,165,240	26,500	1,938,475	10,200	746,130
Franklin Electric Co., Inc. (SG) (SB) (SC)	13,182	511,198	11,432	443,333	5,819	225,661
Freightcar America, Inc.	22,205	788,278	17,058	605,559	8,006	284,213
Fuel Systems Solutions, Inc. (NON)	13,255	510,318	9,078	349,503	4,243	163,356
Fuel Tech, Inc. (NON) (SG) (SB) (SC)	24,655	434,421	21,600	380,592	11,412	201,079
Gardner Denver, Inc. (NON)	27,109	1,539,791	18,472	1,049,210	8,707	494,558
General Cable Corp. (NON) (SG) (SB)	15,939	969,888	10,750	654,138	5,629	342,525
GKN PLC (United Kingdom)	96,205	426,747	83,602	370,842	42,885	190,230
Glory, Ltd. (Japan)	76,900	1,809,710	66,400	1,562,611	35,200	828,372
Gorman-Rupp Co. (The)	12,522	498,876	10,859	432,623	5,527	220,196
GrafTech International, Ltd. (NON)	49,400	1,325,402	44,100	1,183,203	17,200	461,476
GS Engineering & Construction, Ltd. (South Korea)	13,110	1,435,218	--	--	--	--
Hardinge, Inc.	4,803	63,256	5,364	70,644	2,012	26,498
Heico Corp. (SG) (SB)	11,656	379,286	7,867	255,992	4,218	137,254
Herman Miller, Inc.	102,223	2,544,330	85,543	2,129,165	32,909	819,105
Hyflux, Ltd. (Singapore)	195,000	428,839	169,000	371,661	86,000	189,129
II-VI, Inc. (NON)	32,285	1,127,392	25,155	878,413	10,404	363,308
Illinois Tool Works, Inc.	34,952	1,660,570	31,431	1,493,287	12,095	574,633
IMI PLC (United Kingdom)	78,996	683,573	68,528	592,990	20,975	181,502
Intevac, Inc. (NON)	39,473	445,255	33,045	372,748	12,675	142,974

IVRCL Infrastructures & Projects, Ltd. (India)	191,428	1,351,387	--	--	--	--
Joy Global, Inc.	3,482	264,040	3,100	235,073	1,616	122,541
Komatsu, Ltd. (Japan)	11,300	315,488	9,700	270,817	5,100	142,388
Lindsay Corp. (SG) (SB)	6,139	521,631	5,323	452,295	2,709	230,184
Lockheed Martin Corp. (SEG)	77,718	7,667,658	71,172	7,021,830	26,927	2,656,618
LSB Industries, Inc. (NON) (SG) (SB) (SC)	23,734	469,933	20,600	407,880	10,831	214,454
MAN AG (Germany)	1,830	202,806	1,320	146,286	378	41,891
Manitowoc Co., Inc. (The)	12,517	407,178	12,613	410,301	4,846	157,640
Matthews International Corp.	20,610	932,809	13,474	609,833	7,224	326,958
McDermott International, Inc. (NON)	18,380	1,137,538	17,109	1,058,876	6,561	406,060
Met-Pro Corp.	7,191	96,000	6,235	83,237	3,174	42,373
Moog, Inc. (NON)	46,324	1,725,106	31,604	1,176,933	15,574	579,976
Murray & Roberts Holdings, Ltd. (South Africa)	115,914	1,291,874	--	--	--	--
Nalco Holding Co.	34,419	727,962	29,848	631,285	15,192	321,311
Nordson Corp.	12,517	912,364	12,221	890,789	4,646	338,647
Northrop Grumman Corp.	12,868	860,869	11,830	791,427	4,552	304,529
NSK, Ltd. (Japan)	52,000	455,650	45,000	394,312	25,000	219,062
Orascom Construction Industries GDR (Egypt)	8,173	1,117,439	--	--	--	--
Orbital Sciences Corp. (NON)	64,753	1,525,581	50,543	1,190,793	20,880	491,933
Parker-Hannifin Corp.	9,815	700,006	9,457	674,473	3,601	256,823
Pentair, Inc.	22,845	800,032	19,811	693,781	10,084	353,142
Pliant Corp. (F)(NON)	--	--	--	--	3	1
Prysmian SpA (Italy)	348,266	8,798,061	282,118	7,126,999	87,226	2,203,544
Raytheon Co. (SB)	95,397	5,368,943	88,280	4,968,398	33,275	1,872,717
Rieter Holding AG (Switzerland)	2,260	734,132	2,001	649,999	550	178,660
Roper Industries, Inc.	15,322	1,009,413	13,287	875,348	6,763	445,546
Safran SA (France)	18,739	361,373	16,080	310,095	8,470	163,340
Samsung Engineering Co., Ltd. (South Korea)	15,850	1,186,591	--	--	--	--
Steelcase, Inc.	110,801	1,111,334	103,043	1,033,521	39,477	395,954
Superior Essex, Inc. (NON)	6,128	273,493	7,724	344,722	2,920	130,320
Tanfield Group PLC (United Kingdom) (NON)	194,065	122,701	168,398	106,473	89,769	56,758
Teledyne Technologies, Inc. (NON)	22,625	1,103,874	15,608	761,514	7,267	354,557
Terex Corp. (NON)	6,462	331,953	5,412	278,014	2,126	109,213
Tetra Tech, Inc. (NON)	26,638	602,552	23,100	522,522	11,758	265,966
Tognum AG (Germany)	14,923	400,247	12,954	347,437	6,824	183,025
Tomkins PLC (United Kingdom)	129,292	388,285	112,160	336,835	34,329	103,096
United Technologies Corp.	39,473	2,435,484	35,293	2,177,578	13,575	837,578
United Tractors Tbk PT (Indonesia)	1,314,500	1,733,171	--	--	--	--
USEC, Inc. (NON) (SG) (SB) (SC)	70,366	427,825	65,404	397,656	25,083	152,505
Volvo AB Class A (Sweden)	108,500	1,275,458	89,600	1,053,282	27,500	323,273
Wabtec Corp.	20,233	983,728	13,855	673,630	6,499	315,981
WESCO International, Inc. (NON)	26,790	1,072,672	18,049	722,682	9,677	387,467
		125,730,907		98,890,015		40,039,608

Communication Services		3.1%		2.7%		1.9%
AboveNet, Inc. (NON)	118	7,198	--	--	59	3,599
Adelphia Recovery Trust Ser. ACC-1 (NON)	194,250	13,598	262,238	18,357	121,406	8,498
America Movil SAB de CV ADR Ser. L (Mexico)	24,174	1,275,179	--	--	--	--
AT&T, Inc. (SEG)	262,837	8,854,979	241,418	8,133,372	91,690	3,089,036
Atlantic Tele-Network, Inc.	22,018	605,715	14,792	406,928	7,931	218,182
BCE, Inc. (Canada)	12,700	443,764	11,000	384,362	5,900	206,158
Belgacom SA (Belgium)	14,155	606,970	12,279	526,526	3,759	161,187
Brasil Telecom SA (Preference) (Brazil)	107,200	1,160,444	--	--	--	--
Centennial Communications Corp. (NON)	126,075	881,264	86,273	603,048	40,498	283,081
China Mobile, Ltd. (Hong Kong)	187,500	2,520,232	--	--	--	--
China Netcom Group Corp., Ltd. (Hong Kong)	226,000	615,950	--	--	--	--
Chunghwa Telecom Co., Ltd. (Taiwan)	362,000	936,341	--	--	--	--
Chunghwa Telecom Co., Ltd. ADR (Taiwan)	9,700	246,089	--	--	--	--
Comcast Corp. Class A (SG) (SB) (SC)	75,750	1,436,978	70,097	1,329,740	26,788	508,168
DirecTV Group, Inc. (The) (NON)	121,391	3,145,241	112,917	2,925,679	41,885	1,085,240
DISH Network Corp. Class A (NON)	36,847	1,078,880	34,902	1,021,931	13,324	390,127
Embarq Corp.	18,923	894,490	17,350	820,135	6,646	314,156
Empressa Nacional de Telecomunicaciones SA (Chile)	46,672	639,123	--	--	--	--
Fairpoint Communications, Inc. (SG)	4,634	33,411	4,103	29,583	1,469	10,591
France Telecom SA (France)	263,116	7,725,987	213,893	6,280,631	68,152	2,001,176
Globe Telecom, Inc. (Philippines)	39,650	1,042,491	--	--	--	--
InterDigital, Inc. (NON) (SG)	95,731	2,328,178	84,164	2,046,868	33,453	813,577
j2 Global Communications, Inc. (NON)	41,399	952,177	30,359	698,257	13,307	306,061
KDDI Corp. (Japan)	1,312	8,118,015	1,066	6,595,888	329	2,035,691
Koninklijke (Royal) KPN NV (Netherlands)	28,331	484,463	24,311	415,720	12,806	218,984
Liberty Global, Inc. Class A (NON) (SG) (SB)	77,369	2,431,708	71,074	2,233,856	27,220	855,525
Nice Systems, Ltd. ADR (Israel) (NON)	47,398	1,401,559	32,000	946,240	16,136	477,142
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	843	4,134,692	706	3,462,743	255	1,250,707
Novatel Wireless, Inc. (NON)	36,208	402,995	24,846	276,536	11,631	129,453
NTELOS Holdings Corp.	26,619	675,324	18,804	477,057	8,513	215,975
Premiere Global Services, Inc. (NON)	96,948	1,413,502	72,612	1,058,683	31,190	454,750
Rogers Communications Class B (Canada)	20,200	785,445	17,800	692,125	9,300	361,616
StarHub, Ltd. (Singapore)	231,000	484,223	198,000	415,049	104,000	218,005
Syniverse Holdings, Inc. (NON)	53,517	866,975	39,498	639,868	17,230	279,126
Telefonica SA (Spain)	111,731	2,953,774	93,553	2,473,212	36,399	962,261
Telekom Austria AG (Austria)	15,127	327,439	10,873	235,357	3,519	76,172
Telekomunikacja Polska SA (Poland)	129,771	1,266,693	--	--	--	--
Telephone and Data Systems, Inc. (SB) (SC)	10,942	517,228	10,461	494,491	3,515	166,154
USA Mobility, Inc. (NON)	54,701	412,993	50,837	383,819	19,475	147,036
Verizon Communications, Inc.	235,319	8,330,293	215,326	7,622,540	82,525	2,921,385
Vodafone Group PLC (United Kingdom)	537,598	1,585,107	467,175	1,377,465	250,554	738,758
		74,037,107		55,026,066		20,907,577

Conglomerates		2.1%		2.1%		1.4%
3M Co.	58,745	4,088,065	52,999	3,688,200	20,354	1,416,435
AMETEK, Inc.	10,244	483,722	6,923	326,904	3,290	155,354
Ansell, Ltd. (Australia)	98,257	872,192	85,237	756,618	30,762	273,063
Bouygues SA (France)	88,813	5,856,787	71,808	4,735,389	22,671	1,495,043
General Electric Co. (SEG)	210,905	5,629,054	193,843	5,173,670	74,245	1,981,599
Honeywell International, Inc.	102,511	5,154,253	85,098	4,278,727	34,019	1,710,475
Investor AB Class B (Sweden)	266,200	5,590,947	216,000	4,536,606	66,600	1,398,787
Itochu Corp. (Japan)	343,000	3,659,055	283,000	3,018,987	86,000	917,431
Mitsubishi Corp. (Japan)	149,600	4,938,691	125,800	4,152,990	49,500	1,634,126
Swire Pacific, Ltd. (Hong Kong)	639,500	6,541,077	519,000	5,308,552	162,000	1,657,005
Vivendi SA (France)	141,742	5,367,489	118,826	4,499,705	47,534	1,800,019
Walter Industries, Inc.	17,968	1,954,379	15,956	1,735,534	6,624	720,492
		50,135,711		42,211,882		15,159,829

Consumer Cyclicals		5.9%		5.4%		4.0%
Aaron Rents, Inc. (SG) (SB) (SC)	24,158	539,448	23,562	526,139	8,974	200,389
Adidas-Salomon AG (Germany)	3,879	244,300	2,798	176,219	801	50,447
Aeropostale, Inc. (NON) (SEG) (SG)	68,840	2,156,757	55,295	1,732,392	23,445	734,532
Aisin Seiki Co., Ltd. (Japan)	41,100	1,349,066	33,900	1,112,733	10,500	344,652
Amazon.com, Inc. (NON) (SEG) (SG) (SB)	41,223	3,022,883	38,422	2,817,485	14,310	1,049,352
American Woodmark Corp. (SG) (SB) (SC)	45,336	957,950	44,287	935,784	15,791	333,664
Astral Media, Inc. (Canada)	8,700	273,895	7,400	232,968	3,900	122,781
Bally Technologies, Inc. (NON)	31,732	1,072,542	28,223	953,937	11,088	374,774
Barratt Developments PLC (United Kingdom)	41,414	46,986	35,949	40,786	18,951	21,501
Bayerische Motoren Werke (BMW) AG (Germany)	9,300	446,431	8,300	398,427	4,400	211,215
Buckle, Inc. (The) (SG) (SB)	67,551	3,089,107	52,589	2,404,895	23,501	1,074,701
Callaway Golf Co.	19,431	229,869	16,230	192,001	6,281	74,304
Casey's General Stores, Inc.	10,592	245,417	11,830	274,101	3,408	78,963
Cash America International, Inc.	16,890	523,590	11,213	347,603	6,012	186,372
Charlotte Russe Holding, Inc. (NON)	93,526	1,661,022	76,263	1,354,431	31,993	568,196
Childrens Place Retail Stores, Inc. (The) (NON)	20,921	755,248	18,607	671,713	7,310	263,891
Coach, Inc. (NON)	128,932	3,723,556	106,265	3,068,933	41,452	1,197,134
Consolidated Graphics, Inc. (NON)	15,885	782,654	10,837	533,939	5,810	286,259
CTC Media, Inc. (Russia) (NON)	79,722	1,965,945	34,413	848,625	13,127	323,712
Daily Mail and General Trust Class A (United Kingdom)	73,666	458,227	63,905	397,510	19,194	119,393
DaimlerChrysler AG (Germany)	12,003	741,129	10,432	644,127	5,566	343,674
Davis Service Group PLC (United Kingdom)	74,699	662,858	64,801	575,026	20,704	183,721
De La Rue PLC (United Kingdom)	27,271	484,373	23,401	415,636	12,327	218,946
Deckers Outdoor Corp. (NON) (SC)	27,730	3,860,016	23,745	3,305,304	9,726	1,353,859
Deluxe Corp. (SG)	49,014	873,429	35,725	636,620	17,123	305,132
Desarrolladora Homex SA de CV ADR (Mexico) (NON) (SG)	16,013	938,042	--	--	--	--
Dolby Laboratories, Inc. Class A (NON)	31,684	1,276,865	28,939	1,166,242	11,122	448,217
Dollar Tree, Inc. (NON)	70,455	2,303,174	65,111	2,128,479	24,184	790,575
Dongfeng Motor Group Co., Ltd. (China)	578,000	231,292	502,000	200,880	264,000	105,642
Dress Barn, Inc. (NON)	6,128	81,993	5,182	69,335	2,020	27,028
DSW, Inc. Class A (NON) (SG) (SB) (SC)	33,111	390,048	22,398	263,848	10,635	125,280
Esprit Holdings, Ltd. (Hong Kong)	103,500	1,075,235	89,000	924,598	46,500	483,077
Exide Technologies (NON)	30,960	518,890	27,200	455,872	14,448	242,148
Expedia, Inc. (NON)	59,689	1,097,084	55,824	1,026,045	21,373	392,836
Experian Group, Ltd. (Ireland)	68,376	505,668	59,316	438,666	18,126	134,049
EZCORP, Inc. Class A (NON)	97,276	1,240,269	65,596	836,349	33,421	426,118
Family Dollar Stores, Inc. (SG) (SB)	49,801	993,032	47,709	951,317	18,178	362,469
Fiat SpA (Italy)	398,113	6,501,309	323,730	5,286,611	99,711	1,628,312
Focus Media Holding, Ltd. ADR (China) (NON) (SG) (SB)
(SC)	43,834	1,215,078	5,200	144,144	2,700	74,844
Fossil, Inc. (NON)	34,004	988,496	31,087	903,699	11,820	343,607
GameStop Corp. (NON) (SG) (SB)	53,607	2,165,723	47,065	1,901,426	18,747	757,379
Genesco, Inc. (NON) (SG) (SB)	24,810	765,885	16,710	515,838	9,000	277,830
Genting Berhad (Malaysia)	578,100	991,534	--	--	--	--
Gildan Activewear, Inc. (Canada) (NON)	21,600	556,454	18,300	471,440	9,700	249,889
Gymboree Corp. (The) (NON)	41,422	1,659,780	32,096	1,286,087	13,810	553,367
Hasbro, Inc. (SG) (SB) (SC)	44,373	1,585,004	40,280	1,438,802	15,372	549,088
Healthcare Services Group, Inc. (SG) (SB)	21,680	329,753	14,568	221,579	7,811	118,805
Helen of Troy, Ltd. (Bermuda) (NON)	4,903	79,036	4,107	66,205	1,596	25,728
Hillenbrand, Inc.	30,200	646,280	20,400	436,560	10,900	233,260
Home Retail Group (United Kingdom)	65,762	284,152	57,048	246,499	18,126	78,321
Hooker Furniture Corp.	24,700	427,804	16,714	289,486	8,961	155,205
ICF International, Inc. (NON)	23,661	393,246	16,212	269,443	7,600	126,312
J Crew Group, Inc. (NON) (SG) (SB)	18,731	618,310	17,696	584,145	6,768	223,412
Jakks Pacific, Inc. (NON)	57,920	1,265,552	46,173	1,008,880	20,958	457,932
JC Decaux SA (France)	10,396	264,789	8,921	227,221	4,699	119,685
Jos. A. Bank Clothiers, Inc. (NON) (SG) (SB) (SC)	21,534	576,035	14,607	390,737	7,832	209,506
Kuoni Reisen Holding AG (Switzerland)	1,363	653,816	1,182	566,993	343	164,533
Landauer, Inc.	17,091	961,198	11,589	651,765	6,213	349,419
Lear Corp. (NON) (SG) (SB) (SC)	29,577	419,402	27,130	384,703	10,272	145,657
Lennox International, Inc.	21,930	635,093	14,780	428,029	7,950	230,232
LG Corp. (South Korea)	23,240	1,508,745	--	--	--	--
Maidenform Brands, Inc. (NON)	39,163	528,701	27,080	365,580	12,580	169,830
Manpower, Inc.	12,955	754,499	12,124	706,102	4,654	271,049
Marvel Entertainment, Inc. (NON) (SG) (SB) (SC)	45,774	1,471,176	34,071	1,095,042	14,745	473,904
Matsushita Electric Industrial Co., Ltd. (Japan)	576,000	12,441,426	469,000	10,130,258	155,000	3,347,953
Mattel, Inc.	129,880	2,223,546	116,534	1,995,062	44,652	764,442
Maximus, Inc.	19,169	667,465	16,034	558,304	6,176	215,048
Mediaset SpA (Italy)	49,411	324,887	42,864	281,839	13,120	86,267
Men's Wearhouse, Inc. (The) (SG)	27,482	447,682	24,833	404,530	9,540	155,407
Monro Muffler, Inc.	34,160	529,138	23,095	357,742	12,383	191,813
Morningstar, Inc. (NON) (SG) (SB)	22,646	1,631,191	18,215	1,312,026	7,765	559,313
Naspers, Ltd. Class N (South Africa)	67,994	1,489,042	--	--	--	--
NBTY, Inc. (NON)	41,135	1,318,788	36,760	1,178,526	14,108	452,302
Next PLC (United Kingdom)	96,312	1,858,162	79,507	1,533,941	24,428	471,293
NIKE, Inc. Class B (SB) (SC)	32,908	1,961,646	30,600	1,824,066	11,746	700,179
Nissha Printing Co., Ltd. (Japan)	6,000	345,784	5,100	293,916	2,700	155,603
Onward Kashiyama Co., Ltd. (Japan)	44,000	462,743	39,000	410,158	21,000	220,855
PC Mall, Inc. (NON)	35,621	483,021	24,404	330,918	11,410	154,720

Perry Ellis International, Inc. (NON)	53,961	1,145,052	41,302	876,428	19,346	410,522
Phillips-Van Heusen Corp. (SG) (SB) (SC)	54,177	1,983,962	36,970	1,353,841	18,653	683,073
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	18,355	386,020	15,934	335,105	8,393	176,511
Priceline.com, Inc. (NON) (SG) (SB) (SC)	26,637	3,075,508	22,715	2,622,674	9,110	1,051,841
RadioShack Corp. (SG) (SB) (SC)	52,163	640,040	47,611	584,187	16,825	206,443
Renault SA (France)	4,113	336,598	3,571	292,242	1,881	153,936
Rent-A-Center, Inc. (NON)	31,914	656,471	21,540	443,078	11,549	237,563
S.A. D'Ieteren NV (Belgium)	1,779	490,267	1,544	425,504	473	130,352
Scholastic Corp. (NON)	20,882	598,478	14,006	401,412	7,509	215,208
Skechers U.S.A., Inc. Class A (NON)	--	--	4,400	86,944	1,600	31,616
Sony Corp. (Japan)	49,200	2,153,254	40,600	1,776,872	12,300	538,314
Standard Parking Corp. (NON)	31,558	574,356	21,578	392,720	10,137	184,493
Stantec, Inc. (Canada) (NON)	16,648	428,554	14,437	371,639	7,348	189,153
Steven Madden, Ltd. (NON)	91,392	1,679,785	72,571	1,333,855	31,897	586,267
Suzuki Motor Corp. (Japan)	16,900	400,104	14,700	348,019	7,700	182,296
Target Corp.	23,019	1,070,153	20,629	959,042	7,952	369,688
Tenneco Automotive, Inc. (NON)	28,015	379,043	24,500	331,485	12,935	175,011
Thomas Cook Group PLC (United Kingdom)	842,779	3,925,473	688,529	3,207,012	213,759	995,641
TJX Cos., Inc. (The)	33,784	1,063,182	31,187	981,455	11,964	376,507
Toro Co. (The) (SG) (SB) (SC)	36,126	1,201,912	24,793	824,863	12,324	410,019
Town Sports International Holdings, Inc. (NON)	54,790	511,739	37,460	349,876	17,580	164,197
Toyota Motor Corp. (Japan)	8,400	396,944	7,300	344,963	2,200	103,962
True Religion Apparel, Inc. (NON) (SG) (SB) (SC)	25,116	669,341	17,272	460,299	8,067	214,986
TUI Travel PLC (United Kingdom)	169,014	687,423	146,619	596,336	43,950	178,756
Tupperware Brands Corp.	31,100	1,064,242	27,700	947,894	10,800	369,576
Urban Outfitters, Inc. (NON)	61,900	1,930,661	55,300	1,724,807	21,600	673,704
Valeo SA (France)	53,220	1,696,075	43,934	1,400,139	13,221	421,342
Volkswagon AG (Germany)	2,090	602,536	1,791	516,336	520	149,913
Volkswagen AG (Preference) (Germany)	1,582	228,074	1,124	162,045	326	46,999
Wal-Mart Stores, Inc. (SEG)	58,131	3,266,962	51,587	2,899,189	20,155	1,132,711
Walt Disney Co. (The)	77,125	2,406,300	68,166	2,126,779	26,705	833,196
Warnaco Group, Inc. (The) (NON)	69,711	3,072,164	52,448	2,311,383	24,561	1,082,403
Watson Wyatt Worldwide, Inc. Class A	44,529	2,355,139	34,495	1,824,441	15,890	840,422
Wiley (John) & Sons, Inc. Class A	26,870	1,209,956	24,539	1,104,991	9,428	424,543
William Hill PLC (United Kingdom)	96,616	613,001	85,638	543,349	24,196	153,517
WMS Industries, Inc. (NON)	3,503	104,284	2,934	87,345	1,168	34,771
Wolverine World Wide, Inc.	48,846	1,302,723	33,061	881,737	16,718	445,869
		139,555,437		109,787,553		43,596,625

Consumer Staples		6.5%		6.2%		4.6%
Acucar Guarani SA (Brazil) (NON)	64,159	405,541	--	--	--	--
Acucar Guarani SA 144A (Brazil) (NON)	50,364	318,344	--	--	--	--
Administaff, Inc.	19,869	554,146	16,621	463,560	6,390	178,217
Alberto-Culver Co. (SG) (SC)	61,026	1,603,153	41,811	1,098,375	20,970	550,882
Alliance One International, Inc. (NON)	94,427	482,522	72,481	370,378	32,079	163,924
Altria Group, Inc. (SEG)	196,421	4,038,416	180,798	3,717,207	68,760	1,413,706
Axfood AB (Sweden)	14,400	476,295	12,600	416,758	3,600	119,074
Barry Callebaut AG (Switzerland) (NON)	595	386,095	510	330,938	268	173,905
BAT Industries PLC (United Kingdom)	23,255	802,457	20,348	702,145	10,719	369,879
Beiersdorf AG (Germany)	11,532	848,523	9,896	728,146	5,212	383,498
Benesse Corp. (Japan)	9,700	393,416	8,200	332,579	4,300	174,401
BJ's Wholesale Club, Inc. (NON) (SB)	22,922	887,081	15,452	597,992	8,285	320,630
Blyth Industries, Inc.	19,869	239,024	20,824	250,513	7,890	94,917
Boston Beer Co., Inc. Class A (NON)	18,140	737,935	12,230	497,516	6,570	267,268
Brinker International, Inc.	49,888	942,883	44,728	845,359	17,130	323,757
Britvic PLC (United Kingdom)	135,510	777,807	116,554	669,003	60,676	348,271
Cal-Maine Foods, Inc. (SG) (SB)	45,708	1,507,907	34,996	1,154,518	15,197	501,349
Campbell Soup Co.	17,331	579,895	16,913	565,909	6,440	215,482
Carrefour Supermarche SA (France)	977	55,108	839	47,324	442	24,931
CBRL Group, Inc.	44,987	1,102,631	42,332	1,037,557	16,184	396,670
CEC Entertainment, Inc. (NON)	39,560	1,108,076	36,173	1,013,206	13,877	388,695
Central European Distribution Corp. (NON)	14,300	1,060,345	9,800	726,670	4,600	341,090
Chattem, Inc. (NON) (SG) (SB) (SC)	17,940	1,166,997	12,376	805,059	5,762	374,818
Coca-Cola Co. (The)	23,720	1,232,966	22,878	1,189,198	8,166	424,469
Coca-Cola Hellenic Bottling Co., SA (Greece)	14,680	398,479	12,600	342,019	6,640	180,238
Colgate-Palmolive Co. (SEG)	51,287	3,543,932	48,002	3,316,938	17,908	1,237,443
Colruyt SA (Belgium)	22,336	5,878,852	18,004	4,738,666	5,594	1,472,345
Cosan, Ltd. Class A (Brazil) (NON)	76,554	968,408	67,200	850,080	35,306	446,621
Denny's Corp. (NON)	183,352	520,720	124,184	352,683	66,585	189,101
DeVry, Inc.	8,579	460,006	7,137	382,686	2,768	148,420
Domino's Pizza, Inc. (NON) (SG) (SB) (SC)	32,675	375,763	22,141	254,622	11,871	136,517
Energizer Holdings, Inc. (NON)	7,851	573,830	6,900	504,321	3,639	265,975
Estee Lauder Cos., Inc. (The) Class A (SG) (SB) (SC)	53,214	2,471,790	48,785	2,266,063	18,645	866,060
Flowers Foods, Inc.	27,698	784,961	18,797	532,707	10,078	285,611
Fomento Economico Mexicano SA de CV ADR (Mexico)	50,000	2,275,500	--	--	--	--
Hansen Natural Corp. (NON) (SG) (SB) (SC)	52,000	1,498,640	46,300	1,334,366	18,000	518,760
Heidrick & Struggles International, Inc. (SG) (SB) (SC)	41,223	1,139,404	39,106	1,080,890	14,110	390,000
Heineken NV (Netherlands)	33,581	1,707,354	27,722	1,409,465	8,681	441,367
Herbalife, Ltd. (Cayman Islands)	47,264	1,831,480	42,112	1,631,840	17,537	679,559
Iaws Group PLC (Ireland)	49,077	1,228,060	42,574	1,065,335	12,447	311,463
Imperial Sugar Co. (SG) (SB) (SC)	50,675	786,983	48,491	753,065	18,496	287,243
InBev NV (Belgium)	121,571	8,405,522	98,531	6,812,517	32,010	2,213,199
Inchcape PLC (United Kingdom)	435,624	2,759,351	359,612	2,277,872	112,057	709,797
ITT Educational Services, Inc. (NON) (SG) (SB) (SC)	29,309	2,421,803	24,835	2,052,116	9,978	824,482
Jack in the Box, Inc. (NON)	25,303	567,040	17,048	382,046	9,140	204,827
Japan Tobacco, Inc. (Japan)	86	367,459	75	320,458	40	170,911
Jardine Cycle & Carriage, Ltd. (Singapore)	72,000	900,265	62,000	775,228	18,000	225,066
KAO Corp. (Japan)	84,000	2,206,565	69,000	1,812,535	22,000	577,910
Kerry Group PLC Class A (Ireland)	149,619	4,428,657	123,512	3,655,901	38,677	1,144,822
Koninklijke Ahold NV (Netherlands)	70,843	949,267	61,617	825,642	26,849	359,765
Korn/Ferry International (NON) (SG) (SB) (SC)	51,813	815,018	48,198	758,155	18,418	289,715
Kroger Co.	110,188	3,181,128	98,643	2,847,823	37,865	1,093,163
Kroton Educacional SA (Brazil) (NON)	104,600	2,128,957	--	--	--	--
Kroton Educacional SA 144A (Brazil) (NON)	10,150	206,586	--	--	--	--
KT&G Corp. (South Korea)	11,030	949,135	--	--	--	--
Longs Drug Stores Corp.	98,325	4,140,466	74,987	3,157,703	32,567	1,371,396
Mannatech, Inc. (SG) (SB) (SC)	78,506	427,073	65,698	357,397	25,343	137,866
Marubeni Corp. (Japan)	262,000	2,191,983	227,000	1,899,161	93,000	778,070
McDonald's Corp.	49,100	2,760,402	44,385	2,495,325	16,965	953,772
Medion AG (Germany)	12,076	189,720	10,363	162,808	5,458	85,748
MWI Veterinary Supply, Inc. (NON)	18,351	607,602	12,789	423,444	5,894	195,150
Nash Finch Co. (SG) (SB) (SC)	76,062	2,606,645	62,033	2,125,871	26,622	912,336
Nestle SA (Switzerland)	37,770	1,705,604	32,540	1,469,429	17,020	768,583
Netflix, Inc. (NON) (SG) (SB) (SC)	50,290	1,311,060	40,650	1,059,746	16,940	441,626
New Oriental Education & Technology Group ADR (China)
(NON) (SB)	8,497	496,395	5,754	336,149	2,729	159,428
Orkla ASA (Norway)	50,000	640,620	43,450	556,699	22,300	285,716
Papa John's International, Inc. (NON)	29,057	772,626	27,765	738,271	10,571	281,083
Pepsi Bottling Group, Inc. (The)	79,993	2,233,405	65,209	1,820,635	26,572	741,890
PepsiCo, Inc.	36,323	2,309,780	34,120	2,169,691	13,013	827,497
Philip Morris International, Inc. (SEG)	90,894	4,489,255	86,104	4,252,677	34,612	1,709,487
Prestige Brands Holdings, Inc. (NON)	102,346	1,091,008	68,777	733,163	36,877	393,109
Procter & Gamble Co. (The)	59,196	3,599,709	52,710	3,205,295	20,415	1,241,436
Ralcorp Holdings, Inc. (NON) (SG) (SB) (SC)	15,580	770,275	14,470	715,397	5,506	272,217
Reckitt Benckiser PLC (United Kingdom)	44,422	2,250,859	38,234	1,937,314	20,061	1,016,489
Reynolds American, Inc.	114,476	5,342,595	105,193	4,909,357	40,249	1,878,421
Robert Half International, Inc.	43,849	1,051,061	42,332	1,014,698	15,161	363,409
Ruby Tuesday, Inc. (SG) (SB)	95,030	513,162	64,040	345,816	34,430	185,922
Safeway, Inc.	146,835	4,192,139	133,444	3,809,826	50,781	1,449,798
Sanderson Farms, Inc.	4,553	157,170	5,769	199,146	2,189	75,564
Sara Lee Corp.	163,750	2,005,938	147,623	1,808,382	56,618	693,571
Sinclair Broadcast Group, Inc. Class A (SG)	133,343	1,013,407	99,837	758,761	46,168	350,877
Snow Brand Milk Products Co., Ltd. (Japan)	164,000	592,454	140,000	505,754	74,000	267,327
Sonic Corp. (NON) (SG) (SB)	40,436	598,453	37,639	557,057	14,394	213,031
Spartan Stores, Inc.	38,204	878,692	25,909	595,907	13,892	319,516
Suedzucker AG (Germany)	82,424	1,491,807	67,031	1,213,206	20,971	379,558
Time Warner, Inc.	310,886	4,601,113	283,535	4,196,318	108,610	1,607,428
Toyo Suisan Kaisha, Ltd. (Japan)	239,000	5,410,300	200,000	4,527,448	80,000	1,810,979
TrueBlue, Inc. (NON)	76,057	1,004,713	67,946	897,567	26,094	344,702
Unilever NV (Netherlands)	21,606	612,892	18,743	531,678	5,737	162,740
Universal Corp. (SG)	14,967	676,808	14,274	645,470	5,494	248,439
VFB, LLC (F)(RES)(NON)	--	--	--	--	254,213	5,259
WM Morrison Supermarkets PLC (United Kingdom)	88,037	466,147	76,504	405,081	39,244	207,793
Wolseley PLC (United Kingdom)	168,430	1,253,118	136,975	1,019,093	42,855	318,841
Woolworths, Ltd. (Australia)	275,364	6,453,918	222,600	5,217,248	69,742	1,634,597
Yum! Brands, Inc.	73,272	2,571,114	69,335	2,432,965	26,540	931,289
		153,919,966		126,102,902		49,242,173

Energy		9.2%		7.7%		5.9%
Alliance Resource Partners, LP	15,120	841,882	10,210	568,493	5,500	306,240
Alpha Natural Resources, Inc. (NON)	44,918	4,684,498	40,000	4,171,600	16,005	1,669,161
Arch Coal, Inc.	4,798	359,994	4,300	322,629	2,233	167,542
Aventine Renewable Energy Holdings, Inc. (NON) (SG)
(SB) (SC)	66,280	291,632	57,500	253,000	30,292	133,285
Ballard Power Systems, Inc. (Canada) (NON)	25,913	108,057	23,600	98,412	12,046	50,232
Basic Energy Services, Inc. (NON)	35,646	1,122,849	24,511	772,097	11,450	360,675
BG Group PLC (United Kingdom)	34,811	907,422	29,871	778,651	15,735	410,166
BP PLC (United Kingdom)	603,663	7,007,899	508,174	5,899,371	200,852	2,331,683
Canadian Solar, Inc. (China) (NON) (SG) (SB) (SC)	5,180	208,184	4,700	188,893	2,408	96,778
Centennial Coal Co., Ltd. (Australia) (SG) (SC)	35,502	190,580	30,806	165,372	16,433	88,215
Chevron Corp. (SEG)	151,412	15,009,472	139,199	13,798,797	52,975	5,251,412
China Coal Energy Co. (China)	222,000	388,370	196,000	342,885	103,000	180,190
China Petroleum & Chemical Corp. (China)	3,353,000	3,139,312	494,000	462,517	264,000	247,175
China Petroleum & Chemical Corp. ADR (China)	2,100	195,069	--	--	--	--
China Shenhua Energy Co., Ltd. (China)	434,000	1,703,292	128,500	504,316	68,000	266,875
China Sunergy Co., Ltd. ADR (China) (NON)	15,979	132,146	13,900	114,953	7,411	61,289
CNOOC, Ltd. (Hong Kong)	1,107,000	1,905,365	--	--	--	--
Complete Production Services, Inc. (NON)	27,759	1,010,983	18,831	685,825	8,916	324,721
Comstock Resources, Inc. (NON)	21,749	1,836,268	15,145	1,278,692	6,986	589,828
ConocoPhillips (SEG)	85,095	8,032,117	77,361	7,302,105	29,671	2,800,646
CONSOL Energy, Inc. (SEG)	3,982	447,457	3,500	393,295	1,833	205,974
Core Laboratories NV (Netherlands) (NON) (SG)	13,354	1,900,942	8,959	1,275,314	4,289	610,539
Delek US Holdings, Inc.	24,421	224,917	20,433	188,188	7,879	72,566
Devon Energy Corp.	6,478	778,396	5,378	646,220	2,127	255,580
Dresser-Rand Group, Inc. (NON)	75,793	2,963,506	69,999	2,736,961	25,989	1,016,170
ENI SpA (Italy)	197,815	7,352,679	159,962	5,945,703	49,413	1,836,655
ENSCO International, Inc.	30,458	2,459,179	28,645	2,312,797	10,398	839,535
Ersol Solar Energy AG (Germany) (NON)	2,060	327,494	1,787	284,093	942	149,757
Evergreen Solar, Inc. (NON) (SG) (SB) (SC)	19,963	193,441	17,300	167,637	9,133	88,499
Exxon Mobil Corp. (SEG)	318,684	28,085,621	258,347	22,768,121	105,263	9,276,828
Felix Resources, Ltd. (Australia)	11,623	189,411	10,086	164,363	5,391	87,853
First Solar, Inc. (NON) (SG) (SB) (SC)	6,973	1,902,374	6,161	1,680,844	2,603	710,150
Foundation Coal Holdings, Inc.	3,017	267,246	2,600	230,308	1,383	122,506
Fred Olsen Energy ASA (Norway)	11,000	667,878	9,500	576,804	5,000	303,581
Frontier Oil Corp.	63,212	1,511,399	42,321	1,011,895	21,684	518,464
FuelCell Energy, Inc. (NON) (SG) (SB) (SC)	95,264	676,374	83,400	592,140	44,044	312,712
Fushan International Energy Group, Ltd. (Hong Kong)
(NON)	214,000	164,681	186,000	143,134	100,000	76,954
Gazprom (Russia)	583,476	8,506,304	--	--	--	--
Gloucester Coal, Ltd. (Australia)	11,977	148,107	10,393	128,519	5,303	65,577
Halliburton Co.	8,491	450,617	9,484	503,316	3,566	189,248
Headwaters, Inc. (NON) (SG) (SB) (SC)	68,654	808,058	59,900	705,023	31,663	372,674
Helmerich & Payne, Inc.	22,810	1,642,776	15,381	1,107,740	8,247	593,949

Hidili Industry International Development, Ltd. (China)	107,000	186,638	93,000	162,218	50,000	87,214
Holly Corp.	34,603	1,277,543	29,748	1,098,296	12,104	446,880
Inpex Holdings, Inc. (Japan)	44	556,121	38	480,287	20	252,782
International Coal Group, Inc. (NON) (SG) (SB) (SC)	79,074	1,031,916	57,510	750,506	28,101	366,718
ION Geophysical Corp. (NON) (SG) (SB)	95,649	1,669,075	65,940	1,150,653	30,724	536,134
JA Solar Holdings Co., Ltd. ADR (China) (NON)	62,893	1,059,747	44,444	748,881	21,638	364,600
James River Coal Co. (NON)	5,188	304,484	4,500	264,105	2,297	134,811
LDK Solar Co., Ltd. ADR (China) (NON) (SG) (SB) (SC)	8,729	330,655	7,600	287,888	4,044	153,187
Lufkin Industries, Inc.	9,615	800,737	6,523	543,235	3,088	257,169
Lukoil (Russia)	45,358	4,456,414	9,500	933,373	5,000	491,249
Lukoil ADR (Russia)	19,502	1,925,823	6,000	592,500	3,140	310,075
MacArthur Coal, Ltd. (Australia)	11,982	193,768	10,397	168,136	5,526	89,364
Marathon Oil Corp.	161,405	8,372,077	148,034	7,678,524	56,072	2,908,455
Mariner Energy, Inc. (NON) (SG) (SB)	44,435	1,642,762	30,386	1,123,370	14,273	527,673
Massey Energy Co. (SEG)	38,179	3,579,281	34,100	3,196,875	13,768	1,290,750
McMoRan Exploration Co. (NON) (SG) (SB) (SC)	53,162	1,463,018	41,942	1,154,244	17,831	490,709
Nexen, Inc. (Canada)	15,900	635,437	13,900	555,508	7,200	287,745
Noble Corp.	23,457	1,523,767	21,411	1,390,859	8,161	530,139
Occidental Petroleum Corp.	44,112	3,963,904	41,159	3,698,548	15,266	1,371,803
Oil States International, Inc. (NON) (SG) (SC)	12,956	821,929	8,775	556,686	4,161	263,974
Patriot Coal Corp. (NON)	2,673	409,744	2,300	352,567	1,235	189,313
Peabody Energy Corp.	5,473	481,898	4,800	422,640	2,518	221,710
Petroleo Brasileiro SA ADR (Brazil)	49,972	3,539,517	7,000	495,810	3,600	254,988
Petroleo Brasileiro SA ADR (Preference) (Brazil)	76,120	4,411,154	--	--	--	--
Petroleum Geo-Services ASA (Norway)	23,150	566,289	19,850	485,566	10,450	255,625
Q-Cells AG (Germany) (NON)	3,346	338,724	2,964	300,053	1,543	156,202
Queensland Gas Co., Ltd. (Australia) (NON)	41,373	212,975	35,901	184,807	19,114	98,393
Renewable Energy Corp. AS (Norway) (NON)	11,954	308,509	10,400	268,403	5,485	141,557
Repsol YPF SA (Spain)	33,925	1,335,177	29,430	1,158,268	9,018	354,919
Riversdale Mining, Ltd. (Australia) (NON)	16,492	186,707	14,907	168,763	7,606	86,108
Rosetta Resources, Inc. (NON)	17,243	491,426	19,260	548,910	7,338	209,133
Royal Dutch Shell PLC Class A (Netherlands)	58,431	2,399,908	48,236	1,981,174	14,527	596,660
Royal Dutch Shell PLC Class B (Netherlands)	230,767	9,281,012	188,398	7,577,011	64,008	2,574,281
S-Oil Corp. (South Korea)	17,926	1,151,761	--	--	--	--
Sasol, Ltd. (South Africa)	53,886	3,187,607	--	--	--	--
Sasol, Ltd. ADR (South Africa)	7,679	452,600	6,800	400,792	3,552	209,355
Seadrill, Ltd. (Bermuda)	15,846	484,875	13,597	416,057	7,162	219,152
Solar Millennium AG (Germany) (NON)	3,273	139,663	2,840	121,187	1,507	64,306
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)
(SG) (SB) (SC)	13,738	240,415	11,900	208,250	6,300	110,250
Solaria Energia y Medio Ambiente SA (Spain) (NON) (SG)
(SB) (SC)	11,927	171,419	10,629	152,763	5,566	79,996
Solon AG Fuer Solartechnik (Germany) (NON) (SG) (SB)
(SC)	2,149	197,659	1,865	171,537	989	90,965
StatoilHydro ASA (Norway)	302,420	11,305,865	247,572	9,255,392	84,907	3,174,218
Stone Energy Corp. (NON)	38,561	2,541,556	29,779	1,962,734	13,210	870,671
Suncor Energy, Inc. (Canada)	21,400	1,245,213	18,400	1,070,651	9,600	558,600
Sunoco, Inc. (SB) (SC)	84,200	3,426,098	75,000	3,051,750	29,100	1,184,079
Sunpower Corp. Class A (NON) (SG) (SB) (SC)	4,392	316,136	3,800	273,524	2,014	144,968
Suntech Power Holdings Co., Ltd. ADR (China) (NON) (SG)	6,872	257,425	6,000	224,760	3,177	119,010
Swift Energy Co. (NON) (SG) (SB)	17,393	1,148,982	11,496	759,426	6,163	407,128
Tesoro Corp. (SG) (SB) (SC)	54,600	1,079,442	49,200	972,684	18,900	373,653
Theolia SA (France) (NON) (SG) (SB) (SC)	13,828	365,252	11,999	316,941	6,377	168,442
Tidewater, Inc.	84,370	5,486,581	77,234	5,022,527	29,558	1,922,157
TMK OAO GDR (Russia)	37,319	1,466,529	--	--	--	--
Total SA (France)	62,316	5,314,007	53,737	4,582,431	28,503	2,430,598
Trico Marine Services, Inc. (NON) (SG)	57,677	2,100,596	53,673	1,954,771	20,533	747,812
Trina Solar, Ltd. ADR (China) (NON) (SG) (SB) (SC)	4,397	134,724	3,800	116,432	2,028	62,138
UK Coal PLC (United Kingdom) (NON)	13,973	155,175	12,125	134,652	6,481	71,974
Unit Corp. (NON)	14,779	1,226,214	10,082	836,504	5,405	448,453
Vaalco Energy, Inc. (NON)	73,220	620,173	49,300	417,571	26,530	224,709
Valero Energy Corp.	44,400	1,828,392	40,000	1,647,200	15,400	634,172
VeraSun Energy Corp. (NON) (SG) (SB) (SC)	98,422	406,483	86,000	355,180	45,498	187,907
Vestas Wind Systems A/S (Denmark) (NON)	3,000	391,622	2,550	332,879	1,350	176,230
Yanzhou Coal Mining Co., Ltd. (China)	204,000	379,382	176,000	327,310	94,000	174,813
Yingli Green Energy Holding Co., Ltd. ADR (China)
(NON) (SG) (SB) (SC)	13,039	207,581	11,600	184,672	6,061	96,491
		217,931,811		157,020,264		64,294,451

Financial		11.5%		10.3%		7.7%
3i Group PLC (United Kingdom)	402,598	6,582,301	328,829	5,376,210	109,321	1,787,350
Acadia Realty Trust (R)	23,030	533,145	15,716	363,825	8,426	195,062
ACE, Ltd. (Bermuda)	7,000	385,630	6,100	336,049	3,100	170,779
Advanta Corp. Class B	79,370	499,237	53,440	336,138	28,653	180,227
Agree Realty Corp. (R)	18,548	408,983	12,673	279,440	6,795	149,830
Allianz SE (Germany)	11,043	1,940,934	9,346	1,642,667	3,877	681,427
Allied Irish Banks PLC (Ireland)	113,652	1,752,357	95,700	1,475,562	37,541	578,830
Allied World Assurance Company Holdings, Ltd. (Bermuda)	12,017	476,114	8,211	325,320	4,402	174,407
Allstate Corp. (The) (SEG)	99,511	4,536,706	91,214	4,158,446	34,355	1,566,244
Alpha Bank AE (Greece)	12,310	370,013	10,710	321,920	5,680	170,729
American Financial Group, Inc.	76,866	2,056,166	70,498	1,885,822	26,960	721,180
Ameriprise Financial, Inc. (SEG)	52,328	2,128,180	56,964	2,316,726	19,519	793,838
Amerisafe, Inc. (NON)	41,185	656,489	27,832	443,642	14,923	237,873
Annaly Capital Management, Inc. (R)	190,900	2,960,859	171,900	2,666,169	66,200	1,026,762
Arbor Realty Trust, Inc (R)	32,717	293,471	22,351	200,488	11,984	107,496
Arch Capital Group, Ltd. (Bermuda) (NON)	32,034	2,124,495	29,232	1,938,666	11,229	744,707
Aspen Insurance Holdings, Ltd. (Bermuda)	48,977	1,159,286	39,533	935,746	18,142	429,421
Asta Funding, Inc. (SEG)	40,730	369,014	33,383	302,450	14,717	133,336
Axa SA (France)	42,072	1,240,406	36,739	1,083,173	19,599	577,836
Banco do Brasil SA (Brazil)	130,000	2,129,612	--	--	--	--
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	35,590	576,202	23,836	385,905	12,780	206,908
Banco Santander Central Hispano SA (Spain)	156,606	2,858,271	135,164	2,466,925	71,550	1,305,884
Bank of America Corp. (SEG)	133,579	3,188,531	122,100	2,914,527	46,139	1,101,338
Bank of the Ozarks, Inc. (SG) (SB) (SC)	20,940	311,168	14,080	209,229	7,549	112,178
Bank Rakyat Indonesia (Indonesia)	2,258,000	1,249,680	--	--	--	--
Barclays PLC (United Kingdom)	1,273,194	7,375,972	1,037,685	6,011,602	341,037	1,975,724
Barclays PLC (Subscription shares) (United Kingdom)
(F)(NON)	272,827	38,746	222,361	31,579	73,079	10,378
Barclays PLC ADR (United Kingdom) (SG) (SB) (SC)	85,900	1,988,585	76,500	1,770,975	29,700	687,555
BNP Paribas SA (France)	96,850	8,679,489	79,352	7,111,356	28,390	2,544,251
Boston Properties, Inc. (R)	2,102	189,642	1,761	158,877	641	57,831
Calamos Asset Management, Inc. Class A	40,436	688,625	33,924	577,726	12,994	221,288
Capital Trust, Inc. Class A (R)	12,371	237,647	8,387	161,114	4,496	86,368
Cathay General Bancorp (SG) (SB) (SC)	20,094	218,422	13,474	146,462	7,224	78,525
CB Richard Ellis Group, Inc. Class A (NON)	118,851	2,281,939	107,393	2,061,946	41,154	790,157
CBL & Associates Properties (R)	15,081	344,450	10,365	236,737	5,557	126,922
Center Financial Corp.	25,536	216,290	17,525	148,437	9,396	79,584
China Construction Bank Corp. (China)	2,537,000	2,043,422	--	--	--	--
Chubb Corp. (The)	68,091	3,337,140	61,982	3,037,738	23,738	1,163,399
Citigroup, Inc. (SEG)	147,781	2,476,810	118,819	1,991,406	48,604	814,603
City Bank	22,319	191,943	14,887	128,028	7,982	68,645
City Holding Co.	14,176	577,956	9,705	395,673	5,203	212,126
Colonial Properties Trust (R)	35,350	707,707	23,800	476,476	12,761	255,475
Comerica, Inc.	3,766	96,523	3,130	80,222	1,173	30,064
Commerzbank AG (Germany)	64,985	1,920,646	54,534	1,611,764	27,710	818,975
Corporacion Mapfre SA (Spain)	610,824	2,911,113	504,242	2,403,156	157,125	748,839
Credicorp, Ltd. (Bermuda)	22,500	1,847,700	--	--	--	--
Credit Saison Co., Ltd. (Japan)	13,700	288,163	11,900	250,302	3,400	71,515
Credit Suisse Group (Switzerland)	14,438	656,297	12,546	570,294	6,687	303,966
Daegu Bank (South Korea)	36,850	489,736	32,020	425,545	17,480	232,309
DBS Group Holdings, Ltd. (Singapore)	727,000	10,084,746	592,000	8,212,062	191,000	2,649,500
Deutsche Bank AG (Germany)	6,228	536,731	5,497	473,733	1,549	133,493
Diamond Lease Co., Ltd. (Japan)	61,970	2,694,602	51,160	2,224,558	15,400	669,628
Discover Financial Services	54,220	714,077	49,518	652,152	19,015	250,428
DnB Holdings ASA (Norway)	72,800	924,130	63,200	802,266	33,600	426,521
E*Trade Financial Corp. (NON)	256,567	805,620	173,760	545,606	87,377	274,364
eHealth, Inc. (NON)	15,879	280,423	10,740	189,668	5,100	90,066
Entertainment Properties Trust (R)	25,909	1,280,941	22,626	1,118,629	9,243	456,974
Evercore Partners, Inc. Class A	7,840	74,480	5,424	51,528	2,486	23,617
Fairfax Financial Holdings, Ltd. (Canada)	1,700	436,112	1,470	377,108	780	200,098
FBL Financial Group, Inc. Class A	25,030	497,596	16,820	334,382	9,018	179,278
FCStone Group, Inc. (NON)	15,089	421,436	10,405	290,612	4,846	135,349
Federated Investors, Inc.	46,600	1,603,972	41,600	1,431,872	16,100	554,162
First Industrial Realty Trust (R)	5,341	146,717	4,498	123,560	1,704	46,809
First Mercury Financial Corp. (NON)	31,995	564,392	21,646	381,835	10,277	181,286
First Midwest Bancorp, Inc.	17,768	331,373	14,861	277,158	5,749	107,219
First Niagara Financial Group, Inc.	74,393	956,694	68,533	881,334	26,262	337,729
First Regional Bancorp (NON)	13,673	76,706	9,328	52,330	5,001	28,056
FirstMerit Corp.	42,798	698,035	35,782	583,604	13,741	224,116
GFI Group, Inc.	23,591	212,555	16,105	145,106	7,578	68,278
GLG Partners, Inc. (SG) (SB) (SC)	42,196	329,129	28,828	224,858	13,554	105,721
Globe Trade Centre SA (Poland) (NON)(R)	99,928	1,419,022	--	--	--	--
Goldman Sachs Group, Inc. (The)	38,048	6,654,595	37,461	6,551,929	13,907	2,432,334
Gramercy Capital Corp. (R)	33,871	392,565	28,352	328,600	10,965	127,084
Great Eagle Holdings, Ltd. (Hong Kong) (R)	118,000	348,087	103,000	303,839	54,000	159,294
Green Bankshares, Inc.	33,850	474,577	22,780	319,376	12,290	172,306
Greenhill & Co., Inc.	11,852	638,349	8,113	436,966	3,807	205,045
Guangzhou R&F Properties Co., Ltd. (China)	539,600	1,006,270	--	--	--	--
Guoco Group, Ltd. (Hong Kong)	55,000	557,625	49,000	496,794	26,000	263,605
Hancock Holding Co.	15,143	594,968	14,763	580,038	5,597	219,906
HBOS PLC (United Kingdom)	172,407	944,252	142,324	779,491	43,729	239,498
HBOS PLC (Rights) (United Kingdom) (NON)	68,962	14,776	56,929	12,198	17,491	3,748
HSBC Holdings PLC (United Kingdom)	81,922	1,263,986	71,155	1,097,861	37,691	581,540
IG Group Holdings PLC (United Kingdom)	116,393	760,652	101,480	663,193	53,456	349,346
Immoeast AG (Austria) (NON)	175,864	1,550,911	--	--	--	--
Immofinanz Immobilien Anlagen AG (Austria)	433,277	4,467,503	353,287	3,642,729	109,894	1,133,113
Industrial & Commercial Bank of China (China)	4,380,000	2,994,190	477,000	326,080	254,000	173,636
ING Canada, Inc. (Canada)	19,300	674,381	16,700	583,532	8,900	310,984
ING Groep NV (Netherlands)	148,941	4,708,160	124,915	3,948,677	48,462	1,531,928
Inland Real Estate Corp. (R)	34,720	500,662	23,508	338,985	12,604	181,750
Integra Bank Corp.	40,779	319,300	27,335	214,033	14,656	114,756
Interactive Brokers Group, Inc. Class A (NON)	35,114	1,128,213	25,874	831,332	11,262	361,848
Interactive Data Corp.	47,497	1,193,600	39,479	992,107	17,289	434,473
Intervest Bancshares Corp.	5,512	28,221	3,746	19,180	2,009	10,286
Investment Technology Group, Inc. (NON)	50,141	1,677,718	41,067	1,374,102	16,927	566,377
Janus Capital Group, Inc.	94,800	2,509,356	85,400	2,260,538	32,900	870,863
Jones Lang LaSalle, Inc.	57,151	3,439,919	52,304	3,148,178	19,723	1,187,127
JPMorgan Chase & Co.	132,332	4,540,311	120,328	4,128,454	46,100	1,581,691
KBC Groupe SA (Belgium)	80,883	8,922,279	66,195	7,302,032	21,920	2,418,016
Knight Capital Group, Inc. Class A (NON)	112,703	2,026,400	102,025	1,834,410	39,254	705,787
Lexington Corporate Properties Trust (R)	50,792	692,295	34,295	467,441	18,388	250,628
Link REIT (The) (Hong Kong) (R)	245,000	558,068	208,000	473,788	110,500	251,700
Lloyds TSB Group PLC (United Kingdom)	94,027	576,642	81,653	500,755	43,306	265,584
Lloyds TSB Group PLC ADR (United Kingdom) (SG) (SB)
(SC)	45,300	1,117,551	40,300	994,201	15,600	384,852
Loews Corp.	39,911	1,871,826	35,293	1,655,242	13,584	637,090
LPS Brasil Consultoria de Imoveis SA (Brazil)	74,900	1,524,933	--	--	--	--
LTC Properties, Inc. (R)	45,845	1,171,798	31,186	797,114	16,721	427,389
Macquarie Bank, Ltd. (Australia)	10,512	490,136	9,119	425,185	2,791	130,134
Man Group PLC (United Kingdom)	71,295	879,424	62,107	766,090	32,716	403,552
Mastercard, Inc. Class A (SEG)	13,256	3,519,733	10,392	2,759,284	3,995	1,060,752
Medical Properties Trust, Inc. (R)	82,882	838,766	75,767	766,762	29,029	293,773
Mitsubishi Estate Co., Ltd. (Japan)	15,000	343,803	13,000	297,963	7,000	160,441

Morgan Stanley	90,409	3,261,053	72,639	2,620,089	29,676	1,070,413
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	1,509	264,195	1,100	192,587	300	52,524
Nara Bancorp, Inc.	36,394	390,508	24,214	259,816	12,983	139,308
Nasdaq OMX Group, Inc. (The) (NON)	58,000	1,539,900	52,200	1,385,910	20,100	533,655
National Bank of Greece SA (Greece)	38,143	1,718,575	32,629	1,470,136	17,088	769,919
National Health Investors, Inc. (R)	25,838	736,641	17,620	502,346	9,447	269,334
National Retail Properties, Inc. (R)	52,239	1,091,795	43,197	902,817	19,141	400,047
Nationale A Portefeuille (Belgium)	25,366	1,902,781	20,940	1,570,773	6,433	482,559
Nationwide Financial Services, Inc. Class A	17,417	836,190	16,230	779,202	6,242	299,678
Nationwide Health Properties, Inc. (R)	14,180	446,528	14,861	467,973	5,678	178,800
Navigators Group, Inc. (NON)	18,338	991,169	12,485	674,814	6,694	361,811
Nordea AB (Sweden)	649,026	8,891,968	524,500	7,185,902	161,550	2,213,313
Northern Trust Corp.	34,753	2,383,013	30,540	2,094,128	12,130	831,754
NorthStar Realty Finance Corp. (R)	58,900	490,048	39,760	330,803	21,318	177,366
Odyssey Re Holdings Corp.	50,675	1,798,963	44,776	1,589,548	17,196	610,458
Old Mutual PLC (United Kingdom)	1,336,902	2,450,188	1,103,626	2,022,654	339,087	621,457
Omega Healthcare Investors, Inc. (R)	79,028	1,315,816	65,373	1,088,460	29,464	490,576
Onex Corp (Canada)	11,000	324,681	9,600	283,358	5,100	150,534
optionsXpress Holdings, Inc.	25,196	562,879	17,309	386,683	8,093	180,798
ORIX Corp. (Japan)	20,390	2,921,374	16,990	2,434,240	6,040	865,380
Pacific Capital Bancorp.	83,350	1,148,563	70,062	965,454	29,012	399,785
Philadelphia Consolidated Holding Corp. (NON)	62,997	2,140,008	56,793	1,929,258	23,384	794,354
Pico Holdings, Inc. (NON)	11,921	517,967	10,337	449,143	5,262	228,634
Platinum Underwriters Holdings, Ltd. (Bermuda)	43,717	1,425,611	35,343	1,152,535	15,428	503,107
Prudential PLC (United Kingdom)	74,805	792,858	64,190	680,349	33,813	358,384
PS Business Parks, Inc. (R)	26,966	1,391,446	18,225	940,410	9,107	469,921
Ramco-Gershenson Properties (R)	41,962	861,899	30,993	636,596	14,551	298,878
Realty Income Corp. (R)	3,766	85,714	3,228	73,469	1,173	26,697
Royal Bank of Scotland Group PLC (United Kingdom)	339,592	1,449,374	280,337	1,196,474	87,353	372,821
S&T Bancorp, Inc.	22,064	641,180	14,779	429,478	7,924	230,271
Safety Insurance Group, Inc.	12,686	452,256	8,445	301,064	4,528	161,423
Sai-Soc Assicuratrice Industriale SpA (SAI) (Italy)	65,550	2,160,561	54,100	1,783,163	16,650	548,792
Sberbank RF (Russia)	378,917	1,198,061	--	--	--	--
SeaBright Insurance Holdings, Inc. (NON)	49,967	723,522	33,918	491,133	18,186	263,333
Selective Insurance Group	23,023	431,911	15,640	293,406	8,385	157,303
Senior Housing Properties Trust (R)	41,634	813,112	30,632	598,243	14,457	282,345
Shinhan Financial Group Co., Ltd. (South Korea)	56,830	2,570,092	8,730	394,807	4,600	208,031
Shinhan Financial Group Co., Ltd. ADR (South Korea)	2,318	207,716	--	--	--	--
Sony Financial Holdings, Inc. (Japan)	143	575,939	167	672,600	89	358,451
Sony Financial Holdings, Inc. 144A (Japan)	50	201,377	--	--	--	--
Southwest Bancorp, Inc.	25,737	295,976	17,525	201,538	9,396	108,054
Standard Chartered PLC (United Kingdom)	48,354	1,368,331	40,673	1,150,973	21,432	606,487
State Street Corp.	50,600	3,237,894	45,200	2,892,348	17,500	1,119,825
Sterling Bancshares, Inc.	54,876	498,823	53,673	487,888	20,478	186,145
Sterling Financial Corp.	31,246	129,358	29,428	121,832	11,214	46,426
Stifel Financial Corp. (NON)	21,523	740,176	14,586	501,613	6,975	239,870
Suffolk Bancorp (SG) (SB)	19,287	566,652	13,040	383,115	6,991	205,396
Sumitomo Mitsui Financial Group, Inc. (Japan)	48	361,743	41	308,989	22	165,799
Sumitomo Realty & Development Co., Ltd. (Japan)	19,000	378,136	17,000	338,332	9,000	179,117
SVB Financial Group (NON)	20,744	997,994	19,163	921,932	7,307	351,540
SWS Group, Inc.	117,062	1,944,400	95,909	1,593,048	41,474	688,883
Tanger Factory Outlet Centers (R)	2,715	97,550	2,347	84,328	853	30,648
Topdanmark A/S (Denmark) (NON)	5,100	768,244	4,450	670,331	2,350	353,995
Toronto-Dominion Bank (Canada)	6,100	385,222	5,200	328,386	2,700	170,508
Travelers Cos., Inc. (The)	28,271	1,226,961	27,081	1,175,315	9,755	423,367
Turkiye Garanti Bankasi AS (Turkey) (NON)	593,872	1,371,770	--	--	--	--
U.S. Bancorp	200,897	5,603,017	177,938	4,962,691	69,301	1,932,805
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	26,600	3,376,338	4,400	558,492	2,400	304,632
UniCredito Italiano SpA (Italy)	192,037	1,170,134	166,881	1,016,852	88,947	541,979
Universal Health Realty Income Trust (R)	18,097	542,910	12,155	364,650	6,517	195,510
Urstadt Biddle Properties, Inc. Class A (R)	40,717	596,911	27,794	407,460	14,902	218,463
Validus Holdings, Ltd. (Bermuda)	23,739	504,454	15,938	338,683	8,545	181,581
Virginia Commerce Bancorp. (NON) (SG) (SB) (SC)	53,374	277,011	36,056	187,131	19,332	100,333
W.R. Berkley Corp. (SEG)	192,932	4,661,237	178,860	4,321,258	67,367	1,627,587
Waddell & Reed Financial, Inc. Class A	44,084	1,543,381	39,935	1,398,124	15,405	539,329
Westpac Banking Corp. (Australia)	186,757	3,580,505	154,170	2,955,747	47,369	908,158
World Acceptance Corp. (NON)	25,234	849,629	17,243	580,572	9,245	311,279
Zenith National Insurance Corp.	36,188	1,272,370	34,421	1,210,242	13,168	462,987
Zurich Financial Services AG (Switzerland)	27,745	7,097,198	22,813	5,835,587	8,257	2,112,148
		273,150,260		210,472,178		82,952,134

Health Care		6.5%		6.3%		4.8%
Aetna, Inc. (SEG)	71,397	2,893,720	67,315	2,728,277	26,643	1,079,841
Albany Molecular Research, Inc. (NON)	31,236	414,502	21,508	285,411	10,033	133,138
Alfresa Holdings Corp. (Japan)	7,900	564,818	6,800	486,172	2,100	150,141
Align Technology, Inc. (NON) (SG)	4,202	44,079	3,520	36,925	1,382	14,497
Alliance Imaging, Inc. (NON)	96,817	839,403	61,903	536,699	33,191	287,766
Alnylam Pharmaceuticals, Inc. (NON) (SG) (SB) (SC)	18,201	486,513	13,094	350,003	9,244	247,092
Alpharma, Inc. Class A (NON) (SB)	25,122	565,999	16,994	382,875	8,069	181,795
Amedisys, Inc. (NON) (SG) (SB)	38,986	1,965,674	29,319	1,478,264	13,941	702,905
American Oriental Bioengineering, Inc. (China) (NON)
(SG) (SB)	198,888	1,963,025	155,171	1,531,538	69,411	685,087
AMERIGROUP Corp. (NON) (SG)	97,472	2,027,418	81,257	1,690,146	33,000	686,400
Amgen, Inc. (NON)	73,763	3,478,663	65,681	3,097,516	25,438	1,199,656
AMN Healthcare Services, Inc. (NON)	59,366	1,004,473	40,639	687,612	19,018	321,785
Applera Corp.- Applied Biosystems Group	6,304	211,058	5,280	176,774	2,023	67,730
Astellas Pharma, Inc. (Japan)	49,400	2,096,774	42,800	1,816,638	22,500	955,008
AstraZeneca PLC (United Kingdom)	277,218	11,797,755	225,076	9,578,712	71,148	3,027,894
Becton, Dickinson and Co.	43,345	3,523,949	38,729	3,148,668	14,948	1,215,272
Bio-Rad Laboratories, Inc. Class A (NON)	6,473	523,601	4,457	360,527	2,079	168,170
Biogen Idec, Inc. (NON)	58,179	3,251,624	52,393	2,928,245	20,082	1,122,383
Bristol-Myers Squibb Co.	75,582	1,551,698	69,340	1,423,550	26,585	545,790
Cephalon, Inc. (NON) (SG) (SB)	37,800	2,520,882	33,800	2,254,122	13,100	873,639
China Medical Technologies, Inc. ADR (China) (SG) (SB)
(SC)	49,731	2,456,711	34,018	1,680,489	15,960	788,424
CIGNA Corp.	57,464	2,033,651	51,167	1,810,800	19,817	701,324
Corvel Corp. (NON)	34,042	1,153,003	30,312	1,026,667	11,740	397,634
Cubist Pharmaceuticals, Inc. (NON)	30,162	538,693	21,796	389,277	9,721	173,617
Cutera, Inc. (NON)	33,959	306,650	28,450	256,904	10,967	99,032
Cynosure, Inc. Class A (NON)	40,436	801,442	36,662	726,641	14,094	279,343
Cypress Bioscience, Inc. (NON) (SB)	72,730	522,929	60,907	437,921	23,429	168,455
Daiichi Sankyo Co., Ltd. (Japan)	15,700	433,149	13,700	377,971	3,900	107,598
Eclipsys Corp. (NON)	30,524	560,421	20,717	380,364	9,804	180,001
Eli Lilly & Co.	50,238	2,318,986	46,634	2,152,625	17,787	821,048
Emergent Biosolutions, Inc. (NON)	44,447	441,359	30,391	301,783	14,277	141,771
Enzon Pharmaceuticals, Inc. (NON) (SG) (SB) (SC)	133,458	950,221	102,646	730,840	42,937	305,711
eResearch Technology, Inc. (NON)	69,929	1,219,562	47,927	835,847	22,463	391,755
Forest Laboratories, Inc. (NON)	51,638	1,793,904	47,807	1,660,815	18,314	636,228
Gen-Probe, Inc. (NON)	27,847	1,322,176	24,796	1,177,314	9,603	455,950
Genoptix, Inc. (NON) (SG)	21,856	689,557	15,049	474,796	7,020	221,481
GlaxoSmithKline PLC (United Kingdom)	164,379	3,635,415	135,697	3,001,082	42,283	935,133
Haemonetics Corp. (NON)	9,668	536,187	6,559	363,762	3,105	172,203
Healthsouth Corp. (NON) (SG) (SB) (SC)	42,420	705,445	28,610	475,784	15,370	255,603
Healthspring, Inc. (NON)	30,512	515,043	20,547	346,833	11,058	186,659
Hisamitsu Pharmaceutical Co., Inc. (Japan)	13,700	597,001	11,700	509,847	6,200	270,175
Humana, Inc. (NON)	63,454	2,523,566	56,370	2,241,835	22,191	882,536
Illumina, Inc. (NON) (SG) (SB)	17,043	1,484,616	11,730	1,021,800	5,474	476,840
Immucor, Inc. (NON)	20,830	539,080	14,224	368,117	6,691	173,163
Intuitive Surgical, Inc. (NON)	10,704	2,883,658	9,531	2,567,651	3,691	994,355
Invitrogen Corp. (NON)	13,764	540,375	9,311	365,550	4,421	173,568
Johnson & Johnson (SEG)	110,397	7,102,943	102,441	6,591,054	38,474	2,475,417
Kinetic Concepts, Inc. (NON) (SG) (SB) (SC)	13,874	553,711	9,517	379,823	5,102	203,621
King Pharmaceuticals, Inc. (NON)	79,947	837,045	71,188	745,338	27,571	288,668
Luminex Corp. (NON) (SG) (SB) (SC)	44,144	907,159	30,053	617,589	14,114	290,043
Magellan Health Services, Inc. (NON)	35,221	1,304,234	24,231	897,274	12,056	446,434
Martek Biosciences Corp. (NON) (SG) (SB) (SC)	124,417	4,194,097	95,522	3,220,047	48,653	1,640,093
Medcath Corp. (NON)	37,898	681,406	34,609	622,270	13,244	238,127
Medicines Co. (NON) (SG)	61,737	1,223,627	46,204	915,763	19,809	392,614
Medicis Pharmaceutical Corp. Class A	17,155	356,481	17,207	357,561	6,537	135,839
Mentor Corp. (SG) (SB) (SC)	54,638	1,520,029	42,880	1,192,922	18,755	521,764
Merck & Co., Inc. (SEG)	231,892	8,740,009	212,843	8,022,053	80,907	3,049,385
Meridian Bioscience, Inc.	21,069	567,177	14,277	384,337	6,834	183,971
Merit Medical Systems, Inc. (NON)	65,783	967,010	45,008	661,618	21,111	310,332
Myriad Genetics, Inc. (NON) (SG) (SB)	16,146	734,966	11,043	502,677	5,186	236,067
Neurocrine Biosciences, Inc. (NON) (SB)	83,407	349,475	77,625	325,249	29,739	124,606
Novartis AG (Switzerland)	87,985	4,833,545	73,606	4,043,620	28,238	1,551,283
Novo Nordisk A/S Class B (Denmark)	9,400	619,624	8,050	530,635	4,250	280,149
Obagi Medical Products, Inc. (NON)	61,630	526,937	41,510	354,911	22,360	191,178
Ono Pharmaceutical Co., Ltd. (Japan)	17,200	949,066	15,000	827,674	8,000	441,426
Onyx Pharmaceuticals, Inc. (NON) (SB)	12,492	444,715	8,551	304,416	4,012	142,827
OSI Pharmaceuticals, Inc. (NON)	49,025	2,025,713	40,921	1,690,856	16,633	687,276
Owens & Minor, Inc.	13,914	635,731	9,411	429,989	4,469	204,189
Pall Corp.	22,429	889,983	19,450	771,776	9,900	392,832
Par Pharmaceutical Cos., Inc. (NON)	45,336	735,803	42,235	685,474	16,191	262,780
PDL BioPharma, Inc. (SG) (SB)	56,727	602,441	50,512	536,437	19,563	207,759
Pfizer, Inc.	239,409	4,182,475	218,009	3,808,617	83,505	1,458,832
Questcor Pharmaceuticals, Inc. (NON) (SG)	98,720	458,061	67,480	313,107	31,314	145,297
Quidel Corp. (NON) (SG) (SB)	64,021	1,057,627	52,340	864,657	22,391	369,899
Regeneron Pharmaceuticals, Inc. (NON)	26,412	381,389	18,287	264,064	8,484	122,509
Roche Holding AG (Switzerland)	7,264	1,305,823	6,274	1,127,854	3,325	597,723
Schering-Plough Corp.	67,137	1,321,928	60,539	1,192,013	23,290	458,580
Sciele Pharma, Inc. (NON) (SG) (SB)	58,049	1,123,248	39,349	761,403	19,790	382,937
Sepracor, Inc. (NON)	31,244	622,380	21,499	428,260	10,036	199,917
Steris Corp.	40,406	1,162,077	27,697	796,566	14,345	412,562
Suzuken Co., Ltd. (Japan)	109,900	4,063,460	92,500	3,420,109	36,500	1,349,557
Taisho Pharmaceutical Co., Ltd. (Japan)	83,000	1,541,473	69,000	1,281,466	22,000	408,583
Techne Corp. (NON)	13,954	1,079,900	9,790	757,648	4,482	346,862
Terumo Corp. (Japan)	21,800	1,114,469	18,700	955,989	9,800	501,000
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (SG)	33,900	1,552,620	8,400	384,720	4,400	201,520
Toho Pharmaceutical Co., Ltd. (Japan)	17,900	345,270	15,400	297,048	8,100	156,239
UCB SA (Belgium)	19,114	703,205	16,482	606,373	8,682	319,411
United Therapeutics Corp. (NON) (SG) (SB)	11,362	1,110,636	7,759	758,442	3,649	356,690
UnitedHealth Group, Inc.	42,085	1,104,731	38,506	1,010,783	14,718	386,348
Varian Medical Systems, Inc. (NON)	50,563	2,621,692	45,023	2,334,443	17,437	904,108
Waters Corp. (NON)	44,724	2,884,698	40,084	2,585,418	15,379	991,946
WellCare Health Plans, Inc. (NON)	13,662	493,881	9,357	338,256	4,388	158,626
WellPoint, Inc. (NON)	55,045	2,623,445	45,293	2,158,664	17,629	840,198
Wyeth	118,502	5,683,356	108,420	5,199,823	41,529	1,991,731
Zoll Medical Corp. (NON)	20,051	675,117	13,606	458,114	6,440	216,835
		154,744,316		128,377,189		52,232,186

Technology		9.8%		9.0%		6.8%
Accenture, Ltd. Class A (Bermuda)	5,165	210,319	4,302	175,177	1,701	69,265
Acer, Inc. (Taiwan)	197,000	388,171	172,000	338,911	95,000	187,189
Acme Packet, Inc. (NON)	56,212	436,205	38,587	299,435	18,056	140,115
Actuate Corp. (NON) (SEG)	102,756	401,776	71,525	279,663	33,007	129,057
Acxiom Corp.	55,230	634,593	37,240	427,888	20,010	229,915
Advanced Analogic Technologies, Inc. (NON)	9,122	37,674	6,312	26,069	2,893	11,948
Advanced Energy Industries, Inc. (NON) (SEG) (SG)	105,212	1,441,404	71,292	976,700	35,199	482,226
Advanced Semiconductor Engineering Inc. (Taiwan)	1,583,000	1,423,965	--	--	--	--
Advent Software, Inc. (NON)	35,652	1,286,324	24,143	871,079	12,140	438,011
ALPS Electric Co., Ltd. (Japan)	108,700	1,124,730	94,000	972,628	27,100	280,407
Anixter International, Inc. (NON) (SG) (SB) (SC)	11,960	711,500	8,129	483,594	3,841	228,501

Ansoft Corp. (NON)	42,098	1,532,367	37,933	1,380,761	14,527	528,783
ANSYS, Inc. (NON) (SG) (SB) (SC)	62,708	2,954,801	42,783	2,015,935	21,139	996,070
Apple Computer, Inc. (NON) (SEG)	47,807	8,004,804	42,456	7,108,833	16,712	2,798,257
Applied Materials, Inc.	67,654	1,291,515	64,720	1,235,505	24,729	472,077
Arris Group, Inc. (NON) (SG) (SB)	171,931	1,452,817	116,141	981,391	58,233	492,069
Atheros Communications (NON) (SG)	20,233	606,990	13,762	412,860	6,499	194,970
AU Optronics Corp. (Taiwan)	1,149,000	1,805,901	151,000	237,329	80,000	125,737
AuthenTec, Inc. (NON)	46,296	482,404	32,009	333,534	14,871	154,956
Autodesk, Inc. (NON) (SEG) (SC)	137,494	4,648,672	126,115	4,263,948	47,602	1,609,424
Avnet, Inc. (NON)	33,084	902,532	29,819	813,462	11,450	312,356
Avocent Corp. (NON)	28,830	536,238	19,216	357,418	10,303	191,636
Badger Meter, Inc. (SG)	9,664	488,322	8,380	423,441	4,265	215,510
Blackbaud, Inc. (SG)	23,279	498,171	15,914	340,560	7,472	159,901
Blackboard, Inc. (NON) (SG) (SB)	16,046	613,439	10,991	420,186	5,154	197,037
Blue Coat Systems, Inc. (NON) (SG) (SB) (SC)	39,035	550,784	34,804	491,084	13,367	188,608
BMC Software, Inc. (NON) (SEG) (SG)	227,113	8,176,068	206,671	7,440,156	79,163	2,849,868
Brocade Communications Systems, Inc. (NON)	118,152	973,572	111,256	916,749	42,522	350,381
BYD Co., Ltd. (China)	124,000	159,038	107,500	137,875	56,500	72,465
CACI International, Inc. Class A (NON)	11,663	533,816	8,059	368,860	3,746	171,454
Checkpoint Systems, Inc. (NON)	27,547	575,181	18,656	389,537	10,003	208,863
Chordiant Software, Inc. (NON)	56,189	280,945	52,989	264,945	20,204	101,020
Cisco Systems, Inc. (NON) (SEG)	489,661	11,389,515	447,047	10,398,313	170,324	3,961,736
Comba Telecom Systems Holdings, Ltd. (Hong Kong)	2,076,000	559,145	--	--	--	--
CommScope, Inc. (NON) (SG) (SB)	29,423	1,552,652	19,899	1,050,070	10,051	530,391
Compal Electronics, Inc. (Taiwan)	386,000	417,174	335,000	362,055	177,000	191,295
Compuware Corp. (NON)	119,640	1,141,366	100,208	955,984	38,551	367,777
Comtech Telecommunications Corp. (NON)	17,543	859,607	12,039	589,911	5,635	276,115
Credence Systems Corp. (NON)	273,674	355,776	257,801	335,141	98,579	128,153
CSG Systems International, Inc. (NON)	69,142	761,945	65,600	722,912	25,058	276,139
Cubic Corp.	12,341	274,957	10,363	230,888	3,942	87,828
Cybersource Corp. (NON) (SG) (SB) (SC)	45,049	753,670	30,585	511,687	14,470	242,083
eBay, Inc. (NON)	75,531	2,064,262	70,293	1,921,108	26,884	734,740
Electronic Data Systems Corp.	190,618	4,696,828	174,801	4,307,097	66,946	1,649,549
EMC Corp. (NON)	299,143	4,394,411	238,185	3,498,938	98,727	1,450,300
Emulex Corp. (NON)	64,936	756,504	49,115	572,190	22,249	259,201
Energy Conversion Devices, Inc. (NON) (SG) (SB)	46,075	3,392,963	40,230	2,962,537	21,241	1,564,187
EnerSys (NON)	18,673	639,177	16,400	561,372	8,681	297,151
F5 Networks, Inc. (NON)	25,415	722,294	17,366	493,542	8,163	231,992
Factset Research Systems, Inc. (SG) (SB) (SC)	18,737	1,056,017	12,817	722,366	6,018	339,174
FEI Co. (NON)	68,000	1,549,040	54,200	1,234,676	19,100	435,098
Fujitsu, Ltd. (Japan)	1,184,000	8,800,151	961,000	7,142,690	296,000	2,200,038
Gemalto NV (France) (NON)	23,966	868,539	20,300	735,682	10,806	391,615
Global Sources, Ltd. (Bermuda) (NON) (SG) (SB) (SC)	27,738	421,063	18,953	287,707	8,910	135,254
Greatbatch, Inc. (NON) (SG) (SB) (SC)	17,149	296,678	14,900	257,770	7,859	135,961
Greatek Electronics, Inc. (Taiwan)	1,169,640	1,368,158	256,000	299,450	135,000	157,913
GS Yuasa Corp. (Japan)	155,000	742,690	136,000	651,651	72,000	344,992
Hewlett-Packard Co. (SEG)	150,709	6,662,845	149,797	6,622,525	54,362	2,403,344
Hitachi, Ltd. (Japan)	622,000	4,493,982	513,000	3,706,452	158,000	1,141,558
Hon Hai Precision Industry Co., Ltd. (Taiwan)	159,624	786,312	--	--	--	--
Hutchinson Technology, Inc. (NON) (SG) (SB)	41,486	557,572	38,226	513,757	14,615	196,426
IBM Corp. (SEG)	102,872	12,193,418	96,055	11,385,399	36,121	4,281,422
IHS, Inc. Class A (NON)	17,069	1,188,002	15,937	1,109,215	5,535	385,236
Informatica Corp. (NON)	65,081	978,818	44,680	671,987	20,905	314,411
Intel Corp. (SEG)	410,491	8,817,347	355,101	7,627,569	139,968	3,006,513
Interwoven, Inc. (NON)	37,548	450,951	31,480	378,075	12,137	145,765
Intuit, Inc. (NON)	49,072	1,352,915	44,149	1,217,188	16,954	467,422
Itron, Inc. (NON) (SG)	8,164	802,929	5,531	543,974	2,651	260,726
Jack Henry & Associates, Inc.	44,352	959,777	30,534	660,756	14,247	308,305
JDA Software Group, Inc. (NON)	93,982	1,701,074	75,254	1,362,097	31,754	574,747
LG Electronics, Inc. (South Korea)	5,000	566,498	4,290	486,055	2,260	256,057
LTX Corp. (NON)	177,752	391,054	148,893	327,565	57,293	126,045
MEMC Electronic Materials, Inc. (NON) (SEG)	51,113	3,145,494	47,025	2,893,919	17,504	1,077,196
Methode Electronics, Inc. Class A	47,263	493,898	39,497	412,744	15,228	159,133
Micrel, Inc.	84,474	772,937	57,982	530,535	27,135	248,285
Microsoft Corp.	647,203	17,804,555	527,657	14,515,844	214,520	5,901,445
MicroStrategy, Inc. (NON)	11,362	735,690	7,821	506,410	3,649	236,273
Mitsubishi Electric Corp. (Japan)	219,000	2,365,167	185,000	1,997,972	76,000	820,789
National Instruments Corp.	29,601	839,780	20,277	575,258	9,508	269,742
National Semiconductor Corp.	166,175	3,413,235	138,800	2,850,952	55,286	1,135,574
NetApp, Inc. (NON) (SG)	93,977	2,035,542	73,015	1,581,505	30,588	662,536
Nokia OYJ (Finland)	117,850	2,887,696	99,500	2,438,063	39,900	977,676
NTT Data Corp. (Japan)	587	2,297,727	485	1,898,463	148	579,325
Nuance Communications, Inc. (NON) (SG) (SB) (SC)	69,729	1,092,653	47,334	741,724	22,613	354,346
NVIDIA Corp. (NON)	35,272	660,292	31,969	598,460	12,293	230,125
Oce NV (Netherlands)	106,003	1,301,350	87,507	1,074,283	27,402	336,402
Olympus Corp. (Japan)	97,000	3,284,569	80,000	2,708,923	25,000	846,538
Omnicell, Inc. (NON)	19,169	252,647	16,034	211,328	6,176	81,400
Oracle Corp. (NON) (SG)	287,992	6,047,832	261,901	5,499,921	100,360	2,107,560
Palm, Inc. (SG) (SB) (SC)	13,567	73,126	11,341	61,128	4,366	23,533
Parametric Technology Corp. (NON)	93,798	1,563,613	63,140	1,052,544	32,263	537,824
Park Electrochemical Corp.	13,673	332,391	9,328	226,764	5,001	121,574
Photronics, Inc. (NON)	107,038	753,548	96,493	679,311	37,003	260,501
Plantronics, Inc. (SG)	22,525	502,758	15,423	344,241	7,235	161,485
Polycom, Inc. (NON) (SG) (SB) (SC)	47,963	1,168,379	45,461	1,107,430	17,442	424,887
Progress Software Corp. (NON)	21,847	558,628	15,449	395,031	6,981	178,504
PROS Holdings, Inc. (NON)	39,162	439,789	27,030	303,547	12,579	141,262
Qualcomm, Inc.	53,450	2,371,577	49,274	2,186,287	18,850	836,375
Roth & Rau AG (Germany) (NON)	641	138,410	556	120,056	296	63,915
Saft Groupe SA (France) (NON)	5,025	218,354	4,361	189,501	2,290	99,509
SAIC, Inc. (NON)	33,959	706,687	33,143	689,706	12,667	263,600
Samsung Electronics Co., Ltd. (South Korea)	9,458	5,651,831	2,775	1,658,261	1,478	883,211
Samsung Electronics Co., Ltd. (Preference) (South
Korea)	1,023	441,125	--	--	--	--
Sanyo Electric Co., Ltd. (Japan) (NON) (SG) (SB) (SC)	310,000	722,222	271,000	631,362	143,000	333,154
Satyam Computer Services, Ltd. (India)	121,933	1,238,178	--	--	--	--
Sharp Corp. (Japan)	22,000	358,781	18,000	293,548	10,000	163,082
Silicon Image, Inc. (NON)	104,081	754,587	70,555	511,524	33,433	242,389
Silicon Storage Technology, Inc. (NON)	96,711	267,889	81,047	224,500	31,200	86,424
Sohu.com, Inc. (China) (NON)	16,299	1,148,102	14,497	1,021,169	5,695	401,156
Solarworld AG (Germany)	5,978	283,873	5,187	246,311	2,757	130,919
SonicWall, Inc. (NON) (SG) (SB)	314,676	2,029,660	248,494	1,602,786	108,456	699,541
SPSS, Inc. (NON)	51,693	1,880,074	42,229	1,535,869	17,397	632,729
Sybase, Inc. (NON) (SG) (SB) (SC)	112,234	3,301,924	88,571	2,605,759	36,996	1,088,422
Sykes Enterprises, Inc. (NON)	62,132	1,171,810	42,021	792,516	22,531	424,935
Synaptics, Inc. (NON)	25,043	944,872	22,274	840,398	8,751	330,175
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,309,182	2,803,942	--	--	--	--
Taiwan Semiconductor Manufacturing Co., Ltd. ADR
(Taiwan)	31,800	346,938	--	--	--	--
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	31,160	321,777	27,040	279,231	14,240	147,051
Texas Instruments, Inc. (SB)	17,069	480,663	16,719	470,807	6,335	178,394
The9, Ltd. ADR (China) (NON) (SG)	40,096	905,368	--	--	--	--
TIBCO Software, Inc. (NON)	28,445	217,604	35,782	273,732	13,459	102,961
Trizetto Group (NON)	50,675	1,083,432	47,709	1,020,018	18,296	391,168
TTM Technologies, Inc. (NON)	113,584	1,500,445	77,226	1,020,155	38,976	514,873
Ultralife Batteries, Inc. (NON)	10,240	109,466	9,300	99,417	4,740	50,671
United Internet AG (Germany)	26,254	517,000	22,528	443,627	11,867	233,688
United Online, Inc.	66,254	664,528	45,035	451,701	24,147	242,194
Varian Semiconductor Equipment (NON)	18,987	661,127	12,931	450,257	6,098	212,332
Varian, Inc. (NON) (SG) (SB) (SC)	33,959	1,733,947	31,285	1,597,412	11,967	611,035
Veeco Instruments, Inc. (NON) (SB) (SC)	75,400	1,212,432	61,200	984,096	21,600	347,328
Watts Water Technologies, Inc. Class A (SB)	17,391	433,036	15,081	375,517	7,676	191,132
Wincor Nixdorf AG (Germany)	6,922	480,716	6,014	417,658	3,284	228,066
Wistron Corp. (Taiwan)	445,582	637,196	--	--	--	--
Xilinx, Inc.	23,282	587,871	19,456	491,264	7,457	188,289
Yahoo!, Inc. (NON) (SG) (SB)	53,200	1,099,112	47,300	977,218	18,600	384,276
Yucheng Technologies, Ltd. (China) (NON) (SG) (SB) (SC)	61,002	682,612	41,663	466,209	20,334	227,537
		231,835,578		182,778,036		73,649,181

Transportation		1.3%		1.0%		0.7%
Accuride Corp. (NON)	56,888	241,774	54,455	231,434	20,818	88,477
Air Arabia (United Arab Emirates) (NON)	972,446	484,528	--	--	--	--
Alaska Air Group, Inc. (NON)	4,342	66,606	3,618	55,500	1,385	21,246
All America Latina Logistica SA (Brazil)	155,400	2,008,333	--	--	--	--
Arkansas Best Corp.	26,471	969,897	23,543	862,616	9,250	338,920
British Airways PLC (United Kingdom) (NON)	1,405,282	5,982,166	1,137,453	4,842,041	351,967	1,498,294
Central Japan Railway Co. (Japan)	548	6,047,538	457	5,043,294	158	1,743,633
ComfortDelgro Corp., Ltd. (Singapore)	529,000	583,628	460,000	507,502	245,000	270,300
DP World, Ltd. (United Arab Emirates)	682,394	586,859	284,892	245,007	150,072	129,062
DP World, Ltd. 144A (United Arab Emirates)	971,879	835,816	--	--	--	--
East Japan Railway Co. (Japan)	32	261,083	28	228,447	14	114,224
Kirby Corp. (NON)	20,300	974,400	18,100	868,800	7,000	336,000
Lan Airlines SA ADR (Chile) (SG)	105,100	1,076,224	--	--	--	--
National Express Group PLC (United Kingdom)	47,582	901,070	41,277	781,671	12,159	230,257
Neptune Orient Lines, Ltd. (Singapore)	616,000	1,463,430	509,000	1,209,231	156,000	370,609
Overseas Shipholding Group	13,774	1,095,308	9,423	749,317	5,052	401,735
Pacific Basin Shipping, Ltd. (Hong Kong)	728,000	1,040,147	--	--	--	--
Ryder System, Inc.	35,600	2,452,128	31,800	2,190,384	12,300	847,224
Singapore Airlines, Ltd. (Singapore)	87,000	940,644	76,000	821,712	41,000	443,292
SkyWest, Inc.	77,281	977,605	68,239	863,223	26,218	331,658
STX Pan Ocean Co., Ltd. (South Korea)	419,000	831,270	--	--	--	--
		29,820,454		19,500,179		7,164,931

Utilities & Power		3.2%		3.2%		2.4%
A2A SpA (Italy)	1,009,951	3,710,845	833,725	3,063,341	256,000	940,616
Alliant Energy Corp.	43,149	1,478,285	38,422	1,316,338	14,748	505,266
American States Water Co.	11,562	403,976	10,027	350,343	5,103	178,299
Aqua America, Inc. (SG) (SC)	35,673	569,698	30,935	494,032	15,746	251,464
BKW FMB Energie AG (Switzerland)	2,731	376,599	2,408	332,058	1,267	174,717
Black Hills Corp.	2,452	78,611	4,107	131,670	1,548	49,629
California Water Service Group (SG)	11,738	384,654	10,179	333,566	5,181	169,781
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil) (SG) (SB) (SC)	19,857	1,015,884	17,220	880,975	8,765	448,417
Cleco Corp.	24,428	569,905	16,395	382,495	8,790	205,071
Consolidated Water Co., Inc. (Cayman Islands) (SG)
(SB) (SC)	11,259	222,928	9,763	193,307	4,969	98,386
Constellation Energy Group, Inc.	24,158	1,983,372	22,291	1,830,091	8,174	671,085
E.On AG (Germany)	6,264	1,261,788	5,443	1,096,410	2,901	584,363
EDF Energies Nouvelles SA (France)	9,286	622,651	8,140	545,809	4,277	286,784
Edison International (SEG)	123,814	6,361,563	113,127	5,812,465	42,733	2,195,622
Enel SpA (Italy)	416,801	3,955,970	353,593	3,356,046	153,579	1,457,660
Energen Corp. (SEG)	100,662	7,854,656	87,562	6,832,463	35,362	2,759,297
Energias de Portugal (EDP) SA (Portugal)	195,822	1,021,185	169,875	885,875	55,167	287,688
FirstEnergy Corp.	39,045	3,214,575	34,906	2,873,811	13,545	1,115,160
Huaneng Power International, Inc. (China)	420,000	291,424	364,000	252,567	194,000	134,610
International Power PLC (United Kingdom)	164,840	1,411,388	142,947	1,223,937	72,761	622,992
Mirant Corp. (NON)	7,616	298,166	6,356	248,837	2,449	95,878
National Grid PLC (United Kingdom)	54,677	717,014	47,433	622,019	14,518	190,384
Northwest Natural Gas Co.	24,770	1,145,860	22,584	1,044,736	8,686	401,814
Northwestern Corp.	24,625	625,968	16,614	422,328	8,908	226,441
OGE Energy Corp.	15,842	502,350	15,937	505,362	6,111	193,780
Ormat Technologies, Inc. (SG) (SB) (SC)	32,827	1,614,432	26,111	1,284,139	13,175	647,947
Osaka Gas Co., Ltd. (Japan)	688,000	2,524,354	568,000	2,084,060	178,000	653,103
PG&E Corp.	127,476	5,059,522	117,214	4,652,224	44,352	1,760,331

Portland General Electric Co. (SG) (SB) (SC)		66,527	1,498,188	54,697	1,231,776	23,504	529,310
Public Power Corp. SA (Greece)		187,310	6,515,437	151,640	5,274,683	46,910	1,631,729
Public Service Enterprise Group, Inc.		9,454	434,222	8,017	368,221	2,985	137,101
Questar Corp.		66,692	4,737,800	60,907	4,326,833	22,710	1,613,318
RWE AG (Germany)		10,700	1,350,185	9,200	1,160,907	4,800	605,691
Scottish and Southern Energy PLC (United Kingdom)		25,913	723,618	22,236	620,938	11,713	327,085
SJW Corp. (SG) (SB) (SC)		12,714	335,650	11,025	291,060	5,612	148,157
Southwest Water Co. (SG) (SB) (SC)		17,097	171,312	14,826	148,557	7,546	75,611
Suez SA (France)		41,728	2,834,790	36,230	2,461,284	18,636	1,266,036
Terna SPA (Italy)		515,638	2,181,441	425,665	1,800,804	133,297	563,922
Tokyo Electric Power Co. (Japan)		89,400	2,302,037	73,800	1,900,340	22,700	584,522
Tokyo Gas Co., Ltd. (Japan)		231,000	932,541	200,000	807,395	107,000	431,956
TransAlta Corp. (Canada)		3,723	134,883	3,200	115,935	1,648	59,706
Vector, Ltd. (New Zealand)		251,632	367,954	180,865	264,474	60,761	88,849
Veolia Environnement (France)		20,948	1,167,458	18,165	1,012,358	9,246	515,291
Westar Energy, Inc.		12,517	269,241	10,461	225,016	4,046	87,029
WGL Holdings, Inc.		18,906	656,794	15,839	550,247	6,071	210,907
			75,891,174		65,612,132		26,182,805

Total common stocks (cost $1,617,232,084,
$1,265,831,610 and $514,634,169)			$1,713,925,718		$1,333,895,593		$530,948,864

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)		Growth 17.2%		Balanced 69.9%		Conservative 81.7%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

U.S. Government Guaranteed Mortgage Obligations			0.6%		1.7%		1.3%
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from March 20, 2034 to
November 20, 2037		$6,554,734	$6,777,491	$27,151,724	$28,085,171	$8,741,056	$9,038,115
5 1/2s, TBA, July 1, 2038		7,000,000	6,962,813	6,000,000	5,968,125	5,000,000	4,973,438
			13,740,304		34,053,296		14,011,553

U.S. Government Agency Mortgage Obligations			16.6%		68.2%		80.4%
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2013 to October 1, 2021		363,402	372,779	39,072	40,058	46,419	47,590
5 1/2s, with due dates from June 1, 2035 to
November 1, 2036		68,767	67,875	327,818	324,591	327,818	324,591
5 1/2s, with due dates from August 1, 2012 to
April 1, 2020		545,522	552,651	260,670	265,102	303,932	309,180
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to
January 1, 2036		1,088,499	1,149,871	1,998,441	2,111,760	2,430,923	2,558,547
7s, March 1, 2018		--	--	--	--	404,498	423,861
6 1/2s, with due dates from June 1, 2036 to
February 1, 2038		728,392	750,358	3,550,024	3,659,768	4,094,909	4,253,803
6 1/2s, TBA, August 1, 2038		1,000,000	1,025,391	22,000,000	22,558,593	31,000,000	31,787,109
6 1/2s, TBA, July 1, 2038		1,000,000	1,028,594	22,000,000	22,629,064	31,000,000	31,886,408
6s, with due dates from October 1, 2008 to
September 1, 2021		2,259,728	2,321,950	3,186,710	3,264,618	1,553,775	1,591,161
6s, TBA, July 1, 2034		4,000,000	4,034,688	16,000,000	16,138,750	14,000,000	14,121,407
5 1/2s, with due dates from December 1, 2036 to
January 1, 2038		1,854,810	1,830,467	6,183,701	6,102,540	4,742,043	4,679,861
5 1/2s, with due dates from February 1, 2014 to
October 1, 2022		7,339,565	7,412,766	3,232,833	3,259,100	27,331,275	27,590,528
5 1/2s, TBA, August 1, 2038		31,000,000	30,470,821	157,000,000	154,319,963	91,000,000	89,446,603
5 1/2s, TBA, July 1, 2035		252,500,000	248,791,406	977,500,000	963,142,969	587,000,000	578,378,438
5s, with due dates from May 1, 2021 to April 1, 2036		--	--	211,971	210,539	6,786,473	6,527,208
5s, TBA, August 1, 2038		30,000,000	28,682,814	64,000,000	61,190,003	22,000,000	21,034,064
5s, TBA, July 1, 2038		66,000,000	63,241,405	133,000,000	127,441,012	45,000,000	43,119,140
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035		2,386,150	2,283,140	876,658	813,648	10,251,597	9,919,904
4 1/2s, with due dates from April 1, 2020 to
October 1, 2020		969,249	949,309	--	--	2,025,969	1,983,708
			394,966,285		1,387,472,078		869,983,111

Total U.S. government and agency mortgage obligations
(cost $408,269,768, $1,426,461,160 and $887,770,187)			$408,706,589		$1,421,525,374		$883,994,664

U.S. TREASURY OBLIGATIONS(a)		Growth 0.2%		Balanced 0.2%		Conservative --%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014		$200,000	$208,977	$3,400,000	$3,552,602	$--	$--
4 1/4s, November 15, 2013		20,000	20,880	100,000	104,402	--	--
4 1/4s, September 30, 2012		3,229,000	3,361,187	--	--	--	--
3 1/2s, November 15, 2009		1,700,000	1,726,828	--	--	--	--

Total U.S. treasury obligations
(cost $5,127,497, $3,515,372 and $--)			$5,317,872		$3,657,004		$--

CORPORATE BONDS AND NOTES(a)		Growth 8.3%		Balanced 9.9%		Conservative 12.6%
		Principal		Principal		Principal
		amount	Value	amount	Value	amount	Value

Basic Materials			0.7%		0.7%		0.8%
AK Steel Corp. company guaranty 7 3/4s, 2012		$300,000	$300,750	$365,000	$365,913	$190,000	$190,475
Aleris International, Inc. company guaranty 9s, 2014
(PIK)		285,000	226,931	295,000	234,894	135,000	107,494
Algoma Acquisition Corp. 144A unsec. notes 9 7/8s,
2015 (Canada)		65,000	61,750	62,000	58,900	30,000	28,500
ARCO Chemical Co. debs. 10 1/4s, 2010		185,000	186,850	130,000	131,300	85,000	85,850
Builders FirstSource, Inc. company guaranty sr. sec.
notes FRN 6.926s, 2012		265,000	180,200	250,000	170,000	120,000	81,600
Century Aluminum Co. company guaranty 7 1/2s, 2014		70,000	69,300	65,000	64,350	30,000	29,700
Clondalkin Acquisition BV 144A company guaranty sr.
sec. notes FRN 4.776s, 2013 (Netherlands)		75,000	66,000	75,000	66,000	75,000	66,000
Domtar Corp. company guaranty Ser. *, 7 7/8s, 2011
(Canada)		--	--	120,000	120,600	110,000	110,550
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		--	--	270,000	271,606	320,000	321,904
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		1,310,000	1,385,325	580,000	613,350	270,000	285,525
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 1/4s, 2015		300,000	309,750	295,000	304,588	135,000	139,388
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
FRN 5.883s, 2015		1,460,000	1,460,345	110,000	110,026	50,000	50,012
Georgia-Pacific Corp. debs. 9 1/2s, 2011		170,000	172,763	350,000	355,688	262,000	266,258
Georgia-Pacific Corp. notes 8 1/8s, 2011		--	--	140,000	138,250	140,000	138,250
Georgia-Pacific Corp. sr. notes 8s, 2024		175,000	161,875	195,000	180,375	90,000	83,250
Georgia-Pacific Corp. 144A company guaranty 7 1/8s,
2017		25,000	23,500	--	--	--	--
Gerdau Ameristeel Corp. sr. notes 10 3/8s, 2011
(Canada)		295,000	306,431	285,000	296,044	135,000	140,231
Glancore Funding, LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014		--	--	3,150,000	3,009,034	2,860,000	2,732,012
Hercules, Inc. company guaranty 6 3/4s, 2029		65,000	63,050	60,000	58,200	30,000	29,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance
ULC company guaranty 9 3/4s, 2014		305,000	276,025	260,000	235,300	130,000	117,650
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		856,000	783,240	1,913,000	1,750,395	1,639,000	1,499,685
Huntsman, LLC company guaranty 11 5/8s, 2010		1,000	1,033	1,000	1,033	--	--
International Paper Co. bonds 7.95s, 2018		690,000	686,159	925,000	919,851	--	--
International Paper Co. bonds 7.4s, 2014		210,000	210,074	270,000	270,095	--	--
Jefferson Smurfit Corp. company guaranty 8 1/4s, 2012		55,000	47,988	25,000	21,813	30,000	26,175
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		--	--	100,000	95,487	95,000	90,713
Metals USA, Inc. sec. notes 11 1/8s, 2015		185,000	192,400	220,000	228,800	110,000	114,400
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		460,000	393,300	470,000	401,850	230,000	196,650
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		110,000	117,150	105,000	111,825	50,000	53,250
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 3/8s,
2014		110,000	114,950	110,000	114,950	50,000	52,250
NewPage Corp. company guaranty 10s, 2012		450,000	455,625	380,000	384,750	185,000	187,313
NewPage Holding Corp. sr. notes FRN 9.986s, 2013 (PIK)		90,818	87,639	85,534	82,540	42,592	41,101
Norske Skog Canada, Ltd. company guaranty Ser. D,
8 5/8s, 2011 (Canada)		320,000	272,000	272,000	231,200	140,000	119,000
Novelis, Inc. company guaranty 7 1/4s, 2015		390,000	368,550	353,000	333,585	165,000	155,925
Packaging Corp. of America unsec. unsub. notes 5 3/4s,
2013		1,730,000	1,690,238	--	--	--	--
PPG Industries, Inc. sr. unsec. unsub. notes 6.65s,
2018		915,000	929,868	--	--	--	--
Rockwood Specialties Group, Inc. company guaranty
7 5/8s, 2014	EUR	210,000	300,633	220,000	314,949	135,000	193,264
Sealed Air Corp. 144A notes 5 5/8s, 2013		$1,040,000	1,004,797	$--	--	$--	--
Smurfit-Stone Container Enterprises, Inc. sr. unsec.
unsub. notes 8s, 2017		180,000	144,000	175,000	140,000	85,000	68,000
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		506,000	484,495	864,000	827,280	540,000	517,050
Steel Dynamics, Inc. 144A sr. notes 7 3/4s, 2016		216,000	214,920	286,000	284,570	--	--
Steel Dynamics, Inc. 144A sr. notes 7 3/8s, 2012		--	--	260,000	260,000	225,000	225,000
Stone Container Corp. sr. notes 8 3/8s, 2012		35,000	30,713	50,000	43,875	--	--
Tube City IMS Corp. company guaranty 9 3/4s, 2015		190,000	175,275	190,000	175,275	90,000	83,025
Ucar Finance, Inc. company guaranty 10 1/4s, 2012		1,000	1,035	1,000	1,035	2,000	2,070
United States Steel Corp. sr. unsec. unsub. notes 7s,
2018		2,380,000	2,374,766	--	--	--	--
Verso Paper Holdings, LLC/ Verso Paper, Inc. company
guaranty 11 3/8s, 2016		150,000	142,125	135,000	127,913	65,000	61,588
Westvaco Corp. unsec. notes 7 1/2s, 2027		--	--	50,000	49,756	45,000	44,780
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		--	--	180,000	169,757	195,000	183,903
			16,473,818		14,127,002		8,918,891

Capital Goods			0.5%		0.5%		0.4%
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		140,000	135,800	130,000	126,100	45,000	43,650
Allied Waste North America, Inc. sec. notes 6 1/2s,
2010		165,000	165,000	100,000	100,000	45,000	45,000
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011		10,000	9,825	120,000	117,900	55,000	54,038
Baldor Electric Co. company guaranty 8 5/8s, 2017		95,000	95,238	95,000	95,238	40,000	40,100
Berry Plastics Corp. company guaranty sr. sec. notes
FRN 7.568s, 2015		1,055,000	1,010,163	1,395,000	1,335,713	--	--
Blount, Inc. sr. sub. notes 8 7/8s, 2012		115,000	115,000	155,000	155,000	70,000	70,000
Bombardier, Inc. 144A sr. unsec. notes FRN 7.981s,
2013 (Canada)	EUR	175,000	275,277	140,000	220,221	95,000	149,436
Caterpillar Financial Services Corp. sr. unsec. 4.85s,
2012		$--	--	$525,000	523,444	$375,000	373,889
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 5.85s, 2017		--	--	300,000	307,252	335,000	343,098
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6.55s, 2037 (Luxembourg)		--	--	185,000	186,593	160,000	161,378
Covidien International Finance SA company guaranty sr.
unsec. unsub. notes 6s, 2017 (Luxembourg)		--	--	215,000	217,600	190,000	192,298
Crown Americas, LLC/Crown Americas Capital Corp. sr.

notes 7 5/8s, 2013		71,000	70,823	119,000	118,703	59,000	58,853
General Cable Corp. company guaranty sr. unsec. notes
FRN 5.073s, 2015		265,000	235,188	250,000	221,875	110,000	97,625
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		132,000	125,730	153,000	145,733	80,000	76,200
Hawker Beechcraft Acquisition Co., LLC sr. sub. notes
9 3/4s, 2017		230,000	230,000	235,000	235,000	80,000	80,000
Hawker Beechcraft Acquisition Co., LLC sr. unsec.
notes 8 7/8s, 2015 (PIK)		285,000	286,425	260,000	261,300	120,000	120,600
Hexcel Corp. sr. sub. notes 6 3/4s, 2015		285,000	277,163	270,000	262,575	130,000	126,425
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	292,900	388,000	391,880	181,000	182,810
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015		170,000	158,950	355,000	331,925	230,000	215,050
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 6 1/8s, 2014		211,000	197,813	137,000	128,438	73,000	68,438
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		--	--	95,000	87,638	110,000	101,475
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		540,000	607,159	725,000	815,168	450,000	505,966
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		174,000	165,300	155,000	147,250	59,000	56,050
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	95,000	137,347	50,000	72,288	50,000	72,288
Owens-Illinois, Inc. debs. 7 1/2s, 2010		$3,840,000	3,907,200	$--	--	$--	--
Pitney Bowes, Inc. sr. unsec. notes 5.6s, 2018		615,000	604,564	--	--	--	--
RBS Global, Inc. / Rexnord Corp. company guaranty
9 1/2s, 2014		595,000	574,175	535,000	516,275	250,000	241,250
Rexam PLC 144A bond 6 3/4s, 2013 (United Kingdom)		1,090,000	1,085,890	1,475,000	1,469,438	--	--
Ryerson Tull, Inc. 144A sec. notes 12s, 2015		596,000	591,530	765,000	759,263	45,000	44,663
Tekni-Plex, Inc. sec. notes 10 7/8s, 2012		195,000	197,925	215,000	218,225	105,000	106,575
Terex Corp. company guaranty 7 3/8s, 2014		260,000	256,100	230,000	226,550	110,000	108,350
Titan International, Inc. company guaranty 8s, 2012		365,000	357,700	350,000	343,000	170,000	166,600
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		--	--	500,000	497,218	440,000	437,552
WCA Waste Corp. company guaranty 9 1/4s, 2014		125,000	125,313	120,000	120,300	55,000	55,138
			12,291,498		10,755,103		4,394,795

Communication Services			0.9%		0.9%		1.1%
American Tower Corp. 144A sr. notes 7s, 2017		175,000	173,250	620,000	613,800	465,000	460,350
Ameritech Capital Funding company guaranty 6 1/4s, 2009		--	--	450,000	461,673	295,000	302,652
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		--	--	253,000	300,204	264,000	313,257
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		--	--	1,415,000	1,337,564	1,230,000	1,162,688
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013		--	--	440,000	438,404	380,000	378,622
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		--	--	260,000	251,942	370,000	358,533
AT&T, Inc. sr. unsec. unsub. notes 5.6s, 2018		1,040,000	1,016,014	--	--	--	--
BCM Ireland Finance, Ltd. 144A FRN 9.856s, 2016
(Cayman Islands)	EUR	90,000	130,402	105,000	152,135	50,000	72,445
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		$--	--	$680,000	751,138	$535,000	590,968
British Telecommunications PLC sr. unsec. notes 5.15s,
2013 (United Kingdom)		--	--	715,000	699,020	630,000	615,920
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		100,000	103,000	155,000	159,650	--	--
Centennial Communications Corp. sr. notes 10s, 2013		135,000	137,025	85,000	86,275	60,000	60,900
CenturyTel, Inc. sr. unsec. notes 5 1/2s, 2013		725,000	683,429	--	--	--	--
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		300,000	292,500	425,000	414,375	180,000	175,500
Citizens Communications Co. notes 9 1/4s, 2011		340,000	351,900	480,000	496,800	225,000	232,875
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		315,000	303,188	280,000	269,500	130,000	125,125
Cricket Communications, Inc. 144A company guaranty sr.
notes 10s, 2015		535,000	524,300	716,000	701,680	--	--
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		205,000	193,469	205,000	193,469	100,000	94,375
Digicel, Ltd. 144A sr. unsec. unsub. notes 9 1/4s,
2012 (Jamaica)		220,000	226,325	180,000	185,175	100,000	102,875
Embarq Corp. notes 7.082s, 2016		950,000	902,266	--	--	--	--
Embarq Corp. sr. unsec. unsub. notes 6.738s, 2013		4,755,000	4,588,019	--	--	--	--
France Telecom notes 8 1/2s, 2031 (France)		--	--	20,000	24,209	--	--
Hawaiian Telcom Communications, Inc. company guaranty
Ser. B, 9 3/4s, 2013		105,000	42,000	95,000	38,000	45,000	18,000
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 11/15/08), 2012 (United Kingdom) (STP)		299,000	301,990	241,000	243,410	111,000	112,110
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)		510,000	517,013	530,000	537,288	250,000	253,438
Intelsat Intermediate Holding Co., Ltd. company
guaranty stepped-coupon zero % (9 1/4s, 2/1/10), 2015
(Bermuda) (STP)		95,000	76,475	75,000	60,375	30,000	24,150
iPCS, Inc. company guaranty sr. sec. notes FRN 4.998s,
2013		105,000	94,500	100,000	90,000	45,000	40,500
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		305,000	277,550	295,000	268,450	140,000	127,400
Level 3 Financing, Inc. company guaranty 8 3/4s, 2017		150,000	129,000	150,000	129,000	70,000	60,200
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		395,000	380,188	350,000	336,875	165,000	158,813
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013		1,685,000	1,423,825	--	--	--	--
Nextel Communications, Inc. sr. notes Ser. F, 5.95s,
2014		--	--	930,000	746,325	790,000	633,975
Nordic Telephone Co. Holdings ApS 144A sr. sec. bond
8 7/8s, 2016 (Denmark)		210,000	205,800	205,000	200,900	75,000	73,500
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		115,000	106,088	105,000	96,863	50,000	46,125
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		355,000	337,250	225,000	213,750	105,000	99,750
Qwest Corp. sr. notes FRN 6.026s, 2013		1,475,000	1,408,625	--	--	--	--
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		715,000	729,300	740,000	754,800	345,000	351,900
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		85,000	75,225	115,000	101,775	55,000	48,675
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		--	--	385,000	385,446	335,000	335,388
Rural Cellular Corp. sr. unsec. notes 9 7/8s, 2010		105,000	106,838	60,000	61,050	25,000	25,438
Rural Cellular Corp. sr. unsec. sub. notes FRN 5.682s,
2013		150,000	151,875	140,000	141,750	65,000	65,813
Southwestern Bell Telephone debs. 7s, 2027		--	--	--	--	110,000	110,103
Syniverse Technologies, Inc. sr. sub. notes Ser. B,
7 3/4s, 2013		65,000	61,100	85,000	79,900	40,000	37,600
Telecom Italia Capital SA company guaranty 7.2s, 2036
(Luxembourg)		--	--	110,000	106,377	105,000	101,541
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Luxembourg)		--	--	215,000	196,759	240,000	219,637
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		--	--	140,000	132,250	110,000	103,911
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)		--	--	5,000	4,939	50,000	49,388
Telecom Italia Capital SA company guaranty sr. unsec.
notes FRN 3.344s, 2011 (Luxembourg)		5,090,000	4,850,424	--	--	--	--
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)		--	--	200,000	211,851	225,000	238,332
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)		--	--	75,000	76,306	75,000	76,306
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)		--	--	310,000	309,852	180,000	179,914
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		--	--	125,000	143,495	120,000	137,755
Telus Corp. notes 8s, 2011 (Canada)		--	--	260,000	279,153	280,000	300,626
Time Warner Telecom, Inc. company guaranty 9 1/4s, 2014		160,000	163,600	175,000	178,938	85,000	86,913
Verizon Communications, Inc. sr. unsec. notes 6.4s,
2038		--	--	385,000	359,495	395,000	368,832
Verizon Communications, Inc. sr. unsec. notes 5.55s,
2016		--	--	1,230,000	1,198,074	780,000	759,754
Verizon New England, Inc. sr. notes 6 1/2s, 2011		--	--	245,000	251,814	365,000	375,151
Verizon New Jersey, Inc. debs. 8s, 2022		--	--	160,000	174,318	165,000	179,765
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		--	--	210,000	235,837	225,000	252,683
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	92,395
Vodafone Group PLC unsec. notes 6.15s, 2037 (United
Kingdom)		--	--	570,000	531,804	495,000	461,830
West Corp. company guaranty 11s, 2016		75,000	63,375	70,000	59,150	35,000	29,575
West Corp. company guaranty 9 1/2s, 2014		145,000	130,500	140,000	126,000	65,000	58,500
Wind Aquisition Fin. SA notes 9 3/4s, 2015
(Netherlands)	EUR	80,000	126,622	70,000	110,794	--	--
Windstream Corp. company guaranty 8 5/8s, 2016		$550,000	548,625	$475,000	473,813	$220,000	219,450
Windstream Corp. company guaranty 8 1/8s, 2013		160,000	159,600	160,000	159,600	80,000	79,800
			22,092,475		17,343,589		12,042,021

Conglomerates			--%		--%		0.1%
General Electric Co. sr. unsec. notes 5 1/4s, 2017		--	--	280,000	269,173	250,000	240,333
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)		--	--	155,000	155,207	160,000	160,214
Textron, Inc. sr. unsec. 5.6s, 2017		--	--	415,000	414,471	360,000	359,541
			--		838,851		760,088

Consumer Cyclicals			1.2%		1.2%		1.3%
Allison Transmission 144A company guaranty 11s, 2015		150,000	134,250	130,000	116,350	65,000	58,175
American Media, Inc. company guaranty sr. unsec. sub.
notes 8 7/8s, 2011		25,000	20,000	30,000	24,000	15,000	12,000
American Media, Inc. company guaranty sr. unsec. sub.
notes Ser. B, 10 1/4s, 2009		175,000	140,875	220,000	177,100	115,000	92,575
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 8 7/8s, 2011		909	741	1,091	889	545	444
American Media, Inc. 144A company guaranty sr. unsec.
sub. notes 10 1/4s, 2009		6,363	5,122	7,999	6,439	4,181	3,366
Aramark Corp. company guaranty 8 1/2s, 2015		275,000	269,500	270,000	264,600	125,000	122,500
ArvinMeritor, Inc. sr. unsec. notes 8 1/8s, 2015		110,000	86,350	120,000	94,200	60,000	47,100
Associated Materials, Inc. company guaranty 9 3/4s,
2012		245,000	242,550	300,000	297,000	110,000	108,900
Autonation, Inc. company guaranty 7s, 2014		30,000	26,700	35,000	31,150	20,000	17,800
Autonation, Inc. company guaranty sr. unsec. notes FRN
4.713s, 2013		50,000	42,250	55,000	46,475	30,000	25,350
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		225,000	147,656	240,000	157,500	120,000	78,750
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		160,000	118,000	195,000	143,813	105,000	77,438
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		391,391	348,338	384,071	341,823	139,145	123,839
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		470,000	465,300	630,000	623,700	--	--
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)		190,000	80,750	170,000	72,250	80,000	34,000
Corrections Corporation of America sr. notes 7 1/2s,
2011		125,000	125,625	160,000	160,800	85,000	85,425
D.R. Horton, Inc. company guaranty 8s, 2009		276,000	275,310	272,000	271,320	--	--
D.R. Horton, Inc. company guaranty sr. unsub. notes
5s, 2009		399,000	391,519	400,000	392,500	--	--
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		--	--	115,000	110,400	130,000	124,800
D.R. Horton, Inc. sr. notes 5 7/8s, 2013		--	--	140,000	119,000	365,000	310,250
DaimlerChrysler NA Holding Corp. company guaranty
6 1/2s, 2013		--	--	35,000	36,294	50,000	51,849
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009		--	--	--	--	35,000	36,000
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011		--	--	245,000	249,837	445,000	453,786
Dana Corp. bonds 5.85s, 2015 (Escrow)		225,000	12,938	245,000	14,088	120,000	6,900
Federated Department Stores, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011		--	--	4,375,000	4,316,393	3,965,000	3,911,885

FelCor Lodging, LP company guaranty 8 1/2s, 2011 (R)	1,590,000	1,554,225	--	--	--	--
Ford Motor Credit Co., LLC notes 7 7/8s, 2010	535,000	461,789	550,000	474,736	215,000	185,579
Ford Motor Credit Co., LLC notes 7.8s, 2012	110,000	85,075	--	--	100,000	77,341
Ford Motor Credit Co., LLC notes 6 3/8s, 2008	--	--	215,000	211,306	235,000	230,962
Ford Motor Credit Co., LLC sr. notes 9 7/8s, 2011	1,330,000	1,117,313	1,090,000	915,693	445,000	373,838
Ford Motor Credit Co., LLC sr. unsec. notes 9 3/4s,
2010	145,000	125,155	179,000	154,502	--	--
Ford Motor Credit Co., LLC unsec. notes 7 3/8s, 2009	85,000	77,416	105,000	95,632	50,000	45,539
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011	--	--	4,000	3,975	--	--
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015	313,000	312,218	276,000	275,310	135,000	134,663
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 6.508s, 2014	230,000	213,900	220,000	204,600	100,000	93,000
Hanson PLC company guaranty 6 1/8s, 2016 (United
Kingdom)	2,405,000	2,386,186	--	--	--	--
Host Marriott, LP company guaranty Ser. Q, 6 3/4s,
2016 (R)	110,000	97,625	--	--	--	--
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)	320,000	302,400	450,000	425,250	210,000	198,450
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	140,000	98,700	125,000	88,125	60,000	42,300
JC Penney Co., Inc. debs. 7.65s, 2016	--	--	25,000	25,027	25,000	25,027
JC Penney Co., Inc. notes 6 7/8s, 2015	--	--	195,000	187,916	210,000	202,371
Jostens IH Corp. company guaranty 7 5/8s, 2012	160,000	157,200	220,000	216,150	105,000	103,163
K. Hovnanian Enterprises, Inc. sr. notes 8 5/8s, 2017	30,000	21,900	25,000	18,250	10,000	7,300
KB Home company guaranty 6 3/8s, 2011	--	--	1,520,000	1,398,400	1,380,000	1,269,600
Lamar Media Corp. company guaranty 7 1/4s, 2013	185,000	177,831	260,000	249,925	120,000	115,350
Lamar Media Corp. sr. unsec. sub. notes Ser. C,
6 5/8s, 2015	115,000	104,650	50,000	45,500	25,000	22,750
Lear Corp. company guaranty 8 1/2s, 2013	320,000	264,400	285,000	235,481	130,000	107,413
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	115,000	111,838	145,000	141,013	75,000	72,938
Levi Strauss & Co. sr. unsec. unsub. notes 9 3/4s, 2015	290,000	291,450	275,000	276,375	125,000	125,625
Limited Brands, Inc. sr. unsec. notes 6 1/8s, 2012	3,130,000	2,987,521	--	--	--	--
Marriott International, Inc. notes 6 3/8s, 2017	--	--	210,000	198,430	218,000	205,989
Marriott International, Inc. sr. unsec. Ser. J,
5 5/8s, 2013	--	--	45,000	42,321	45,000	42,321
Marriott International, Inc. sr. unsec. unsub. notes
4 5/8s, 2012	2,815,000	2,609,381	--	--	--	--
Masco Corp. sr. unsec. notes 5.85s, 2017	2,370,000	2,148,147	--	--	--	--
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015	355,000	313,288	315,000	277,988	150,000	132,375
Mattel, Inc. sr. unsec. notes 5 5/8s, 2013	1,645,000	1,612,016	--	--	--	--
Meritage Homes Corp. company guaranty 6 1/4s, 2015	275,000	220,688	285,000	228,713	130,000	104,325
Meritage Homes Corp. sr. notes 7s, 2014	30,000	24,300	15,000	12,150	5,000	4,050
Meritor Automotive, Inc. notes 6.8s, 2009	339,000	333,491	449,000	441,704	--	--
MGM Mirage, Inc. company guaranty 8 1/2s, 2010	85,000	83,938	95,000	93,813	50,000	49,375
MGM Mirage, Inc. sr. notes 6 3/4s, 2012	315,000	282,713	436,000	391,310	216,000	193,860
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	255,000	202,725	250,000	198,750	115,000	91,425
Michaels Stores, Inc. company guaranty 10s, 2014	30,000	25,988	5,000	4,331	5,000	4,331
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009	90,000	89,100	130,000	128,700	59,000	58,410
Neiman-Marcus Group, Inc. company guaranty 9s, 2015	465,000	459,188	505,000	498,688	250,000	246,875
NTK Holdings, Inc. sr. disc. notes zero %, 2014	210,000	95,550	230,000	104,650	110,000	50,050
Omnicom Group, Inc. sr. notes 5.9s, 2016	--	--	140,000	136,793	150,000	146,564
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	240,000	183,600	225,000	172,125	105,000	80,325
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012	250,000	245,625	240,000	235,800	110,000	108,075
Quebecor Media, Inc. sr. unsec. notes Ser. *, 7 3/4s,
2016 (Canada)	65,000	60,450	60,000	55,800	25,000	23,250
R.H. Donnelley, Inc. 144A company guaranty sr. unsec.
notes 11 3/4s, 2015	373,000	339,430	319,000	290,290	144,000	131,040
Reader's Digest Association, Inc. (The) 144A sr. sub.
notes 9s, 2017	205,000	149,650	200,000	146,000	90,000	65,700
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (R)	700,000	486,500	640,000	444,800	295,000	205,025
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014	50,000	41,000	70,000	57,400	30,000	24,600
Starwood Hotels & Resorts Worldwide, Inc. sr. unsec.
notes 6 1/4s, 2013	--	--	285,000	275,187	320,000	308,981
Station Casinos, Inc. sr. notes 6s, 2012	305,000	242,475	405,000	321,975	190,000	151,050
Target Corp. bonds 6 1/2s, 2037	--	--	375,000	360,741	395,000	379,980
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014	145,000	127,963	130,000	114,725	60,000	52,950
Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	15,000	15,694	15,000	15,694	8,000	8,370
Tenneco, Inc. 144A sr. unsec. notes 8 1/8s, 2015	60,000	54,300	55,000	49,775	25,000	22,625
Texas Industries, Inc. sr. unsec. notes 7 1/4s, 2013	275,000	273,625	255,000	253,725	120,000	119,400
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	525,000	336,000	435,000	278,400	190,000	121,600
THL Buildco, Inc. (Nortek Holdings, Inc.) 144A sr.
sec. notes 10s, 2013	173,000	165,215	228,000	217,740	--	--
Toll Brothers, Inc. company guaranty sr. unsec. sub.
notes 8 1/4s, 2011	890,000	863,300	1,335,000	1,294,950	--	--
Tropicana Entertainment, LLC sr. sub. notes 9 5/8s,
2014 (In default) (NON)	200,000	95,000	205,000	97,375	100,000	47,500
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	500,000	311,250	550,000	342,375	255,000	158,738
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017	105,000	88,200	100,000	84,000	--	--
UCI Holdco, Inc. sr. unsec. notes FRN 10.276s, 2013
(PIK)	280,513	238,436	273,472	232,451	128,007	108,806
United Auto Group, Inc. company guaranty 7 3/4s, 2016	195,000	170,625	200,000	175,000	100,000	87,500
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009
(In default) (NON)	550,000	242,000	565,000	248,600	265,000	116,600
Vertis, Inc. 144A unsec. sub. notes 13 1/2s, 2009 (In
default) (NON)	60,000	2,100	35,000	1,225	15,000	525
VF Corp. sr. unsec. 5.95s, 2017	--	--	270,000	265,420	230,000	226,098
Vulcan Materials Co. sr. unsec. unsub. notes 5.6s, 2012	--	--	330,000	327,665	295,000	292,913
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	365,000	333,975	380,000	347,700	175,000	160,125
Yankee Acquisition Corp. company guaranty Ser. B,
8 1/2s, 2015	185,000	144,300	170,000	132,600	80,000	62,400
		27,593,792		23,308,966		13,610,467

Consumer Staples		1.5%		1.4%		2.0%
Adelphia Communications Corp. escrow bonds zero %, 2010	200,000	16,500	270,000	22,275	125,000	10,313
Affinion Group, Inc. company guaranty 11 1/2s, 2015	175,000	174,563	175,000	174,563	85,000	84,788
Affinion Group, Inc. company guaranty 10 1/8s, 2013	315,000	315,788	300,000	300,750	135,000	135,338
Affinity Group, Inc. sr. sub. notes 9s, 2012	175,000	154,000	250,000	220,000	115,000	101,200
AMC Entertainment, Inc. company guaranty 11s, 2016	205,000	202,950	275,000	272,250	119,000	117,810
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	115,000	102,063	115,000	102,063	54,000	47,925
Avis Budget Car Rental, LLC company guaranty 7 3/4s,
2016	120,000	92,100	145,000	111,288	75,000	57,563
Avis Budget Car Rental, LLC company guaranty 7 5/8s,
2014	95,000	76,000	105,000	84,000	55,000	44,000
British Sky Broadcasting PLC company guaranty 6 7/8s,
2009 (United Kingdom)	--	--	3,585,000	3,639,349	3,260,000	3,309,422
Buffets, Inc. company guaranty 12 1/2s, 2014 (In
default) (NON)	75,000	1,125	75,000	1,125	35,000	525
Campbell Soup Co. debs. 8 7/8s, 2021	--	--	300,000	391,288	255,000	332,595
Cargill, Inc. 144A notes 5.2s, 2013	--	--	1,100,000	1,085,971	995,000	982,311
CCH I Holdings, LLC company guaranty 12 1/8s, 2015	25,000	15,063	15,000	9,038	5,000	3,013
CCH II, LLC sr. unsec. notes 10 1/4s, 2010	410,000	396,675	385,000	372,488	270,000	261,225
CCH II, LLC sr. unsec. notes Ser. B, 10 1/4s, 2010	670,000	646,550	615,000	593,475	380,000	366,700
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	150,000	122,250	170,000	138,550	85,000	69,275
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015	25,000	21,875	30,000	26,250	15,000	13,125
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	124,800	180,000	172,800	85,000	81,600
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	405,000	384,750	380,000	361,000	175,000	166,250
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	55,000	33,000	50,000	30,000	25,000	15,000
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	--	--	990,000	1,046,513	860,000	909,092
Cox Communications, Inc. notes 7 1/8s, 2012	--	--	310,000	323,565	390,000	407,065
Cox Communications, Inc. unsec. sr. notes 4 5/8s, 2010	2,360,000	2,346,978	--	--	--	--
Cox Communications, Inc. 144A notes 5 7/8s, 2016	--	--	355,000	346,807	335,000	327,269
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	--	--	225,000	237,173	110,000	115,951
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	405,000	408,038	570,000	574,275	265,000	266,988
CSC Holdings, Inc. sr. notes 6 3/4s, 2012	130,000	122,200	50,000	47,000	20,000	18,800
CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011	125,000	122,500	50,000	49,000	20,000	19,600
CVS Caremark Corp. sr. unsec. FRN 6.302s, 2037	--	--	760,000	651,700	715,000	613,113
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	--	--	322,424	319,600	287,879	285,357
Darden Restaurants, Inc. sr. unsec. notes 6.2s, 2017	1,485,000	1,377,926	--	--	--	--
Dean Foods Co. company guaranty 7s, 2016	200,000	173,500	180,000	156,150	85,000	73,738
Del Monte Corp. company guaranty 6 3/4s, 2015	230,000	219,075	320,000	304,800	150,000	142,875
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	35,525	45,000	45,675	20,000	20,300
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	--	--	200,000	201,744	170,000	171,482
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	--	--	435,000	429,340	390,000	384,925
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	--	--	190,000	190,217	165,000	165,189
Diageo PLC company guaranty 8s, 2022	--	--	165,000	188,022	135,000	153,836
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	846,000	793,125	1,047,000	981,563	235,000	220,313
DirecTV Holdings, LLC 144A sr. notes 7 5/8s, 2016	120,000	118,200	157,000	154,645	--	--
Dole Food Co. sr. notes 8 5/8s, 2009	98,000	93,345	197,000	187,643	88,000	83,820
Echostar DBS Corp. company guaranty 7s, 2013	150,000	142,875	165,000	157,163	85,000	80,963
Echostar DBS Corp. company guaranty 6 5/8s, 2014	55,000	50,875	10,000	9,250	--	--
Echostar DBS Corp. sr. notes 6 3/8s, 2011	650,000	627,250	655,000	632,075	295,000	284,675
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	196,875	275,000	257,813	130,000	121,875
Estee Lauder Cos., Inc. (The) sr. unsec. notes 6s, 2037	--	--	360,000	335,319	310,000	288,747
Estee Lauder Cos., Inc. (The) sr. unsec. notes 5.55s,
2017	--	--	95,000	92,850	80,000	78,190
Hertz Corp. company guaranty 8 7/8s, 2014	335,000	306,525	360,000	329,400	180,000	164,700
Idearc, Inc. company guaranty 8s, 2016	800,000	503,000	710,000	446,413	335,000	210,631
Ion Media Networks, Inc. 144A sr. sec. notes 8.963s,
2013	70,000	45,150	90,000	58,050	45,000	29,025
Ion Media Networks, Inc. 144A sr. sec. notes 5.963s,
2012	90,000	76,500	110,000	93,500	60,000	51,000
Jarden Corp. company guaranty 7 1/2s, 2017	200,000	174,000	200,000	174,000	90,000	78,300
Kellogg Co. sr. unsub. 5 1/8s, 2012	--	--	65,000	65,727	55,000	55,615
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	157,964
Kroger Co. company guaranty 6.4s, 2017	--	--	215,000	219,291	100,000	101,996
Kroger Co. sr. notes 6.15s, 2020	--	--	40,000	39,899	--	--
Liberty Media Corp. debs. 8 1/4s, 2030	195,000	169,868	245,000	213,423	120,000	104,534
Liberty Media, LLC sr. unsec. notes 7 7/8s, 2009	1,490,000	1,504,501	--	--	--	--
McDonald's Corp. sr. unsec. bond 6.3s, 2037	--	--	205,000	203,890	210,000	208,863
McDonald's Corp. sr. unsec. bond 5.8s, 2017	--	--	105,000	106,641	110,000	111,719
Newell Rubbermaid, Inc. sr. unsec. notes 5 1/2s, 2013	1,375,000	1,352,733	--	--	--	--
News America Holdings, Inc. company guaranty 7 3/4s,
2024	--	--	350,000	378,177	300,000	324,152
News America Holdings, Inc. debs. 7 3/4s, 2045	--	--	620,000	661,580	505,000	538,868
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty 10s, 2014	3,000	3,023	2,000	2,015	2,000	2,015
Nielsen Finance, LLC/Nielsen Finance Co. company
guaranty stepped-coupon zero % (12 1/2s, 8/1/11), 2016
(STP)	275,000	189,063	220,000	151,250	105,000	72,188

Nielsen Finance, LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 10s, 2014	192,000	198,000	188,000	193,875	88,000	90,750
NTL Cable PLC sr. notes 9 1/8s, 2016 (United Kingdom)	--	--	100,000	93,750	--	--
OSI Restaurant Partners, Inc. 144A sr. notes 10s, 2015	115,000	74,463	110,000	71,225	50,000	32,375
Pearson Dollar Finance Two PLC 144A company guaranty
sr. notes 6 1/4s, 2018 (United Kingdom)	2,470,000	2,437,562	--	--	--	--
Pilgrim's Pride Corp. sr. unsec. notes 7 5/8s, 2015	38,000	31,255	40,000	32,900	17,000	13,983
Pinnacle Foods Finance, LLC sr. notes 9 1/4s, 2015	125,000	110,000	115,000	101,200	55,000	48,400
Pinnacle Foods Finance, LLC sr. sub. notes 10 5/8s,
2017	130,000	104,000	125,000	100,000	60,000	48,000
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	150,000	210,000	210,000	100,000	100,000
R. R. Donnelley & Sons Co. sr. unsec. notes 5 5/8s,
2012	1,810,000	1,772,680	--	--	--	--
R.H. Donnelley Corp. sr. unsec. unsub. notes 8 7/8s,
2017	11,000	6,545	8,000	4,760	4,000	2,380
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	280,000	284,200	270,000	274,050	130,000	131,950
Reynolds American, Inc. company guaranty 7 1/4s, 2013	260,000	268,770	285,000	294,613	140,000	144,722
Rite Aid Corp. company guaranty 9 3/8s, 2015	214,000	143,380	197,000	131,990	92,000	61,640
Rite Aid Corp. sec. notes 7 1/2s, 2017	245,000	197,838	225,000	181,688	105,000	84,788
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	--	--	330,000	337,857	300,000	307,143
Sara Lee Corp. sr. unsec. unsub. notes 3 7/8s, 2013	670,000	619,591	--	--	--	--
Sinclair Broadcast Group, Inc. company guaranty 8s,
2012	97,000	97,728	86,000	86,645	40,000	40,300
Sirius Satellite Radio, Inc. sr. unsec. notes 9 5/8s,
2013	140,000	113,400	180,000	145,800	90,000	72,900
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	260,000	163,800	300,000	189,000	150,000	94,500
Spectrum Brands, Inc. company guaranty sr. unsec. sub.
notes stepped-coupon 11 1/2s (12s, 10/2/08), 2013
(STP) (PIK)	140,000	114,800	145,000	118,900	65,000	53,300
Supervalu, Inc. notes 7 7/8s, 2009	5,760,000	5,846,400	--	--	--	--
Supervalu, Inc. sr. notes 7 1/2s, 2014	215,000	215,269	210,000	210,263	95,000	95,119
TCI Communications, Inc. company guaranty 7 7/8s, 2026	--	--	1,140,000	1,237,530	830,000	901,009
TCI Communications, Inc. debs. 9.8s, 2012	--	--	65,000	73,269	50,000	56,361
TCI Communications, Inc. debs. 7 7/8s, 2013	--	--	530,000	568,853	660,000	708,383
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	--	--	530,000	491,255	450,000	417,103
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	--	--	--	--	25,000	26,940
Time Warner, Inc. debs. 9.15s, 2023	--	--	25,000	28,682	105,000	120,465
Time Warner, Inc. debs. 9 1/8s, 2013	--	--	705,000	774,149	555,000	609,436
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	2,970,000	2,987,238	--	--	--	--
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	168,000	151,200	177,000	159,300	17,000	15,300
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	140,000	138,600	200,000	198,000	95,000	94,050
Universal Corp. MTNC notes 5.2s, 2013	--	--	3,160,000	3,036,077	2,840,000	2,728,627
Univision Communications, Inc. 144A company guaranty
unsec. notes 9 3/4s, 2015 (PIK)	165,000	121,275	150,000	110,250	75,000	55,125
Viacom, Inc. company guaranty 5 5/8s, 2012	1,465,000	1,453,526	--	--	--	--
Viacom, Inc. company guaranty sr. unsec. notes 6 5/8s,
2011	1,705,000	1,745,913	--	--	--	--
Viacom, Inc. sr. notes 5 3/4s, 2011	--	--	130,000	130,303	140,000	140,326
Young Broadcasting, Inc. company guaranty 10s, 2011	180,000	100,800	170,000	95,200	79,000	44,240
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	1,340,000	1,306,627	245,000	238,898	210,000	204,770
		34,987,562		29,091,963		21,190,096

Energy		0.4%		0.8%		0.8%
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	--	--	85,000	85,097	93,000	93,106
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	455,000	445,900	515,000	504,700	255,000	249,900
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	290,000	251,575	275,000	238,563	125,000	108,438
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	383,000	397,363	--	--	--	--
Chesapeake Energy Corp. company guaranty 6 1/2s, 2017	95,000	88,825	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	515,000	250,000	250,000
Chesapeake Energy Corp. sr. notes 7s, 2014	--	--	200,000	196,000	--	--
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	--	--	225,000	225,563	230,000	230,575
Complete Production Services, Inc. company guaranty
8s, 2016	290,000	289,638	300,000	299,625	150,000	149,813
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	305,000	299,663	345,000	338,963	170,000	167,025
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	122,813	175,000	171,938	80,000	78,600
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	190,000	200,450	170,000	179,350	80,000	84,400
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	230,000	228,850	220,000	218,900	105,000	104,475
Dresser-Rand Group, Inc. company guaranty 7 3/8s, 2014	50,000	49,375	45,000	44,438	20,000	19,750
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	--	--	40,000	38,597	35,000	33,773
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	272,600	402,000	377,880	184,000	172,960
Enterprise Products Operating, LP company guaranty FRB
8 3/8s, 2066	--	--	460,000	459,868	485,000	484,861
Enterprise Products Operating, LP company guaranty FRB
7.034s, 2068	--	--	270,000	236,051	125,000	109,283
EOG Resources, Inc. sr. unsec. notes 5 7/8s, 2017	--	--	235,000	236,586	205,000	206,383
EXCO Resources, Inc. company guaranty 7 1/4s, 2011	125,000	122,813	110,000	108,075	55,000	54,038
Forest Oil Corp. sr. notes 8s, 2011	230,000	236,900	340,000	350,200	220,000	226,600
Gaz Capital SA 144A company guaranty sr. unsec. bond
8.146s, 2018 (Luxembourg)	158,000	165,303	324,000	338,975	288,000	301,311
Gaz Capital SA 144A company guaranty sr. unsec. bond
7.343s, 2013 (Luxembourg)	143,000	147,396	334,000	344,267	298,000	307,161
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Luxembourg)	230,000	206,425	507,000	455,033	438,000	393,105
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	165,000	156,750	205,000	194,750	110,000	104,500
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	420,000	430,500	440,000	451,000	265,000	271,625
Hess Corp. bonds 7 7/8s, 2029	--	--	240,000	275,258	270,000	309,665
Hilcorp Energy I, LP/Hilcorp Finance Co. 144A sr.
unsec. notes 9s, 2016	70,000	71,225	80,000	81,400	40,000	40,700
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	85,000	81,600	75,000	72,000	35,000	33,600
Inergy, LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	285,000	265,050	380,000	353,400	190,000	176,700
Kerr-McGee Corp. sec. notes 6.95s, 2024	180,000	186,708	230,000	238,571	110,000	114,099
Key Energy Services, Inc. 144A sr. notes 8 3/8s, 2014	170,000	173,400	145,000	147,900	70,000	71,400
Massey Energy Co. sr. notes 6 5/8s, 2010	305,000	305,000	275,000	275,000	130,000	130,000
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	80,000	82,922	70,000	72,557
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	5,000	4,600	145,000	133,400	155,000	142,600
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2014	245,000	230,300	230,000	216,200	105,000	98,700
Nexen, Inc. unsec. unsub. notes 6.4s, 2037 (Canada)	--	--	225,000	213,038	200,000	189,367
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	173,250	235,000	226,188	115,000	110,688
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	220,000	218,900	215,000	213,925	100,000	99,500
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	37,362	38,991	54,344	56,714	39,060	40,763
Peabody Energy Corp. company guaranty 7 3/8s, 2016	385,000	384,038	515,000	513,713	245,000	244,388
Peabody Energy Corp. sr. notes 5 7/8s, 2016	--	--	270,000	253,800	225,000	211,500
PetroHawk Energy Corp. company guaranty 9 1/8s, 2013	400,000	410,000	455,000	466,375	230,000	235,750
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	145,000	153,338	130,000	137,475	65,000	68,738
Petroplus Finance, Ltd. company guaranty 6 3/4s, 2014
(Bermuda)	270,000	244,350	260,000	235,300	75,000	67,875
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	70,000	70,525	50,000	50,375	30,000	30,225
Plains Exploration & Production Co. company guaranty
7s, 2017	245,000	235,200	230,000	220,800	105,000	100,800
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	--	--	290,000	299,187	260,000	268,236
Pride International, Inc. sr. unsec. notes 7 3/8s, 2014	195,000	194,513	275,000	274,313	130,000	129,675
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	105,000	97,781	130,000	121,063	70,000	65,188
Sabine Pass LNG, LP sec. notes 7 1/2s, 2016	465,000	418,500	455,000	409,500	250,000	225,000
SandRidge Energy, Inc. sr. notes 8s, 2018	340,000	341,700	500,000	502,500	--	--
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. FRN 6.323s, 2014	100,000	98,135	95,000	93,228	45,000	44,161
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 8 5/8s, 2015 (PIK)	275,000	281,875	265,000	271,625	125,000	128,125
Stallion Oilfield Services/Stallion Oilfield Finance
Corp. 144A sr. unsec. notes 9 3/4s, 2015	495,000	423,225	445,000	380,475	220,000	188,100
Sunoco, Inc. notes 4 7/8s, 2014	--	--	130,000	122,734	110,000	103,852
Targa Resources, Inc. company guaranty sr. unsec.
notes 8 1/2s, 2013	540,000	529,200	470,000	460,600	235,000	230,300
Tesoro Corp. company guaranty 6 1/2s, 2017	--	--	360,000	323,100	305,000	273,738
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	--	--	110,000	110,133	90,000	90,109
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	--	--	130,000	131,674	100,000	101,288
Weatherford International, Ltd. company guaranty
6 1/2s, 2036	--	--	205,000	200,589	205,000	200,589
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	--	--	95,000	91,913	105,000	101,588
Whiting Petroleum Corp. company guaranty 7s, 2014	120,000	117,750	150,000	147,188	75,000	73,594
Williams Cos., Inc. (The) sr. unsec. notes 7 5/8s, 2019	440,000	462,000	420,000	441,000	195,000	204,750
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	50,500	60,000	60,600	30,000	30,300
		10,374,793		15,514,595		9,249,890

Financial		1.0%		2.0%		2.9%
AGFC Capital Trust I company guaranty 6s, 2067	--	--	180,000	145,246	185,000	149,280
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	--	--	905,000	895,257	780,000	771,603
American Express Co. sr. unsec. notes 6.15s, 2017	--	--	220,000	214,883	265,000	258,837
American International Group, Inc. jr. sub. bond
6 1/4s, 2037	--	--	705,000	555,300	600,000	472,596
Ameriprise Financial, Inc. jr. sub. FRN 7.518s, 2066	--	--	405,000	341,534	450,000	379,482
Amvescap PLC company guaranty 5 5/8s, 2012	--	--	180,000	172,846	155,000	148,840
Bank of New York Mellon Corp. (The) sr. unsec. unsub.
notes Ser. G, 4.95s, 2012	--	--	230,000	229,331	205,000	204,404
BankAmerica Capital III bank guaranty jr. unsec. FRN
Ser. *, 3.283s, 2027	580,000	458,272	745,000	588,642	--	--
Barclays Bank PLC 144A sub. bonds FRB 7.7s, 2049
(United Kingdom)	635,000	640,344	--	--	--	--
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	--	--	620,000	644,659	535,000	556,278
Block Financial Corp. notes 5 1/8s, 2014	2,260,000	2,075,792	--	--	--	--
Bosphorus Financial Services, Ltd. 144A sec. sr. notes
FRN 4.476s, 2012 (Cayman Islands)	187,500	180,865	495,938	478,388	564,375	544,404
Capital One Financial Corp. sr. unsec. unsub. notes
FRN Ser. MTN, 2.976s, 2009	215,000	200,680	280,000	261,351	--	--
CIT Group, Inc. jr. sub. FRN 6.1s, 2067	--	--	1,120,000	553,000	965,000	476,469
CIT Group, Inc. sr. notes 5.4s, 2013	--	--	60,000	45,618	50,000	38,015
CIT Group, Inc. sr. notes 5s, 2014	--	--	435,000	312,367	410,000	294,414
Citigroup, Inc. sr. unsec. bonds 6 7/8s, 2038	--	--	273,000	264,394	249,000	241,151
Citigroup, Inc. sub. notes 5s, 2014	--	--	516,000	477,901	475,000	439,928
CNA Financial Corp. unsec. notes 6 1/2s, 2016	1,415,000	1,363,885	165,000	159,040	175,000	168,678
CNA Financial Corp. unsec. notes 6s, 2011	885,000	888,867	165,000	165,721	170,000	170,743
Countrywide Financial Corp. company guaranty unsec.
unsub. notes FRN 2.868s, 2009	730,000	715,718	--	--	--	--
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(Guernsey)	--	--	490,000	408,488	420,000	350,132
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	--	--	235,000	198,010	260,000	219,075

Developers Diversified Realty Corp. unsec. notes
5 3/8s, 2012 (R)	--	--	85,000	79,742	85,000	79,742
Dresdner Funding Trust I 144A bonds 8.151s, 2031	--	--	485,000	404,717	415,000	346,304
Duke Realty, LP sr. unsec. notes 6 1/2s, 2018	--	--	170,000	161,879	145,000	138,073
E*Trade Financial Corp. sr. unsec. notes 8s, 2011	80,000	73,600	110,000	101,200	50,000	46,000
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	125,000	107,500	10,000	8,600	5,000	4,300
Equity One, Inc. notes 5 3/8s, 2015 (R)	--	--	190,000	167,970	195,000	172,390
Erac USA Finance Co. 144A company guaranty 6 3/8s, 2017	--	--	410,000	366,376	355,000	317,228
Fleet Capital Trust V bank guaranty FRN 3.764s, 2028	790,000	649,389	1,080,000	887,772	220,000	180,842
Fund American Cos., Inc. notes 5 7/8s, 2013	--	--	300,000	291,167	275,000	266,903
GATX Financial Corp. notes 5.8s, 2016	--	--	120,000	115,116	130,000	124,709
General Electric Capital Corp. sr. unsec. 5 5/8s, 2017	--	--	1,035,000	1,012,158	965,000	943,702
General Electric Capital Corp. sr. unsec. notes
5 7/8s, 2038	--	--	1,145,000	1,037,677	1,110,000	1,005,957
General Electric Capital Corp. sub. notes FRN 6 3/8s,
2067	--	--	720,000	680,982	555,000	524,924
Genworth Life Institutional Funding Trust notes Ser.
MTN, 5 7/8s, 2013	160,000	159,556	--	--	--	--
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2011	475,000	341,322	605,000	434,736	295,000	211,979
GMAC, LLC sr. unsec. unsub. notes 7 3/4s, 2010	140,000	119,718	180,000	153,924	95,000	81,237
GMAC, LLC sr. unsec. unsub. notes 7s, 2012	70,000	48,897	305,000	213,051	355,000	247,977
GMAC, LLC sr. unsec. unsub. notes 6 7/8s, 2012	370,000	253,367	470,000	321,845	240,000	164,346
GMAC, LLC sr. unsec. unsub. notes 6 3/4s, 2014	410,000	270,782	464,000	306,446	241,000	159,167
GMAC, LLC sr. unsec. unsub. notes 6 5/8s, 2012	205,000	139,011	145,000	98,325	70,000	47,467
GMAC, LLC sr. unsec. unsub. notes FRN 4.882s, 2014	369,000	242,559	175,000	115,035	48,000	31,552
GMAC, LLC sr. unsec. unsub. notes FRN 3.926s, 2009	--	--	925,000	869,749	615,000	578,265
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	--	--	465,000	467,811	420,000	422,539
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	--	--	1,115,000	1,032,228	995,000	921,137
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	--	--	85,000	79,301	90,000	83,965
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	--	--	340,000	293,639	290,000	250,457
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	--	--	175,000	166,235	175,000	166,235
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	--	--	115,000	106,992	105,000	97,688
HRPT Properties Trust notes 6 1/4s, 2016 (R)	--	--	105,000	96,384	95,000	87,204
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	700,000	561,155	800,000	641,320
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	--	--	1,805,000	1,645,409	1,375,000	1,253,428
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	70,000	57,400	70,000	57,400	30,000	24,600
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	50,000	45,250	50,000	45,250	25,000	22,625
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	--	--	615,000	506,045	670,000	551,301
International Lease Finance Corp. sr. unsec. 6 3/8s,
2013	1,840,000	1,697,435	--	--	--	--
International Lease Finance Corp. sr. unsec. Ser. MTN,
5 5/8s, 2013	625,000	553,129	--	--	--	--
iStar Financial, Inc. sr. unsec. notes Ser. B, 4 7/8s,
2009 (R)	275,000	264,000	980,000	940,800	820,000	787,200
JPMorgan Chase & Co. sr. notes 6s, 2018	--	--	1,110,000	1,081,298	1,050,000	1,022,849
JPMorgan Chase Bank NA sub. notes 6s, 2017	--	--	330,000	320,576	280,000	272,004
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	--	--	343,000	316,385	300,000	276,721
JPMorgan Chase Capital XXV bonds 6.8s, 2037	--	--	330,000	296,203	285,000	255,812
Lehman Brothers Holdings, Inc. sub. notes 6 3/4s, 2017	--	--	1,195,000	1,122,613	1,045,000	981,699
Lender Processing Services, Inc. 144A sr. unsec. notes
8 1/8s, 2016	476,000	476,595	637,000	637,796	--	--
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	115,000	115,575	95,000	95,475	45,000	45,225
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	195,000	186,225	185,000	176,675	85,000	81,175
Liberty Mutual Group 144A company guaranty FRB
10 3/4s, 2058	1,145,000	1,116,830	1,080,000	1,053,429	--	--
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	490,000	415,749	510,000	432,719
Lincoln National Corp. jr. unsec. sub. deb. FRB 7s,
2066	--	--	190,000	173,065	210,000	191,282
Lincoln National Corp. sr. unsec. notes 6.3s, 2037	--	--	280,000	263,341	195,000	183,398
Loews Corp. notes 5 1/4s, 2016	--	--	95,000	91,898	100,000	96,735
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	--	--	625,000	640,733	565,000	579,223
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	--	--	380,000	368,916	345,000	334,937
Merrill Lynch & Co., Inc. notes 5.45s, 2013	--	--	655,000	614,717	635,000	595,947
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 3.12s,
2011	--	--	380,000	346,650	280,000	255,426
MetLife Capital Trust IV jr. sub. debs. 7 7/8s, 2067	--	--	1,500,000	1,469,982	1,300,000	1,273,984
MetLife Capital Trust X 144A collateral trust FRB
9 1/4s, 2068	700,000	791,168	--	--	--	--
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	123,608	425,000	420,266
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	--	--	145,000	146,840	150,000	151,904
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	--	--	520,000	509,077	425,000	416,073
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	210,408	--	--
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	--	--	110,000	78,650	110,000	78,650
Nuveen Investments, Inc. 144A sr. notes 10 1/2s, 2015	180,000	166,050	155,000	142,988	75,000	69,188
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	295,000	308,257	330,000	344,830
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	--	--	150,000	141,269	135,000	127,142
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	1,305,000	1,291,748	770,000	762,181	450,000	445,431
Prudential Financial, Inc. notes Ser. MTN, 6s, 2017	--	--	320,000	310,359	280,000	271,565
Prudential Financial, Inc. sr. unsec. unsub. notes
5.15s, 2013	--	--	--	--	35,000	34,404
Prudential Holdings, LLC 144A bonds 8.695s, 2023	--	--	540,000	628,025	435,000	505,909
Regency Centers, LP sr. unsec. 5 7/8s, 2017	--	--	230,000	212,874	195,000	180,480
Rouse Co., LP/TRC Co-Issuer, Inc. 144A sr. notes
6 3/4s, 2013 (R)	--	--	165,000	148,670	175,000	157,680
Rouse Co. (The) notes 7.2s, 2012 (R)	--	--	150,000	137,812	170,000	156,187
Royal Bank of Scotland Group PLC jr. sub. notes FRN
Ser. MTN, 7.64s, 2049 (United Kingdom)	--	--	400,000	364,537	300,000	273,403
Russian Agricultural Bank 144A notes 7 3/4s, 2018
(Luxembourg)	--	--	110,000	107,800	100,000	98,000
Russian Agricultural Bank 144A notes 7 1/8s, 2014
(Luxembourg)	120,000	118,344	110,000	108,482	100,000	98,620
Simon Property Group, LP unsub. bonds 5 3/4s, 2015 (R)	--	--	83,000	80,553	83,000	80,553
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	650,000	601,450	895,000	828,151	390,000	360,870
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	--	--	155,000	137,551	155,000	137,551
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 3.776s, 2037	--	--	475,000	364,676	--	--
Stowe CDO 08-1 144A notes FRN 4.593s, 2010	4,110,000	3,994,920	--	--	--	--
Stowe CDO 08-1 144A sr. unsec. FRN 6.033s, 2010	1,200,000	1,218,000	--	--	--	--
Swiss Re Capital I, LP 144A company guaranty FRN
6.854s, 2049 (United Kingdom)	--	--	185,000	167,913	195,000	176,989
Travelers Cos., Inc. (The) sr. unsec. notes 6 1/4s,
2037	--	--	255,000	234,974	220,000	202,723
Unitrin, Inc. sr. notes 6s, 2017	--	--	255,000	229,416	220,000	197,928
USI Holdings Corp. 144A sr. unsec. notes FRN 6.551s,
2014	45,000	37,575	45,000	37,575	20,000	16,700
VTB Capital SA 144A notes 6 7/8s, 2018 (Luxembourg)	876,000	854,100	800,000	780,000	687,000	669,825
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	--	--	865,000	807,686	755,000	704,974
Wells Fargo & Co. sr. notes 4 3/8s, 2013	--	--	730,000	706,864	660,000	639,083
Westfield Group sr. notes 5.7s, 2016 (Australia)	--	--	205,000	191,436	230,000	214,782
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	--	--	295,000	271,990	230,000	212,060
Willis Group North America, Inc. company guaranty
6.2s, 2017	--	--	215,000	189,984	185,000	163,474
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	--	--	740,000	652,029	630,000	555,106
		22,515,918		40,547,228		31,908,578

Health Care		0.4%		0.5%		0.6%
Accellent, Inc. company guaranty 10 1/2s, 2013	80,000	73,200	80,000	73,200	40,000	36,600
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	--	--	1,810,000	1,714,285	1,625,000	1,539,068
AmerisourceBergen Corp. company guaranty sr. unsec.
notes 5 5/8s, 2012	195,000	193,825	--	--	--	--
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	--	--	655,000	671,375	565,000	579,125
Cardinal Health, Inc. sr. unsec. notes 5.65s, 2012	490,000	493,995	--	--	--	--
Cardinal Health, Inc. sr. unsec. unsub. notes 5 1/2s,
2013	4,045,000	4,025,702	--	--	--	--
Community Health Systems, Inc. company guaranty
8 7/8s, 2015	675,000	679,219	605,000	608,781	285,000	286,781
DaVita, Inc. company guaranty 6 5/8s, 2013	190,000	182,400	235,000	225,600	125,000	120,000
Elan Finance PLC/Elan Finance Corp. company guaranty
7 3/4s, 2011 (Ireland)	320,000	314,800	355,000	349,231	170,000	167,238
HCA, Inc. company guaranty sr. sec. notes 9 5/8s, 2016
(PIK)	300,000	309,000	325,000	334,750	155,000	159,650
HCA, Inc. sr. sec. notes 9 1/4s, 2016	530,000	545,900	370,000	381,100	185,000	190,550
HCA, Inc. sr. sec. notes 9 1/8s, 2014	65,000	66,463	--	--	--	--
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	416,000	409,760	590,000	581,150	275,000	270,875
HCA, Inc. sr. unsec. notes 6 1/4s, 2013	50,000	43,375	48,000	41,640	--	--
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	115,000	100,625	100,000	87,500	50,000	43,750
Healthsouth Corp. company guaranty 10 3/4s, 2016	150,000	161,250	145,000	155,875	65,000	69,875
Hospira, Inc. sr. notes 6.05s, 2017	--	--	190,000	183,363	165,000	159,236
Hospira, Inc. sr. notes 5.55s, 2012	--	--	265,000	260,344	230,000	225,959
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	135,000	136,350	120,000	121,200	55,000	55,550
Omnicare, Inc. company guaranty 6 3/4s, 2013	60,000	56,400	85,000	79,900	40,000	37,600
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	35,000	32,375	45,000	41,625	25,000	23,125
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	170,000	155,550	240,000	219,600	110,000	100,650
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	165,000	163,350	210,000	207,900	100,000	99,000
Select Medical Corp. company guaranty 7 5/8s, 2015	285,000	250,088	280,000	245,700	130,000	114,075
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	255,000	241,613	360,000	341,100	170,000	161,075
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	205,000	194,750	270,000	256,500	125,000	118,750
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	200,000	200,000	195,000	195,000	90,000	90,000
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	80,000	62,400	75,000	58,500	35,000	27,300
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	80,000	70,000	75,000	65,625	35,000	30,625
Tenet Healthcare Corp. notes 7 3/8s, 2013	300,000	282,000	360,000	338,400	165,000	155,100
Tenet Healthcare Corp. sr. notes 9 1/4s, 2015	20,000	19,600	25,000	24,500	15,000	14,700
Tenet Healthcare Corp. sr. unsec. unsub. notes 6 3/8s,
2011	428,000	409,810	443,000	424,173	65,000	62,238
UnitedHealth Group, Inc. bonds 6 7/8s, 2038	--	--	150,000	141,799	140,000	132,345
UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	--	--	215,000	207,977	205,000	198,303
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	--	--	280,000	274,774	245,000	240,427
US Oncology Holdings, Inc. sr. unsec. notes FRN
7.949s, 2012 (PIK)	121,000	98,615	121,000	98,615	52,000	42,380
US Oncology, Inc. company guaranty 9s, 2012	175,000	173,688	215,000	213,388	105,000	104,213
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	250,000	247,500	255,000	252,450	120,000	118,800
Ventas Realty, LP/Capital Corp. company guaranty 9s,
2012 (R)	165,000	172,838	235,000	246,163	110,000	115,225
Ventas Realty, LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	--	--	145,000	139,200	140,000	134,400

		10,566,441		9,862,283		6,024,588

Other		0.5%		0.1%		0.1%
Alta CDO 144A sec. FRN 4.596s, 2012 (Cayman Islands)	9,500,000	9,025,000	--	--	--	--
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	3,360,000	3,452,400	2,400,000	2,466,000	960,000	986,400
		12,477,400		2,466,000		986,400

Technology		0.7%		0.6%		0.7%
Activant Solutions, Inc. company guaranty 9 1/2s, 2016	70,000	55,300	70,000	55,300	35,000	27,650
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	208,000	179,400	280,000	241,500	130,000	112,125
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	395,000	366,363	358,000	332,045	161,000	149,328
Arrow Electronics, Inc. debs. 7 1/2s, 2027	--	--	160,000	157,947	175,000	172,755
Arrow Electronics, Inc. unsec. notes 9.15s, 2010	1,405,000	1,511,978	--	--	--	--
Avnet, Inc. notes 6s, 2015	--	--	160,000	155,106	160,000	155,106
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	60,000	60,000	85,000	85,000	40,000	40,000
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	175,000	168,000	145,000	139,200	65,000	62,400
Ceridian Corp. 144A sr. unsec. notes 11 1/4s, 2015	250,000	226,875	225,000	204,188	110,000	99,825
Compucom Systems, Inc. sr. sub. notes 12 1/2s, 2015	215,000	196,725	195,000	178,425	90,000	82,350
Computer Sciences Corp. 144A sr. unsec. notes 6 1/2s,
2018	1,190,000	1,195,763	2,870,000	2,883,899	2,625,000	2,637,713
Electronic Data Systems Corp. sr. sec. notes Ser. B,
6 1/2s, 2013	1,755,000	1,800,537	355,000	364,211	175,000	179,541
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	--	--	280,000	283,258	250,000	252,909
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	--	--	280,000	281,415	250,000	251,263
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	460,000	373,750	340,000	276,250	160,000	130,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 9 1/8s, 2014 (PIK)	225,000	174,938	240,000	186,600	120,000	93,300
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	230,000	175,375	240,000	183,000	120,000	91,500
IBM Corp. sr. unsec. notes 5.7s, 2017	--	--	415,000	420,870	435,000	441,153
Iron Mountain, Inc. company guaranty 8 3/4s, 2018	60,000	61,800	70,000	72,100	35,000	36,050
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	5,000	5,031	--	--	90,000	90,563
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	245,000	229,075	90,000	84,150	40,000	37,400
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	470,000	462,363	625,000	614,844	--	--
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	215,000	215,269	360,000	360,450	40,000	40,050
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	2,455,000	2,416,854	--	--	--	--
Lucent Technologies, Inc. unsec. debs. 6.45s, 2029	315,000	240,975	275,000	210,375	130,000	99,450
Motorola, Inc. sr. notes 8s, 2011	1,790,000	1,827,939	--	--	--	--
Motorola, Inc. sr. unsec. notes 6 5/8s, 2037	--	--	230,000	180,942	200,000	157,341
Motorola, Inc. sr. unsec. notes 6s, 2017	--	--	170,000	148,597	145,000	126,744
Nortel Networks, Ltd. company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	50,000	49,500	60,000	59,400	30,000	29,700
Nortel Networks, Ltd. 144A company guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	157,000	155,430	209,000	206,910	--	--
Nortel Networks, Ltd. company guaranty sr. unsec.
notes FRN 6.963s, 2011 (Canada)	160,000	151,200	185,000	174,825	95,000	89,775
NXP BV/NXP Funding, LLC company guaranty 9 1/2s, 2015
(Netherlands)	205,000	178,350	90,000	78,300	--	--
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN 5.463s, 2013 (Netherlands)	170,000	149,600	185,000	162,800	95,000	83,600
NXP BV/NXP Funding, LLC sec. notes 7 7/8s, 2014
(Netherlands)	275,000	253,000	300,000	276,000	150,000	138,000
Open Solutions, Inc. 144A sr. sub. notes 9 3/4s, 2015	65,000	52,975	70,000	57,050	35,000	28,525
Sanmina Corp. company guaranty sr. unsec. sub. notes
6 3/4s, 2013	315,000	282,713	417,000	374,258	--	--
Sanmina Corp. sr. unsec. sub. notes 8 1/8s, 2016	493,000	443,700	651,000	585,900	--	--
Seagate Technology Hdd Holdings company guaranty 6.8s,
2016 (Cayman Islands)	95,000	87,817	105,000	97,061	50,000	46,220
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	90,000	90,450	100,000	100,500	56,000	56,280
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	590,000	595,900	491,000	495,910	221,000	223,210
Travelport, LLC company guaranty 9 7/8s, 2014	330,000	292,875	295,000	261,813	140,000	124,250
Tyco Electronics Group SA company guaranty 6.55s, 2017
(Luxembourg)	940,000	948,430	--	--	--	--
Tyco Electronics Group SA company guaranty sr. unsec.
notes 6s, 2012 (Luxembourg)	--	--	420,000	424,081	365,000	368,546
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	219,000	219,000	290,000	290,000	254,000	254,000
Xerox Corp. sr. notes 6.4s, 2016	--	--	335,000	334,397	285,000	284,487
		15,895,250		12,078,877		7,293,109

Transportation		0.1%		0.1%		0.2%
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	--	--	110,000	94,600	70,000	60,200
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	--	--	115,000	110,400	120,000	115,200
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	--	--	56,840	51,156	47,366	42,630
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	--	--	274,739	248,639	193,763	175,356
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	--	--	5,000	4,963	75,000	74,438
Delta Air Lines, Inc. pass-through certificates
6.821s, 2022	--	--	330,765	279,497	286,988	242,504
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	--	--	524,399	445,739	453,121	385,153
Ryder System, Inc. sr. unsec. unsub. notes Ser. MTN,
6s, 2013	1,645,000	1,646,800	--	--	--	--
Southwest Airlines Co. pass-through certificates
6.15s, 2022	--	--	63,874	60,512	127,748	121,024
Union Pacific Corp. sr. unsec. bond 5.7s, 2018	--	--	30,000	29,188	--	--
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	--	--	290,000	285,245	355,000	349,179
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	--	--	115,000	111,854	100,000	97,264
United AirLines, Inc. pass-through certificates
6.636s, 2022	--	--	248,068	204,808	209,155	172,681
		1,646,800		1,926,601		1,835,629

Utilities & Power		0.4%		1.1%		1.6%
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	--	--	165,000	162,752	190,000	187,411
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	120,000	117,600	105,000	102,900	50,000	49,000
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	258,000	267,998	331,000	343,826	133,000	138,154
American Water Capital Corp. sr. unsec. bond 6.593s,
2037	--	--	165,000	152,255	145,000	133,800
American Water Capital Corp. sr. unsec. bond 6.085s,
2017	--	--	190,000	182,249	160,000	153,472
Appalachian Power Co. sr. notes 5.8s, 2035	--	--	145,000	123,428	120,000	102,147
Arizona Public Services Co. notes 6 1/2s, 2012	--	--	240,000	242,020	265,000	267,230
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	--	--	320,000	316,170	275,000	271,709
Beaver Valley II Funding debs. 9s, 2017	--	--	290,000	312,368	322,000	346,836
Boardwalk Pipelines, LP company guaranty 5 7/8s, 2016	--	--	370,000	356,128	350,000	336,878
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	--	--	865,000	866,455	735,000	736,236
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	--	--	10,000	9,963	90,000	89,670
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	--	--	240,000	253,056	185,000	195,064
CMS Energy Corp. sr. notes 8 1/2s, 2011	170,000	177,467	150,000	156,589	70,000	73,075
CMS Energy Corp. unsub. notes 6.55s, 2017	--	--	20,000	19,050	15,000	14,288
Colorado Interstate Gas Co. debs. 6.85s, 2037	30,000	28,440	50,000	47,399	25,000	23,700
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	--	--	130,000	130,614	110,000	110,519
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	--	--	385,000	347,596	330,000	297,939
Consolidated Natural Gas Co. sr. notes 5s, 2014	--	--	180,000	171,649	315,000	300,386
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	--	--	144,000	145,101	135,000	136,032
Dominion Resources, Inc. jr. sub. notes FRN 6.3s, 2066	--	--	525,000	480,508	405,000	370,677
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	--	--	455,000	449,255	290,000	286,338
Dynegy Holdings, Inc. sr. unsec. notes 8 3/8s, 2016	255,000	247,350	250,000	242,500	115,000	111,550
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	142,463	195,000	191,588	90,000	88,425
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	70,000	69,650	80,000	79,600	40,000	39,800
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	75,000	74,438	90,000	89,325	45,000	44,663
Edison Mission Energy sr. unsec. notes 7.2s, 2019	215,000	200,488	205,000	191,163	95,000	88,588
Edison Mission Energy sr. unsec. notes 7s, 2017	195,000	182,325	140,000	130,900	65,000	60,775
El Paso Corp. sr. notes Ser. MTN, 7 3/4s, 2032	225,000	225,401	215,000	215,384	95,000	95,169
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	--	--	215,000	202,750	225,000	212,180
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	215,000	196,188	300,000	273,750	140,000	127,750
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	--	--	2,795,000	2,867,947	2,535,000	2,601,161
Florida Power Corp. 1st mtge. 6.35s, 2037	--	--	280,000	284,348	275,000	279,270
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	118,535	110,000	113,382
Indiantown Cogeneration, LP 1st mtge. Ser. A-10,
9.77s, 2020	--	--	215,000	236,021	225,000	246,998
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	105,000	103,425	230,000	226,550	200,000	197,000
ITC Holdings Corp. 144A notes 5 7/8s, 2016	--	--	260,000	252,496	285,000	276,774
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	--	--	305,000	293,561	225,000	216,561
Kansas Gas & Electric bonds 5.647s, 2021	--	--	83,567	79,373	78,652	74,704
Kinder Morgan, Inc. notes 6s, 2017	--	--	175,000	172,680	150,000	148,012
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	122,000	120,018	126,000	123,953
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	--	--	540,000	518,543	565,000	542,550
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	--	--	445,000	449,438	280,000	282,792
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	215,000	222,525	215,000	222,525	100,000	103,500
Mirant North America, LLC company guaranty 7 3/8s, 2013	375,000	371,719	410,000	406,413	205,000	203,206
National Fuel Gas Co. notes 5 1/4s, 2013	--	--	145,000	140,375	100,000	96,810
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	--	--	110,000	109,803	145,000	144,740
Northwestern Corp. sec. notes 5 7/8s, 2014	--	--	265,000	260,820	285,000	280,505
NRG Energy, Inc. company guaranty 7 3/8s, 2017	100,000	94,500	110,000	103,950	55,000	51,975
NRG Energy, Inc. sr. notes 7 3/8s, 2016	945,000	889,481	894,000	841,478	377,000	354,851
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	145,000	141,392	130,000	126,765
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	--	--	195,000	192,072	220,000	216,697
ONEOK Partners, LP company guaranty sr. unsec. unsub.
notes 6.15s, 2016	950,000	936,163	--	--	--	--
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	--	--	260,000	245,168	225,000	212,164
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	--	--	205,000	202,722	180,000	177,999
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	781,000	806,383	1,031,000	1,064,508	--	--
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	--	--	260,000	255,278	285,000	279,824
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	--	--	165,717	169,535	143,247	146,547
PPL Energy Supply, LLC bonds Ser. A, 5.7s, 2015	--	--	135,000	126,727	145,000	136,114
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	183,552	225,000	235,996	110,000	115,376
Public Service Co. of Colorado sr. notes Ser. A,
6 7/8s, 2009	--	--	215,000	220,708	205,000	210,443
Public Service Co. of New Mexico sr. notes 4.4s, 2008	--	--	125,000	124,869	100,000	99,895
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	--	--	415,000	358,975	355,000	307,075

Sierra Pacific Power Co. general ref. mtge. Ser. P,
6 3/4s, 2037	--	--	755,000	737,829	600,000	586,354
Sierra Pacific Resources sr. unsec. notes 8 5/8s, 2014	90,000	94,348	125,000	131,039	60,000	62,899
Southern California Edison Co. 1st mtge. Ser. 06-E,
5.55s, 2037	--	--	270,000	252,342	280,000	261,688
Southern California Edison Co. 1st mtge. Ser. 08-A,
5.95s, 2038	--	--	140,000	139,824	45,000	44,944
Southern California Edison Co. notes 6.65s, 2029	--	--	255,000	261,846	275,000	282,383
Southern Natural Gas Co. 144A notes 5.9s, 2017	--	--	155,000	150,552	130,000	126,269
Spectra Energy Capital, LLC sr. notes 8s, 2019	--	--	250,000	278,688	215,000	239,672
Spectra Energy Capital, LLC sr. unsec. unsub. notes
5.668s, 2014	1,645,000	1,607,111	--	--	--	--
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 7.2s, 2011	270,000	280,624	610,000	634,002	430,000	446,920
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	10,000	10,065	10,000	10,065	5,000	5,032
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs.
7 1/2s, 2017	25,000	26,341	30,000	31,609	15,000	15,805
TEPPCO Partners, LP company guaranty FRB 7s, 2067	--	--	205,000	177,617	175,000	151,624
Texas Competitive Electric Holdings Co., LLC company
guaranty 10 1/4s, 2015	735,000	720,300	655,000	641,900	310,000	303,800
TransAlta Corp. notes 5 3/4s, 2013 (Canada)	--	--	140,000	136,576	150,000	146,332
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	--	--	180,000	155,425	155,000	133,838
TransCanada Pipelines, Ltd. sr. unsec. 6.2s, 2037
(Canada)	--	--	335,000	307,080	290,000	265,831
TXU Corp. sr. notes Ser. P, 5.55s, 2014	525,000	411,008	554,000	433,712	237,000	185,541
West Penn Power Co. 1st mtge. 5.95s, 2017	--	--	535,000	531,904	420,000	417,569
Westar Energy, Inc. 1st mtge. 5.15s, 2017	--	--	15,000	14,040	45,000	42,119
Westar Energy, Inc. 1st mtge. 5.1s, 2020	--	--	175,000	158,453	165,000	149,398
Williams Partners, LP/ Williams Partners Finance Corp.
sr. unsec. notes 7 1/4s, 2017	80,000	80,000	85,000	85,000	40,000	40,000
		8,767,353		23,300,618		17,765,122

Total corporate bonds and notes
(cost $204,270,563, $213,437,385 and $144,204,285)		$195,683,100		$201,161,676		$135,979,674

COLLATERALIZED MORTGAGE OBLIGATIONS(a)	Growth 6.6%		Balanced 14.9%		Conservative 19.8%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 04-5,
Class 3A1, 4.943s, 2035	$611,715	$523,016	$1,682,216	$1,438,295	$1,198,940	$1,025,093
Asset Backed Funding Certificates 144A FRB Ser.
06-OPT3, Class B, 4.983s, 2036	--	--	89,000	5,088	58,000	3,316
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.631s, 2029	--	--	410,903	425,277	457,843	473,859
Ser. 96-D3, Class A1C, 7.4s, 2026	33,620	33,780	205,774	206,750	147,039	147,737
FRB Ser. 97-D5, Class A5, 7.187s, 2043	150,000	154,095	234,000	240,389	247,000	253,744
Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036	2,852,000	2,690,862	--	--	--	--
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	--	--	200,000	199,934	200,000	199,934
Ser. 08-1, Class A3, 6.121s, 2014	5,700,000	5,697,101	--	--	--	--
FRB Ser. 07-3, Class A3, 5.838s, 2049	167,000	162,853	748,000	729,424	593,000	578,273
Ser. 06-4, Class A4, 5.634s, 2046	--	--	920,000	885,054	1,140,000	1,096,697
Ser. 07-2, Class A2, 5.634s, 2049 (F)	146,000	143,099	479,000	469,482	434,000	425,376
Ser. 06-4, Class A2, 5.522s, 2046	620,000	614,737	3,157,000	3,130,199	2,319,000	2,299,313
Ser. 04-3, Class A5, 5.493s, 2039	230,000	228,024	920,000	912,097	930,000	922,011
Ser. 05-6, Class A2, 5.165s, 2047	204,000	201,375	304,000	300,088	371,000	366,226
Ser. 07-5, Class XW, Interest Only (IO), 0.607s, 2051	4,508,100	111,322	20,672,118	510,474	18,458,033	455,799
Ser. 07-1, Class XW, IO, 0.465s, 2049	1,830,603	32,215	9,953,096	175,155	5,093,766	89,641
Ser. 06-1, Class XC, IO, 0.076s, 2045	1,756,517	10,267	11,568,748	67,620	12,702,939	74,249
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	--	--	133,000	120,550	133,000	120,550
Ser. 02-PB2, Class XC, IO, 0.33s, 2035 (F)	2,720,781	47,369	4,050,091	70,512	2,407,581	41,916
Ser. 04-4, Class XC, IO, 0.192s, 2042	4,107,851	55,785	11,659,850	158,343	9,190,770	124,812
Ser. 04-5, Class XC, IO, 0.173s, 2041	5,836,836	62,691	14,167,903	152,171	14,658,076	157,435
Ser. 05-1, Class XW, IO, 0.144s, 2042	18,976,758	51,462	--	--	23,816,199	64,585
Ser. 05-4, Class XC, IO, 0.093s, 2045	6,227,229	38,136	17,723,427	108,541	17,791,103	108,955
Ser. 06-5, Class XC, IO, 0.091s, 2016	3,294,390	40,731	35,308,692	436,550	30,059,565	371,651
Ser. 06-4, Class XC, IO, 0.088s, 2046	4,117,341	42,820	19,043,826	198,056	15,921,185	165,580
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.991s, 2036	4,107,337	3,265,333	1,845,314	1,467,024	1,618,235	1,286,497
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 3.421s, 2018	25,000	24,438	70,000	68,425	73,000	71,358
FRB Ser. 04-BBA4, Class G, 3.171s, 2018	--	--	94,000	92,120	98,000	96,040
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 4.471s, 2022	190,000	155,800	186,000	152,520	187,000	153,340
FRB Ser. 05-MIB1, Class J, 3.521s, 2022	100,000	83,000	409,000	339,470	343,000	284,690
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 3.658s, 2033	82,311	81,513	226,148	223,957	161,487	159,923
Ser. 05-E, Class 2, IO, 0.303s, 2035	1,994,657	7,947	6,665,891	26,559	6,418,321	25,573
Ser. 04-D, Class 2A, IO, 0.284s, 2034	728,047	825	2,480,789	2,810	2,388,119	2,705
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	--	--	302,000	303,928	309,824	311,801
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 2.783s, 2035	30,760	27,069	235,829	207,530	174,309	153,392
Ser. 06-2A, IO, 1.798s, 2036	132,857	10,748	637,090	51,541	606,012	49,026
Ser. 04-3, IO, 1.6s, 2035	266,606	10,664	679,302	27,172	668,489	26,740
Ser. 05-1A, IO, 1.6s, 2035	370,439	18,596	1,031,027	51,758	985,068	49,450
Ser. 05-3A, IO, 1.6s, 2035	1,103,203	77,114	3,554,259	248,443	3,210,446	224,410
Ser. 07-5A, IO, 1.55s, 2037	--	--	5,140,724	648,245	4,334,934	546,635
Ser. 07-2A, IO, 1.3s, 2037	1,913,775	197,119	5,272,254	543,042	4,506,167	464,135
Ser. 07-1, Class S, IO, 1.211s, 2037	1,172,483	114,669	7,309,446	714,864	3,383,933	330,949
Ser. 06-4A, IO, 1.14s, 2036	345,326	38,400	1,003,771	111,619	1,188,064	132,113
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 6.833s, 2034	11,178	10,031	29,535	26,505	26,945	24,180
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	2,229,599	1,723,759	2,964,563	2,291,978	--	--
FRB Ser. 05-7, Class 23A1, 5.694s, 2035	2,796,225	2,146,942	1,194,841	917,399	--	--
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
06-2, Class A1, 2.613s, 2036	133,558	125,986	--	--	--	--
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.448s, 2032	--	--	189,000	176,579	124,000	115,851
Ser. 07-PW17, Class A3, 5.736s, 2050	1,999,000	1,916,481	8,933,000	8,564,246	7,002,000	6,712,957
Ser. 04-PR3I, Class X1, IO, 0.448s, 2041	472,051	7,035	3,162,487	47,127	5,138,514	76,574
Ser. 05-PWR9, Class X1, IO, 0.107s, 2042	--	--	8,793,026	72,630	13,244,514	109,400
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.883s, 2038	3,184,577	122,734	8,739,717	336,829	8,008,098	308,632
Ser. 06-PW14, Class X1, IO, 0.09s, 2038	3,424,810	50,208	9,397,876	137,773	8,612,652	126,261
Ser. 07-PW15, Class X1, IO, 0.078s, 2044	6,180,237	57,785	29,324,013	274,180	19,937,661	186,417
Ser. 05-PW10, Class X1, IO, 0.074s, 2040	11,356,518	40,429	--	--	--	--
Ser. 07-PW18, Class X1, IO, 0.063s, 2050	1,064,586	8,872	6,637,185	55,310	4,460,076	37,167
Ser. 07-PW16, Class X, IO, 0.032s, 2040	10,171,375	8,137	87,310,452	69,848	56,165,978	44,933
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	--	--	2,144,800	27,164	2,235,200	28,309
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	9,877	10,261	116,554	121,083	114,579	119,031
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	--	--	962,000	957,155	896,000	891,488
Ser. 98-1, Class G, 6.56s, 2030	--	--	249,000	225,417	231,000	209,122
Ser. 98-1, Class H, 6.34s, 2030	91,000	68,055	371,000	277,455	362,000	270,724
Citigroup Ser. 08-C7, Class A2A, 6.034s, 2012	1,230,000	1,236,565	1,630,000	1,638,700	--	--
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A3, 6.299s, 2014	2,270,000	2,305,371	2,995,000	3,041,668	--	--
Citigroup Commercial Mortgage Trust 144A
Ser. 05-C3, Class XC, IO, 0.123s, 2043	13,356,434	115,825	24,832,034	215,340	23,888,715	207,160
Ser. 06-C5, Class XC, IO, 0.085s, 2049	6,617,781	71,089	37,202,529	399,637	40,254,443	432,421
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 6.208s, 2036	1,509,511	1,096,619	2,017,963	1,465,995	--	--
FRB Ser. 06-AR7, Class 2A2A, 5.662s, 2036	4,226,885	3,180,731	--	--	--	--
IFB Ser. 07-6, Class 2A5, IO, 4.168s, 2037	652,315	47,143	1,647,667	119,078	1,400,426	101,210
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A4, 5.658s, 2048	106,000	104,372	473,000	465,738	375,000	369,242
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.56s, 2049	3,344,465	68,588	10,027,406	205,640	7,959,447	163,231
Ser. 06-CD2, Class X, IO, 0.128s, 2046	2,481,536	10,093	16,390,441	66,661	17,985,927	73,150
Ser. 07-CD5, Class XS, IO, 0.067s, 2044	--	--	3,225,755	22,604	--	--
Ser. 07-CD4, Class XC, IO, 0.057s, 2049	11,186,141	85,644	33,533,474	256,741	26,616,989	203,786
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	122,000	118,884	455,000	443,378	286,000	278,695
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, IO,
0.975s, 2017	597,303	21,256	2,255,182	80,253	1,464,848	52,128
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	--	--	415,000	420,014	404,000	408,881
Ser. 98-C2, Class F, 5.44s, 2030	1,370,000	1,311,692	2,607,000	2,496,044	2,247,000	2,151,366
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.221s, 2017	166,000	163,974	842,000	831,722	618,000	610,456
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.756s, 2019	66,000	59,304	197,000	177,014	218,000	195,884
Ser. 06-CN2A, Class J, 5.756s, 2019	53,000	47,352	158,000	141,162	174,000	155,456
FRB Ser. 01-J2A, Class A2F, 2.971s, 2034 (F)	118,000	103,833	326,000	286,862	314,000	276,302
Ser. 03-LB1A, Class X1, IO, 0.461s, 2038	869,993	33,497	1,849,606	71,215	1,999,245	76,977
Ser. 05-LP5, Class XC, IO, 0.117s, 2043	5,701,629	45,034	12,700,242	100,311	12,355,220	97,586
Ser. 05-C6, Class XC, IO, 0.079s, 2044	8,734,625	49,243	25,605,572	144,356	12,860,543	72,504
Ser. 06-C8, Class XS, IO, 0.062s, 2046	10,576,524	109,096	28,611,096	295,121	26,066,316	268,872
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	4,021,016	3,272,730	--	--	--	--
Ser. 06-J8, Class A4, 6s, 2037	3,221,224	2,625,297	1,376,481	1,121,832	--	--
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047 (F)	1,529,667	1,381,135	785,377	709,116	737,179	665,598
IFB Ser. 04-2CB, Class 1A5, IO, 5.118s, 2034	194,608	10,187	39,034	2,043	108,396	5,674
Ser. 05-24, Class 1AX, IO, 1.222s, 2035	1,439,717	29,863	2,092,940	43,412	2,005,481	41,598
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.713s, 2035	4,083,795	3,185,360	824,533	643,136	--	--
Ser. 05-9, Class 1X, IO, 3.126s, 2035	468,832	10,988	1,662,095	38,955	1,589,680	37,258
Ser. 05-2, Class 2X, IO, 1.16s, 2035	642,499	13,252	1,786,851	36,854	1,706,694	35,201
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	105,496	109,843	--	--	197,395	205,528
IFB Ser. 05-R1, Class 1AS, IO, 3.597s, 2035	247,503	16,130	1,769,621	115,327	1,764,739	115,009
IFB Ser. 05-R2, Class 1AS, IO, 3.242s, 2035	237,085	12,519	1,534,844	81,048	1,414,411	74,688
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.005s, 2039	587,000	581,969	2,631,000	2,608,450	2,064,000	2,046,309
Ser. 06-C5, Class AX, IO, 0.11s, 2039	6,734,189	97,592	18,219,578	264,038	16,602,297	240,600
Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 06-TFLA, Class K, 3.671s, 2021	50,000	39,000	--	--	484,000	377,520
Ser. 07-C2, Class AX, IO, 0.28s, 2049	17,347,510	151,444	47,695,416	416,381	37,673,986	328,894
Ser. 06-C4, Class AX, IO, 0.105s, 2039	6,333,641	87,343	29,263,356	403,550	24,457,632	337,278
Ser. 07-C1, Class AX, IO, 0.083s, 2040	7,610,759	76,108	36,571,930	365,719	24,822,721	248,227
Ser. 06-C3, Class AX, IO, 0.032s, 2038	15,424,321	3,085	68,286,703	13,657	73,874,591	14,775
CRESI Finance Limited Partnership 144A FRB Ser. 06-A,
Class C, 3.083s, 2017	--	--	155,000	144,925	161,000	150,535
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,090,747	1,091,837	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	228,000	215,583	620,000	586,235	597,000	564,487
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	52,000	54,199	303,000	315,815	294,000	306,434

Ser. 04-C2, Class A2, 5.416s, 2036 (F)	260,000	252,333	1,050,000	1,019,035	1,050,000	1,019,035
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030	353,000	345,679	--	--	--	--
FRB Ser. 04-TF2A, Class J, 3.421s, 2016	153,000	141,525	310,000	286,750	349,000	322,825
FRB Ser. 05-TFLA, Class J, 3.421s, 2020	--	--	67,000	64,320	65,500	62,880
FRB Ser. 05-TF2A, Class J, 3.371s, 2020	43,847	41,216	148,024	139,142	148,683	139,762
FRB Ser. 04-TF2A, Class H, 3.171s, 2019	100,000	95,500	132,000	126,060	128,000	122,240
Ser. 01-CK1, Class AY, IO, 0.901s, 2035 (F)	4,655,685	74,972	12,895,522	207,661	12,408,969	199,826
Ser. 03-C3, Class AX, IO, 0.498s, 2038	7,179,239	267,053	13,914,835	517,603	16,094,999	598,701
Ser. 02-CP3, Class AX, IO, 0.391s, 2035	1,198,533	42,495	8,170,811	289,703	5,901,520	209,243
Ser. 04-C4, Class AX, IO, 0.278s, 2039	675,698	13,461	4,526,981	90,187	3,577,559	71,272
Ser. 05-C2, Class AX, IO, 0.157s, 2037	5,697,845	76,773	13,125,291	176,850	16,546,529	222,948
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.771s, 2031	548,979	16,726	2,127,452	64,818	1,593,067	48,537
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	37,605	39,253	455,118	475,064	446,440	466,006
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	376,835	332,000	330,977
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	556,896	551,000	537,390
Ser. 98-CF2, Class B3, 6.04s, 2031	--	--	100,000	100,406	100,000	100,406
Fannie Mae
IFB Ser. 06-70, Class SM, 33.724s, 2036	--	--	99,915	128,998	93,714	120,991
IFB Ser. 07-75, Class JS, 32 1/2s, 2037	172,532	232,075	862,658	1,160,376	690,126	928,301
IFB Ser. 07-80, Class AS, 29 1/2s, 2037	--	--	563,618	715,427	459,212	582,899
IFB Ser. 07-1, Class NR, 28.633s, 2037	462,237	522,280	--	--	--	--
IFB Ser. 07-75, Class CS, 28.123s, 2037	--	--	584,278	779,898	485,962	648,665
IFB Ser. 06-62, Class PS, 25.005s, 2036	177,037	223,096	337,550	425,371	274,604	346,047
IFB Ser. 06-48, Class TQ, 24.705s, 2036	--	--	582,486	718,024	615,278	758,446
IFB Ser. 06-63, Class SP, 24.405s, 2036	330,826	411,000	522,737	649,420	469,741	583,580
IFB Ser. 06-70, Class SJ, 24.705s, 2036	181,126	228,210	--	--	79,094	99,655
IFB Ser. 06-76, Class QB, 24.705s, 2036	302,787	380,922	477,532	600,762	429,215	539,977
IFB Ser. 07-60, Class SB, 24.705s, 2037	--	--	457,258	547,704	354,554	424,684
IFB Ser. 07-W7, Class 1A4, 24.285s, 2037	234,582	278,687	521,726	619,818	443,856	527,308
IFB Ser. 07-81, Class SC, 22.905s, 2037	--	--	707,363	832,606	562,027	661,537
IFB Ser. 07-1, Class NK, 22.096s, 2037	261,775	316,630	1,710,858	2,069,367	1,315,359	1,590,991
IFB Ser. 06-104, Class GS, 21.747s, 2036	--	--	218,988	263,189	220,622	265,153
IFB Ser. 06-104, Class ES, 21.038s, 2036	118,209	141,366	518,490	620,059	591,046	706,828
IFB Ser. 05-37, Class SU, 19.27s, 2035	116,874	137,277	467,495	549,109	467,495	549,109
IFB Ser. 06-49, Class SE, 19.07s, 2036	287,398	334,095	811,673	943,552	703,174	817,424
IFB Ser. 06-60, Class AK, 18.87s, 2036	131,432	152,168	524,926	607,744	403,912	467,639
IFB Ser. 06-60, Class TK, 18.67s, 2036	86,428	99,981	223,848	258,952	210,884	243,955
IFB Ser. 06-104, Class CS, 18.529s, 2036	135,860	151,788	564,478	630,653	698,585	780,482
IFB Ser. 07-30, Class FS, 18.329s, 2037	641,141	713,024	1,720,587	1,913,493	1,322,850	1,471,163
IFB Ser. 07-96, Class AS, 17.738s, 2037	93,275	100,340	979,385	1,053,570	818,953	880,985
IFB Ser. 05-25, Class PS, 17.237s, 2035	104,543	117,970	96,912	109,359	76,309	86,109
IFB Ser. 06-30, Class HK, 16.67s, 2036	171,399	185,242	--	--	--	--
IFB Ser. 06-115, Class ES, 16.63s, 2036	--	--	705,544	804,317	542,593	618,553
IFB Ser. 06-8, Class PK, 16.47s, 2036	185,203	200,276	549,718	594,456	604,437	653,628
IFB Ser. 05-57, Class CD, 15.816s, 2035	138,068	151,950	248,524	273,511	241,621	265,913
IFB Ser. 05-74, Class CP, 15.648s, 2035	140,880	158,197	298,665	335,379	300,073	336,961
IFB Ser. 05-115, Class NQ, 15.628s, 2036	--	--	172,359	185,183	173,655	186,575
IFB Ser. 05-99, Class SA, 15.464s, 2035	73,156	80,128	351,882	385,416	353,345	387,018
IFB Ser. 05-106, Class US, 15.464s, 2035	227,524	253,886	725,637	809,711	728,508	812,915
IFB Ser. 06-8, Class HP, 15.464s, 2036	159,675	177,413	453,197	503,539	500,943	556,589
IFB Ser. 06-8, Class WK, 15.464s, 2036	167,400	184,556	734,049	809,280	807,705	890,485
IFB Ser. 06-27, Class SP, 15.464s, 2036	192,774	214,644	435,670	485,096	480,009	534,464
IFB Ser. 05-45, Class DA, 15.318s, 2035	168,612	186,297	505,136	558,114	589,443	651,263
IFB Ser. 05-74, Class DM, 15.281s, 2035	203,446	223,785	695,168	764,664	669,288	736,197
IFB Ser. 05-45, Class DC, 15.208s, 2035	140,510	154,681	491,788	541,383	351,277	386,702
IFB Ser. 06-46, Class SK, 15.098s, 2036	220,097	241,105	--	--	--	--
IFB Ser. 06-60, Class CS, 14.988s, 2036	111,238	115,629	243,172	252,770	219,027	227,672
IFB Ser. 05-57, Class DC, 13.707s, 2034	132,454	142,642	416,283	448,304	403,668	434,719
IFB Ser. 05-74, Class SK, 13.303s, 2035	162,716	175,587	554,361	598,213	533,933	576,170
IFB Ser. 05-74, Class CS, 13.193s, 2035	140,880	152,404	340,224	368,056	342,337	370,342
IFB Ser. 04-79, Class S, 12.973s, 2032	55,740	58,215	--	--	--	--
IFB Ser. 05-45, Class PC, 12.803s, 2034	64,758	68,955	195,463	208,131	196,057	208,763
IFB Ser. 05-114, Class SP, 12.753s, 2036	--	--	215,025	222,942	216,567	224,540
IFB Ser. 05-95, Class OP, 12.687s, 2035	--	--	214,000	218,750	214,942	219,714
IFB Ser. 05-95, Class CP, 12.496s, 2035	--	--	64,188	69,237	64,188	69,237
IFB Ser. 05-106, Class JC, 12.426s, 2035	--	--	159,267	159,146	151,519	151,404
IFB Ser. 05-83, Class QP, 10.94s, 2034	--	--	122,115	121,524	122,115	121,524
IFB Ser. 05-72, Class SB, 10.669s, 2035	--	--	746,330	749,861	572,053	574,759
Ser. 03-W6, Class PT1, 9.958s, 2042	30,662	34,468	122,159	137,318	71,369	80,226
Ser. 02-T1, Class A4, 9 1/2s, 2031	3,726	4,114	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	28,913	32,047	234,209	259,592	30,049	33,306
Ser. 02-T6, Class A3, 9 1/2s, 2041	29,854	32,819	76,075	83,630	75,028	82,479
Ser. 02-T12, Class A4, 9 1/2s, 2042	15,024	16,221	38,412	41,472	37,793	40,803
Ser. 04-T3, Class PT1, 8.93s, 2044	30,272	33,055	201,114	219,604	95,686	104,483
Ser. 383, Class 90, IO, 8s, 2037	81,261	14,285	107,264	18,856	--	--
Ser. 383, Class 91, IO, 8s, 2037	82,103	14,392	85,387	14,967	--	--
Ser. 383, Class 87, IO, 7 1/2s, 2037	198,557	38,675	285,710	55,651	--	--
Ser. 383, Class 88, IO, 7 1/2s, 2037	159,435	29,970	229,955	43,226	--	--
Ser. 383, Class 89, IO, 7 1/2s, 2037	124,433	23,490	179,330	33,853	--	--
Ser. 386, Class 26, IO, 7 1/2s, 2038	150,842	25,913	217,100	37,296	--	--
Ser. 386, Class 27, IO, 7 1/2s, 2037	87,793	15,082	126,356	21,707	--	--
Ser. 386, Class 28, IO, 7 1/2s, 2037	85,519	14,691	122,774	21,092	--	--
Ser. 99-T2, Class A1, 7 1/2s, 2039	88,563	95,567	24,041	25,942	19,005	20,508
Ser. 00-T6, Class A1, 7 1/2s, 2030	--	--	--	--	950	1,006
Ser. 01-T1, Class A1, 7 1/2s, 2040	11,622	12,404	116,621	124,466	81,888	87,397
Ser. 01-T3, Class A1, 7 1/2s, 2040	11,786	12,481	29,857	31,619	31,036	32,867
Ser. 01-T4, Class A1, 7 1/2s, 2028	17,356	18,609	114,554	122,820	93,726	100,489
Ser. 01-T5, Class A3, 7 1/2s, 2030	10,700	11,360	232,152	246,463	46,989	49,885
Ser. 01-T10, Class A2, 7 1/2s, 2041	8,229	8,725	88,069	93,388	67,884	71,984
Ser. 01-T12, Class A2, 7 1/2s, 2041	43,971	46,600	122,375	129,692	117,421	124,441
Ser. 02-14, Class A2, 7 1/2s, 2042	111,472	118,336	435,950	462,795	518,743	550,686
Ser. 02-26, Class A2, 7 1/2s, 2048	71,840	76,523	413,037	439,961	361,593	385,164
Ser. 02-T1, Class A3, 7 1/2s, 2031	28,320	30,105	586,520	623,482	88,686	94,275
Ser. 02-T4, Class A3, 7 1/2s, 2041	42,489	45,050	316,602	335,685	384,316	407,481
Ser. 02-T12, Class A3, 7 1/2s, 2042	16,692	17,726	95,678	101,607	56,036	59,508
Ser. 02-T19, Class A3, 7 1/2s, 2042	21,876	23,332	--	--	--	--
Ser. 03-W1, Class 2A, 7 1/2s, 2042	103,133	109,821	1,061,409	1,130,247	795,143	846,713
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	24,789	26,427	161,351	172,013	158,271	168,729
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	58,593	62,710	160,289	171,551	153,554	164,343
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	2,716	2,907	12,069	12,919	7,845	8,397
Ser. 04-W2, Class 5A, 7 1/2s, 2044	--	--	50,744	54,313	39,908	42,715
Ser. 383, Class 79, IO, 7s, 2037	184,125	40,048	264,945	57,628	--	--
Ser. 383, Class 80, IO, 7s, 2037	398,702	88,317	572,917	126,908	--	--
Ser. 383, Class 81, IO, 7s, 2037	220,909	46,109	318,350	66,447	--	--
Ser. 383, Class 82, IO, 7s, 2037	217,584	44,390	312,777	63,810	--	--
Ser. 383, Class 83, IO, 7s, 2037	182,380	38,303	261,604	54,942	--	--
Ser. 383, Class 84, IO, 7s, 2037	179,253	38,006	257,887	54,678	--	--
Ser. 383, Class 85, IO, 7s, 2037	114,064	23,876	164,077	34,344	--	--
Ser. 383, Class 86, IO, 7s, 2037	89,432	18,720	129,085	27,020	--	--
Ser. 386, Class 21, IO, 7s, 2037	195,822	38,406	280,885	55,089	--	--
Ser. 386, Class 22, IO, 7s, 2038	173,427	33,305	249,667	47,947	--	--
Ser. 386, Class 23, IO, 7s, 2037	190,711	35,670	274,978	51,431	--	--
Ser. 386, Class 24, IO, 7s, 2038	125,494	23,309	181,470	33,705	--	--
Ser. 386, Class 25, IO, 7s, 2038	134,464	25,150	192,732	36,048	--	--
Ser. 01-T10, Class A1, 7s, 2041	--	--	3,613	3,791	5,202	5,459
Ser. 01-W3, Class A, 7s, 2041	60,874	64,151	73,844	77,818	74,241	78,236
Ser. 02-14, Class A1, 7s, 2042	154,234	162,001	314,105	329,923	295,458	310,337
Ser. 02-26, Class A1, 7s, 2048	41,480	43,657	235,524	247,886	236,536	248,951
Ser. 02-T4, Class A2, 7s, 2041	18,370	19,281	83,611	87,758	62,945	66,067
Ser. 02-T16, Class A2, 7s, 2042	38,485	40,605	218,374	230,403	219,256	231,334
Ser. 02-T18, Class A3, 7s, 2042	15,827	16,684	--	--	--	--
Ser. 03-W3, Class 1A2, 7s, 2042	65,401	68,919	105,861	111,555	106,600	112,334
Ser. 03-W8, Class 2A, 7s, 2042	34,041	35,906	--	--	--	--
Ser. 04-T2, Class 1A3, 7s, 2043	43,661	46,138	--	--	--	--
Ser. 04-T3, Class 1A3, 7s, 2044	74,897	79,144	274,725	290,302	--	--
Ser. 04-W1, Class 2A2, 7s, 2033	387,500	409,277	1,005,940	1,062,473	967,496	1,021,869
Ser. 04-W2, Class 2A2, 7s, 2044	--	--	30,975	32,723	24,217	25,583
Ser. 05-W4, Class 1A3, 7s, 2035	127,180	133,948	513,282	540,596	439,811	463,216
Ser. 04-W12, Class 1A3, 7s, 2044	153,756	162,511	--	--	--	--
Ser. 371, Class 2, IO, 6 1/2s, 2036	8,576,853	2,279,089	960,264	255,167	1,261,440	335,197
Ser. 381, Class 14, IO, 6 1/2s, 2037	209,574	47,152	541,972	121,938	516,204	116,141
Ser. 381, Class 15, IO, 6 1/2s, 2037	88,926	20,873	229,155	53,789	218,894	51,381
Ser. 381, Class 16, IO, 6 1/2s, 2037	--	--	126,976	39,332	126,976	39,332
Ser. 383, Class 58, IO, 6 1/2s, 2037	422,577	95,180	608,352	137,023	--	--
Ser. 383, Class 59, IO, 6 1/2s, 2037	264,645	58,576	380,593	84,239	--	--
Ser. 383, Class 60, IO, 6 1/2s, 2037	903,450	208,823	1,299,279	300,315	--	--
Ser. 383, Class 61, IO, 6 1/2s, 2037	211,039	46,879	303,030	67,314	--	--
Ser. 383, Class 62, IO, 6 1/2s, 2037	248,278	56,294	357,343	81,023	--	--
Ser. 383, Class 63, IO, 6 1/2s, 2037	195,292	43,264	280,963	62,243	--	--
Ser. 383, Class 64, IO, 6 1/2s, 2037	362,864	82,928	521,512	119,185	--	--
Ser. 383, Class 65, IO, 6 1/2s, 2037	248,862	57,373	357,740	82,473	--	--
Ser. 383, Class 66, IO, 6 1/2s, 2037	253,324	58,224	364,896	83,867	--	--
Ser. 383, Class 67, IO, 6 1/2s, 2037	190,543	43,051	273,464	61,786	--	--
Ser. 383, Class 68, IO, 6 1/2s, 2037	91,692	20,781	132,036	29,924	--	--
Ser. 383, Class 69, IO, 6 1/2s, 2037	142,382	32,284	204,446	46,356	--	--
Ser. 383, Class 70, IO, 6 1/2s, 2037	532,507	120,733	766,149	173,706	--	--
Ser. 383, Class 71, IO, 6 1/2s, 2036	225,001	50,608	323,967	72,868	--	--
Ser. 383, Class 72, IO, 6 1/2s, 2037	1,011,194	234,526	1,454,571	337,358	--	--
Ser. 383, Class 73, IO, 6 1/2s, 2037	344,129	77,954	495,511	112,246	--	--
Ser. 383, Class 74, IO, 6 1/2s, 2037	284,283	64,255	409,155	92,480	--	--
Ser. 383, Class 75, IO, 6 1/2s, 2036	180,326	41,570	259,806	59,893	--	--
Ser. 383, Class 76, IO, 6 1/2s, 2037	206,225	48,098	297,000	69,269	--	--
Ser. 383, Class 77, IO, 6 1/2s, 2037	151,374	34,518	218,157	49,746	--	--
Ser. 383, Class 78, IO, 6 1/2s, 2037	155,060	35,265	223,286	50,781	--	--
Ser. 383, Class 101, IO, 6 1/2s, 2022	88,885	13,986	127,090	19,998	--	--
Ser. 383, Class 102, IO, 6 1/2s, 2022	--	--	80,011	12,510	--	--
Ser. 386, Class 12, IO, 6 1/2s, 2038	1,022,448	216,405	1,471,391	311,425	--	--
Ser. 386, Class 13, IO, 6 1/2s, 2037	267,983	54,576	385,225	78,453	--	--
Ser. 386, Class 14, IO, 6 1/2s, 2038	1,986,737	436,795	2,248,641	494,376	--	--
Ser. 386, Class 15, IO, 6 1/2s, 2037	259,253	54,275	372,501	77,984	--	--
Ser. 386, Class 16, IO, 6 1/2s, 2037	193,877	41,249	279,220	59,406	--	--
Ser. 386, Class 17, IO, 6 1/2s, 2037	283,925	60,463	408,640	87,021	--	--
Ser. 386, Class 18, IO, 6 1/2s, 2037	209,583	44,255	300,747	63,505	--	--
Ser. 386, Class 19, IO, 6 1/2s, 2038	185,567	37,754	266,752	54,272	--	--
Ser. 386, Class 20, IO, 6 1/2s, 2038	190,159	39,259	272,715	56,303	--	--
Ser. 389, Class 7, IO, 6 1/2s, 2038	100,000	21,262	100,000	21,262	100,000	21,262
Ser. 383, Class 28, IO, 6s, 2038	1,901,229	441,511	2,607,016	605,412	--	--
Ser. 383, Class 29, IO, 6s, 2038	2,077,110	483,601	2,344,692	545,900	--	--
Ser. 383, Class 30, IO, 6s, 2038	1,202,675	282,054	1,729,629	405,636	--	--
Ser. 383, Class 31, IO, 6s, 2038	1,061,093	248,850	1,527,330	358,193	--	--
Ser. 383, Class 32, IO, 6s, 2038	822,894	194,549	1,183,640	279,837	--	--
Ser. 383, Class 33, IO, 6s, 2038	704,653	166,594	1,013,664	239,650	--	--
Ser. 383, Class 34, IO, 6s, 2037	285,382	66,073	409,733	94,863	--	--
Ser. 383, Class 35, IO, 6s, 2037	235,605	54,407	339,626	78,428	--	--
Ser. 383, Class 36, IO, 6s, 2037	185,801	43,110	267,695	62,111	--	--
Ser. 383, Class 37, IO, 6s, 2038	273,458	65,143	393,490	93,737	--	--
Ser. 383, Class 38, IO, 6s, 2037	116,461	26,905	167,525	38,702	--	--
Ser. 383, Class 39, IO, 6s, 2037	91,292	20,890	112,289	25,695	--	--
Ser. 383, Class 40, IO, 6s, 2038	1,818,642	417,953	2,490,424	572,339	--	--
Ser. 383, Class 41, IO, 6s, 2038	1,520,262	349,077	2,186,966	502,163	--	--
Ser. 383, Class 42, IO, 6s, 2038	1,098,542	253,560	1,581,301	364,988	--	--

Ser. 383, Class 43, IO, 6s, 2038	993,464	230,001	1,428,654	330,754	--	--
Ser. 383, Class 44, IO, 6s, 2038	907,392	209,440	1,305,309	301,285	--	--
Ser. 383, Class 45, IO, 6s, 2038	698,608	163,273	1,004,581	234,783	--	--
Ser. 383, Class 46, IO, 6s, 2038	607,054	141,815	874,017	204,181	--	--
Ser. 383, Class 47, IO, 6s, 2038	538,155	125,720	773,818	180,773	--	--
Ser. 383, Class 48, IO, 6s, 2038	482,481	113,051	694,280	162,678	--	--
Ser. 383, Class 49, IO, 6s, 2037	249,124	57,253	357,897	82,251	--	--
Ser. 383, Class 50, IO, 6s, 2037	330,646	75,393	475,196	108,353	--	--
Ser. 383, Class 51, IO, 6s, 2037	257,337	58,677	369,598	84,275	--	--
Ser. 383, Class 52, IO, 6s, 2038	195,681	45,850	281,675	66,000	--	--
Ser. 383, Class 53, IO, 6s, 2037	95,141	21,913	136,545	31,449	--	--
Ser. 383, Class 54, IO, 6s, 2037	87,366	20,113	88,240	20,314	--	--
Ser. 383, Class 55, IO, 6s, 2037	--	--	87,590	20,278	--	--
Ser. 383, Class 57, IO, 6s, 2037	156,366	36,092	225,477	52,044	--	--
Ser. 383, Class 98, IO, 6s, 2022	278,393	44,915	400,190	64,566	--	--
Ser. 383, Class 99, IO, 6s, 2022	122,899	19,263	176,718	27,699	--	--
Ser. 383, Class 100, IO, 6s, 2022	90,244	14,172	130,443	20,485	--	--
Ser. 386, Class 6, IO, 6s, 2037	509,802	117,270	732,841	168,575	--	--
Ser. 386, Class 7, IO, 6s, 2038	1,058,181	255,465	1,521,704	367,368	--	--
Ser. 386, Class 8, IO, 6s, 2038	1,468,119	313,946	1,739,834	372,049	--	--
Ser. 386, Class 9, IO, 6s, 2038	867,740	192,411	1,247,543	276,628	--	--
Ser. 386, Class 10, IO, 6s, 2038	135,446	30,115	195,118	43,382	--	--
Ser. 386, Class 11, IO, 6s, 2038	94,174	21,381	129,960	29,505	--	--
Ser. 389, Class 1, IO, 6s, 2038	100,000	21,730	--	--	100,000	21,730
Ser. 389, Class 2, IO, 6s, 2038	100,000	20,879	126,000	26,308	107,000	22,341
Ser. 389, Class 3, IO, 6s, 2038	100,000	23,099	158,000	36,497	134,000	30,953
Ser. 389, Class 4, IO, 6s, 2038	100,000	21,199	188,000	39,854	158,000	33,495
Ser. 389, Class 5, IO, 6s, 2038	103,000	22,856	224,000	49,706	146,000	32,398
Ser. 389, Class 6, IO, 6s, 2038	100,000	18,983	101,000	19,173	100,000	18,983
Ser. 363, Class 2, IO, 5 1/2s, 2035	349,091	91,401	1,628,842	426,470	1,406,898	368,360
Ser. 383, Class 3, IO, 5 1/2s, 2037	1,499,616	343,816	2,157,667	494,687	--	--
Ser. 383, Class 4, IO, 5 1/2s, 2037	1,325,392	305,720	1,906,120	439,672	--	--
Ser. 383, Class 5, IO, 5 1/2s, 2037	841,194	194,033	1,210,026	279,109	--	--
Ser. 383, Class 6, IO, 5 1/2s, 2037	756,084	174,929	1,087,506	251,607	--	--
Ser. 383, Class 7, IO, 5 1/2s, 2037	745,232	171,898	1,072,137	247,303	--	--
Ser. 383, Class 8, IO, 5 1/2s, 2037	301,080	72,270	432,685	103,860	--	--
Ser. 383, Class 9, IO, 5 1/2s, 2037	286,737	68,827	412,599	99,039	--	--
Ser. 383, Class 10, IO, 5 1/2s, 2037	274,306	65,843	394,433	94,678	--	--
Ser. 383, Class 11, IO, 5 1/2s, 2037	190,207	45,183	274,011	65,090	--	--
Ser. 383, Class 12, IO, 5 1/2s, 2037	174,166	41,476	250,423	59,636	--	--
Ser. 383, Class 13, IO, 5 1/2s, 2037	175,157	41,712	252,376	60,101	--	--
Ser. 383, Class 14, IO, 5 1/2s, 2037	339,163	79,112	488,656	113,982	--	--
Ser. 383, Class 15, IO, 5 1/2s, 2037	131,321	29,964	189,176	43,165	--	--
Ser. 383, Class 16, IO, 5 1/2s, 2037	--	--	94,730	22,559	--	--
Ser. 383, Class 17, IO, 5 1/2s, 2038	1,883,205	435,109	2,049,479	473,526	--	--
Ser. 383, Class 18, IO, 5 1/2s, 2038	949,736	220,570	1,366,514	317,364	--	--
Ser. 383, Class 19, IO, 5 1/2s, 2038	867,214	201,405	1,246,909	289,586	--	--
Ser. 383, Class 20, IO, 5 1/2s, 2037	535,180	126,853	770,024	182,518	--	--
Ser. 383, Class 21, IO, 5 1/2s, 2037	506,189	119,981	727,939	172,543	--	--
Ser. 383, Class 22, IO, 5 1/2s, 2037	342,800	81,049	493,183	116,604	--	--
Ser. 383, Class 23, IO, 5 1/2s, 2037	309,910	73,272	445,262	105,274	--	--
Ser. 383, Class 24, IO, 5 1/2s, 2037	217,750	49,767	313,016	71,541	--	--
Ser. 383, Class 25, IO, 5 1/2s, 2038	148,512	33,232	213,317	47,733	--	--
Ser. 383, Class 26, IO, 5 1/2s, 2037	159,885	37,993	229,075	54,434	--	--
Ser. 383, Class 27, IO, 5 1/2s, 2037	--	--	93,125	21,795	--	--
Ser. 383, Class 94, IO, 5 1/2s, 2022	218,944	35,703	314,101	51,221	--	--
Ser. 383, Class 95, IO, 5 1/2s, 2022	434,817	72,109	625,964	103,808	--	--
Ser. 383, Class 96, IO, 5 1/2s, 2022	238,960	37,160	343,455	53,410	--	--
Ser. 383, Class 97, IO, 5 1/2s, 2022	184,141	29,404	265,330	42,368	--	--
Ser. 386, Class 3, IO, 5 1/2s, 2037	524,709	119,674	754,386	172,058	--	--
Ser. 386, Class 4, IO, 5 1/2s, 2037	213,345	49,531	307,524	71,396	--	--
Ser. 386, Class 5, IO, 5 1/2s, 2037	138,287	32,616	198,371	46,787	--	--
IFB Ser. 06-90, Class SE, IO, 5.318s, 2036	172,110	22,722	625,653	82,598	910,780	120,240
IFB Ser. 07-W6, Class 6A2, IO, 5.318s, 2037	84,537	8,981	811,552	86,219	652,140	69,283
IFB Ser. 04-51, Class XP, IO, 5.218s, 2034	607,306	68,678	185,945	21,028	142,018	16,060
IFB Ser. 03-66, Class SA, IO, 5.168s, 2033	176,293	19,946	573,191	64,851	575,283	65,088
IFB Ser. 04-17, Class ST, IO, 5.118s, 2034	428,096	53,593	--	--	--	--
IFB Ser. 08-7, Class SA, IO, 5.068s, 2038	528,377	66,322	--	--	--	--
Ser. 383, Class 1, IO, 5s, 2037	305,828	71,792	440,164	103,327	--	--
Ser. 383, Class 2, IO, 5s, 2037	141,179	33,969	203,605	48,990	--	--
Ser. 383, Class 92, IO, 5s, 2022	189,408	29,886	273,100	43,091	--	--
Ser. 383, Class 93, IO, 5s, 2022	102,542	16,473	147,625	23,715	--	--
Ser. 389, Class 8, IO, 5s, 2023	100,000	13,397	100,000	13,397	--	--
IFB Ser. 07-W6, Class 5A2, IO, 4.808s, 2037	120,826	12,499	1,159,035	119,901	931,703	96,384
IFB Ser. 07-W2, Class 3A2, IO, 4.798s, 2037	258,982	25,489	1,328,760	130,777	1,119,713	110,203
IFB Ser. 07-W4, Class 4A2, IO, 4.798s, 2037	840,729	82,433	4,347,138	426,237	3,818,931	374,446
IFB Ser. 06-115, Class BI, IO, 4.778s, 2036	278,592	21,320	1,300,094	99,493	1,114,367	85,280
IFB Ser. 05-113, Class AI, IO, 4.748s, 2036	--	--	200,823	22,006	292,219	32,020
IFB Ser. 05-113, Class DI, IO, 4.748s, 2036	1,088,392	103,159	3,712,368	351,863	3,401,031	322,354
IFB Ser. 05-52, Class DC, IO, 4.718s, 2035	292,066	37,561	648,972	83,462	675,367	86,856
IFB Ser. 04-24, Class CS, IO, 4.668s, 2034	234,370	25,313	808,936	87,369	781,233	84,377
IFB Ser. 04-89, Class EI, IO, 4.668s, 2034	628,404	65,450	--	--	--	--
IFB Ser. 06-60, Class SI, IO, 4.668s, 2036	498,689	55,022	1,308,519	144,373	1,100,228	121,392
IFB Ser. 06-60, Class UI, IO, 4.668s, 2036	226,842	25,307	527,982	58,902	443,410	49,467
IFB Ser. 07-60, Class AX, IO, 4.668s, 2037	1,202,805	126,677	5,176,711	545,201	4,470,755	470,851
IFB Ser. 07-W7, Class 3A2, IO, 4.648s, 2037	387,158	36,143	1,840,717	171,841	1,558,057	145,453
IFB Ser. 03-122, Class SA, IO, 4.618s, 2028	276,594	19,682	982,852	69,938	945,776	67,300
IFB Ser. 03-122, Class SJ, IO, 4.618s, 2028	290,571	21,004	1,032,488	74,634	991,552	71,675
IFB Ser. 06-60, Class DI, IO, 4.588s, 2035	156,522	13,500	568,188	49,006	827,149	71,341
IFB Ser. 04-60, Class SW, IO, 4.568s, 2034	425,615	45,722	1,481,690	159,172	1,420,526	152,601
IFB Ser. 05-65, Class KI, IO, 4.518s, 2035	706,577	62,635	1,042,937	92,453	1,302,792	115,488
IFB Ser. 08-10, Class LI, IO, 4.498s, 2038	1,364,841	144,837	--	--	--	--
IFB Ser. 08-01, Class GI, IO, 4.478s, 2037	979,647	99,553	5,133,427	521,667	4,301,505	437,126
IFB Ser. 07-23, Class SI, IO, 4.288s, 2037	128,028	11,007	641,740	55,170	769,768	66,177
IFB Ser. 07-39, Class LI, IO, 4.288s, 2037	734,588	70,985	--	--	--	--
IFB Ser. 07-30, Class WI, IO, 4.278s, 2037	2,289,077	188,325	7,821,477	643,481	6,238,983	513,288
IFB Ser. 07-39, Class PI, IO, 4.278s, 2037	316,759	27,754	824,947	72,281	692,749	60,698
IFB Ser. 07-54, Class CI, IO, 4.278s, 2037	111,723	10,953	1,055,556	103,481	848,199	83,153
IFB Ser. 05-12, Class SC, IO, 4.268s, 2035	489,081	38,171	1,076,546	84,020	931,278	72,683
IFB Ser. 05-17, Class ES, IO, 4.268s, 2035	178,869	15,708	635,575	55,816	610,376	53,603
IFB Ser. 05-17, Class SY, IO, 4.268s, 2035	134,390	11,161	295,530	24,543	283,813	23,570
IFB Ser. 05-73, Class SI, IO, 4.268s, 2035	67,090	5,334	340,145	27,041	327,398	26,028
IFB Ser. 06-128, Class SH, IO, 4.268s, 2037	106,852	8,786	766,453	63,025	789,672	64,935
IFB Ser. 06-56, Class SM, IO, 4.268s, 2036	1,031,622	85,848	3,014,583	250,862	2,335,684	194,367
IFB Ser. 07-28, Class SE, IO, 4.268s, 2037	367,532	34,319	1,072,039	100,105	840,695	78,502
IFB Ser. 06-123, Class CI, IO, 4.258s, 2037	819,866	77,807	2,376,783	225,561	1,871,613	177,619
IFB Ser. 06-123, Class UI, IO, 4.258s, 2037	341,776	31,916	898,682	83,922	754,991	70,504
IFB Ser. 07-30, Class IE, IO, 4.258s, 2037	494,306	53,384	2,430,339	262,470	2,039,908	220,304
IFB Ser. 07-W5, Class 2A2, IO, 4.258s, 2037	--	--	494,462	39,124	413,989	32,756
IFB Ser. 05-82, Class SY, IO, 4.248s, 2035	389,320	31,730	1,326,865	108,142	1,277,324	104,104
IFB Ser. 05-45, Class EW, IO, 4.238s, 2035	496,267	39,054	2,505,884	197,201	2,535,750	199,551
IFB Ser. 05-45, Class SR, IO, 4.238s, 2035	506,865	41,286	1,764,540	143,730	1,691,701	137,797
IFB Ser. 05-17, Class SA, IO, 4.218s, 2035	737,350	69,901	829,520	78,639	796,631	75,521
IFB Ser. 05-17, Class SE, IO, 4.218s, 2035	253,894	23,505	902,164	83,521	866,394	80,210
IFB Ser. 05-23, Class SG, IO, 4.218s, 2035	268,017	24,901	952,887	88,530	915,250	85,033
IFB Ser. 05-29, Class SX, IO, 4.218s, 2035	734,815	65,688	151,805	13,570	121,544	10,865
IFB Ser. 05-29, Class SY, IO, 4.218s, 2035	808,305	79,856	--	--	--	--
IFB Ser. 05-54, Class SA, IO, 4.218s, 2035	364,626	29,882	1,260,120	103,268	1,216,551	99,698
IFB Ser. 05-57, Class DI, IO, 4.218s, 2035	568,829	47,135	1,981,524	164,194	1,900,262	157,461
IFB Ser. 05-57, Class NI, IO, 4.218s, 2035	179,966	16,048	460,140	41,033	386,518	34,468
IFB Ser. 05-84, Class SG, IO, 4.218s, 2035	405,422	39,030	1,296,303	124,796	1,300,239	125,175
IFB Ser. 05-95, Class CI, IO, 4.218s, 2035	242,472	23,178	783,995	74,943	787,669	75,294
IFB Ser. 06-126, Class CS, IO, 4.218s, 2037	322,273	27,789	440,119	37,950	411,258	35,462
IFB Ser. 06-16, Class SM, IO, 4.218s, 2036	429,039	39,471	996,974	91,721	776,282	71,417
IFB Ser. 07-15, Class BI, IO, 4.218s, 2037	556,835	51,199	1,464,929	134,696	1,230,217	113,115
IFB Ser. 05-83, Class QI, IO, 4.208s, 2035	--	--	210,496	21,677	212,141	21,846
IFB Ser. 06-128, Class GS, IO, 4.198s, 2037	126,361	11,986	1,185,785	112,481	953,147	90,414
IFB Ser. 06-114, Class IS, IO, 4.168s, 2036	195,358	16,829	999,583	86,107	842,483	72,574
Ser. 06-116, Class ES, IO, 4.168s, 2036	309,624	25,110	738,157	59,862	886,406	71,885
IFB Ser. 06-116, Class LS, IO, 4.168s, 2036	651,285	57,863	--	--	--	--
IFB Ser. 06-115, Class GI, IO, 4.158s, 2036	--	--	986,113	94,680	814,064	78,161
IFB Ser. 06-115, Class IE, IO, 4.158s, 2036	307,700	27,695	793,087	71,382	665,673	59,914
IFB Ser. 06-117, Class SA, IO, 4.158s, 2036	447,608	38,619	1,177,703	101,611	989,109	85,340
IFB Ser. 06-121, Class SD, IO, 4.158s, 2036	377,787	32,892	2,284,443	198,897	1,743,942	151,838
IFB Ser. 06-109, Class SG, IO, 4.148s, 2036	549,766	48,350	1,596,405	140,398	1,222,147	107,484
IFB Ser. 06-104, Class IM, IO, 4.138s, 2036	102,265	9,110	342,404	30,501	434,625	38,717
IFB Ser. 06-104, Class SY, IO, 4.138s, 2036	215,369	17,546	722,602	58,870	917,177	74,722
IFB Ser. 06-109, Class SH, IO, 4.138s, 2036	414,790	40,490	1,217,316	118,828	955,819	93,302
IFB Ser. 06-111, Class SA, IO, 4.138s, 2036	3,301,772	309,563	--	--	--	--
IFB Ser. 05-122, Class SG, IO, 4.118s, 2035	103,759	9,343	1,007,719	90,743	784,480	70,641
IFB Ser. 06-8, Class JH, IO, 4.118s, 2036	681,819	64,994	3,503,015	333,925	2,948,813	281,096
IFB Ser. 06-8, Class PS, IO, 4.118s, 2036	233,970	23,118	--	--	--	--
IFB Ser. 06-43, Class SI, IO, 4.118s, 2036	616,967	51,836	2,874,012	241,466	2,481,820	208,515
IFB Ser. 06-44, Class IS, IO, 4.118s, 2036	370,450	29,216	1,006,171	79,354	1,146,153	90,394
IFB Ser. 06-45, Class XS, IO, 4.118s, 2034	396,738	32,815	--	--	--	--
Ser. 06-104, Class SG, IO, 4.118s, 2036	630,133	49,106	1,593,703	124,197	1,952,789	152,180
IFB Ser. 06-128, Class SC, IO, 4.118s, 2037	825,784	71,909	3,706,333	322,747	2,904,789	252,949
IFB Ser. 07-W6, Class 4A2, IO, 4.118s, 2037	669,698	57,843	4,734,301	408,913	3,805,060	328,652
IFB Ser. 05-95, Class OI, IO, 4.108s, 2035	--	--	117,876	11,239	118,706	11,318
IFB Ser. 06-92, Class JI, IO, 4.098s, 2036	256,843	22,566	647,582	56,897	841,267	73,914
IFB Ser. 06-92, Class LI, IO, 4.098s, 2036	440,780	38,766	1,158,035	101,846	972,402	85,520
IFB Ser. 06-96, Class ES, IO, 4.098s, 2036	246,476	21,305	1,490,026	128,796	1,136,663	98,252
IFB Ser. 06-99, Class AS, IO, 4.098s, 2036	352,620	31,469	902,270	80,522	1,129,792	100,827
IFB Ser. 06-85, Class TS, IO, 4.078s, 2036	288,059	23,226	1,091,907	88,040	1,282,689	103,423
IFB Ser. 06-61, Class SE, IO, 4.068s, 2036	375,278	27,792	1,181,410	87,490	1,318,853	97,669
IFB Ser. 07-75, Class PI, IO, 4.058s, 2037	308,085	25,116	1,443,040	117,640	1,238,536	100,969
IFB Ser. 07-76, Class SA, IO, 4.058s, 2037	498,935	37,996	1,196,485	91,118	1,196,485	91,118
IFB Ser. 07-W7, Class 2A2, IO, 4.048s, 2037	783,648	65,315	3,212,957	267,790	2,747,489	228,995
IFB Ser. 07-88, Class MI, IO, 4.038s, 2037	136,424	9,982	742,656	54,337	656,539	48,036
IFB Ser. 03-124, Class ST, IO, 4.018s, 2034	115,100	7,740	--	--	--	--
Ser. 06-94, Class NI, IO, 4.018s, 2036	313,146	23,869	781,859	59,597	958,213	73,039
IFB Ser. 07-1, Class NI, IO, 4.018s, 2037	1,053,584	81,964	2,949,224	229,436	2,527,791	196,650
IFB Ser. 07-15, Class NI, IO, 4.018s, 2022	158,111	12,210	1,976,382	152,631	1,502,051	115,999
IFB Ser. 07-103, Class AI, IO, 4.018s, 2037	1,046,556	88,446	5,368,223	453,676	4,524,461	382,369
IFB Ser. 07-116, Class IA, IO, 4.018s, 2037	870,781	70,809	4,504,597	366,300	3,957,141	321,783
IFB Ser. 08-10, Class AI, IO, 4.018s, 2038	918,817	51,335	--	--	--	--
IFB Ser. 07-106, Class SM, IO, 3.978s, 2037	376,167	28,853	--	--	--	--
IFB Ser. 06-79, Class SH, IO, 3.968s, 2036	941,559	84,107	--	--	--	--
IFB Ser. 07-88, Class JI, IO, 3.968s, 2037	--	--	997,022	83,571	1,004,138	84,168
IFB Ser. 07-109, Class XI, IO, 3.968s, 2037	195,490	16,242	879,705	73,089	781,960	64,968
IFB Ser. 07-109, Class YI, IO, 3.968s, 2037	237,418	17,969	1,213,366	91,833	1,023,807	77,486
IFB Ser. 07-W8, Class 2A2, IO, 3.968s, 2037	504,340	40,498	2,392,234	192,092	2,024,123	162,534
IFB Ser. 08-3, Class SC, IO, 3.968s, 2038	354,498	27,958	1,354,515	106,827	889,664	70,165
IFB Ser. 07-30, Class JS, IO, 3.958s, 2037	792,636	66,365	2,082,994	174,402	1,749,208	146,455
IFB Ser. 07-30, Class LI, IO, 3.958s, 2037	1,304,395	112,359	3,815,050	328,623	2,956,165	254,640
IFB Ser. 07-54, Class KI, IO, 3.958s, 2037	167,940	12,376	617,181	45,482	520,616	38,366
IFB Ser. 07-W2, Class 1A2, IO, 3.948s, 2037	104,014	8,623	1,037,327	85,993	893,957	74,108
IFB Ser. 07-54, Class IA, IO, 3.928s, 2037	224,766	19,109	1,103,313	93,801	924,928	78,635
IFB Ser. 07-54, Class IB, IO, 3.928s, 2037	224,766	19,109	1,103,313	93,801	924,928	78,635
IFB Ser. 07-54, Class IC, IO, 3.928s, 2037	224,766	19,109	1,103,313	93,801	924,928	78,635
IFB Ser. 07-54, Class ID, IO, 3.928s, 2037	224,766	19,109	1,103,313	93,801	924,928	78,635
IFB Ser. 07-54, Class IE, IO, 3.928s, 2037	224,766	19,109	1,103,313	93,801	924,928	78,635
IFB Ser. 07-54, Class IF, IO, 3.928s, 2037	333,580	28,184	1,642,037	138,734	1,375,351	116,202
IFB Ser. 07-54, Class NI, IO, 3.928s, 2037	107,110	8,708	1,044,795	84,946	927,350	75,397

IFB Ser. 07-54, Class UI, IO, 3.928s, 2037	151,017	13,436	1,506,468	134,030	1,232,228	109,631
IFB Ser. 07-106, Class SN, IO, 3.928s, 2037	294,533	22,093	1,430,332	107,289	1,206,055	90,466
IFB Ser. 07-91, Class AS, IO, 3.918s, 2037	202,784	15,412	955,594	72,626	813,825	61,852
IFB Ser. 07-91, Class HS, IO, 3.918s, 2037	105,967	7,749	1,020,722	74,640	864,942	63,249
IFB Ser. 07-109, Class AI, IO, 3.918s, 2037	--	--	6,468,278	517,929	5,402,559	432,595
IFB Ser. 06-115, Class JI, IO, 3.898s, 2036	1,108,666	93,137	3,210,166	269,679	2,523,455	211,990
IFB Ser. 06-123, Class BI, IO, 3.898s, 2037	1,987,554	163,072	5,780,468	474,266	4,546,529	373,026
IFB Ser. 07-15, Class CI, IO, 3.898s, 2037	1,521,436	127,746	4,419,004	371,036	3,478,791	292,092
IFB Ser. 07-109, Class PI, IO, 3.868s, 2037	146,956	11,242	1,433,788	109,679	1,272,330	97,328
IFB Ser. 06-123, Class LI, IO, 3.838s, 2037	737,051	59,086	2,136,620	171,284	1,681,139	134,770
IFB Ser. 07-116, Class BI, IO, 3.768s, 2037	809,418	55,802	4,184,230	288,464	3,674,987	253,356
IFB Ser. 08-1, Class AI, IO, 3.768s, 2037	1,187,425	90,622	6,221,676	474,827	5,213,447	397,881
IFB Ser. 08-1, Class NI, IO, 3.768s, 2037	493,627	33,663	2,402,572	163,843	2,012,105	137,216
IFB Ser. 08-10, Class GI, IO, 3.748s, 2038	--	--	983,318	69,875	990,020	70,351
IFB Ser. 08-13, Class SA, IO, 3.738s, 2038	1,969,619	141,015	232,894	16,674	173,007	12,386
IFB Ser. 08-1, Class HI, IO, 3.718s, 2037	555,911	41,095	2,908,812	215,028	2,437,455	180,184
IFB Ser. 07-39, Class AI, IO, 3.638s, 2037	373,291	26,877	1,896,632	136,558	1,596,619	114,957
IFB Ser. 07-32, Class SD, IO, 3.628s, 2037	261,223	18,214	1,293,925	90,221	1,086,688	75,771
IFB Ser. 05-74, Class SE, IO, 3.618s, 2035	1,732,906	105,328	2,352,799	143,005	2,150,762	130,725
IFB Ser. 05-82, Class SI, IO, 3.618s, 2035	741,479	46,319	2,525,927	157,791	2,432,176	151,934
IFB Ser. 07-1, Class CI, IO, 3.618s, 2037	253,537	18,764	1,248,372	92,392	1,046,046	77,418
IFB Ser. 07-30, Class UI, IO, 3.618s, 2037	219,587	16,575	1,077,895	81,362	903,620	68,208
IFB Ser. 07-32, Class SC, IO, 3.618s, 2037	343,073	25,079	1,713,623	125,269	1,438,468	105,155
IFB Ser. 05-74, Class NI, IO, 3.598s, 2035	430,874	33,391	--	--	--	--
IFB Ser. 05-14, Class SE, IO, 3.568s, 2035	275,163	17,155	1,497,401	93,356	1,322,624	82,460
IFB Ser. 05-58, Class IK, IO, 3.518s, 2035	266,814	22,793	923,305	78,876	891,214	76,135
IFB Ser. 08-1, Class BI, IO, 3.428s, 2038	1,100,101	61,758	5,985,426	336,010	5,286,571	296,778
IFB Ser. 07-75, Class ID, IO, 3.388s, 2037	141,388	9,583	1,326,797	89,931	1,066,494	72,287
FRB Ser. 07-114, Class A1, 2.683s, 2037	298,396	298,277	--	--	--	--
Ser. 03-W12, Class 2, IO, 2.218s, 2043	989,137	62,458	1,970,908	124,451	1,621,158	102,367
Ser. 03-W10, Class 3, IO, 1.935s, 2043	305,592	17,051	1,254,695	70,009	978,905	54,621
Ser. 03-W10, Class 1, IO, 1.923s, 2043	870,720	47,715	4,162,179	228,087	6,057,215	331,935
Ser. 03-W8, Class 12, IO, 1.636s, 2042	1,340,859	69,706	4,757,856	247,342	3,663,385	190,445
FRB Ser. 03-W17, Class 12, IO, 1.15s, 2033	--	--	1,559,401	56,524	1,497,108	54,266
Ser. 03-T2, Class 2, IO, 0.812s, 2042	637,798	17,226	6,138,806	165,801	4,364,930	117,891
Ser. 03-W6, Class 51, IO, 0.676s, 2042	424,864	8,393	1,900,451	37,541	1,505,125	29,732
Ser. 06-W3, Class 1AS, IO, 0.662s, 2046	1,412,192	84,889	4,139,629	248,838	4,146,092	249,227
Ser. 01-T12, Class IO, 0.565s, 2041	2,300,402	37,183	1,153,849	18,651	767,814	12,411
Ser. 03-W2, Class 1, IO, 0.468s, 2042	306,369	4,242	10,756,971	148,935	8,612,385	119,242
Ser. 02-T4, IO, 0.45s, 2041	6,187,339	74,602	6,503,321	78,412	4,112,333	49,583
Ser. 01-50, Class B1, IO, 0.449s, 2041	2,900,451	30,526	2,050,893	21,584	1,373,074	14,451
Ser. 02-T1, Class IO, IO, 0.422s, 2031	1,075,118	12,916	1,335,019	16,038	847,703	10,184
Ser. 03-W6, Class 3, IO, 0.366s, 2042	591,667	6,455	2,646,245	28,869	2,095,922	22,865
Ser. 03-W6, Class 23, IO, 0.352s, 2042	621,467	7,397	2,779,007	33,075	2,200,929	26,195
Ser. 02-W8, Class 1, IO, 0.346s, 2042	1,198,617	11,999	--	--	--	--
Ser. 01-79, Class BI, IO, 0.335s, 2045	1,033,520	9,444	7,043,836	64,361	5,008,597	45,765
Ser. 03-34, Class P1, Principal Only (PO), zero %, 2043	35,681	23,204	--	--	--	--
Ser. 04-38, Class AO, PO, zero %, 2034	307,303	220,911	854,516	614,287	793,191	570,202
Ser. 04-61, Class CO, PO, zero %, 2031	215,408	179,668	651,771	543,631	584,283	487,341
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	103,111	90,326	99,524	87,184
FRB Ser. 05-57, Class UL, zero %, 2035	139,884	130,581	483,099	450,971	466,613	435,581
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	136,059	153,319	130,886	147,489
FRB Ser. 05-65, Class ER, zero %, 2035	159,947	145,256	543,062	493,182	522,831	474,810
FRB Ser. 05-79, Class FE, zero %, 2035	35,889	36,190	--	--	--	--
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	54,288	54,825	52,592	53,112
FRB Ser. 05-91, Class EF, zero %, 2035	86,940	75,658	--	--	--	--
FRB Ser. 05-117, Class GF, zero %, 2036	105,830	88,643	117,652	98,545	103,016	86,286
FRB Ser. 06-1, Class HF, zero %, 2032	--	--	46,142	43,607	70,234	66,375
Ser. 06-16, Class OG, PO, zero %, 2036	--	--	85,093	60,590	92,828	66,098
Ser. 06-46, Class OC, PO, zero %, 2036	--	--	90,625	66,425	--	--
FRB Ser. 06-54, Class CF, zero %, 2035	--	--	--	--	46,022	41,127
Ser. 06-56, Class XF, zero %, 2036	--	--	73,445	68,392	73,445	68,392
IFB Ser. 06-75, Class FY, zero %, 2036	--	--	206,515	208,018	162,024	163,204
Ser. 06-84, Class OT, PO, zero %, 2036	--	--	74,041	54,674	74,041	54,674
FRB Ser. 06-104, Class EK, zero %, 2036	56,098	54,665	74,049	72,158	101,537	98,944
FRB Ser. 06-115, Class SN, zero %, 2036	82,736	81,930	456,704	452,253	389,688	385,889
Ser. 06-116, Class OD, PO, zero %, 2036	--	--	93,454	67,474	--	--
Ser. 06-117, Class OA, PO, zero %, 2036	--	--	127,079	91,328	110,890	79,694
Ser. 06-125, Class MO, PO, zero %, 2037	--	--	377,163	283,351	291,519	219,009
Ser. 06-125, Class OX, PO, zero %, 2037	--	--	87,461	61,346	84,913	59,559
Ser. 07-14, Class KO, PO, zero %, 2037	--	--	244,907	182,105	189,910	141,212
Ser. 07-15, Class IM, IO, zero %, 2009	384,756	3,396	1,115,284	9,843	942,398	8,317
Ser. 07-16, Class TS, IO, zero %, 2009 (F)	1,519,535	11,048	4,449,767	32,351	3,792,558	27,573
Ser. 07-31, Class TS, IO, zero %, 2009	948,958	9,124	2,750,996	26,451	2,323,227	22,338
Ser. 07-47, Class B0, PO, zero %, 2037	--	--	94,365	70,923	127,188	95,592
Ser. 07-64, Class LO, PO, zero %, 2037	--	--	801,193	619,475	669,138	517,371
FRB Ser. 07-76, Class SF, zero %, 2037	89,212	88,025	99,917	98,588	--	--
Ser. 08-9, PO, zero %, 2038	--	--	98,482	72,970	107,951	79,987
Ser. 08-33, PO, zero %, 2038	195,774	136,752	135,084	94,359	147,809	103,247
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	15,344	16,495	39,084	42,015	38,505	41,392
Ser. T-42, Class A5, 7 1/2s, 2042	97,975	104,617	229,877	245,459	385,468	411,596
Ser. T-51, Class 2A, 7 1/2s, 2042	100,924	107,307	222,449	236,516	258,380	274,719
Ser. T-58, Class 4A, 7 1/2s, 2043	465,185	496,735	151,191	161,445	83,210	88,854
Ser. T-41, Class 2A, 7s, 2032	11,687	12,270	71,641	75,214	63,693	66,871
Ser. T-58, Class 3A, 7s, 2043	18,819	19,854	17,039	17,976	--	--
Ser. T-60, Class 1A2, 7s, 2044	119,587	126,318	731,395	772,557	735,710	777,115
IFB Ser. T-56, Class 2ASI, IO, 5.618s, 2043	151,625	17,103	680,966	76,813	541,339	61,063
Ser. T-56, Class A, IO, 0.524s, 2043	560,882	8,968	1,970,179	31,500	1,571,387	25,124
Ser. T-56, Class 3, IO, 0.367s, 2043	521,921	6,693	1,733,325	22,228	1,416,043	18,159
Ser. T-56, Class 1, IO, 0.282s, 2043	672,725	5,658	2,234,524	18,795	1,825,264	15,352
Ser. T-56, Class 2, IO, 0.031s, 2043	614,453	1,817	2,040,402	6,034	1,666,853	4,929
FFCA Secured Lending Corp. Ser. 99-1A, Class C1,
7.59s, 2025	100,000	75,000	--	--	--	--
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	102,002	101,758	347,118	346,290	183,447	183,009
Ser. 00-1, Class X, IO, 1.33s, 2020	398,207	20,272	1,539,554	78,375	983,930	50,090
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.749s, 2035 (F)	413,275	334,973	1,136,234	920,954	809,649	656,246
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.945s, 2033	--	--	6,467,529	215,663	5,760,520	192,087
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	610,463	538,000	566,257
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	64,964	185,000	169,272	288,000	263,515
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035 (F)	--	--	717,000	689,719	703,000	676,252
Freddie Mac
IFB Ser. 3360, Class SB, 28.87s, 2037	--	--	464,488	612,035	371,590	489,628
IFB Ser. 3339, Class WS, 28.061s, 2037	--	--	554,347	737,073	460,887	612,806
IFB Ser. 3339, Class JS, 26.772s, 2037	--	--	483,395	602,853	402,116	501,489
IFB Ser. 3153, Class SQ, 24.712s, 2036	412,901	509,584	--	--	--	--
IFB Ser. 3202, Class PS, 24.412s, 2036	--	--	262,086	325,509	443,177	550,423
IFB Ser. 3331, Class SE, 24.173s, 2037	--	--	399,319	475,513	346,376	412,468
IFB Ser. 3349, Class SA, 24.173s, 2037	--	--	1,634,837	1,993,766	1,417,798	1,729,076
IFB Ser. 3153, Class SX, 20.894s, 2036	254,460	302,697	219,656	261,294	--	--
IFB Ser. 3202, Class HM, 20.894s, 2036	--	--	170,268	202,709	255,003	303,587
IFB Ser. 3153, Class JS, 20.744s, 2036	90,909	106,834	84,585	99,402	79,051	92,899
IFB Ser. 3182, Class PS, 18.715s, 2032	76,172	90,756	444,847	530,016	443,323	528,201
IFB Ser. 3182, Class SP, 18.715s, 2032	210,760	230,567	--	--	--	--
IFB Ser. 3393, Class JS, 18.138s, 2032	304,999	309,076	--	--	--	--
IFB Ser. 3081, Class DC, 18.039s, 2035	152,476	170,669	291,228	325,977	291,228	325,977
IFB Ser. 3211, Class SI, IO, 17.275s, 2036	198,754	79,348	--	--	--	--
IFB Ser. 3114, Class GK, 16.515s, 2036	--	--	183,431	202,349	201,130	221,874
IFB Ser. 3360, Class SC, 16.483s, 2037	--	--	917,857	957,826	705,194	735,903
IFB Ser. 3408, Class EK, 15.849s, 2037	111,859	117,544	2,314,612	2,432,263	1,925,497	2,023,369
IFB Ser. 2976, Class KL, 15.322s, 2035	162,238	176,684	518,064	564,193	496,903	541,147
IFB Ser. 2979, Class AS, 15.212s, 2034	--	--	127,465	134,965	128,189	135,732
IFB Ser. 2990, Class DP, 15.212s, 2034	74,458	80,417	440,794	476,070	425,158	459,183
IFB Ser. 3153, Class UT, 14.955s, 2036	162,412	170,580	133,178	139,876	--	--
IFB Ser. 3012, Class ST, 13.064s, 2035	76,503	77,721	--	--	--	--
IFB Ser. 3149, Class SU, 12.867s, 2036	--	--	401,232	408,838	336,620	343,001
IFB Ser. 3065, Class DC, 12.446s, 2035	164,605	166,721	468,923	474,953	470,529	476,579
IFB Ser. 3226, Class TY, 11.584s, 2036	111,836	116,195	--	--	--	--
IFB Ser. 3012, Class FS, 10.697s, 2035	79,021	78,413	76,719	76,129	76,719	76,129
IFB Ser. 2990, Class WP, 10.652s, 2035	65,574	67,029	309,507	316,376	299,015	305,651
IFB Ser. 2990, Class LB, 10.629s, 2034	159,836	157,243	542,357	533,559	519,080	510,660
IFB Ser. 3031, Class BS, 10.547s, 2035	187,143	185,133	--	--	--	--
IFB Ser. 2927, Class SI, IO, 6.029s, 2035	197,831	26,970	703,665	95,928	675,826	92,133
IFB Ser. 2828, Class GI, IO, 5.029s, 2034	228,218	25,889	748,176	84,872	747,326	84,775
IFB Ser. 3184, Class SP, IO, 4.879s, 2033	176,145	16,481	1,661,402	155,452	1,334,765	124,889
IFB Ser. 2869, Class SH, IO, 4.829s, 2034	110,896	8,633	382,378	29,767	367,217	28,587
IFB Ser. 2869, Class JS, IO, 4.779s, 2034	506,414	40,292	1,660,199	132,091	1,658,312	131,941
IFB Ser. 2882, Class LS, IO, 4.729s, 2034	208,828	22,190	1,134,492	120,553	1,002,254	106,502
IFB Ser. 3203, Class SH, IO, 4.669s, 2036	99,361	11,206	938,767	105,870	754,352	85,073
IFB Ser. 2594, Class SE, IO, 4.579s, 2030	231,656	16,535	--	--	--	--
IFB Ser. 2815, Class PT, IO, 4.579s, 2032	232,063	20,512	824,592	72,884	791,899	69,994
IFB Ser. 2828, Class TI, IO, 4.579s, 2030	133,089	11,823	405,290	36,003	406,494	36,110
IFB Ser. 3397, Class GS, IO, 4.529s, 2037	190,521	15,510	917,717	74,710	788,915	64,225
IFB Ser. 3297, Class BI, IO, 4.289s, 2037	1,259,824	121,624	3,310,658	319,613	2,780,390	268,420
IFB Ser. 2922, Class SE, IO, 4.279s, 2035	287,359	23,155	1,000,265	80,599	958,997	77,274
IFB Ser. 3028, Class ES, IO, 4.279s, 2035	669,284	62,633	2,137,241	200,008	2,145,713	200,801
IFB Ser. 3249, Class SI, IO, 4.279s, 2036	275,026	26,820	550,052	53,641	458,376	44,700
IFB Ser. 3281, Class BI, IO, 4.279s, 2037	261,562	24,392	636,187	59,328	534,094	49,807
IFB Ser. 3281, Class CI, IO, 4.279s, 2037	203,809	16,756	948,370	77,970	819,345	67,362
IFB Ser. 3287, Class SD, IO, 4.279s, 2037	526,554	46,206	1,533,694	134,585	1,201,045	105,394
IFB Ser. 3045, Class DI, IO, 4.259s, 2035	327,683	25,900	2,410,143	190,499	3,597,821	284,374
IFB Ser. 2927, Class ES, IO, 4.229s, 2035	155,529	13,532	551,367	47,973	529,733	46,091
IFB Ser. 2950, Class SM, IO, 4.229s, 2016	226,946	18,398	1,272,123	103,126	1,166,682	94,578
IFB Ser. 3107, Class DC, IO, 4.229s, 2035	353,280	33,966	2,096,728	201,590	2,311,483	222,238
IFB Ser. 3118, Class SD, IO, 4.229s, 2036	465,898	31,776	1,622,002	110,626	1,554,977	106,054
IFB Ser. 3136, Class NS, IO, 4.229s, 2036	1,029,677	85,166	1,390,463	115,007	1,551,699	128,343
IFB Ser. 3236, Class ES, IO, 4.229s, 2036	388,864	31,833	1,003,848	82,177	1,135,295	92,938
IFB Ser. 3031, Class BI, IO, 4.219s, 2035	147,132	15,339	413,442	43,103	414,913	43,256
IFB Ser. 3256, Class S, IO, 4.219s, 2036	192,126	18,332	1,807,344	172,449	1,451,996	138,543
IFB Ser. 3370, Class TS, IO, 4.199s, 2037	1,110,275	84,962	272,955	20,887	169,018	12,934
IFB Ser. 3244, Class SB, IO, 4.189s, 2036	349,992	31,623	919,785	83,106	772,687	69,815
IFB Ser. 3244, Class SG, IO, 4.189s, 2036	407,396	37,857	1,070,411	99,468	898,666	83,509
IFB Ser. 2962, Class BS, IO, 4.179s, 2035	676,140	53,059	2,369,224	185,922	2,256,973	177,113
IFB Ser. 3033, Class SG, IO, 4.179s, 2035	398,983	34,759	--	--	--	--
IFB Ser. 3114, Class TS, IO, 4.179s, 2030	803,572	58,577	2,602,082	189,680	2,622,312	191,154
IFB Ser. 3236, Class IS, IO, 4.179s, 2036	635,305	55,783	1,670,499	146,677	1,402,026	123,104
IFB Ser. 2990, Class LI, IO, 4.159s, 2034	228,633	21,800	808,328	77,074	773,664	73,769
IFB Ser. 3128, Class JI, IO, 4.159s, 2036	556,700	51,977	1,524,169	142,306	1,727,237	161,266
IFB Ser. 3065, Class DI, IO, 4.149s, 2035	76,599	7,832	324,012	33,130	325,544	33,287
IFB Ser. 3153, Class JI, IO, 4.149s, 2036	350,674	27,615	1,668,237	131,372	1,412,832	111,259
IFB Ser. 3229, Class BI, IO, 4.149s, 2036	82,793	6,719	276,511	22,441	351,266	28,507
IFB Ser. 3240, Class S, IO, 4.149s, 2036	1,279,330	114,849	3,728,574	334,725	2,937,409	263,699
IFB Ser. 3114, Class GI, IO, 4.129s, 2036	154,724	16,352	437,869	46,277	481,965	50,937
IFB Ser. 3145, Class GI, IO, 4.129s, 2036	457,082	44,710	1,251,458	122,413	1,418,529	138,756
IFB Ser. 3339, Class JI, IO, 4.119s, 2037	1,131,059	84,247	3,166,453	235,852	2,714,713	202,205
IFB Ser. 3218, Class AS, IO, 4.109s, 2036	125,059	10,589	1,193,604	101,066	1,001,266	84,780
IFB Ser. 3221, Class SI, IO, 4.109s, 2036	513,512	43,810	1,349,848	115,162	1,133,049	96,666

IFB Ser. 3153, Class UI, IO, 4.099s, 2036	2,225,410	229,722	494,719	51,068	2,922,963	301,729
IFB Ser. 3202, Class PI, IO, 4.069s, 2036	1,412,054	122,283	3,711,991	321,456	3,116,758	269,909
IFB Ser. 3201, Class SG, IO, 4.029s, 2036	648,435	55,899	1,705,827	147,054	1,432,453	123,487
IFB Ser. 3203, Class SE, IO, 4.029s, 2036	585,671	49,516	1,538,270	130,053	1,292,084	109,239
IFB Ser. 3355, Class MI, IO, 4.029s, 2037	215,653	17,308	1,009,289	81,006	866,103	69,514
IFB Ser. 3238, Class LI, IO, 4.019s, 2036	605,480	51,339	--	--	--	--
IFB Ser. 3171, Class PS, IO, 4.014s, 2036	323,376	26,722	1,552,203	128,264	1,311,981	108,414
IFB Ser. 3152, Class SY, IO, 4.009s, 2036	418,711	38,851	1,168,233	108,396	1,282,500	118,999
IFB Ser. 3199, Class S, IO, 3.979s, 2036	292,709	24,906	773,763	65,837	1,131,699	96,293
IFB Ser. 3260, Class SA, IO, 3.979s, 2037	298,566	21,360	1,119,621	80,099	895,697	64,079
IFB Ser. 3284, Class BI, IO, 3.979s, 2037	400,264	32,583	1,052,196	85,653	883,845	71,949
IFB Ser. 3366, Class SA, IO, 3.979s, 2037	1,116,231	93,098	--	--	--	--
IFB Ser. 3284, Class LI, IO, 3.969s, 2037	1,635,241	137,608	5,007,820	421,415	3,894,971	327,767
IFB Ser. 3281, Class AI, IO, 3.959s, 2037	1,551,037	132,327	4,504,979	384,342	3,546,473	302,567
IFB Ser. 3012, Class UI, IO, 3.949s, 2035	92,410	7,492	--	--	--	--
IFB Ser. 3311, Class EI, IO, 3.939s, 2037	121,126	9,616	1,179,331	93,627	1,046,938	83,116
IFB Ser. 3311, Class IA, IO, 3.939s, 2037	319,984	27,900	1,563,765	136,349	1,309,766	114,202
IFB Ser. 3311, Class IB, IO, 3.939s, 2037	319,984	27,900	1,563,765	136,349	1,309,766	114,202
IFB Ser. 3311, Class IC, IO, 3.939s, 2037	319,984	27,900	1,563,765	136,349	1,309,766	114,202
IFB Ser. 3311, Class ID, IO, 3.939s, 2037	319,984	27,900	1,563,765	136,349	1,309,766	114,202
IFB Ser. 3311, Class IE, IO, 3.939s, 2037	319,984	27,900	2,316,722	202,001	1,922,617	167,638
IFB Ser. 3375, Class MS, IO, 3.929s, 2037	567,102	43,722	--	--	--	--
IFB Ser. 3240, Class GS, IO, 3.909s, 2036	775,391	64,190	2,235,437	185,059	1,765,253	146,135
IFB Ser. 3416, Class BI, IO, 3.779s, 2038	2,340,475	187,728	--	--	--	--
IFB Ser. 3339, Class TI, IO, 3.669s, 2037	218,074	16,709	2,056,124	157,541	1,652,046	126,581
IFB Ser. 3284, Class CI, IO, 3.649s, 2037	1,179,134	88,517	3,440,308	258,262	2,697,663	202,512
IFB Ser. 3016, Class SQ, IO, 3.639s, 2035	262,484	15,363	794,546	46,505	878,386	51,412
IFB Ser. 3012, Class WI, IO, 3.629s, 2035	153,903	12,188	--	--	--	--
IFB Ser. 3012, Class IG, IO, 3.609s, 2035	357,310	26,794	--	--	--	--
IFB Ser. 3424, Class UI, IO, 3.289s, 2037	826,682	53,712	--	--	--	--
Ser. 239, PO, zero %, 2036	263,707	196,614	1,986,183	1,480,855	1,982,372	1,478,013
Ser. 246, PO, zero %, 2037	106,918	80,959	1,473,177	1,115,503	1,154,873	874,480
Ser. 1208, Class F, PO, zero %, 2022	7,180	6,153	--	--	--	--
Ser. 2587, Class CO, PO, zero %, 2032	97,830	77,310	1,226,784	969,462	961,666	759,953
FRB Ser. 3003, Class XF, zero %, 2035	126,042	114,738	448,708	408,466	432,953	394,124
FRB Ser. 3036, Class AS, zero %, 2035	--	--	79,958	74,473	--	--
FRB Ser. 3112, Class XM, zero %, 2034	41,381	38,274	--	--	--	--
FRB Ser. 3117, Class AF, zero %, 2036	--	--	78,215	78,572	--	--
FRB Ser. 3130, Class JF, zero %, 2036	82,945	79,407	--	--	--	--
Ser. 3139, Class CO, PO, zero %, 2036	--	--	324,725	235,022	258,625	187,182
FRB Ser. 3147, Class SF, zero %, 2036	--	--	646,061	606,538	482,281	452,777
Ser. 3206, Class EO, PO, zero %, 2036	--	--	75,210	55,550	75,210	55,550
Ser. 3218, Class AO, PO, zero %, 2036	--	--	77,524	58,179	77,524	58,179
FRB Ser. 3231, Class X, zero %, 2036	--	--	105,558	107,546	114,514	116,671
FRB Ser. 3231, Class XB, zero %, 2036	--	--	223,143	222,300	181,304	180,618
FRB Ser. 3241, Class FH, zero %, 2036	144,862	132,810	286,102	262,299	232,503	213,160
Ser. 3252, Class LO, PO, zero %, 2036	--	--	437,589	330,084	284,064	214,276
Ser. 3255, Class CO, PO, zero %, 2036	83,164	60,749	--	--	--	--
FRB Ser. 3263, Class TA, zero %, 2037	--	--	132,754	141,028	107,548	114,250
Ser. 3274, Class MO, PO, zero %, 2037	--	--	88,467	64,199	118,545	86,027
FRB Ser. 3283, Class HF, zero %, 2036	--	--	59,493	60,407	--	--
Ser. 3292, Class DO, PO, zero %, 2037	--	--	187,697	135,128	149,491	107,622
Ser. 3292, Class OA, PO, zero %, 2037	--	--	88,100	62,723	88,100	62,723
Ser. 3296, Class OK, PO, zero %, 2037	--	--	116,604	83,229	90,592	64,663
Ser. 3300, PO, zero %, 2037	--	--	705,657	540,650	604,849	463,414
FRB Ser. 3326, Class WF, zero %, 2035	256,626	229,355	512,354	457,909	534,786	477,957
FRB Ser. 3326, Class XF, zero %, 2037	--	--	503,839	461,372	429,358	393,169
FRB Ser. 3326, Class YF, zero %, 2037	--	--	970,144	987,212	875,545	890,949
FRB Ser. 3327, Class YF, zero %, 2037	214,992	213,420	460,698	457,329	377,449	374,689
FRB Ser. 3349, Class DO, zero %, 2037	--	--	277,253	263,881	233,725	222,452
Ser. 3366, Class AO, PO, zero %, 2037	--	--	92,710	66,445	92,710	66,445
Ser. 3391, PO, zero %, 2037	--	--	91,549	67,013	91,549	67,013
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.096s, 2043	11,710,732	76,664	20,756,799	135,884	19,959,603	130,665
Ser. 05-C3, Class XC, IO, 0.081s, 2045	24,980,289	105,985	48,526,313	205,885	48,901,156	207,475
Ser. 07-C1, Class XC, IO, 0.075s, 2019	25,610,997	145,129	71,595,625	405,709	56,433,412	319,790
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.137s, 2036	56,000	57,287	75,000	76,724	112,000	114,574
Ser. 97-C1, Class X, IO, 1.356s, 2029	382,890	21,971	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.187s, 2043	4,397,559	49,761	18,497,332	209,310	20,090,302	227,335
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	350,039	342,634	306,364	299,883
Ser. 06-C1, Class XC, IO, 0.08s, 2045	19,745,938	110,334	--	--	35,869,958	200,431
Government National Mortgage Association
IFB Ser. 07-26, Class WS, 44.617s, 2037	223,719	351,064	1,300,364	2,040,557	998,869	1,567,444
IFB Ser. 07-38, Class AS, 31.91s, 2037	250,062	333,604	1,083,600	1,445,616	916,892	1,223,214
IFB Ser. 06-34, Class SA, 24.649s, 2036	--	--	97,875	118,170	91,661	110,667
IFB Ser. 07-51, Class SP, 24.589s, 2037	116,988	137,083	224,294	262,822	375,976	440,558
IFB Ser. 07-44, Class SP, 23.468s, 2036	--	--	687,452	843,568	541,940	665,011
IFB Ser. 07-35, Class DK, 19.882s, 2035	--	--	461,000	533,841	375,000	434,252
IFB Ser. 05-66, Class SP, 12.596s, 2035	--	--	284,829	284,685	286,442	286,298
IFB Ser. 05-84, Class SL, 12.596s, 2035	189,270	188,727	--	--	--	--
IFB Ser. 05-7, Class JM, 11.261s, 2034	149,307	154,134	514,634	531,271	496,845	512,906
IFB Ser. 05-84, Class SB, 10.795s, 2035	77,369	75,856	--	--	--	--
IFB Ser. 05-68, Class DP, 10.453s, 2035	107,909	107,845	--	--	--	--
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	359,537	90,265	--	--	--	--
IFB Ser. 08-29, Class SA, IO, 5.298s, 2038	696,554	66,227	--	--	--	--
IFB Ser. 06-61, Class SM, IO, 4.898s, 2036	225,624	17,522	--	--	--	--
IFB Ser. 06-62, Class SI, IO, 4.898s, 2036	458,361	39,102	1,206,026	102,885	1,012,213	86,351
IFB Ser. 06-69, Class SI, IO, 4.898s, 2036	732,119	72,139	--	--	--	--
IFB Ser. 07-1, Class SL, IO, 4.878s, 2037	241,399	21,348	648,160	57,319	508,635	44,981
IFB Ser. 07-1, Class SM, IO, 4.868s, 2037	241,399	21,282	648,160	57,144	508,635	44,843
IFB Ser. 06-62, Class SA, IO, 4.858s, 2036	198,062	16,891	--	--	--	--
IFB Ser. 06-64, Class SB, IO, 4.858s, 2036	197,050	18,121	--	--	--	--
IFB Ser. 05-68, Class PU, IO, 4.818s, 2032	615,646	62,661	--	--	--	--
IFB Ser. 04-26, Class IS, IO, 4.729s, 2034	730,807	46,965	91,876	5,904	69,490	4,466
IFB Ser. 04-59, Class SC, IO, 4.729s, 2034	159,706	16,104	759,532	76,585	643,516	64,887
IFB Ser. 07-47, Class SA, IO, 4.629s, 2036	908,392	89,689	--	--	--	--
IFB Ser. 07-49, Class NY, IO, 4.618s, 2035	1,056,598	92,610	2,559,189	224,312	2,573,545	225,570
IFB Ser. 07-35, Class NY, IO, 4.429s, 2035	630,000	50,176	100,000	7,964	--	--
IFB Ser. 07-36, Class SW, IO, 4.418s, 2035	334,000	25,676	--	--	--	--
IFB Ser. 07-26, Class SG, IO, 4.368s, 2037	673,388	57,182	1,770,358	150,332	1,486,160	126,199
IFB Ser. 07-9, Class BI, IO, 4.338s, 2037	764,385	58,156	3,340,157	254,128	2,866,443	218,087
IFB Ser. 07-26, Class SD, IO, 4.329s, 2037	361,611	27,990	1,772,738	137,217	1,485,599	114,992
IFB Ser. 07-31, Class CI, IO, 4.328s, 2037	153,166	11,075	918,999	66,449	765,832	55,374
IFB Ser. 05-84, Class AS, IO, 4.318s, 2035	897,480	74,428	274,881	22,796	209,644	17,386
IFB Ser. 06-69, Class SA, IO, 4.318s, 2036	1,410,036	116,509	--	--	--	--
IFB Ser. 07-11, Class SA, IO, 4.318s, 2037	101,758	8,317	972,637	79,500	815,760	66,678
IFB Ser. 07-14, Class SB, IO, 4.318s, 2037	194,277	15,909	1,822,495	149,244	1,550,845	126,999
IFB Ser. 07-22, Class S, IO, 4.318s, 2037	375,224	35,041	977,827	91,316	823,433	76,898
IFB Ser. 07-25, Class SA, IO, 4.318s, 2037	251,574	18,143	1,244,312	89,736	1,043,957	75,287
IFB Ser. 07-25, Class SB, IO, 4.318s, 2037	417,282	31,495	2,430,627	183,456	2,038,955	153,894
IFB Ser. 07-51, Class SJ, IO, 4.268s, 2037	251,037	22,323	1,200,363	106,739	1,016,654	90,403
IFB Ser. 07-53, Class SY, IO, 4.253s, 2037	1,672,162	155,401	455,076	42,292	388,267	36,083
IFB Ser. 04-88, Class S, IO, 4.218s, 2032	839,108	51,133	85,675	5,221	62,996	3,839
IFB Ser. 07-58, Class PS, IO, 4.218s, 2037	648,907	51,702	500,280	39,860	3,466,017	276,155
IFB Ser. 07-59, Class PS, IO, 4.188s, 2037	195,527	15,122	938,726	72,603	782,109	60,490
IFB Ser. 07-59, Class SP, IO, 4.188s, 2037	610,901	48,297	4,130,393	326,545	1,564,219	123,666
IFB Ser. 07-48, Class SB, IO, 4.179s, 2037	159,279	10,597	1,517,839	100,983	1,273,514	84,728
IFB Ser. 06-38, Class SG, IO, 4.168s, 2033	742,141	50,848	3,633,090	248,924	3,049,135	208,914
IFB Ser. 07-68, Class PI, IO, 4.168s, 2037	195,714	15,542	1,369,996	108,793	1,076,425	85,480
IFB Ser. 07-53, Class SG, IO, 4.118s, 2037	162,498	10,830	724,738	48,303	613,427	40,884
IFB Ser. 07-74, Class SI, IO, 4.099s, 2037	1,013,111	74,717	127,183	9,380	96,694	7,131
IFB Ser. 07-17, Class AI, IO, 4.079s, 2037	766,283	60,771	4,225,638	335,122	3,517,934	278,996
IFB Ser. 07-53, Class ES, IO, 4.068s, 2037	224,482	12,555	1,079,796	60,390	913,908	51,112
IFB Ser. 07-64, Class AI, IO, 4.068s, 2037	4,080,342	275,433	15,831,728	1,068,681	8,405,505	567,393
IFB Ser. 07-79, Class SY, IO, 4.068s, 2037	456,038	27,993	4,400,769	270,134	3,823,965	234,728
IFB Ser. 08-3, Class SA, IO, 4.068s, 2038	821,042	50,922	2,158,446	133,869	1,813,024	112,445
IFB Ser. 07-78, Class SA, IO, 4.059s, 2037	756,768	51,384	--	--	--	--
IFB Ser. 07-10, Class SB, IO, 4.038s, 2037	3,889,661	293,289	--	--	--	--
IFB Ser. 08-4, Class SA, IO, 4.034s, 2038	2,386,956	146,188	4,964,337	304,039	4,457,717	273,012
IFB Ser. 07-9, Class AI, IO, 4.029s, 2037	444,354	33,057	1,696,913	126,240	1,352,795	100,639
IFB Ser. 08-2, Class SM, IO, 4.029s, 2038	2,447,640	175,741	308,007	22,115	232,695	16,707
IFB Ser. 07-9, Class DI, IO, 4.028s, 2037	387,971	26,510	1,696,819	115,944	1,456,009	99,490
IFB Ser. 07-67, Class SI, IO, 4.028s, 2037	549,236	33,212	7,209,345	435,949	1,989,126	120,282
IFB Ser. 06-26, Class S, IO, 4.018s, 2036	5,302,172	418,646	667,302	52,688	505,794	39,936
IFB Ser. 06-28, Class GI, IO, 4.018s, 2035	288,132	20,472	1,744,412	123,942	1,331,308	94,591
IFB Ser. 07-53, Class SC, IO, 4.018s, 2037	243,468	13,780	1,160,769	65,697	980,316	55,484
IFB Ser. 07-53, Class SE, IO, 4.018s, 2037	162,497	10,438	243,746	15,656	--	--
IFB Ser. 07-57, Class QA, IO, 4.018s, 2037	517,385	31,087	2,500,422	150,239	2,080,965	125,036
IFB Ser. 07-58, Class SA, IO, 4.018s, 2037	1,058,859	66,175	815,321	50,955	5,651,862	353,224
IFB Ser. 07-58, Class SC, IO, 4.018s, 2037	418,710	22,321	1,964,892	104,746	1,680,931	89,608
IFB Ser. 07-61, Class SA, IO, 4.018s, 2037	276,334	18,129	1,341,494	88,007	1,116,819	73,267
IFB Ser. 07-58, Class SD, IO, 4.008s, 2037	342,690	18,014	1,887,858	99,236	1,602,537	84,238
IFB Ser. 07-36, Class SG, IO, 3.988s, 2037	12,729,925	907,007	--	--	--	--
IFB Ser. 07-36, IO, 3.988s, 2037	--	--	2,092,252	150,127	1,791,469	128,545
IFB Ser. 07-59, Class SD, IO, 3.988s, 2037	1,021,852	62,308	6,907,720	421,205	2,615,941	159,510
IFB Ser. 06-49, Class SA, IO, 3.978s, 2036	1,676,129	113,747	--	--	--	--
IFB Ser. 08-40, Class SA, IO, 3.929s, 2038	7,806,929	561,677	1,879,919	135,253	1,657,595	119,257
IFB Ser. 05-71, Class SA, IO, 3.889s, 2035	1,146,978	82,137	135,622	9,712	100,748	7,215
IFB Ser. 05-65, Class SI, IO, 3.868s, 2035	143,629	10,878	925,015	70,060	929,743	70,418
IFB Ser. 06-16, Class SX, IO, 3.808s, 2036	1,857,651	133,855	233,588	16,831	176,849	12,743
IFB Ser. 07-17, Class IC, IO, 3.779s, 2037	801,681	54,158	2,349,184	158,700	1,789,030	120,859
IFB Ser. 05-57, Class PS, IO, 3.768s, 2035	1,149,103	80,310	--	--	--	--
IFB Ser. 06-14, Class S, IO, 3.768s, 2036	307,011	21,050	1,473,651	101,042	1,247,804	85,557
IFB Ser. 07-17, Class IB, IO, 3.768s, 2037	156,370	10,314	938,224	61,882	781,853	51,569
IFB Ser. 06-11, Class ST, IO, 3.758s, 2036	193,194	12,998	923,365	62,122	782,326	52,633
IFB Ser. 07-21, Class S, IO, 3.729s, 2037	407,334	24,909	2,014,632	123,195	1,695,458	103,677
IFB Ser. 07-25, Class KS, IO, 3.729s, 2037	336,303	25,701	671,680	51,330	490,095	37,454
IFB Ser. 07-1, Class S, IO, 3.718s, 2037	763,695	44,651	2,010,179	117,529	1,686,884	98,627
IFB Ser. 07-3, Class SA, IO, 3.718s, 2037	729,480	42,511	1,919,456	111,858	1,611,024	93,884
IFB Ser. 07-7, Class EI, IO, 3.718s, 2037	680,018	39,580	1,681,337	97,862	1,353,432	78,777
IFB Ser. 07-7, Class JI, IO, 3.718s, 2037	272,925	18,027	2,595,687	171,447	2,177,589	143,831
IFB Ser. 07-8, Class SA, IO, 3.718s, 2037	525,783	34,018	1,541,790	99,754	1,174,334	75,979
IFB Ser. 07-9, Class CI, IO, 3.718s, 2037	506,165	29,945	2,211,769	130,852	1,897,932	112,285
IFB Ser. 07-19, Class SJ, IO, 3.718s, 2037	307,200	17,903	1,516,064	88,355	1,272,371	74,153
IFB Ser. 07-23, Class ST, IO, 3.718s, 2037	207,794	11,645	1,983,487	111,153	1,663,862	93,241
IFB Ser. 07-27, Class SD, IO, 3.718s, 2037	344,696	19,933	900,538	52,075	755,795	43,705
IFB Ser. 07-31, Class AI, IO, 3.709s, 2037	246,032	22,616	1,190,264	109,410	1,023,076	94,042
IFB Ser. 05-17, Class S, IO, 3.698s, 2035	944,268	66,693	119,011	8,406	89,957	6,354
IFB Ser. 07-62, Class S, IO, 3.679s, 2037	1,145,276	70,506	144,628	8,904	109,375	6,733
IFB Ser. 07-43, Class SC, IO, 3.629s, 2037	158,729	9,308	1,480,169	86,799	1,207,280	70,796
IFB Ser. 05-3, Class SN, IO, 3.618s, 2035	2,664,939	168,537	213,480	13,501	154,519	9,772
IFB Ser. 04-41, Class SG, IO, 3.518s, 2034	2,679,931	109,040	337,584	13,735	255,133	10,381
IFB Ser. 07-73, Class MI, IO, 3.518s, 2037	--	--	7,481,255	367,644	2,866,519	140,866
IFB Ser. 07-67, Class EI, IO, 0.02s, 2037	--	--	3,887,537	1,812	1,473,702	687
IFB Ser. 07-67, Class GI, IO, 0.02s, 2037	1,190,012	553	11,383,046	5,293	4,314,721	2,006
FRB Ser. 98-2, Class EA, PO, zero %, 2028	15,202	12,685	2,900	2,420	--	--
Ser. 99-31, Class MP, PO, zero %, 2029	11,831	10,398	55,894	49,125	27,947	24,563
FRB Ser. 07-6, Class TD, zero %, 2037	419,475	375,364	--	--	--	--
FRB Ser. 07-22, Class TA, zero %, 2037	145,761	152,493	149,701	156,614	128,690	134,633
FRB Ser. 07-33, Class TB, zero %, 2037	505,014	450,295	--	--	--	--
FRB Ser. 07-35, Class UF, zero %, 2037	90,646	92,175	188,777	191,961	155,512	158,135
FRB Ser. 07-49, Class UF, zero %, 2037	66,111	63,393	126,861	121,646	106,016	101,657

FRB Ser. 07-73, Class KI, IO, zero %, 2037	--	--	5,755,126	157,856	2,204,700	60,472
FRB Ser. 07-73, Class KM, zero %, 2037	--	--	575,104	577,342	220,879	221,739
Ser. 07-73, Class MO, PO, zero %, 2037	--	--	575,922	424,715	220,061	162,285
Government National Mortgage Association 144A IFB Ser.
06-GG8, Class X, IO, 0.855s, 2039 (F)	2,185,085	68,693	10,104,649	317,664	8,448,132	265,587
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 4.041s, 2045	425,275	11,695	1,181,425	32,489	1,129,976	31,074
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.083s, 2037 (F)	12,794,585	44,835	40,754,184	142,813	40,865,931	143,204
Greenwich Capital Commercial Funding Corp. 144A
Ser. 07-GG9, Class X, IO, 0.511s, 2039	3,157,770	57,235	17,161,574	311,054	8,783,451	159,200
Ser. 05-GG3, Class XC, IO, 0.175s, 2042	10,346,582	140,649	28,596,629	388,735	24,455,471	332,442
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.993s, 2045	318,000	308,596	1,426,000	1,383,831	1,118,000	1,084,939
Ser. 06-GG6, Class A2, 5.506s, 2038 (F)	366,000	365,269	1,198,000	1,195,608	--	--
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030 (F)	--	--	280,000	278,155	282,000	280,142
FRB Ser. 07-EOP, Class J, 3.313s, 2009	130,000	117,000	383,000	344,700	240,000	216,000
Ser. 04-C1, Class X1, IO, 0.683s, 2028 (F)	4,299,569	33,975	5,857,723	46,288	5,857,723	46,288
Ser. 03-C1, Class X1, IO, 0.253s, 2040	5,254,151	103,814	4,320,738	85,372	6,226,832	123,033
Ser. 05-GG4, Class XC, IO, 0.219s, 2039 (F)	8,459,376	132,160	22,967,916	358,827	22,117,253	345,537
Ser. 06-GG6, Class XC, IO, 0.061s, 2038 (F)	3,464,800	9,362	34,669,846	93,683	25,049,812	67,688
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035 (F)	34,104	33,881	--	--	67,261	66,821
Ser. 05-RP3, Class 1A3, 8s, 2035 (F)	110,338	107,380	--	--	216,511	210,707
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035 (F)	88,912	89,899	--	--	174,267	176,202
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035 (F)	68,825	66,986	187,872	182,854	179,967	175,160
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035 (F)	93,820	91,824	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035 (F)	75,690	76,532	208,559	210,879	199,098	201,313
IFB Ser. 04-4, Class 1AS, IO, 3.706s, 2034	2,681,693	167,104	1,657,693	103,295	8,063,801	502,477
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.835s, 2035 (F)	168,950	163,197	402,232	388,537	422,674	408,284
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (Cayman Islands)	--	--	52,449	5,245	57,595	5,759
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.135s, 2037	2,997,983	2,473,336	3,918,630	3,232,870	1,570,372	1,295,557
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K,
5.299s, 2022	118,000	106,200	--	--	--	--
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
2.593s, 2037 (F)	770,619	664,451	3,113,395	2,684,463	2,618,677	2,257,902
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 6.333s, 2036	755,467	602,863	524,563	418,601	493,185	393,562
FRB Ser. 07-AR15, Class 1A1, 6.248s, 2037	2,458,160	1,941,946	1,756,856	1,387,916	1,652,559	1,305,522
FRB Ser. 07-AR9, Class 2A1, 6.077s, 2037	2,472,200	1,953,038	1,747,400	1,380,446	1,622,782	1,281,998
FRB Ser. 07-AR11, Class 1A1, 5.65s, 2037 (F)	777,859	521,585	1,660,053	1,113,130	1,448,587	971,334
FRB Ser. 05-AR31, Class 3A1, 5.643s, 2036 (F)	3,775,893	2,832,526	--	--	--	--
FRB Ser. 05-AR5, Class 4A1, 5.456s, 2035	3,431,634	2,918,261	--	--	--	--
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1, 6.069s, 2036	1,322,428	1,018,402	--	--	--	--
FRB Ser. 06-A1, Class 5A1, 5.894s, 2036	1,737,606	1,390,085	1,227,988	982,390	1,140,327	912,262
FRB Ser. 06-A6, Class 1A1, 2.553s, 2036	1,218,723	892,300	845,310	618,902	795,385	582,349
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029 (F)	64,000	65,158	204,000	207,691	204,000	207,691
FRB Ser. 07-LD12, Class AM, 6.261s, 2051	686,000	635,620	2,962,000	2,744,471	2,356,000	2,182,975
FRB Ser. 07-LD12, Class A3, 6.189s, 2051	3,282,000	3,183,015	14,127,000	13,700,930	--	--
FRB Ser. 07-LD11, Class A3, 6.007s, 2049 (F)	407,000	392,568	1,778,000	1,714,951	1,394,000	1,344,568
Ser. 07-CB20, Class A3, 5.863s, 2051	816,000	784,127	3,569,000	3,429,595	2,789,000	2,680,062
Ser. 06-CB15, Class A4, 5.814s, 2043	477,000	463,207	1,612,000	1,565,388	1,381,000	1,341,067
Ser. 07-CB20, Class A4, 5.794s, 2051	529,000	505,772	2,323,000	2,220,997	1,817,000	1,737,216
Ser. 06-CB16, Class A4, 5.552s, 2045	--	--	1,361,000	1,298,911	1,650,000	1,574,727
Ser. 06-CB14, Class A4, 5.481s, 2044	220,000	211,957	844,000	813,143	946,000	911,414
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	91,419	420,000	383,960	400,000	365,676
Ser. 06-LDP8, Class X, IO, 0.762s, 2045	2,897,051	89,519	13,402,826	414,147	11,205,235	346,242
Ser. 06-CB17, Class X, IO, 0.701s, 2043	2,418,858	74,839	13,213,671	408,831	14,178,826	438,693
Ser. 08-C2, Class X, IO, 0.647s, 2051	71,464,588	1,948,527	--	--	--	--
Ser. 06-LDP9, Class X, IO, 0.641s, 2047	3,218,440	77,695	5,612,840	135,498	5,261,104	127,006
Ser. 07-LDPX, Class X, IO, 0.526s, 2049	4,824,312	84,049	20,351,351	354,559	16,130,951	281,031
Ser. 06-CB16, Class X1, IO, 0.086s, 2045	3,302,972	42,939	15,280,598	198,648	12,775,272	166,079
Ser. 06-LDP7, Class X, IO, 0.02s, 2045	13,339,133	10,421	49,587,854	38,741	49,587,854	38,741
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,000	37,863	240,000	239,132	260,000	259,060
Ser. 03-ML1A, Class X1, IO, 0.78s, 2039 (F)	639,126	22,519	--	--	--	--
Ser. 05-LDP1, Class X1, IO, 0.156s, 2046	4,641,249	36,619	14,565,799	114,924	13,124,103	103,549
Ser. 05-LDP2, Class X1, IO, 0.155s, 2042	16,744,629	249,160	40,977,286	609,742	--	--
Ser. 05-CB12, Class X1, IO, 0.131s, 2037	4,157,664	35,423	11,900,748	101,394	11,440,068	97,469
Ser. 05-LDP3, Class X1, IO, 0.095s, 2042	16,195,123	110,127	17,207,930	117,014	28,901,793	196,532
Ser. 06-CB14, Class X1, IO, 0.08s, 2044	12,277,301	45,058	27,465,086	100,797	29,864,056	109,601
Ser. 06-LDP6, Class X1, IO, 0.079s, 2043	--	--	22,746,337	102,131	16,398,430	73,629
Ser. 05-LDP5, Class X1, IO, 0.068s, 2044	22,769,304	89,832	68,852,065	271,643	75,796,436	299,040
Ser. 07-CB20, Class X1, IO, 0.067s, 2051	6,861,998	78,295	38,603,355	440,464	31,262,985	356,711
Key Commercial Mortgage Ser. 07-SL1, Class A2, 5 3/4s,
2040	1,091,000	925,419	--	--	--	--
Key Commerical Mortgage Ser. 07-SL1, Class A1, 5.487s,
2040	711,619	662,211	--	--	--	--
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031 (F)	--	--	149,428	140,297	136,004	127,694
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	115,937	145,590	105,521
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	121,286	127,000	116,692
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	219,222	215,000	211,358
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,022,000	1,013,214	4,401,000	4,363,165	--	--
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	114,687	362,000	343,113	400,000	379,130
Ser. 07-C2, Class XW, IO, 0.73s, 2040	1,180,890	36,051	4,596,680	140,332	3,618,599	110,472
Ser. 07-C7, Class XW, IO, 0.526s, 2045	903,742	21,174	5,319,481	124,630	1,309,626	30,683
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.914s, 2038	1,780,522	64,898	9,516,069	346,849	10,231,270	372,917
Ser. 03-C5, Class XCL, IO, 0.787s, 2037	1,643,430	27,914	7,591,308	128,940	6,344,984	107,771
Ser. 05-C2, Class XCL, IO, 0.184s, 2040	14,775,666	129,345	29,517,839	258,396	39,147,098	342,690
Ser. 05-C3, Class XCL, IO, 0.183s, 2040	3,188,930	54,412	14,288,214	243,798	11,779,538	200,993
Ser. 05-C5, Class XCL, IO, 0.139s, 2020	4,970,445	55,768	13,849,896	155,395	14,925,119	167,459
Ser. 05-C7, Class XCL, IO, 0.12s, 2040	12,376,778	86,630	32,142,766	224,980	32,229,029	225,584
Ser. 06-C1, Class XCL, IO, 0.106s, 2041	10,516,224	93,323	--	--	30,620,537	271,732
Ser. 06-C7, Class XCL, IO, 0.094s, 2038	3,353,566	47,406	16,444,645	232,461	15,403,264	217,740
Ser. 07-C2, Class XCL, IO, 0.09s, 2040	10,143,467	107,074	39,500,877	416,971	31,093,778	328,226
Ser. 07-C7, Class XCL, IO, 0.087s, 2045	--	--	2,246,358	22,279	--	--
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 3.421s, 2017	175,000	158,550	184,000	166,704	214,000	193,884
FRB Ser. 05-LLFA, Class J, 3.271s, 2018	23,000	19,780	93,000	79,980	89,000	76,540
Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9, 26.025s, 2036	--	--	142,739	166,215	142,739	166,215
IFB Ser. 07-5, Class 4A3, 25.185s, 2037	161,526	181,873	700,785	789,065	598,149	673,500
IFB Ser. 06-7, Class 4A2, IO, 5.268s, 2036	--	--	817,827	75,290	880,331	81,045
IFB Ser. 07-5, Class 8A2, IO, 5.238s, 2036	--	--	1,210,742	101,446	1,029,213	86,236
Ser. 07-1, Class 3A2, IO, 4.768s, 2037	--	--	1,206,783	119,889	1,097,900	109,072
IFB Ser. 07-4, Class 3A2, IO, 4.718s, 2037	282,642	23,410	1,143,211	94,687	982,475	81,374
IFB Ser. 06-5, Class 2A2, IO, 4.668s, 2036	563,173	44,217	1,557,537	122,290	1,752,511	137,598
IFB Ser. 07-2, Class 2A13, IO, 4.208s, 2037	--	--	1,884,399	153,820	1,616,289	131,935
IFB Ser. 07-4, Class 2A2, IO, 4.188s, 2037	1,125,919	92,885	4,615,791	380,789	3,946,947	325,611
IFB Ser. 06-7, Class 2A5, IO, 4.183s, 2036	--	--	2,583,550	199,970	2,777,161	214,955
IFB Ser. 07-1, Class 2A3, IO, 4.148s, 2037	1,325,494	114,748	3,223,339	279,044	1,921,466	166,341
IFB Ser. 06-9, Class 2A2, IO, 4.138s, 2037	1,316,701	110,202	1,762,593	147,522	1,617,610	135,387
Ser. 06-9, Class 2A3, IO, 4.138s, 2036	--	--	2,405,006	206,328	2,215,868	190,102
IFB Ser. 06-8, Class 2A2, IO, 4.098s, 2036	--	--	505,981	34,379	1,180,623	80,218
IFB Ser. 06-7, Class 2A4, IO, 4.068s, 2036	--	--	2,775,922	189,778	2,983,993	204,003
IFB Ser. 06-6, Class 1A2, IO, 4.018s, 2036	--	--	974,938	63,992	1,078,341	70,779
IFB Ser. 06-6, Class 1A3, IO, 4.018s, 2036	--	--	1,411,026	97,944	1,556,357	108,032
IFB Ser. 07-5, Class 10A2, IO, 3.858s, 2037	557,073	34,862	2,285,042	143,001	1,954,014	122,285
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	358,891	335,707	1,879,482	1,758,067	1,625,391	1,520,391
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 6.442s, 2034	12,923	10,015	31,822	24,663	31,903	24,725
FRB Ser. 04-13, Class 3A6, 3.788s, 2034	266,000	250,944	771,000	727,361	838,000	790,569
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	130,358	750	444,171	2,554	427,595	2,459
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	338,272	634	1,152,396	2,161	1,109,715	2,081
MASTR Alternative Loans Trust Ser. 06-3, Class 1A1,
6 1/4s, 2036	1,531,526	1,148,645	1,082,104	811,578	1,005,019	753,764
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	94,489	100,697	263,220	280,514	251,168	267,670
Ser. 05-2, Class 1A3, 7 1/2s, 2035	123,761	132,334	--	--	469,685	502,217
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
3.103s, 2027	285,590	245,608	410,230	352,797	337,605	290,340
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.099s, 2049	16,136,571	193,311	47,225,734	565,750	40,389,723	483,856
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 2.971s, 2022	554,794	471,575	491,817	418,044	579,784	492,817
Ser. 06-1, Class X1A, IO, 1.565s, 2022	9,604,312	57,026	8,570,481	50,887	10,143,942	60,230
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.081s, 2030	--	--	137,000	141,000	127,000	130,708
FRB Ser. 05-A9, Class 3A1, 5.274s, 2035	412,969	403,952	1,199,365	1,173,180	1,304,072	1,275,601
Ser. 96-C2, Class JS, IO, 2.263s, 2028	274,496	17,900	161,891	10,557	61,769	4,028
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.023s, 2050	219,000	212,737	981,000	952,946	771,000	748,951
FRB Ser. 07-C1, Class A4, 6.023s, 2050	191,000	182,917	645,000	617,703	552,000	528,639
Ser. 05-MCP1, Class XC, IO, 0.127s, 2043	4,442,023	51,699	15,035,211	174,988	14,461,953	168,316
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.251s, 2039	2,789,192	52,712	7,611,263	143,842	9,008,173	170,241
Ser. 05-LC1, Class X, IO, 0.229s, 2044	2,433,179	16,569	7,336,214	49,957	8,073,599	54,978
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.156s, 2049	417,000	402,456	2,122,000	2,047,990	1,559,000	1,504,626
FRB Ser. 07-8, Class A2, 6.119s, 2049	382,000	375,519	1,724,000	1,694,749	1,346,000	1,323,162
Ser. 07-9, Class A4, 5.748s, 2049	830,000	781,912	4,220,000	3,975,502	3,100,000	2,920,393
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A
Ser. 07-7, Class X, IO, 0.137s, 2050	11,822,252	34,934	77,502,535	229,018	61,257,405	181,014
Ser. 06-1, Class X, IO, 0.132s, 2039	4,501,991	16,274	19,930,494	72,044	21,561,493	77,940
Ser. 06-3, Class XC, IO, 0.11s, 2046	4,385,603	59,644	20,289,002	275,930	16,962,301	230,687
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, 4.867s, 2017	--	--	645,625	154,762	542,685	130,087
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.004s, 2040	200,668	47,083	510,792	119,847	500,231	117,369
Ser. 05-C3, Class X, IO, 5.555s, 2044	408,011	94,475	645,525	149,472	646,511	149,700
Ser. 06-C4, Class X, IO, 5.454s, 2016	986,764	259,751	2,471,285	650,529	2,542,254	669,211
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.693s, 2043	936,925	36,990	2,718,021	107,307	4,373,568	172,668
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	67,000	67,793	--	--	--	--
FRB Ser. 08-T29, Class A3, 6.458s, 2043	176,000	180,722	533,000	547,300	506,000	519,576
FRB Ser. 06-IQ11, Class A4, 5.944s, 2042	477,000	465,721	1,612,000	1,573,887	1,381,000	1,348,349
FRB Ser. 07-IQ14, Class AM, 5.877s, 2049	230,000	206,699	1,062,000	954,410	825,000	741,420
Ser. 05-HQ6, Class A4A, 4.989s, 2042	278,000	265,244	827,000	789,054	915,000	873,017
Ser. 04-HQ4, Class A7, 4.97s, 2040 (F)	144,000	136,190	427,000	403,842	473,000	447,348

Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	1,147	1,149	10,161	10,176	9,424	9,437
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	260,700	340,000	224,400
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	240,950	350,000	213,500
Ser. 07-HQ13, Class X1, IO, 0.823s, 2044	5,087,543	158,833	23,239,802	725,547	--	--
Ser. 05-HQ5, Class X1, IO, 0.168s, 2042	3,229,870	19,444	8,855,633	53,311	6,970,826	41,964
Ser. 05-HQ6, Class X1, IO, 0.116s, 2042	8,156,381	70,850	17,993,542	156,301	17,874,185	155,264
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.275s, 2035	312,403	229,460	550,932	404,660	925,638	679,881
Mortgage Capital Funding, Inc.
FRB Ser. 98-MC2, Class E, 7.198s, 2030	53,000	54,483	215,000	221,018	206,000	211,766
Ser. 97-MC2, Class X, IO, 1.988s, 2012	964	1	267	1	--	--
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.543s, 2035	60,474	55,056	80,026	72,855	78,207	71,200
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	--	--	79,545	89,934	73,150	82,703
Permanent Financing PLC 144A FRB Ser. 9A, Class 3A,
2.796s, 2033 (United Kingdom)	274,000	267,150	1,184,000	1,154,400	--	--
Permanent Master Issuer PLC FRB Ser. 07-1, Class 4A,
2.793s, 2033 (United Kingdom)	333,000	320,513	1,429,000	1,375,413	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032 (F)	--	--	813,000	803,088	757,000	747,770
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	84,993	189,000	136,133
Ser. 00-C2, Class J, 6.22s, 2033 (F)	--	--	276,000	252,084	291,000	265,785
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	89,855	89,716	292,946	292,493	184,295	184,009
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037	3,686,995	3,299,860	2,416,629	2,162,883	--	--
IFB Ser. 07-A3, Class 2A2, IO, 4.208s, 2037	983,857	82,906	4,312,262	363,378	3,698,744	311,679
Residential Funding Mortgage Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	303,649	276,285	1,073,553	976,805	1,192,426	1,084,965
Saco I Trust FRB Ser. 05-10, Class 1A1, 2.743s, 2033
(F)	103,289	46,488	246,401	110,900	271,290	122,102
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.794s, 2036	2,637,551	108,672	9,789,027	403,325	8,575,146	353,311
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	185,680	200,000	185,680
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	172,000	145,340	165,000	139,425
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	--	--	116,000	88,160	112,000	85,120
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)	100,000	82,000	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	76,000	58,520	74,000	56,980
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	802,612	684,949	3,983,236	3,399,294	3,280,622	2,799,683
Ser. 04-8, Class 1A3, 6.199s, 2034	9,289	7,980	4,592	3,945	8,454	7,263
FRB Ser. 06-9, Class 1A1, 5.694s, 2036	1,415,820	1,111,843	604,557	474,759	--	--
FRB Ser. 05-18, Class 6A1, 5.247s, 2035 (F)	184,941	164,696	454,967	405,164	480,965	428,316
Ser. 05-9, Class AX, IO, 1.6s, 2035	1,515,587	33,343	4,122,511	90,695	3,941,997	86,724
Ser. 04-19, Class 2A1X, IO, 1.376s, 2035	426,875	5,549	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 2.833s, 2034	45,205	41,250	174,854	159,554	180,821	164,999
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 3.768s, 2037	3,846,374	237,197	11,032,000	680,319	11,296,512	696,631
Ser. 07-4, Class 1A4, IO, 1s, 2037	3,846,374	103,592	11,790,155	317,538	12,054,667	324,662
Structured Asset Securities Corp. 144A
IFB Ser. 08-01, Class 1A2, IO, 3.588s, 2045 (RES)	2,299,611	132,101	4,811,479	276,395	3,221,999	185,058
Ser. 07-RF1, Class 1A, IO, 3.399s, 2037	--	--	4,625,659	208,395	3,675,894	165,606
Ser. 08-RF1, Class AI, IO, 2.948s, 2037	--	--	14,735,287	791,285	--	--
Ser. 06-RF4, Class 1A, IO, 0.356s, 2036	--	--	2,214,994	109,636	1,892,704	93,683
Terwin Mortgage Trust 144A FRB Ser. 06-9HGA, Class A1,
2.563s, 2037	108,696	98,913	--	--	--	--
Thornburg Mortgage Securities Trust FRB Ser. 06-4,
Class A2B, 2.603s, 2011	289,781	250,334	--	--	--	--
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.1s, 2051	327,000	317,494	1,665,000	1,616,598	--	--
Ser. 07-C30, Class A3, 5.246s, 2043	6,500,000	6,346,759	1,882,000	1,837,631	--	--
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	203,298	637,000	602,330	705,000	666,629
Ser. 06-C28, Class XC, IO, 0.564s, 2048	3,135,647	63,904	10,925,442	222,661	11,008,143	224,346
Ser. 06-C29, IO, 0.529s, 2048	17,916,224	376,062	47,098,898	988,606	--	--
Ser. 07-C34, IO, 0.52s, 2046	4,746,005	102,514	10,641,558	229,858	8,769,922	189,430
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 5.771s, 2018	--	--	164,000	131,200	156,000	124,800
Ser. 03-C3, Class IOI, IO, 0.487s, 2035	472,814	12,719	3,552,470	95,567	3,555,865	95,658
Ser. 07-C31, IO, 0.435s, 2047	9,187,112	142,860	35,775,191	556,304	28,160,648	437,898
Ser. 05-C18, Class XC, IO, 1/8s, 2042	12,620,977	104,628	21,536,009	178,534	24,867,381	206,151
Ser. 06-C27, Class XC, IO, 0.084s, 2045	3,770,729	38,839	17,443,477	179,668	14,583,336	150,208
Ser. 06-C23, Class XC, IO, 0.071s, 2045	4,859,970	26,584	32,033,058	175,221	35,162,554	192,339
Ser. 06-C26, Class XC, IO, 0.053s, 2045	17,528,053	48,553	13,961,798	38,674	8,646,651	23,951
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	30,345	44,000	29,025
Ser. 07-SL2, Class A1, 5.426s, 2049	1,806,290	1,573,315	--	--	--	--
Ser. 06-SL1, Class X, IO, 0.937s, 2043	443,730	16,613	2,373,418	88,861	2,551,694	95,535
Ser. 07-SL2, Class X, IO, 7/8s, 2049	1,323,649	45,097	5,632,204	191,889	4,461,578	152,006
WAMU Mortgage Pass-Through Certificates FRB Ser.
04-AR1, Class A, 4.229s, 2034	87,586	80,579	241,215	221,918	171,994	158,234
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 3.198s, 2034 (RES)	2,535,723	158,483	5,215,002	325,938	3,428,024	214,251
Washington Mutual Asset Securities Corp. 144A Ser.
05-C1A, Class F, 5.3s, 2036	107,000	78,945	--	--	--	--
Washington Mutual Mortgage Pass-Through Certificates
Ser. 07-2, Class CX, IO, 7s, 2037	88,047	17,327	402,054	79,122	321,020	63,175
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.005s, 2036 (F)	237,968	228,422	550,300	528,226	552,679	530,511
Ser. 05-AR16, Class 2A1, 4.944s, 2035	--	--	--	--	76,419	72,598
Ser. 05-AR2, Class 2A1, 4.541s, 2035	111,944	106,392	281,707	267,734	295,239	280,595
Ser. 05-AR9, Class 1A2, 4.367s, 2035	310,246	226,480	--	--	113,121	82,578
Ser. 04-R, Class 2A1, 4.365s, 2034 (F)	109,755	105,690	276,156	265,930	289,812	279,081
Ser. 05-AR12, Class 2A5, 4.321s, 2035 (F)	1,263,000	1,157,861	4,035,000	3,699,104	3,882,000	3,558,840
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035	--	--	9,846,000	42,385	9,480,000	40,809

Total collateralized mortgage obligations
(cost $157,317,999, $297,335,174 and $208,923,129)		$157,593,249		$302,435,534		$214,336,087

ASSET-BACKED SECURITIES(a)	Growth 1.2%		Balanced 3.4%		Conservative 5.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 3.173s, 2035	$--	$--	$150,000	$75,000	$135,000	$67,500
FRB Ser. 05-4, Class A2C, 2.693s, 2035	--	--	190,000	171,000	152,000	136,800
Ace Securities Corp.
FRB Ser. 06-HE3, Class A2C, 2.633s, 2036	119,000	93,407	549,000	430,929	436,000	342,231
FRB Ser. 06-OP2, Class A2C, 2.633s, 2036	107,000	62,060	475,000	275,500	377,000	218,660
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030 (F)	441,327	387,247	212,818	186,739	--	--
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 3.532s, 2013	159,000	141,801	--	--	212,000	189,068
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	8,939	1	12,634	1	12,515	1
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
2.893s, 2029	313,108	213,007	582,690	396,404	414,516	281,995
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 2.971s, 2012	11,643	11,170	71,061	68,174	57,009	54,693
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 4.983s, 2036	--	--	142,000	7,214	261,000	13,259
FRB Ser. 03-8, Class M2, 4.233s, 2033	--	--	210,834	46,383	189,853	41,768
FRB Ser. 04-R10, Class A5, 2.873s, 2034	50	44	--	--	--	--
FRB Ser. 04-R11, Class A2, 2.853s, 2034 (F)	8,459	7,527	--	--	--	--
AMP CMBS 144A FRB Ser. 06-1A, Class A, 3.526s, 2047
(Cayman Islands) (F)	--	--	--	--	440,000	208,151
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	236,972	223,000	184,772
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	175,154	227,202	165,626
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 4.753s, 2033	--	--	23,521	3,293	21,169	2,964
FRB Ser. 06-W4, Class A2C, 2.643s, 2036	211,000	148,755	975,000	687,375	775,000	546,375
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 3.483s, 2033	--	--	236,525	122,993	212,573	110,538
FRB Ser. 05-WMC1, Class M1, 2.923s, 2035	29,000	20,010	583,000	402,270	404,000	278,760
Asset Backed Funding Corp. NIM Trust 144A FRB Ser.
05-OPT1, Class B1, 4.983s, 2035	50,000	5,135	--	--	117,000	12,015
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 04-HE7, Class A2, 2.863s, 2034	126	97	--	--	--	--
FRB Ser. 04-HE6, Class A2, 2.843s, 2034	77,763	60,935	275,390	215,796	264,196	207,024
FRB Ser. 06-HE2, Class A3, 2.673s, 2036	45,677	39,696	212,632	184,793	169,318	147,150
FRB Ser. 06-HE4, Class A5, 2.643s, 2036	157,000	117,750	720,000	540,000	578,000	433,500
FRB Ser. 06-HE7, Class A4, 2.623s, 2036	--	--	324,000	233,280	252,000	181,440
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	778,000	981,758	370,000	466,903	--	--
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	60,314	139,000	135,221	134,000	130,357
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	95,647	46,000	43,998	45,000	43,041
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 2.983s, 2039	--	--	824,891	701,157	1,083,228	920,744
FRB Ser. 04-D, Class A, 2.873s, 2044	73,365	50,622	239,803	165,464	234,109	161,536
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 3.833s, 2038	42,013	32,034	125,059	95,358	97,703	74,498
FRB Ser. 03-SSRA, Class A, 3.183s, 2038	42,013	34,975	125,059	104,112	97,703	81,337
FRB Ser. 04-SSRA, Class A1, 3.083s, 2039	100,631	77,234	146,262	112,256	141,729	108,777
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 4.483s, 2035 (F)	--	--	146,000	2,917	161,000	3,217
FRB Ser. 06-PC1, Class M9, 4.233s, 2035	--	--	--	--	100,000	7,530
FRB Ser. 05-HE1, Class M3, 3.413s, 2035	--	--	210,000	69,300	189,000	62,370
FRB Ser. 03-3, Class A2, 3.073s, 2043	109,016	96,632	378,551	335,548	298,720	264,786
FRB Ser. 03-1, Class A1, 2.983s, 2042	111,374	93,266	317,755	266,091	226,066	189,310
FRB Ser. 05-3, Class A1, 2.933s, 2035	95,629	79,955	--	--	--	--
FRB Ser. 03-ABF1, Class A, 2.853s, 2034	28,062	23,729	--	--	--	--
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 4.733s, 2036	--	--	108,000	8,346	--	--
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	3,333,932	2,165,389	2,073,156	1,346,515	402,299	261,293
Ser. 00-A, Class A2, 7.575s, 2030	754,310	443,685	352,012	207,053	--	--
Ser. 99-B, Class A-5, 7.44s, 2020	156,556	98,630	1,489,892	938,632	1,166,995	735,207
Ser. 99-B, Class A3, 7.18s, 2015	75,669	45,416	1,480,759	888,752	1,147,425	688,685
Ser. 99-B, Class A2, 6.975s, 2012	--	--	49,576	29,835	63,927	38,471
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
3.551s, 2010	170,000	169,891	470,000	469,698	420,000	419,730
Chase Funding Loan Acquisition Trust FRB Ser. 04-AQ1,
Class A2, 2.883s, 2034	81,326	65,874	--	--	--	--
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-HE4, Class M11, 4.983s, 2035	41,000	4,100	--	--	--	--
FRB Ser. 05-HE4, Class M12, 4.533s, 2035	48,153	2,408	--	--	--	--
FRB Ser. 05-OPT1, Class M1, 2.903s, 2035	44,358	29,222	200,967	132,394	157,515	103,769
Ser. 03-HE3, Class A, 2.863s, 2033	627,639	561,046	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser.
03-HE4, Class A, 2.893s, 2033	232,725	202,471	--	--	--	--
Conseco Finance Securitizations Corp.

Ser. 02-2, Class A, IO, 8 1/2s, 2033	112,353	9,292	423,666	35,037	266,839	22,068
Ser. 00-4, Class A6, 8.31s, 2032	147,965	124,475	2,472,472	2,079,967	2,426,804	2,041,549
Ser. 00-5, Class A7, 8.2s, 2032	--	--	1,231,000	956,733	817,000	634,972
Ser. 00-5, Class A6, 7.96s, 2032	504,606	399,396	1,994,743	1,578,839	1,827,149	1,446,188
Ser. 02-1, Class M1F, 7.954s, 2033	--	--	510,000	462,859	676,000	613,515
Ser. 02-2, Class M1, 7.424s, 2033	83,000	71,871	216,000	187,037	154,000	133,351
Ser. 01-4, Class A4, 7.36s, 2033	391,196	367,568	979,919	920,732	293,976	276,220
Ser. 00-6, Class A5, 7.27s, 2031	171,024	155,665	444,811	404,867	316,543	288,118
Ser. 01-1, Class A5, 6.99s, 2032	1,180,623	1,090,755	4,709,273	4,350,808	4,197,037	3,877,562
Ser. 01-3, Class A4, 6.91s, 2033	--	--	528,741	497,175	426,540	401,076
Ser. 02-1, Class A, 6.681s, 2033	168,858	166,008	527,122	518,227	159,253	156,566
FRB Ser. 02-1, Class M1A, 4.521s, 2033	725,000	623,500	1,996,000	1,716,560	1,264,000	1,087,040
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 3.003s, 2035	47,000	31,020	210,000	138,600	166,000	109,560
FRB Ser. 04-6, Class 2A5, 2.873s, 2034	39,523	31,223	353,684	279,410	296,353	234,119
FRB Ser. 04-5, Class 4A3, 2.803s, 2034	42,924	34,769	151,196	122,469	145,558	117,902
FRB Ser. 05-14, Class 3A2, 2.723s, 2036	27,431	24,414	124,201	110,539	97,532	86,804
Credit-Based Asset Servicing and Securitization FRB
Ser. 02-CB2, Class A2, 3.583s, 2032	33,564	31,214	--	--	--	--
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	--	--	291,000	215,427	186,000	137,696
Ser. 06-MH1, Class M1, 6 1/4s, 2036	516,000	433,440	236,000	198,240	314,000	263,760
Ser. 06-MH1, Class M2, 6 1/4s, 2036	228,000	186,960	110,000	90,200	123,000	100,860
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	--	--	339,000	237,300	313,000	219,100
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	18,631	1,491	26,025	2,082	28,391	2,271
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	--	--	204,000	176,315	214,000	184,958
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
3.153s, 2035	--	--	86,000	21,500	78,000	19,500
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 3.023s, 2035	--	--	143,000	125,840	138,000	121,440
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 2.633s, 2036	163,000	138,097	744,000	630,334	583,000	493,931
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 2.813s, 2036	231,000	159,436	1,045,000	721,259	816,000	563,203
FRB Ser. 06-2, Class 2A3, 2.653s, 2036	392,000	299,880	1,688,000	1,291,320	1,342,000	1,026,630
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 3.783s, 2019	--	--	269,000	211,165	271,000	212,735
Ser. 04-1A, Class B, 3.333s, 2018	12,153	11,242	13,247	12,254	12,882	11,916
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	--	--	443,000	414,110	442,000	413,176
GEBL 144A
Ser. 04-2, Class D, 5.221s, 2032	--	--	120,952	61,686	148,757	75,866
Ser. 04-2, Class C, 3.321s, 2032 (F)	--	--	90,366	60,505	148,757	99,601
Granite Mortgages PLC
FRB Ser. 03-2, Class 1C, 4.368s, 2043 (United Kingdom)	205,426	168,422	--	--	--	--
FRB Ser. 03-3, Class 1C, 4.268s, 2044 (United Kingdom)	43,271	36,904	165,871	141,466	--	--
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	1,292,940	812,613	580,713	364,978	--	--
Ser. 96-5, Class M1, 8.05s, 2027	--	--	238,206	199,426	322,794	270,243
Ser. 96-8, Class A7, 8.05s, 2027	20,554	21,504	--	--	--	--
Ser. 96-6, Class M1, 7.95s, 2027	2,582,000	2,255,119	1,222,000	1,067,295	1,077,000	940,652
Ser. 99-5, Class A5, 7.86s, 2030	418,946	356,523	2,716,560	2,311,793	2,219,446	1,888,749
Ser. 97-2, Class A7, 7.62s, 2028	186,161	193,719	136,585	142,131	98,139	102,123
Ser. 96-2, Class M1, 7.6s, 2026	1,460,000	1,137,719	691,000	538,469	609,000	474,569
Ser. 97-6, Class A9, 7.55s, 2029	66,949	62,832	--	--	125,026	117,337
Ser. 97-4, Class A7, 7.36s, 2029	14,908	14,298	45,788	43,915	98,674	94,638
Ser. 97-3, Class A6, 7.32s, 2028	2,174	2,266	--	--	--	--
Ser. 95-8, Class M1, 7.3s, 2026	52,281	50,085	--	--	--	--
Ser. 96-10, Class A6, 7.3s, 2028	19,392	19,101	--	--	--	--
Ser. 96-10, Class M1, 7.24s, 2028	--	--	449,000	406,345	625,000	565,625
Ser. 97-6, Class M1, 7.21s, 2029	293,000	214,212	688,000	502,997	946,000	691,621
Ser. 96-2, Class A4, 7.2s, 2027	201,092	200,087	--	--	--	--
Ser. 97-3, Class A5, 7.14s, 2028	25,158	25,676	181,272	185,006	130,613	133,303
Ser. 97-6, Class A8, 7.07s, 2029	38,459	38,266	--	--	43,292	43,076
Ser. 93-4, Class A5, 7.05s, 2019	7,691	7,498	--	--	--	--
Ser. 95-10, Class B1, 7.05s, 2027	18,441	16,965	--	--	--	--
Ser. 98-4, Class A7, 6.87s, 2030	52,311	52,050	132,790	132,126	94,339	93,867
Ser. 97-7, Class A8, 6.86s, 2029	7,520	7,129	29,395	27,870	63,348	60,060
Ser. 93-3, Class B, 6.85s, 2018	195,983	176,326	91,553	82,370	--	--
Ser. 99-3, Class A7, 6.74s, 2031	108,000	100,332	147,000	136,563	151,000	140,279
Ser. 99-3, Class A6, 6 1/2s, 2031	--	--	56,483	54,789	54,801	53,157
Ser. 98-6, Class A7, 6.45s, 2030	--	--	165,383	167,502	119,205	120,732
Ser. 99-2, Class A7, 6.44s, 2030	--	--	512,486	436,689	714,243	608,607
Ser. 98-7, Class M1, 6.4s, 2030	118,000	76,842	218,000	141,962	136,000	88,563
Ser. 99-1, Class A6, 6.37s, 2025	113,000	111,418	359,000	353,974	224,000	220,864
Ser. 98-2, Class A5, 6.24s, 2016	11,368	10,247	--	--	--	--
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	3,231,198	2,746,518	3,631,669	3,086,919	1,257,187	1,068,609
Ser. 99-5, Class M1A, 8.3s, 2026	--	--	198,000	178,358	157,000	141,426
Ser. 99-5, Class A4, 7.59s, 2028	153,989	150,909	337,110	330,368	230,983	226,363
Ser. 99-3, Class 1A5, 6.79s, 2023	8,256	8,346	--	--	--	--
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	257,594	257,311	252,014	251,737
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 2.633s, 2036	584,000	375,198	2,514,000	1,615,151	1,998,000	1,283,641
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 4.033s, 2030 (Cayman Islands)	--	--	250,000	140,000	250,000	140,000
FRB Ser. 05-1A, Class D, 4.013s, 2030 (Cayman Islands)	--	--	105,068	83,003	100,774	79,612
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 3.258s, 2036 (Cayman Islands)	--	--	425,515	234,033	387,228	212,975
Home Equity Asset Trust
FRB Ser. 04-7, Class A3, 2.873s, 2035	309	231	--	--	--	--
FRB Ser. 06-1, Class 2A4, 2.813s, 2036	117,000	76,050	527,000	342,550	415,000	269,750
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	10,856	10,810	10,394	10,350	9,701	9,660
Impac CMB Trust FRB Ser. 04-8, Class 1A, 3.203s, 2034	8,978	3,578	--	--	--	--
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 2.773s, 2035	100,000	68,500	443,000	303,455	347,000	237,695
Lehman ABS Manufactured Housing Contract
Ser. 01-B, Class M1, 6.63s, 2028	185,000	131,823	171,000	121,847	176,000	125,410
Ser. 01-B, Class A5, 5.873s, 2022	67,380	64,745	--	--	--	--
Ser. 01-B, Class A4, 5.27s, 2018	41,074	36,067	--	--	--	--
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	532,249	451,164	4,776,277	4,048,640	4,000,590	3,391,124
IFB Ser. 07-3, Class 4B, IO, 4.298s, 2037	394,092	31,033	1,615,528	127,215	1,381,405	108,779
FRB Ser. 07-6, Class 2A1, 2.693s, 2037	1,141,535	823,846	5,305,486	3,828,969	4,098,916	2,958,188
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 5.481s,
2036 (Cayman Islands) (F)	105,000	52,462	595,000	297,283	460,000	229,832
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 3.103s, 2035	--	--	240,000	100,800	216,000	90,720
FRB Ser. 06-4, Class 2A4, 2.743s, 2036	111,000	55,131	503,000	249,828	394,000	195,690
FRB Ser. 06-1, Class 2A3, 2.673s, 2036	166,000	140,270	770,000	650,650	612,000	517,140
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	23,363	22,969	25,093	24,671
Ser. 04-2A, Class D, 5.389s, 2026	--	--	17,102	16,797	16,773	16,474
Ser. 04-1A, Class C, 5.265s, 2026	--	--	42,028	36,608	39,026	33,993
FRB Ser. 02-1A, Class A1, 3.182s, 2024	17,586	16,523	74,524	70,021	73,305	68,875
MASTR Asset Backed Securities Trust
FRB Ser. 04-HE1, Class A1, 2.883s, 2034	4,209	3,325	--	--	--	--
FRB Ser. 04-OPT2, Class A2, 2.833s, 2034	17,045	12,784	--	--	--	--
FRB Ser. 06-FRE2, Class A4, 2.633s, 2036	58,000	41,117	262,000	185,735	206,000	146,036
Merrill Lynch Mortgage Investors, Inc.
Ser. 04-WMC3, Class B3, 5s, 2035	4,642	882	13,777	2,618	12,729	2,418
FRB Ser. 04-HE2, Class A1A, 2.883s, 2035	4,085	2,744	--	--	--	--
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	48,306	40,350	186,087	155,441	143,819	120,134
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 3.163s, 2035	--	--	150,000	45,000	135,000	40,500
FRB Ser. 05-HE1, Class M3, 3.003s, 2034	--	--	150,000	67,500	135,000	60,750
FRB Ser. 04-HE8, Class A4, 2.863s, 2034	6,211	4,969	--	--	--	--
FRB Ser. 06-NC4, Class M2, 2.783s, 2036	--	--	210,000	21,000	189,000	18,900
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
3.166s, 2015 (Cayman Islands)	46,923	45,788	81,533	79,560	77,207	75,338
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	24,328	21,951	57,171	51,586	55,042	49,665
Ser. 04-B, Class C, 3.93s, 2012	7,103	6,443	27,442	24,893	30,347	27,529
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	88,535	76,140	300,839	258,721	263,799	226,867
FRB Ser. 03-4, Class M3, 4.533s, 2033	--	--	13,122	1,050	11,810	945
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 2.643s, 2036	138,000	120,322	626,000	545,809	488,000	425,487
FRB Ser. 06-2, Class A2C, 2.633s, 2036	138,000	104,148	626,000	472,441	488,000	368,292
Oakwood Mortgage Investors, Inc.
Ser. 96-C, Class B1, 7.96s, 2027	539,565	312,624	727,708	421,634	452,539	262,201
Ser. 00-A, Class A3, 7.945s, 2022	69,516	53,792	270,442	209,268	264,612	204,756
Ser. 95-B, Class B1, 7.55s, 2021	--	--	185,000	103,600	267,000	149,520
Ser. 00-D, Class A3, 6.99s, 2022	--	--	198,596	190,970	101,156	97,271
Ser. 98-A, Class M, 6.825s, 2028	454,000	339,002	219,000	163,527	--	--
Ser. 01-E, Class A4, 6.81s, 2031	601,319	472,637	792,832	623,166	858,563	674,831
Ser. 99-B, Class A3, 6.45s, 2017	130,431	109,758	276,015	232,267	255,515	215,016
Ser. 99-A, Class A3, 6.09s, 2029	186,211	157,088	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009	149,631	3,142	510,955	10,730	342,620	7,195
Ser. 01-D, Class A3, 5.9s, 2022	85,651	62,525	674,119	492,107	523,151	381,900
Ser. 02-C, Class A1, 5.41s, 2032 (F)	273,889	230,386	809,106	680,593	748,737	629,813
Ser. 01-D, Class A2, 5.26s, 2019	51,305	31,999	--	--	313,623	195,606
Ser. 02-A, Class A2, 5.01s, 2020	192,421	154,995	--	--	96,210	77,498
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030	--	--	82,405	67,341	109,065	89,128
Ser. 01-B, Class A3, 6.535s, 2023	--	--	68,651	57,776	49,482	41,644
Ocean Star PLC 144A
FRB Ser. 04, Class D, 5.016s, 2018 (Ireland)	23,000	20,493	133,000	118,503	123,000	109,593
FRB Ser. 05-A, Class D, 4.216s, 2012 (Ireland)	27,000	21,600	149,000	119,200	150,000	120,000
Option One Mortgage Loan Trust FRB Ser. 05-4,
Class M11, 4.983s, 2035	--	--	46,000	5,060	51,000	5,610
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021	56,000	52,674	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017	41,404	40,104	26,453	25,622	24,440	23,673
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 3.313s, 2036	--	--	97,000	27,160	88,000	24,640
FRB Ser. 04-MCW1, Class A2, 2.863s, 2034	12,388	11,543	--	--	--	--
FRB Ser. 04-WHQ2, Class A3A, 2.833s, 2035	4,545	4,045	36,705	32,668	35,604	31,687
Park Place Securities, Inc. 144A FRB Ser. 04-MHQ1,
Class M10, 4.983s, 2034	--	--	43,089	2,585	47,495	2,850
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 2.613s, 2036	224,000	179,200	995,000	796,000	791,000	632,800
Permanent Financing PLC
FRB Ser. 3, Class 3C, 3.846s, 2042 (United Kingdom)	110,000	108,972	280,000	277,383	270,000	267,476
FRB Ser. 4, Class 3C, 3.496s, 2042 (United Kingdom)	177,000	168,823	500,000	476,900	503,000	479,761
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 3.813s, 2011 (United Kingdom)	134,000	116,636	474,000	412,577	422,000	367,315
FRB Ser. 04-2A, Class C, 3.656s, 2011 (United Kingdom)	--	--	183,000	153,431	169,000	141,693
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 2.823s, 2034	3,639	2,840	--	--	--	--
Renaissance Home Equity Loan Trust FRB Ser. 04-3,

Class AV1, 2.903s, 2034	176,838	137,934	--	--	--	--
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 2.673s, 2036	175,753	151,622	814,613	702,769	647,648	558,728
FRB Ser. 06-RZ2, Class A2, 2.653s, 2036	289,000	261,950	--	--	--	--
FRB Ser. 07-RZ1, Class A2, 2.643s, 2037	207,000	152,166	840,000	617,486	667,000	490,313
Residential Asset Securities Corp. FRB Ser. 06-EMX3,
Class A2, 2.663s, 2036	1,142,791	942,803	--	--	--	--
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 5.233s, 2035	43,000	860	229,000	4,580	251,000	5,020
Ser. 04-NT, Class Note, 4 1/2s, 2034 (In default) (NON)	12,285	737	17,855	1,071	19,247	1,155
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands) (In
default) (NON)	2,566	1	3,381	1	7,825	3
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands) (In
default) (NON)	--	--	49,135	5	--	--
Saxon Asset Securities Trust FRB Ser. 04-3, Class A,
2.823s, 2034	20,877	12,904	--	--	--	--
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 3.133s, 2035	--	--	150,000	45,000	135,000	40,500
FRB Ser. 07-NC2, Class A2B, 2.623s, 2037	171,000	115,425	789,000	532,575	628,000	423,900
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 2.693s, 2036	234,000	110,097	1,061,000	499,201	832,000	391,456
FRB Ser. 06-FRE1, Class A2B, 2.663s, 2036	--	--	506,000	354,200	402,000	281,400
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 2.653s, 2036	111,000	86,025	502,000	389,050	394,000	305,350
FRB Ser. 06-3, Class A3, 2.643s, 2036	587,000	464,190	2,527,000	1,998,309	2,009,000	1,588,683
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 4.983s, 2035	58,000	3,480	--	--	134,000	8,040
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 2.743s, 2036	111,000	53,738	503,000	243,514	394,000	190,744
Structured Asset Investment Loan Trust 144A FRB Ser.
05-HE3, Class M11, 4.983s, 2035	--	--	--	--	225,000	4,778
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
3.318s, 2015	--	--	1,143,024	1,064,084	1,101,159	1,025,110
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	--	--	349,000	193,412	299,000	165,703
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037	100,000	91,274	384,000	350,492	278,000	253,742
Ser. 02-1A, Class IIFX, 6.77s, 2037	200,000	189,690	--	--	--	--
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
2.803s, 2037	--	--	222,000	110,093	174,000	86,289
WFS Financial Owner Trust Ser. 05-1, Class D, 4.09s,
2012	10,715	10,637	--	--	8,824	8,760
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 3.82s, 2044 (United Kingdom)	--	--	131,083	94,576	131,434	94,829

Total asset-backed securities (cost $31,901,239,
$82,236,420 and $67,168,499)		$28,447,387		$68,210,847		$54,703,471

SENIOR LOANS(a)(c)	Growth 0.3%		Balanced 0.8%		Conservative 1.1%
	Principal		Principal		Principal
	amount	Value	amount	Value	amount	Value

Basic Materials		0.1%		0.1%		0.2%
Aleris International, Inc. bank term loan FRN Ser. B,
4.563s, 2013	$--	$--	$81,793	$70,649	$75,808	$65,479
Georgia-Pacific, LLC bank term loan FRN Ser. B,
4.449s, 2013	--	--	122,372	115,374	113,418	106,932
Graphic Packaging Corp. bank term loan FRN Ser. C,
5.587s, 2014	203,975	196,538	442,775	426,632	383,075	369,109
Huntsman International, LLC bank term loan FRN Ser. B,
4.233s, 2012	1,250,000	1,156,771	1,655,000	1,531,565	1,420,000	1,314,092
Momentive Performance Materials, Inc. bank term loan
FRN 4 3/4s, 2013	--	--	121,380	110,820	112,498	102,711
NewPage Holding Corp. bank term loan FRN 6.563s, 2014	--	--	122,385	121,375	113,430	112,494
		1,353,309		2,376,415		2,070,817

Capital Goods		--%		0.1%		0.1%
Allied Waste Industries, Inc. bank term loan FRN
6.82s, 2012	82,606	81,527	110,767	109,321	--	--
Allied Waste Industries, Inc. bank term loan FRN
4.268s, 2012	137,394	135,600	184,233	181,828	--	--
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.1s, 2014	48,032	45,000	64,945	60,845	6,106	5,721
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 4.801s, 2014	950,650	890,640	1,267,814	1,187,783	104,515	97,918
Polypore, Inc. bank term loan FRN Ser. B, 4.74s, 2014	--	--	122,382	117,181	113,427	108,606
Sequa Corp. bank term loan FRN 6.025s, 2014	--	--	209,471	199,128	196,572	186,867
Transdigm, Inc. bank term loan FRN 4.801s, 2013	165,000	159,895	215,000	208,349	--	--
Wesco Aircraft Hardware Corp. bank term loan FRN
5.06s, 2013	--	--	123,000	119,079	114,000	110,366
		1,312,662		2,183,514		509,478

Communication Services		0.1%		0.2%		0.3%
Alltel Communications, Inc. bank term loan FRN Ser.
B2, 5.564s, 2015	632,407	627,822	835,894	829,834	728,166	722,887
Alltel Communications, Inc. bank term loan FRN Ser.
B3, 5.232s, 2015	657,000	652,237	870,000	863,693	757,000	751,512
Cricket Communications, Inc. bank term loan FRN Ser.
B, 6 1/2s, 2013	--	--	122,376	120,404	113,421	111,594
Crown Castle International Corp. bank term loan FRN
4.301s, 2014	--	--	61,688	58,668	56,713	53,936
Fairpoint Communications, Inc. bank term loan FRN Ser.
B, 5 3/4s, 2015	290,000	258,980	640,000	571,543	555,000	495,635
Intelsat Corp. bank term loan FRN Ser. B2, 5.184s, 2011	--	--	40,892	38,762	37,900	35,926
Intelsat Corp. bank term loan FRN Ser. B2-A, 5.184s,
2013	--	--	40,904	38,774	37,911	35,937
Intelsat Corp. bank term loan FRN Ser. B2-C, 5.184s,
2013	--	--	40,892	38,762	37,900	35,926
Intelsat, Ltd. bank term loan FRN 5.688s, 2014
(Bermuda)	500,000	440,000	670,000	589,600	570,000	501,600
Level 3 Communications, Inc. bank term loan FRN
4.893s, 2014	--	--	123,000	113,437	114,000	105,137
MetroPCS Wireless, Inc. bank term loan FRN 4.989s, 2013	--	--	122,377	116,813	113,423	108,266
PAETEC Holding Corp. bank term loan FRN Ser. B1,
4.983s, 2013	--	--	119,947	114,549	111,170	106,167
Time Warner Telecom, Inc. bank term loan FRN Ser. B,
4.49s, 2013	--	--	122,379	117,025	113,424	108,462
West Corp. bank term loan FRN 5.092s, 2013	--	--	123,000	112,457	113,712	103,965
		1,979,039		3,724,321		3,276,950

Consumer Cyclicals		0.1%		0.1%		0.1%
Allison Transmission bank term loan FRN Ser. B,
5.333s, 2014	--	--	122,383	108,947	113,429	100,975
Aramark Corp. bank term loan FRN 4.83s, 2014	--	--	7,347	6,927	6,810	6,421
Aramark Corp. bank term loan FRN Ser. B, 4.676s, 2014	--	--	115,653	109,042	107,190	101,063
Dana Corp. bank term loan FRN 6 3/4s, 2015	--	--	122,385	111,574	113,430	103,410
Dex Media West, LLC/Dex Media Finance Co. bank term
loan FRN Ser. B, 6.814s, 2014	360,000	351,150	480,000	468,200	--	--
Goodman Global Holdings, Inc. bank term loan FRN Ser.
B, 7.502s, 2011	--	--	100,000	98,563	92,000	90,678
Goodyear Tire & Rubber Co. (The) bank term loan FRN
4.54s, 2010	--	--	123,000	111,238	114,000	103,099
Harrah's Operating Co., Inc. bank term loan FRN Ser.
B2, 5.919s, 2015	--	--	122,693	111,872	113,715	103,686
Lear Corp bank term loan FRN 5.133s, 2013	265,000	241,592	472,628	430,879	418,655	381,674
National Bedding Co. bank term loan FRN 4.605s, 2011	--	--	52,866	42,293	48,876	39,101
Navistar Financial Corp. bank term loan FRN 5.754s,
2012	--	--	32,800	30,955	30,400	28,690
Navistar International Corp. bank term loan FRN
6.234s, 2012	--	--	90,200	85,126	83,600	78,898
Visteon Corp. bank term loan FRN Ser. B, 7.2s, 2013	1,005,000	805,571	1,330,000	1,066,079	--	--
Yankee Candle Co., Inc. bank term loan FRN 4.805s, 2014	--	--	73,000	66,293	68,000	61,753
		1,398,313		2,847,988		1,199,448

Consumer Staples		--%		0.1%		0.2%
Affinion Group, Inc. bank term loan FRN Ser. B, 5.17s,
2013	--	--	123,000	118,490	114,000	109,820
Cablevision Systems Corp. bank term loan FRN 4.225s,
2013	--	--	122,374	116,065	113,420	107,572
Charter Communications Operating, LLC bank term loan
FRN 8 1/2s, 2014	144,638	143,734	319,200	317,205	274,313	272,598
Charter Communications, Inc. bank term loan FRN 4.9s,
2014	--	--	122,693	107,495	113,715	99,630
Cinemark USA, Inc. bank term loan FRN 4.482s, 2013	--	--	123,000	116,927	114,000	108,371
DirecTV Holdings, LLC bank term loan FRN 5 1/4s, 2013	285,000	282,934	375,000	372,281	330,000	327,608
Idearc, Inc. bank term loan FRN Ser. B, 4.787s, 2014	--	--	122,689	97,811	113,712	90,654
Paxson Communications Corp. bank term loan FRN Ser. B,
5.963s, 2012	--	--	205,000	164,000	190,000	152,000
Pinnacle Foods Holding Corp. bank term loan FRN Ser.
B, 5.37s, 2014	--	--	122,382	113,785	113,427	105,459
Spectrum Brands, Inc. bank term loan FRN 2.309s, 2013	--	--	7,849	7,420	7,274	6,877
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6.633s, 2013	--	--	114,838	108,904	106,435	100,936
Univision Communications, Inc. bank term loan FRN Ser.
B, 5.124s, 2014	--	--	123,000	100,829	114,000	93,452
VNU Group BV bank term loan FRN Ser. B, 4.734s, 2013
(Netherlands)	--	--	122,689	114,210	113,712	105,853
		426,668		1,855,422		1,680,830

Financial		--%		--%		--%
General Growth Properties, Inc. bank term loan FRN
Ser. A, 3.6s, 2010 (R)	90,000	80,419	120,000	107,225	100,000	89,354

Health Care		--%		--%		--%
Health Management Associates, Inc. bank term loan FRN
4.551s, 2014	--	--	116,882	108,467	108,330	100,530
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	--	--	7,863	7,437	7,288	6,893
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 4.483s, 2014	--	--	85,219	80,603	78,983	74,705
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. DD, 4.483s, 2014	--	--	29,487	27,889	27,329	25,849
Sun Healthcare Group, Inc. bank term loan FRN 2.596s,
2014	--	--	20,507	19,071	19,006	17,676
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
4.789s, 2014	--	--	124,873	116,132	114,139	106,149
Sun Healthcare Group, Inc. bank term loan FRN Ser. DD,
4.912s, 2014	--	--	12,671	11,784	11,743	10,921
		--		371,383		342,723

Technology		--%		0.1%		--%
First Data Corp. bank term loan FRN Ser. B1, 5.261s,
2014	--	--	122,383	112,180	113,429	103,971

First Data Corp. bank term loan FRN Ser. B3, 5.552s,
2014			705,000	647,131	815,000	748,102	--	--
Freescale Semiconductor, Inc. bank term loan FRN Ser.
B, 4.209s, 2013			--	--	80,591	72,753	74,621	67,364
SunGard Data Systems, Inc. bank term loan FRN 4.508s,
2014			--	--	122,689	115,987	113,712	107,501
Travelport bank term loan FRN Ser. B, 4.733s, 2013			--	--	49,137	44,060	45,542	40,836
Travelport bank term loan FRN Ser. DD, 4.733s, 2013			--	--	73,677	66,162	68,114	61,166
				647,131		1,159,244		380,838

Transportation				--%		0.1%		0.2%
Ceva Group PLC bank term loan FRN 7.38s, 2015
(Netherlands)			1,375,000	990,000	3,025,000	2,178,000	2,620,000	1,886,400

Utilities & Power				--%		--%		--%
Energy Future Holdings Corp. bank term loan FRN Ser.
B2, 6.235s, 2014			--	--	122,692	113,456	113,714	105,154
NRG Energy, Inc. bank term loan FRN 4.346s, 2014			--	--	38,851	36,936	36,008	34,233
NRG Energy, Inc. bank term loan FRN 4.301s, 2014			--	--	79,314	75,404	73,511	69,886
				--		225,796		209,273

Total senior loans (cost $8,276,141,
$17,045,721 and $11,555,051)				$8,187,541		$17,029,308		$11,646,111

PURCHASED OPTIONS OUTSTANDING(a)			Growth 0.2%		Balanced 1.2%		Conservative 1.8%
	Expiration date/		Contract		Contract		Contract
	strike price		amount	Value	amount	Value	amount	Value

Option on an interest rate swap with Deutschbank for
the right to pay a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385		$5,940,000	$99,079	$32,873,000	$548,322	$20,822,000	$347,311
Option on an interest rate swap with Deutschbank for
the right to receive a fixed rate of 5.385% versus
the three month USD-LIBOR-BBA maturing April 16, 2019.	Apr-09/5.385		5,940,000	328,838	32,873,000	1,819,849	20,822,000	1,152,706
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		11,719,000	328,952	48,439,000	1,359,683	35,609,000	999,545
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		11,719,000	643,842	48,439,000	2,661,239	35,609,000	1,956,358
Option on an interest rate swap with Goldman Sachs
International for the right to pay a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325		6,132,000	108,536	29,348,000	519,460	23,230,000	411,171
Option on an interest rate swap with Goldman Sachs
International for the right to receive a fixed rate
of 5.325% versus the three month USD-LIBOR-BBA maturing
April 8, 2019.	Apr-09/5.325		6,132,000	319,906	29,348,000	1,531,085	23,230,000	1,211,909
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355		11,719,000	328,952	48,439,000	1,359,683	35,609,000	999,545
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
on November 12, 2019.	Nov-09/5.355		11,719,000	643,842	48,439,000	2,661,239	35,609,000	1,956,358
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.315%
versus the three month USD-LIBOR-BBA maturing on
April 8, 2019.	Apr-09/5.315		6,132,000	110,131	29,348,000	527,090	23,230,000	417,211
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.315% versus the three month USD-LIBOR-BBA maturing
on April 8, 2019.	Apr-09/5.315		6,132,000	316,718	29,348,000	1,515,824	23,230,000	1,199,830
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.37% versus the three month USD-LIBOR-BBA
maturing November 12, 2019.	Nov-09/5.37		11,719,000	323,796	48,439,000	1,338,370	35,609,000	983,877
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.37% versus the three month
USD-LIBOR-BBA maturing November 12, 2019.	Nov-09/5.37		11,719,000	651,928	48,439,000	2,694,662	35,609,000	1,980,929
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to pay a fixed
rate of 5.315% versus the three month USD-LIBOR-BBA
maturing February 7, 2023.	Feb-13/5.315		14,799,000	772,952	63,425,000	3,312,688	55,761,000	2,912,397
Option on an interest rate swap with Lehman Brothers
Special Financing, Inc. for the right to receive
a fixed rate of 5.315% versus the three month
USD-LIBOR-BBA maturing February 7, 2023.	Feb-13/5.315		14,799,000	827,412	63,425,000	3,546,092	55,761,000	3,117,598

Total purchased options outstanding
(cost $5,221,578, $22,759,530 and $17,747,030)				$5,804,884		$25,395,286		$19,646,745

INVESTMENT COMPANIES(a)			Growth 0.1%		Balanced 0.4%		Conservative 0.1%
			Shares	Value	Shares	Value	Shares	Value

Harris & Harris Group, Inc. (NON)			66,600	$399,600	54,600	$327,600	19,200	$115,200
iShares MSCI EAFE Index Fund			12,200	838,140	--	--	12,100	831,270
iShares MSCI Taiwan Index Fund			40,900	577,917	--	--	--	--
iShares Russell 2000 Growth Index Fund			16,400	1,249,024	9,000	685,440	3,500	266,560
iShares Russell 2000 Value Index Fund			6,700	428,800	--	--	4,600	294,400
S&P 500 Index Depository Receipts (SPDR Trust Series
1) (SB)			--	--	51,689	6,620,327	--	--

Total investment companies (cost $4,166,821,
$7,176,608 and $1,730,652)				$3,493,481		$7,633,367		$1,507,430

WARRANTS(a)(NON)			Growth 0.1%		Balanced --%		Conservative 0.0%
	Expiration	Strike
	date	Price	Warrants	Value	Warrants	Value	Warrants	Value

AboveNet, Inc.	9/08/10	$24.00	58	$1,972	--	$--	29	$986
AboveNet, Inc.	9/08/08	20.00	49	1,961	--	--	25	1,001
Air Arabia 144A (United Arab Emirates)	8/13/10	AED 0.00001	--	--	839,395	418,187	442,167	220,288
Aldar Properties 144A (United Arab Emirates)	1/12/10	AED 0.000001	619,620	2,117,242	--	--	--	--
Dayton Superior Corp. 144A (F)	6/15/09	$0.01	630	2,111	--	--	330	1,106
MSCI India Trust 144A	4/21/09	INR 0.000001	1,196	463,491	--	--	--	--

Total warrants (cost $2,288,642,
$443,452 and $239,835)				$2,586,777		$418,187		$223,381

FOREIGN GOVERNMENT BONDS AND NOTES(a)			Growth 0.1%		Balanced 0.3%		Conservative 0.5%
			Principal		Principal		Principal
			amount	Value	amount	Value	amount	Value

Brazil (Federal Republic of) notes 10s, 2012		BRL	413,000	$2,379,633	552,500	$3,183,408	483,800	$2,787,571
Peru (Republic of) govt. guaranty sr. sec. bond
12 1/4s, 2011			$--	--	$8,475,000	3,406,847	$7,270,000	2,922,452

Total foreign government bonds and notes
(cost $2,362,740, $7,159,930 and $6,126,286)				$2,379,633		$6,590,255		$5,710,023

CONVERTIBLE PREFERRED STOCKS(a)
(cost $644,723, $859,630 and $--)			Growth --%		Balanced --%		Conservative --%
			Shares	Value	Shares	Value	Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.			684	$550,230	912	$733,640	--	$--

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced --%		Conservative 0.1%
	Rating		Principal		Principal		Principal
	(RAT)		amount	Value	amount	Value	amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$--	$--	$215,000	$197,118	$225,000	$206,287
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds, Ser.
A, 7.467s, 6/1/47	Baa3		--	--	650,000	580,671	510,000	455,603

Total municipal bonds and notes
(cost $--, $864,977 and $734,976)				$--		$777,789		$661,890

SHORT-TERM INVESTMENTS(a)			Growth 16.7%		Balanced 10.2%		Conservative 13.8%
			Principal		Principal		Principal
			amount/		amount/		amount/
			shares	Value	shares	Value	shares	Value

Atlantic Asset Securities Corp. for an effective yield
of 2.63%, July 14, 2008			$45,000,000	$44,957,425	$--	$--	$--	$--
Atlantic Asset Securities Corp. for an effective yield
of 2.70%, July 1, 2008			5,000,000	5,000,000	--	--	--	--
Egypt Treasury Bill for an effective yield of 10.58%,
December 2, 2008 (Egypt)		EGP	1,750,000	314,504	--	--	--	--
Egypt Treasury Bill for an effective yield of 9.78%,
September 2, 2008 (Egypt)		EGP	3,075,000	567,552	--	--	--	--
Gemini Securitization Corp., LLC for an effective
yield of 2.82%, August 5, 2008			$38,383,001	38,278,513	--	--	--	--
Starbird Funding Corp. for an effective yield
of 2.71%, July 10, 2008			27,000,001	26,981,775	--	--	--	--
Three Pillars Funding Corp. for an effective yield
of 2.66%, July 7, 2008			25,000,000	24,988,917	--	--	--	--
Tulip Funding Corp. for an effective yield of 2.68%,
July 14, 2008			25,000,000	24,975,896	--	--	--	--
Victory Receivables Corp. for an effective yield
of 2.64%, July 10, 2008			30,000,000	29,980,275	12,000,000	11,992,110	--	--
Victory Receivables Corp. for an effective yield
of 2.70%, July 2, 2008			--	--	15,022,000	15,020,873	--	--
Working Capital Management Co., LP for an effective
yield of 2.66%, July 14, 2008			--	--	26,000,000	25,975,119	--	--
Interest in $150,000,000 joint tri-party repurchase
agreement dated June 30, 2008 with Deutsche Bank
Securities, Inc. due July 1, 2008 with respect to
various U.S. Government obligations -- maturity value
of $6,100,458 for an effective yield of 2.70%
(collateralized by Fannie Mae and Freddie Mac
securities with yields ranging from 5.00% to 5.50% and
due dates ranging from December 1, 2037 to
June 1, 2038 valued at $150,011,250)			6,100,000	6,100,000	--	--	--	--
Short-term investments held as collateral for loaned
securities with yields ranging from 1.70% to 3.75% and
due dates ranging from July 1, 2008 to August 19, 2008

(d)	149,748,943	149,580,794	118,999,450	118,865,791	34,817,369	34,778,679
Putnam Prime Money Market Fund (e)	43,590,762	43,590,762	35,628,905	35,628,905	114,973,640	114,973,640

Total short-term investments (cost $395,316,413,
$207,482,798 and $149,752,319)		$395,316,413		$207,482,798		$149,752,319

TOTAL INVESTMENTS

Total investments (cost $2,842,396,208,
$3,552,609,767 and $2,010,586,418) (b)		$2,927,992,874		$3,596,946,658		$2,009,110,659

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08 (aggregate face value $454,916,155) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$96,179,582	$92,054,699	7/16/08	$4,124,883
Brazilian Real	6,386,100	5,799,085	7/16/08	587,015
British Pound	82,480,457	81,076,877	9/17/08	1,403,580
Canadian Dollar	5,535,448	5,552,255	7/16/08	(16,807)
Czech Koruna	1,452,106	1,437,669	9/17/08	14,437
Danish Krone	1,000,020	980,429	9/17/08	19,591
Euro	42,084,462	41,629,814	9/17/08	454,648
Hungarian Forint	169,272	160,639	9/17/08	8,633
Japanese Yen	36,539,461	36,683,184	8/20/08	(143,723)
Malaysian Ringgit	1,295,314	1,309,454	1/8/09	(14,140)
Malaysian Ringgit	1,326,039	1,362,729	8/20/08	(36,690)
Mexican Peso	17,767,362	17,455,370	7/16/08	311,992
Norwegian Krone	117,219,588	116,476,300	9/17/08	743,288
Polish Zloty	1,368,617	1,326,922	9/17/08	41,695
South African Rand	2,775,542	2,732,520	7/16/08	43,022
Swedish Krona	1,704,577	1,698,538	9/17/08	6,039
Swiss Franc	44,381,515	43,769,522	9/17/08	611,993
Turkish Lira	3,465,056	3,410,149	9/17/08	54,907

Total				$8,214,363

Putnam Asset Allocation: Growth Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08 (aggregate face value $640,369,037) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$20,380,692	$19,507,579	7/16/08	$(873,113)
British Pound	53,573,803	52,816,355	9/17/08	(757,448)
Canadian Dollar	97,578,684	97,824,580	7/16/08	245,896
Chilean Peso	1,171,869	1,292,979	7/17/08	121,110
Chinese Yuan	1,414,007	1,405,126	1/8/09	(8,881)
Euro	234,910,635	232,086,095	9/17/08	(2,824,540)
Hong Kong Dollar	4,864,454	4,870,880	8/20/08	6,426
Hungarian Forint	355,649	337,766	9/17/08	(17,883)
Japanese Yen	43,798,237	44,122,638	8/20/08	324,401
New Zealand Dollar	11,453,505	11,625,659	7/16/08	172,154
Norwegian Krone	16,168,618	16,099,320	9/17/08	(69,298)
Polish Zloty	1,255,830	1,225,504	9/17/08	(30,326)
Singapore Dollar	19,624,154	19,436,551	8/20/08	(187,603)
South African Rand	7,177,032	6,998,917	7/16/08	(178,115)
South Korean Won	6,901,122	6,910,714	8/20/08	9,592
Swedish Krona	75,333,041	75,154,837	9/17/08	(178,204)
Swiss Franc	42,299,290	41,390,356	9/17/08	(908,934)
Taiwan Dollar	6,267,022	6,208,463	8/20/08	(58,559)
Turkish Lira	1,080,687	1,054,718	9/17/08	(25,969)

Total				$(5,239,294)

Putnam Asset Allocation: Growth Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	56	$7,515,927	Jul-08	$574,764
Australian Government Treasury Bond 3 yr (Long)	522	126,019,267	Sep-08	396,306
Australian Government Treasury Bond 10 yr (Long)	699	470,131,830	Sep-08	1,479,488
Canadian Government Bond 10 yr (Long)	9	1,039,149	Sep-08	(6,320)
Canadian Government Bond 10 yr (Short)	28	3,232,907	Sep-08	19,141
Dow Jones Euro Stoxx 50 Index (Short)	2,098	111,679,939	Sep-08	7,015,300
Euro-Bobl 5 yr (Long)	20	3,331,858	Sep-08	(48,361)
Euro-Bund 10 yr (Long)	288	50,151,368	Sep-08	(288,357)
Euro-Bund 10 yr (Short)	442	76,968,418	Sep-08	1,356,125
Euro-CAC 40 Index (Short)	196	13,717,757	Jul-08	687,587
Euro-Dollar 90 day (Short)	33	7,958,775	Jun-09	64,923
Euro-Dollar 90 day (Short)	126	30,307,725	Sep-09	254,521
Euro-Dollar 90 day (Short)	125	29,979,688	Dec-09	267,423
Euro-Dollar 90 day (Short)	6	1,436,175	Mar-10	8,647
Euro-Schatz 2 yr (Long)	538	86,699,584	Sep-08	(479,383)
FTSE 100 Index (Long)	1,759	198,021,071	Sep-08	(6,022,411)
FTSE 100 Index (Short)	190	21,389,428	Sep-08	682,914
Hang Seng Index (Long)	809	114,757,660	Jul-08	(3,245,616)
IBEX 35 Index (Short)	9	1,694,372	Jul-08	115,661
Japanese Government Bond 10 yr (Long)	31	39,605,263	Sep-08	303,679
OMXS 30 Index (Short)	1,328	19,032,269	Jul-08	1,825,238
Russell 2000 Index Mini (Long)	81	5,602,770	Sep-08	(283,547)
Russell 2000 Index Mini (Short)	2,954	204,328,180	Sep-08	11,584,896
S&P 500 Index (Long)	14	4,483,850	Sep-08	(178,578)
S&P 500 Index E-Mini (Long)	7,921	507,340,050	Sep-08	(28,831,369)
S&P 500 Index E-Mini (Short)	703	45,027,150	Sep-08	1,998,629
S&P ASX 200 Index (Short)	262	32,605,964	Sep-08	1,135,338
S&P Mid Cap 400 Index E-Mini (Long)	798	65,531,760	Sep-08	(2,658,936)
S&P Mid Cap 400 Index E-Mini (Short)	577	47,383,240	Sep-08	1,920,256
S&P/MIB Index (Short)	49	11,450,499	Sep-08	466,872
S&P/Toronto Stock Exchange 60 Index (Short)	36	6,129,978	Sep-08	133,169
SGX MSCI Singapore Index (Short)	70	3,689,467	Jul-08	74,920
Sterling Interest Rate 90 day (Long)	49	11,448,380	Dec-08	(105,128)
Sterling Interest Rate 90 day (Long)	219	51,205,445	Jun-09	(615,300)
Sterling Interest Rate 90 day (Long)	211	49,340,184	Sep-09	(553,314)
Sterling Interest Rate 90 day (Long)	52	12,153,836	Mar-09	(138,224)
Tokyo Price Index (Short)	837	104,092,105	Sep-08	6,586,865
U.K. Gilt 10 yr (Long)	17	3,537,193	Sep-08	(68,155)
U.K. Gilt 10 yr (Short)	47	9,779,297	Sep-08	181,996
U.S. Treasury Bond 20 yr (Long)	1,328	153,508,500	Sep-08	2,708,007
U.S. Treasury Note 2 yr (Short)	5,204	1,099,101,063	Sep-08	(2,854,266)
U.S. Treasury Note 5 yr (Short)	390	43,116,328	Sep-08	136,079
U.S. Treasury Note 10 yr (Long)	1,321	150,490,797	Sep-08	1,094,337
U.S. Treasury Note 10 yr (Short)	569	64,821,547	Sep-08	39,961

Total				$(3,264,223)

Putnam Asset Allocation: Growth Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/08 (premiums received $10,496,782) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing on
May 19, 2019.	$71,807,000	May-09/4.735	$1,986,900
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
on May 19, 2019.	71,807,000	May-09/4.735	2,922,543
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	12,511,000	Dec-08/5.00	427,251
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	12,511,000	Dec-08/5.00	238,084
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.08	671,213
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.08	623,959
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.22	753,491
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	15,097,000	Feb-10/5.22	549,984
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May-12/5.51	260,581
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	4,114,000	May-12/5.51	179,905
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 2, 2019.	12,272,000	Feb-09/4.935	410,621
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 2, 2019.	12,272,000	Feb-09/4.935	330,117
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.35% versus the three month USD-LIBOR-BBA
maturing on August 28, 2018.	1,400,000	Aug-08/5.35	72,884
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.35% versus the three month
USD-LIBOR-BBA maturing August 28, 2018.	1,400,000	Aug-08/5.35	2,954
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.385% versus the three month USD-LIBOR-BBA
maturing August 28, 2018.	3,501,000	Aug-08/5.385	191,050
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.385% versus the three month
USD-LIBOR-BBA maturing on August 28, 2018.	3,501,000	Aug-08/5.385	6,407
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,057,000	May-12/5.515	130,866
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	2,057,000	May-12/5.515	89,706
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	823,000	May-12/5.52	52,425
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	823,000	May-12/5.52	35,743

Total			$9,936,684

Putnam Asset Allocation: Growth Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08 (proceeds receivable $200,335,625) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2038	$1,000,000	7/14/08	$1,028,594
FNMA, 5 1/2s, July 1, 2038	169,000,000	7/14/08	166,517,818
FNMA, 5s, July 1, 2038	35,000,000	7/14/08	33,537,109

Total			$201,083,521

Putnam Asset Allocation: Growth Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$1,000,000		$--	3/30/09	3.075%	3 month USD-LIBOR-BBA	$(7,995)

	3,946,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(22,759)

	9,813,000		--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(9,576)

	2,500,000		--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(61,868)

	9,748,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	294,278

	740,000		--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(4,253)

	260,000		--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(23)

	110,000		--	6/23/15	4.45%	3 month USD-LIBOR-BBA	96

	130,000		--	6/24/15	4.39%	3 month USD-LIBOR-BBA	592

	4,800,000		--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(153,238)

	80,000		--	5/31/16	5.58909%	3 month USD-LIBOR-BBA	(5,788)

	786,000		--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(36,775)

	5,500,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	85,349

	3,543,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(20,802)

	1,091,000		--	5/15/18	4.48%	3 month USD-LIBOR-BBA	13,985

Bear Stearns Bank PLC
	5,500,000		--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(202,401)

Citibank, N.A.
	1,187,000		--	4/3/18	4.18%	3 month USD-LIBOR-BBA	41,090

	230,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(13,350)

	4,920,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(210,597)

	1,361,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(28,200)

	8,737,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(148,189)

	8,978,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(330,533)

	2,986,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(62,194)

	290,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	10,538

	8,357,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	66,248

	1,572,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(4,066)

Credit Suisse First Boston International
	687,400		--	7/9/14	4.945%	3 month USD-LIBOR-BBA	(32,176)

	13,580,000		--	10/7/14	3 month USD-LIBOR-BBA	4.624%	214,827

Credit Suisse International
CHF	4,400,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(155,336)

CHF	19,430,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	248,482

CHF	19,430,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	221,538

CHF	4,400,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(161,676)

	$516,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(25,379)

	269,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	15,368

	985,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	54,399

	1,111,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(56,005)

	18,500,000		--	12/4/08	4.9485%	3 month USD-LIBOR-BBA	(193,773)

Deutsche Bank AG
	317,679		--	8/2/32	5.86%	3 month USD-LIBOR-BBA	(46,559)

	283,084		--	8/2/22	3 month USD-LIBOR-BBA	5.7756%	32,856

EUR	12,410,000	(E)	--	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	256,228

EUR	56,920,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(1,206,599)

EUR	48,650,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	1,414,385

EUR	13,620,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(330,761)

GBP	16,294,000		--	6/26/10	6 month GBP-LIBOR-BBA	6.18%	(31,775)

	$2,160,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	119,290

	1,470,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	51,144

Goldman Sachs Capital Markets, L.P.
	639,659		--	8/1/32	5.919%	3 month USD-LIBOR-BBA	(99,470)

	570,000		--	8/1/22	3 month USD-LIBOR-BBA	5.845%	70,587

	317,679		--	8/12/32	5.689%	3 month USD-LIBOR-BBA	(38,622)

	283,084		--	8/12/22	3 month USD-LIBOR-BBA	5.601%	27,545

Goldman Sachs International
	2,675,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(60,431)

EUR	22,370,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(731,899)

	$3,713,000		--	3/27/18	4.125%	3 month USD-LIBOR-BBA	118,486

	4,135,000		--	3/27/13	3 month USD-LIBOR-BBA	3.4625%	(99,658)

	1,425,000		--	3/29/38	4.665%	3 month USD-LIBOR-BBA	51,800

GBP	18,640,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(653,189)

GBP	4,510,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	418,508

	$595,000		--	4/2/18	4.076%	3 month USD-LIBOR-BBA	25,605

	16,446,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(555,917)

CHF	29,720,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	255,973

CHF	6,780,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(188,572)

	$2,594,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	41,122

GBP	27,260,000		--	4/21/10	6 month GBP-LIBOR-BBA	5.34125%	(830,688)

GBP	6,610,000		--	4/23/18	5.2%	6 month GBP-LIBOR-BBA	463,759

	$7,739,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	74,048

	68,619,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(893,598)

	5,908,000		--	4/11/12	3.1825%	3 month USD-LIBOR-BBA	180,005

JPY	4,795,130,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(62,770)

JPY	1,054,930,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	18,707

	$1,243,000		--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(22,555)

	414,000		--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	21,269

	795,000		--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(45,224)

21,860,000	--	6/12/17	3 month USD-LIBOR-BBA	5.7175%	1,803,822

7,200,000	--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(290,730)

8,290,000	--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(94,501)

1,865,000	--	11/20/26	3 month USD-LIBOR-BBA	5.261%	84,778

8,287,000	--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(92,016)

1,835,000	--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	71,284

1,846,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	64,894

1,700,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	82,599

720,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	25,862

690,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(38,583)

285,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(20,560)

1,999,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(80,689)

975,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(44,967)

8,931,300	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	275,610

14,259,300	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	399,605

3,968,000	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(205,496)

800,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	29,298

JPMorgan Chase Bank, N.A.
1,597,000	--	2/15/18	3 month USD-LIBOR-BBA	5.34%	111,359

601,000	--	2/19/18	3 month USD-LIBOR-BBA	4.585%	4,660

3,600,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(166,317)

4,353,000	--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(262,191)

37,233,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	520,925

7,633,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	29,343

6,495,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(27,499)

1,671,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(30,714)

13,753,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(312,802)

78,169,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(701,662)

10,478,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(400,394)

16,151,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(628,354)

45,327,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(585,960)

8,543,000	--	3/26/10	3 month USD-LIBOR-BBA	2.33375%	(109,365)

7,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(311,525)

739,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(47,157)

7,675,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(199,835)

5,417,000	--	5/7/13	3.9325%	3 month USD-LIBOR-BBA	64,263

1,457,000	--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(26,935)

601,000	--	5/16/18	4.53%	3 month USD-LIBOR-BBA	5,381

6,577,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(37,241)

26,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(270,165)

7,300,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	591,247

3,430,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	35,678

1,930,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(78,433)

2,690,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(114,621)

3,870,000	--	11/6/16	3 month USD-LIBOR-BBA	5.12%	159,873

2,000,000	--	6/27/18	3 month USD-LIBOR-BBA	4.8305%	24,849

2,763,000	--	11/14/11	5.0235%	3 month USD-LIBOR-BBA	(97,665)

8,269,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(95,244)

1,859,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	85,650

1,200,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	114,501

2,841,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(97,077)

810,000	--	1/26/17	5.287%	3 month USD-LIBOR-BBA	(53,956)

644,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	49,356

685,000	--	2/23/17	5.211%	3 month USD-LIBOR-BBA	(40,717)

5,150,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	328,695

486,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	24,924

700,000	--	8/7/12	3 month USD-LIBOR-BBA	5.194%	39,336

640,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(3,119)

160,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	757

2,210,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	(23,025)

466,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	11,634

19,800,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	1,114,913

10,099,000	--	8/24/09	3 month USD-LIBOR-BBA	4.9125%	345,173

4,139,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(270,201)

1,175,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(74,203)

14,259,300	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	402,219

3,968,000	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(205,784)

1,507,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(87,984)

1,413,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(32,574)

930,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	32,480

8,737,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(149,545)

8,978,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(335,381)

9,779,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	14,278

1,572,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(9,025)

2,700,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	54,159

1,200,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	100,232

17,000,000	--	8/25/10	4.4725%	3 month USD-LIBOR-BBA	(525,281)

13,000,000	--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	134,775

4,400,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(132,847)

11,006,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	170,675

1,071,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	29,883

	1,428,000		--	1/24/18	4.175%	3 month USD-LIBOR-BBA	35,169

	1,428,000		--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	36,632

	21,814,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(408,729)

	63,800,000		--	2/4/10	3 month USD-LIBOR-BBA	2.835%	(87,088)

	9,900,000		--	2/4/18	3 month USD-LIBOR-BBA	4.2625%	(175,389)

	13,065,000		--	2/5/18	3 month USD-LIBOR-BBA	4.28%	(214,311)

	7,234,000		--	4/11/17	5.1975%	3 month USD-LIBOR-BBA	(350,052)

	600,000		--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(12,628)

	200,000		--	4/17/17	3 month USD-LIBOR-BBA	5.266%	10,617

Lehman Brothers Special Financing, Inc.
	1,834,000		(11,031)	2/26/18	3 month USD-LIBOR-BBA	4.65%	12,811

	8,557,000		51,467	2/26/18	4.65%	3 month USD-LIBOR-BBA	(59,775)

	3,232,000		--	3/7/18	4.34%	3 month USD-LIBOR-BBA	41,345

	633,000		(438)	3/14/18	3 month USD-LIBOR-BBA	4.35%	(8,451)

	1,840,000		--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(76,774)

	14,696,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13666%	(567,210)

	8,076,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(282,874)

	53,910,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(670,759)

	53,910,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(626,437)

	4,315,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	80,000

	10,478,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(436,233)

	8,630,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	(259)

	8,659,000		--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(364,469)

EUR	5,750,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(23,907)

	$29,100,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(1,007,331)

	9,900,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	487,932

GBP	14,910,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(619,412)

GBP	4,210,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	441,387

EUR	3,770,000	(E)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	30,577

	$4,551,000		--	4/3/18	4.087%	3 month USD-LIBOR-BBA	191,890

EUR	57,170,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(1,546,836)

EUR	48,650,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	1,927,731

EUR	13,580,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(542,164)

	$455,613,000		--	5/30/10	3 month USD-LIBOR-BBA	3.4275%	(343,325)

	81,400,000		--	4/8/13	3.435%	3 month USD-LIBOR-BBA	2,672,735

	119,100,000		--	4/8/13	3 month USD-LIBOR-BBA	3.435%	(3,910,599)

	6,999,000		--	4/16/18	3 month USD-LIBOR-BBA	4.405%	(120,393)

	2,297,000		--	4/19/38	4.8425%	3 month USD-LIBOR-BBA	37,428

	2,135,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	1,135

	141,000		--	4/26/38	3 month USD-LIBOR-BBA	4.77%	(4,035)

	18,615,000	(E)	--	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(63,849)

	8,900,000		--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(400,405)

	14,799,000		--	5/18/18	4.2375%	3 month USD-LIBOR-BBA	476,346

	14,100,000		--	5/9/13	3 month USD-LIBOR-BBA	3.875%	(204,145)

EUR	17,444,000	(E)	--	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	(28,571)

	$25,885,000	(E)	--	6/3/18	5.28%	3 month USD-LIBOR-BBA	(68,854)

	3,000,000	(F)	--	6/30/13	3 month USD-LIBOR-BBA	4.362%	14,134

	57,280,000	(E)	--	7/2/18	5.19%	3 month USD-LIBOR-BBA	--

EUR	39,370,000	(E)	--	7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	--

	$248,932,000		--	6/3/10	3 month USD-LIBOR-BBA	3.41%	(344,201)

	38,235,000		--	6/3/38	5.0975%	3 month USD-LIBOR-BBA	(812,868)

	58,000,000		--	6/9/13	4.2075%	3 month USD-LIBOR-BBA	55,368

	7,553,000		--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(192,591)

EUR	9,150,000	(E)	--	6/11/38	4.52%	6 month EUR-EURIBOR-Reuters	404,930

	$13,740,000	(E)	--	6/11/38	3 month USD-LIBOR-BBA	5.54%	266,831

EUR	15,655,000	(E)	--	6/12/38	4.7625%	6 month EUR-EURIBOR-Reuters	236,689

	$23,480,000	(E)	--	6/12/38	3 month USD-LIBOR-BBA	5.4175%	235,974

EUR	17,444,000	(E)	--	6/12/18	4.7225%	6 month EUR-EURIBOR-Reuters	206,594

	$25,885,000	(E)	--	6/12/18	3 month USD-LIBOR-BBA	5.1575%	(45,299)

	1,190,000		--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(60,800)

	3,494,125		--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(123,054)

	3,942,000		--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(139,010)

	976,000		--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(63,887)

	985,708		--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(49,872)

	116,000,000		--	6/24/13	3 month USD-LIBOR-BBA	4.41375%	839,077

	1,000,000		--	6/26/13	3 month USD-LIBOR-BBA	4.465%	9,420

	217,271		--	8/29/17	3 month USD-LIBOR-BBA	5.32%	14,690

	7,039,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	142,053

	16,076,000		--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(994,662)

	13,949,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(1,212,763)

	7,140,000		--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(480,098)

	1,530,000		--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(73,947)

	2,400,000		--	10/23/08	3 month USD-LIBOR-BBA	5.26%	27,957

	965,000		--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	54,741

	2,400,000		--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(27,887)

	965,000		--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(54,572)

	21,370,000		--	11/29/08	3 month USD-LIBOR-BBA	5.045%	233,044

	7,670,000		--	11/29/16	3 month USD-LIBOR-BBA	5.02%	254,400

	1,900,000		--	11/29/26	3 month USD-LIBOR-BBA	5.135%	56,393

	14,433,000		--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(381,534)

	7,900,000		--	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(208,625)

	2,426,000		--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(110,657)

	5,954,200		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	183,010

	14,259,300		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	421,579

	3,968,000		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(247,875)

	1,361,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(27,419)

	510,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	17,713

	8,737,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(150,226)

	8,978,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(319,737)

	320,000		--	11/9/17	3 month USD-LIBOR-BBA	5.0385%	10,689

	1,370,000		--	11/9/17	3 month USD-LIBOR-BBA	5.068%	48,889

	52,579,000		--	12/11/17	4.839%	3 month USD-LIBOR-BBA	(841,958)

	8,357,000		--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	63,622

	10,390,000		--	11/15/08	5.1125%	3 month USD-LIBOR-BBA	(118,856)

	2,300,000		--	11/15/26	3 month USD-LIBOR-BBA	5.246%	102,304

	24,744,000		--	2/8/10	2.728%	3 month USD-LIBOR-BBA	91,304

	17,907,000		--	2/7/18	4.217%	3 month USD-LIBOR-BBA	388,831

	6,008,000		--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(53,220)

	5,700,000		--	2/4/38	3 month USD-LIBOR-BBA	4.806%	(62,796)

EUR	2,875,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(54,968)

	$53,910,000		--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(699,470)

EUR	22,370,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(666,224)

	$5,660,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	(9,226)

Merrill Lynch Capital Services, Inc.
	7,200,000		--	3/2/11	5.815%	3 month USD-LIBOR-BBA	(488,879)

	1,361,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(27,575)

	308,000		--	5/7/38	4.8775%	3 month USD-LIBOR-BBA	3,710

	42,391,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	132,945

	1,660,000		--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(51,490)

Morgan Stanley Capital Services, Inc.
GBP	7,000,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	652,072

GBP	29,000,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(1,059,063)

	$413,000		--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(25,991)

	1,452,000		--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(84,739)

Total							$(14,849,107)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Growth Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$2,160,000	(2)(F)	7/2/08	(Banc of America	The spread	$166,609
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities -
				the modified	CMBS AAA 10 year
				duration factor	Index
minus 150 bp)

	530,000	(1)(F)	11/1/08	Banc of America	The spread	(4,437)
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities -
				the modified	CMBS AAA 10 year
				duration factor	Index
minus 20 bp

Citibank, N.A.
	16,778,631		9/4/08	1 month USD-	Russell 2000	1,311,096
				LIBOR-BBA minus	Total Return
				0.95%	Index

	41,741,868		1/15/09	3 month USD-	Russell 2000	(70,347)
				LIBOR-BBA minus	Total Return
				110 bp	Index

Goldman Sachs International
EUR	18,424,000	(F)	3/26/09	(2.27%)	Eurostat	229,251
Eurozone HICP
excluding tobacco

EUR	14,750,000		4/30/13	2.375%	French Consumer	(510,126)
Price Index
excluding tobacco

EUR	14,750,000	(F)	4/30/13	(2.41%)	Eurostat	701,539
Eurozone HICP
excluding tobacco

EUR	14,750,000		5/6/13	2.34%	French Consumer	(536,616)
Price Index
excluding tobacco

EUR	14,750,000		5/6/13	(2.385%)	Eurostat	595,620
Eurozone HICP
excluding tobacco

GBP	8,850,000		5/9/13	3.10%	GBP Non-revised	(593,402)
Retail Price
Index

	$2,670,000	(2)(F)	7/2/08	(Banc of America	The spread	110,522
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities -
				the modified	CMBS AAA 10 year
				duration factor	Index
minus 125 bp)

	4,230,000	(1)(F)	11/2/08	20 bp plus	The spread	(112,188)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities -
				Securities AAA	CMBS AAA 10 year
				10 year Index	Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
	29,266,767		4/15/09	(3 month USD-	A basket	(6,486,932)
				LIBOR-BBA plus	of common stocks
25 bp)

	29,330,518		4/15/09	(3 month USD-	A basket	7,930,569
				LIBOR-BBA minus	of common stocks
40 bp)

	1,431,150	(1)(F)	8/1/08	Change in spread	The spread	(147,207)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

	82,408,625		9/24/08	3 month USD-	Russell 2000	4,061,811
				LIBOR-BBA	Total Return
Index

	38,013,356		11/26/08	3 month USD-	Standard & Poors	1,963,246
				LIBOR-BBA minus	US 600 Smallcap
				50 bp	total return
index

Lehman Brothers Special Financing, Inc.
	2,427,000	(2)(F)	8/1/08	(Beginning	The spread	(143,717)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	2,123,000	(2)	9/1/08	(Beginning	The spread	(118,814)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	520,000	(1)	7/1/08	Lehman Brothers	The spread	(10,701)

				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 75 bp

	530,000	(1)	11/1/08	Lehman Brothers	The spread	(6,846)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 40 bp

	9,212,000		7/2/10	(3.4075%)	USA Non Revised	--
Consumer Price
Index- Urban
(CPI-U)

	7,900,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(777,360)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	4,900,000	(2)(F)	7/2/08	(Beginning	The spread	468,606
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 230 bp)

	2,532,000	(2)	7/1/08	(Beginning	The spread	(112,705)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 100 bp)

	1,722,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(16,627)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

	1,722,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(15,767)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

	1,533,000	(2)(F)	8/1/08	(Lehman Brothers	The spread	14,803
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 20 year Index
duration factor
plus 40 bp)

	4,313,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(55,664)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
	21,070,880		10/28/08	3 month USD-	Russell 2000	561,683
				LIBOR-BBA minus	Total Return
				105 bp	Index

Morgan Stanley Capital Services, Inc.
	4,379,000	(1)(F)	8/1/08	Beginning	The spread	(46,142)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

	2,014,427		2/3/09	(3 month USD-	MSCI 10 year	(582,218)
				LIBOR-BBA minus	Total Return Net
				4.40%)	Emerging Markets
India USD Index

UBS AG
	869,401		2/11/09	(3 month USD-	MSCI 10 year	(239,178)
				LIBOR-BBA minus	Total Return Net
				4.30%)	Emerging Markets
India USD Index

Total						$7,528,361

(E) See Total return swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

Putnam Asset Allocation: Growth Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront				Fixed payments	Unrealized
Swap counterparty /	premium	Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater, Inc.,
6 1/2%, 6/15/13	$--	$75,000		12/20/08	550 bp	$(2,253)

Computer Science Corp.,
5%, 2/15/13	--	1,190,000		3/20/18	(71 bp)	4,811

DJ ABX NA CMBX BBB Index	500	727,000	(F)	10/12/52	(134 bp)	208,031

DJ ABX NA HE AAA Index	77,151	664,568	(F)	7/25/45	18 bp	22,743

DJ CDX NA HY Series 10	86,625	3,300,000		6/20/13	500 bp	(103,594)

DJ CDX NA HY Series 9
Index	(41,940)	7,063,650		12/20/12	375 bp	(660,816)

Embarq Corp., 7.082%,
6/1/16	--	950,000		6/20/16	(265 bp)	(14,117)

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	935,000		12/20/12	(252 bp)	6,648

Marriott International,
4 5/8%, 6/15/12	--	475,000		6/20/12	(139 bp)	15,088

Mattel, Inc., 7 1/4%,
7/9/12	--	1,645,000		3/20/13	(157.2 bp)	(60,767)

Nalco Co. 7.75%,11/15/11	--	70,000		9/20/12	350 bp	(1,281)

Oneok Partners, 7.1%,
3/15/11	--	950,000		12/20/16	(102 bp)	3,827

Ryder System, Inc.,
6.95%, 12/1/25	--	1,645,000		3/20/13	(135 bp)	(22,245)

Sealed Air Corp.,
5 5/8%, 7/15/13	--	1,040,000		9/20/13	(169 bp)	(6,787)

Spectra Energy Capital,
6 1/4%, 2/15/13	--	1,645,000		9/20/14	(115 bp)	(22,309)

Visteon Corp., 7%,
3/10/14	(127,500)	480,000		9/20/13	(500 bp)	36,090

Citibank, N.A.
Abitibibowater, Inc.,
6 1/2%, 6/15/13	--	75,000		12/20/08	725 bp	(1,608)

Abitibibowater, Inc.,
6 1/2%, 6/15/13	--	75,000		12/20/08	800 bp	(1,332)

Abitibibowater, Inc.,
6 1/2%, 6/15/13	--	75,000		12/20/08	825 bp	(1,240)

Countrywide Financial
Corp., USLibor+14,
1/5/09	--	730,000		3/20/09	(875 bp)	(27,246)

DJ ABX NA HE AAA Index	131,701	1,237,437		7/25/45	18 bp	29,392

DJ ABX NA HE AAA Index	254,155	3,051,687		7/25/45	18 bp	1,848

DJ ABX NA HE AAA Index	246,453	3,051,687		7/25/45	18 bp	(5,853)

Donnelley (R.R.) &
Sons, 4.95%, 4/1/14	--	1,810,000		3/20/12	(102 bp)	23,868

Electronic Data Systems
Corp., 6.5%, 8/1/13	--	660,000		9/20/13	(155 bp)	(29,293)

Freescale
Semiconductor, 8 7/8%,
12/15/14	--	190,000		9/20/12	495 bp	(21,454)

Hanson PLC, 7 7/8%,
9/27/10	--	1,535,000		9/20/16	(71 bp)	(5,828)

International Lease
Finance Corp., 4.15%,
1/20/15	--	1,840,000		6/20/13	(222.50 bp)	60,352

International Lease
Finance Corp., 4.15%,
1/20/15	--	625,000		9/20/13	(105 bp)	49,274

Lear Corp., term loan	--	265,000		6/20/13	(225 bp)	18,527

Lexmark International,
Inc., 5.9%, 6/1/13	--	905,000		6/20/13	108.5 bp	1,451

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	1,755,000		12/20/12	(275 bp)	(2,721)

Limited Brands, Inc.,
6 1/8%, 12/1/12	--	295,000		6/20/11	(250 bp)	(340)

Masco Corp., 5 7/8%,
7/15/12	--	2,370,000		3/20/17	(213 bp)	48,417

Newell Rubbermaid,
Inc., 6.35%, 7/15/28	--	1,375,000		6/20/13	(85 bp)	(6,050)

Qwest Capital Funding,
7 3/4%, 2/15/31	--	1,475,000		6/20/13	(263 bp)	32,662

Rexam PLC, 4 3/8%,
3/15/13	--	655,000		6/20/13	(145 bp)	1,900

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--	350,000		6/20/13	585 bp	(12,849)

Wind Acquisition

9 3/4%, 12/1/15	--	EUR	48,000		3/20/13	(495 bp)	(1,109)

Credit Suisse International
Arrow Electronics,
Inc., 6 7/8%, 6/1/18	--		$1,405,000		10/1/10	(54.2 bp)	(1,580)

DJ ABX NA HE AAA Index	154,413		1,015,586		7/25/45	18 bp	71,111

DJ CMB NA CMBX AA Index	(21,235)		95,000	(F)	10/12/52	(25 bp)	(5,482)

DJ CMB NA CMBX AAA Index	1,352,369		8,125,000	(F)	12/13/49	8 bp	686,778

DJ CMB NA CMBX AAA Index	599,995		3,830,000	(F)	2/17/51	35 bp	342,029

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--		115,000		6/20/17	297 bp	(12,603)

Echostar DBS Corp.,
6 5/8%, 10/1/14	--		150,000		6/20/13	(225 bp)	4,810

Deutsche Bank AG
CBS Corp, 4 5/8%,
5/15/18	--		1,705,000		6/20/11	(102 bp)	8,155

CBS Corp., 4 5/8%,
5/15/18	--		1,465,000		9/20/12	(87 bp)	26,355

CNA Financial Corp.,
5.85%, 12/15/14	--		1,415,000		9/20/16	(155 bp)	(15,377)

DJ ABX NA CMBX AAA Index	15,676		260,000	(F)	2/17/51	35 bp	(1,837)

DJ ABX NA HE AAA Index	61,725		596,533		7/25/45	18 bp	11,058

DJ ABX NA HE AAA Index	164,236		2,169,212		7/25/45	18 bp	(20,008)

DJ CDX NA IG Series 9
Index	(4,835)		1,080,000		12/20/12	(60 bp)	31,138

DJ CDX NA IG Series 9
Index 30-100% tranche	--		5,070,000	(F)	12/20/12	(65 bp)	(30,291)

DJ iTraxx Europe Series
9 Version 1	131,841	EUR	1,930,000		6/20/13	(650 bp)	(18,934)

General Electric
Capital Corp., 6%,
6/15/12	--		$460,000		9/20/13	109 bp	(11,218)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	130,000		6/20/09	400 bp	1,441

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	470,000		6/20/09	400 bp	5,208

iStar Financial, Inc.,
6%, 12/15/10	77,625		$1,150,000		3/20/09	500 bp	41,493

Korea Monetary STAB
Bond, 5%, 2/14/09	--		1,335,000	(F)	2/23/09	105 bp	2,307

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		1,335,000	(F)	2/19/10	115 bp	5,327

Malaysian Government,
6.844%, 10/1/09	--		1,647,000		10/1/09	90 bp	10,977

Nalco Co. 7.75%,
11/15/11	--		60,000		12/20/12	363 bp	(1,120)

Packaging Corporation
of America, 5 3/4%,
8/1/13	--		1,730,000		9/20/13	(129 bp)	(12,606)

Pitney Bowes, Inc.,
4 5/8%, 10/1/12	--		615,000		3/20/18	(95 bp)	(8,813)

PPG Industries, Inc.,
7.05%, 8/15/09	--		915,000		3/20/18	(154 bp)	(43,034)

Republic of China, zero
coupon, 12/5/08	--		2,225,000	(F)	12/12/08	115 bp	7,786

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	420,000		6/20/09	135 bp	80

Tyco Electronics Group,
6.55%, 10/1/17	--		$940,000		12/20/17	(125.5 bp)	(27,151)

Unity Media GmBh,
8 3/4%, 2/15/15	--	EUR	605,000		6/20/13	460 bp	(23,673)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	605,000		9/20/13	477 bp	(15,988)

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	--		$340,000		9/20/13	495 bp	(1,131)

DJ ABX HE A Index	110,565		165,000		1/25/38	369 bp	(38,302)

DJ ABX HE AAA Index	38,779		165,000	(F)	1/25/38	76 bp	(50,498)

DJ ABX NA HE AAA Index	79,132		1,045,166		7/25/45	18 bp	(3,728)

DJ CDX NA CMBX AAA Index	8,778		240,000		3/15/49	7 bp	(8,213)

DJ CDX NA HY Series 10	2,035,000		44,000,000		6/20/13	500 bp	(507,369)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		31,520,000		12/20/10	417.1 bp	1,043,768

DJ CDX NA HY Series 9
Index 25-35% tranche	--		8,870,000		12/20/10	435 bp	331,642

DJ CDX NA IG Series 10
Index	11,575		603,000		6/20/18	(150 bp)	3,906

DJ CDX NA IG Series 10
Index	(97,595)		3,900,000		6/20/13	155 bp	(70,359)

DJ CDX NA IG Series 10
Index	(421,669)		22,000,000		6/20/13	155 bp	(268,030)

DJ CDX NA IG Series 10
Index	(407,535)		20,720,000		6/20/13	155 bp	(262,834)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		8,870,000		6/20/13	(44.25 bp)	30,993

General Motors Corp.,
7 1/8%, 7/15/13	--		35,000		9/20/08	620 bp	(345)

General Motors Corp.,
7 1/8%, 7/15/13	--		160,000		9/20/08	620 bp	(1,575)

Lighthouse
International Co. SA,
8%, 4/30/14	--	EUR	1,195,000		3/20/13	680 bp	(80,568)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	1,195,000		3/20/13	597 bp	98,491

JPMorgan Chase Bank, N.A.
Cardinal Health, Inc.,
5.85%, 12/15/17	--		$490,000		6/20/12	(40 bp)	14

CenturyTel, Inc., 6%,
4/1/17	--		725,000		6/20/13	(95 bp)	24,301

Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	1,195,000		3/20/13	795 bp	120,416

Cox Communications,
Inc., 6.8%, 8/1/28	--		$2,360,000		3/20/10	(45 bp)	(2,071)

Darden Restaurants,
Inc., 6%, 8/15/35	--		1,485,000		12/20/17	(155.3 bp)	9,081

DJ CDX NA HY Series 9
Index 25-35% tranche	--		5,070,000		12/20/10	388.75 bp	133,533

DJ CDX NA IG Series 10
Index	(1,048)		190,000		6/20/13	155 bp	279

DJ CMB NA CMBX AAA Index	101,673		852,000	(F)	2/17/51	35 bp	44,287

DJ CMB NA CMBX AAA Index	331,066		2,645,000	(F)	12/13/49	8 bp	114,391

DJ CMB NA CMBX AAA Index	92,054		843,000	(F)	2/17/51	35 bp	35,274

DJ iTraxx Europe
Crossover Series 8
Version 1	(638,695)	EUR	4,780,000		12/20/12	(375 bp)	(317,391)

Freeport-McMoRan Copper
& Gold, Inc., 8 3/8%,
4/1/17	--		$1,345,000		6/20/12	(145 bp)	(4,531)

iStar Financial, Inc.,
6%, 12/15/10	73,850		1,055,000	(F)	3/20/09	500 bp	43,295

Lexmark International,
Inc., 5.9%, 6/1/13	--		1,550,000		6/20/13	(113 bp)	(1,898)

Nextel Communications,
7 3/8%, 8/1/15	--		1,685,000		9/20/13	(540 bp)	(69,186)

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		280,000		6/20/13	595 bp	(7,875)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		75,000	(F)	3/20/13	685 bp	(4,040)

Lehman Brothers Special Financing, Inc.
CNA Financial Corp.,
5.85%, 12/15/14	--		885,000		9/20/11	(174 bp)	(17,702)

Community Health
Systems, 8 7/8%, 7/15/15	--		175,000		12/20/12	360 bp	(6,221)

DJ ABX HE A Index	110,565		165,000		1/25/38	369 bp	(38,164)

DJ ABX HE A Index	114,675		165,000		1/25/38	369 bp	(34,057)

DJ ABX HE AAA Index	38,779		165,000	(F)	1/25/38	76 bp	(50,498)

DJ ABX HE AAA Index	46,200		165,000	(F)	1/25/38	76 bp	(43,077)

DJ ABX HE PEN AAA Index	4,953		70,754	(F)	5/25/46	11 bp	(5,376)

DJ ABX HE PEN AAA Index	5,041		70,754	(F)	5/25/46	11 bp	(5,288)

DJ ABX NA HE AAA Index	254,565		3,362,279	(F)	7/25/45	18 bp	(20,705)

DJ ABX NA HE AAA Index	100,108		1,300,541	(F)	7/25/45	18 bp	(6,368)

DJ CDX NA CMBX AA Index	(6,654)		210,000	(F)	3/15/49	(15 bp)	43,086

DJ CDX NA HY Series 10
Index	6,051,063		138,310,000		6/20/13	500 bp	(1,921,433)

DJ CDX NA HY Series 10
Index	(2,740,500)		62,640,000		6/20/13	(500 bp)	870,209

DJ CDX NA HY Series 10
Index	175,313		2,750,000		6/20/13	500 bp	16,796

DJ CDX NA IG Series 10
Index	137,187		7,330,000		6/20/18	(150 bp)	43,962

DJ CDX NA IG Series 10
Index	39,228		2,593,000		6/20/18	(150 bp)	6,250

DJ CDX NA IG Series 10
Index	(1,327,684)		63,800,000		6/20/13	155 bp	(882,129)

DJ CDX NA IG Series 10
Index	1,749,296		84,060,000		6/20/13	(155 bp)	1,162,254

DJ CDX NA IG Series 9
Index	295,243		9,103,000		12/20/12	60 bp	(7,948)

DJ CDX NA IG Series 9
Index	(10,175)		2,320,000		12/20/12	(60 bp)	67,097

DJ CDX NA IG Series 9
Index	(91,318)		1,971,500		12/20/17	(80 bp)	(12,763)

DJ CMB NA CMBX AAA Index	382,332		3,232,000	(F)	2/17/51	35 bp	164,644

DJ iTraxx Europe Series
9 Version 1	(109,869)	EUR	790,000		6/20/13	650 bp	(48,153)

Embarq Corp., 7.082%,
6/1/16	--		$4,500,000		6/20/13	(237 bp)	(10,823)

Felcor Lodging, LP,
8 1/2%, 6/1/11	--		820,000		6/20/11	(334 bp)	24,624

General Electric
Capital Corp., 6%,
6/15/12	--		920,000		9/20/13	115 bp	(19,998)

Hanson PLC, 7 7/8%,
9/27/10	--		870,000		9/20/16	(140 bp)	(43,942)

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		120,000	(F)	3/20/13	645 bp	(8,057)

MediaCom, LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		755,000		9/20/13	820 bp	854

Motorola, Inc., 6 1/2%,
9/1/25	--		1,790,000		11/20/11	(335 bp)	(48,989)

Owens-Illinois, Inc.,
7.8%, 5/15/18	--		2,280,000		6/20/10	(128 bp)	2,369

Owens-Illinois, Inc.,
7.8%, 5/15/18	--		780,000		6/20/10	(130 bp)	509

Owens-Illinois, Inc.,
7.8%, 5/15/18	--		780,000		6/20/10	(140 bp)	(1,869)

Pearson PLC, 7%,
10/27/14	--		1,500,000		6/20/18	(69 bp)	20,999

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--		50,000		9/20/12	395 bp	(718)

Telecom Italia SPA,
5 3/8%, 1/29/19	--		1,610,000		7/20/11	(105 bp)	5,644

Telecom Italia SPA,
5 3/8%, 1/29/19	--		3,255,000		7/20/11	(108 bp)	8,430

US Steel Corp.,
6.65%,6/1/37	--		2,380,000		3/20/18	(141 bp)	37,344

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--		1,340,000		3/20/18	(130 bp)	(6,924)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--		110,000		9/20/08	500 bp	(1,427)

Merrill Lynch International
AmerisourceBergen
Corp., 5 7/8%, 9/15/15	--		195,000		9/20/12	(65 bp)	1,481

Block Financial, LLC
5 1/8%, 10/30/14	--		2,110,000		12/20/14	(69 bp)	18,310

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--		115,000		6/20/17	295 bp	(12,733)

Electronic Data Systems
Corp., 6%, 8/1/13	--		815,000		9/20/13	(100 bp)	(15,107)

Felcor Lodging, LP,
8 1/2%, 6/1/11	--		770,000		6/20/11	(316 bp)	26,769

Liberty Media, LLC,
5.7%, 5/15/13	--		1,490,000		6/20/09	(203 bp)	(11,265)

Marriott International,
4 5/8%, 6/15/12	--		2,340,000		6/20/12	(119 bp)	90,901

Pearson PLC, 7%,
10/27/14	--		970,000		6/20/18	(65 bp)	16,579

Sara Lee Corp., 6 1/8%,
11/1/32	--		670,000		6/20/13	55.5 bp	2,452

Supervalu, Inc.,
7 1/2%, 05/15/12	--		5,760,000		8/1/09	(90 bp)	17,626

Tyson Foods, Inc.,
6.6%, 4/1/16	--		1,485,000		12/20/11	(141 bp)	53,295

Tyson Foods, Inc.,
6.6%, 4/1/16	--		1,485,000		10/20/11	(152.50 bp)	41,368

Morgan Stanley Capital Services, Inc.
Bundesrepublic of
Deutschland, 6%, 6/20/16	--		2,595,000		6/20/18	8 bp	(1,695)

DJ ABX NA CMBX AAA Index	122,569		1,722,000	(F)	3/15/49	7 bp	2,815

DJ CDX NA IG Series 10
Index	78,503		4,029,500		6/20/18	(150 bp)	27,255

DJ CDX NA IG Series 10
Index	21,616		1,320,000		6/20/18	(150 bp)	4,827

DJ CDX NA IG Series 9
Index	(2,462)		550,000		12/20/12	(60 bp)	15,857

DJ CMB NA CMBX AA Index	(26,922)		118,000	(F)	10/12/52	(25 bp)	(7,355)

DJ CMB NA CMBX AAA Index	513,362	4,279,500	(F)	12/13/49	8 bp	162,791

DJ CMB NA CMBX AAA Index	281,014	2,589,500	(F)	2/17/51	35 bp	106,602

DJ CMB NA CMBX AAA Index	143,932	1,177,000	(F)	2/17/51	35 bp	64,657

DJ CMB NA CMBX AAA Index	156,678	1,177,000	(F)	12/13/49	8 bp	60,260

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--	115,000		6/20/12	225 bp	(7,589)

Nalco Co. 7.75%,
11/15/11	--	70,000		9/20/12	330 bp	(1,802)

Nalco Co. 7.75%,
11/15/11	--	110,000		3/20/13	460 bp	1,554

Republic of Austria,
5 1/4%, 1/4/11	--	2,595,000		6/20/18	(17 bp)	(6,693)

UBS, AG
Cardinal Health, Inc.,
5.85%, 12/15/17	--	4,045,000		6/20/13	(49 bp)	6,392

Total						$783,896

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08 (aggregate face value $353,316,353) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$78,325,577	$74,553,138	7/16/08	$3,772,439
Brazilian Real	5,461,409	4,956,010	7/16/08	505,399
British Pound	67,357,046	66,200,740	9/17/08	1,156,306
Canadian Dollar	2,612,848	2,622,660	7/16/08	(9,812)
Czech Koruna	797,974	797,145	9/17/08	829
Euro	26,651,144	26,372,350	9/17/08	278,794
Hungarian Forint	188,704	179,034	9/17/08	9,670
Japanese Yen	27,691,641	27,784,145	8/20/08	(92,504)
Malaysian Ringgit	1,118,560	1,130,810	1/8/09	(12,250)
Malaysian Ringgit	1,137,686	1,169,164	8/20/08	(31,478)
Mexican Peso	15,161,009	14,916,476	7/16/08	244,533
Norwegian Krone	98,288,023	97,606,941	9/17/08	681,082
Polish Zloty	1,236,449	1,198,718	9/17/08	37,731
South African Rand	2,072,921	2,042,495	7/16/08	30,426
Swiss Franc	29,220,145	28,898,357	9/17/08	321,788
Turkish Lira	2,934,650	2,888,170	9/17/08	46,480

Total				$6,939,433

Putnam Asset Allocation: Balanced Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08 (aggregate face value $594,667,921) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$19,591,120	$18,748,823	7/16/08	$(842,297)
British Pound	65,523,672	64,510,133	9/17/08	(1,013,539)
Canadian Dollar	77,182,590	77,243,116	7/16/08	60,526
Chilean Peso	693,101	783,368	7/17/08	90,267
Chinese Yuan	1,221,100	1,213,470	1/8/09	(7,630)
Danish Krone	1,176,271	1,153,227	9/17/08	(23,044)
Euro	214,018,797	211,373,881	9/17/08	(2,644,916)
Hong Kong Dollar	3,922,759	3,927,942	8/20/08	5,183
Hungarian Forint	46,648	44,515	9/17/08	(2,133)
Japanese Yen	55,813,959	56,266,014	8/20/08	452,055
New Zealand Dollar	10,455,976	10,622,709	7/16/08	166,733
Norwegian Krone	13,113,206	13,016,174	9/17/08	(97,032)
Peruvian New Sol	3,474,662	3,837,687	10/1/08	363,025
Polish Zloty	1,059,540	1,033,953	9/17/08	(25,587)
Singapore Dollar	16,868,458	16,702,235	8/20/08	(166,223)
South Korean Won	5,894,778	5,902,975	8/20/08	8,197
Swedish Krona	62,991,321	62,837,807	9/17/08	(153,514)
Swiss Franc	40,066,519	39,198,168	9/17/08	(868,351)
Taiwan Dollar	5,467,079	5,430,331	8/20/08	(36,748)
Turkish Lira	841,616	821,393	9/17/08	(20,223)

Total				$(4,755,251)

Putnam Asset Allocation: Balanced Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange Index (Short)	45	$6,039,584	Jul-08	$461,863
Australian Government Treasury Bond 3 yr (Long)	459	110,810,045	Sep-08	348,476
Australian Government Treasury Bond 10 yr (Long)	766	515,194,537	Sep-08	1,621,299
Canadian Government Bond 10 yr (Long)	11	1,270,071	Sep-08	(7,725)
Canadian Government Bond 10 yr (Short)	44	5,080,283	Sep-08	30,079
Dow Jones Euro Stoxx 50 Index (Short)	2,371	126,212,171	Sep-08	8,070,256
Euro-Bobl 5 yr (Long)	23	3,831,637	Sep-08	(55,638)
Euro-Bund 10 yr (Long)	370	64,430,576	Sep-08	(354,806)
Euro-Bund 10 yr (Short)	429	74,704,641	Sep-08	1,316,239
Euro-CAC 40 Index (Short)	162	11,338,146	Jul-08	568,312
Euro-Dollar 90 day (Short)	128	30,870,400	Jun-09	252,577
Euro-Dollar 90 day (Short)	428	102,950,050	Sep-09	863,098
Euro-Dollar 90 day (Short)	420	100,731,750	Dec-09	902,358
Euro-Dollar 90 day (Short)	22	5,265,975	Mar-10	31,640
Euro-Schatz 2 yr (Long)	381	61,398,776	Sep-08	(393,202)
Euro-Schatz 2 yr (Short)	120	19,338,197	Sep-08	(29,831)
FTSE 100 Index (Long)	1,324	149,050,539	Sep-08	(4,532,778)
FTSE 100 Index (Short)	333	37,487,787	Sep-08	1,196,896
Hang Seng Index (Long)	681	96,600,700	Jul-08	(2,732,095)
IBEX 35 Index (Short)	8	1,506,108	Jul-08	102,810
Japanese Government Bond 10 yr (Long)	33	42,160,441	Sep-08	322,630
OMXS 30 Index (Short)	1,158	16,595,909	Jul-08	1,591,612
Russell 2000 Index Mini (Long)	47	3,250,990	Sep-08	(180,809)
Russell 2000 Index Mini (Short)	3,304	228,537,680	Sep-08	12,902,453
S&P 500 Index E-Mini (Long)	4,031	258,185,550	Sep-08	(14,672,550)
S&P 500 Index E-Mini (Short)	725	46,436,250	Sep-08	2,061,175
S&P ASX 200 Index (Short)	224	27,876,855	Sep-08	970,671
S&P Mid Cap 400 Index E-Mini (Long)	369	30,302,280	Sep-08	(1,229,508)
S&P Mid Cap 400 Index E-Mini (Short)	488	40,074,560	Sep-08	1,624,064
S&P/MIB Index (Short)	46	10,749,448	Sep-08	438,288
S&P/Toronto Stock Exchange 60 Index (Short)	69	11,749,125	Sep-08	255,241
SGX MSCI Singapore Index (Short)	106	5,586,908	Jul-08	113,449
Sterling Interest Rate 90 day (Long)	65	15,186,627	Dec-08	(139,456)
Sterling Interest Rate 90 day (Long)	297	69,443,001	Jun-09	(835,230)
Sterling Interest Rate 90 day (Long)	283	66,176,644	Sep-09	(742,370)
Sterling Interest Rate 90 day (Long)	69	16,127,205	Mar-09	(183,155)
Tokyo Price Index (Short)	698	86,805,603	Sep-08	5,493,082
U.K. Gilt 10 yr (Long)	22	4,577,543	Sep-08	(88,201)
U.K. Gilt 10 yr (Short)	80	16,645,612	Sep-08	315,355
U.S. Treasury Bond 20 yr (Long)	1,504	173,853,000	Sep-08	3,001,007
U.S. Treasury Note 2 yr (Short)	8,250	1,742,425,781	Sep-08	(1,719,779)
U.S. Treasury Note 5 yr (Short)	457	50,523,492	Sep-08	174,366
U.S. Treasury Note 10 yr (Long)	2,948	335,841,688	Sep-08	2,940,452

Total				$20,072,615

Putnam Asset Allocation: Balanced Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/08 (premiums received $23,659,573) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
on May 19, 2019.	$26,807,000	May-09/4.735	$1,091,045
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing on
May 19, 2019.	26,807,000	May-09/4.735	741,750
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	53,578,000	Aug-08/5.31	2,634,967
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	53,578,000	Aug-08/5.31	132,873
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	43,363,000	Dec-08/5.00	1,480,846
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	43,363,000	Dec-08/5.00	825,198
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	56,491,000	Feb-10/5.215	2,805,343
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	56,491,000	Feb-10/5.215	2,054,578
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.22	1,916,794
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.22	1,399,094
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.08	1,707,486
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	38,405,000	Feb-10/5.08	1,587,279
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 2, 2019.	24,540,000	Feb-09/4.935	821,108
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 2, 2019.	24,540,000	Feb-09/4.935	660,126
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May-12/5.51	772,938
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	12,203,000	May-12/5.51	533,637
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	6,101,500	May-12/5.515	388,177
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	6,101,500	May-12/5.515	266,086
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	2,440,500	May-12/5.52	155,460
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	2,440,500	May-12/5.52	105,991

Total			$22,080,776

Putnam Asset Allocation: Balanced Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08 (proceeds receivable $684,744,297) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2038	$22,000,000	7/14/08	$22,629,064
FNMA, 5 1/2s, July 1, 2038	614,000,000	7/14/08	604,981,885
FNMA, 5s, July 1, 2038	64,000,000	7/14/08	61,324,998

Total			$688,935,947

Putnam Asset Allocation: Balanced Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$20,743,000		$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$1,139,316

	7,100,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(56,765)

	24,333,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(140,345)

	22,752,000		--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(22,202)

	17,346,000		--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(162,681)

	27,200,000		--	1/14/10	3 month USD-LIBOR-BBA	4.106%	659,753

	18,600,000		--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(460,300)

	954,000		--	9/24/09	3 month USD-LIBOR-BBA	4.7375%	28,800

	4,410,000		--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(25,345)

	1,590,000		--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(143)

	660,000		--	6/23/15	4.45%	3 month USD-LIBOR-BBA	577

	800,000		--	6/24/15	4.39%	3 month USD-LIBOR-BBA	3,641

	8,600,000		--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(274,552)

	1,470,000		--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(68,777)

	1,500,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	23,277

	9,379,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(55,066)

Bear Stearns Bank plc
	16,400,000		--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(603,524)

Citibank, N.A.
	900,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(52,242)

	13,500,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(577,857)

	14,124,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(292,654)

	36,115,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(612,552)

	37,113,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(1,366,344)

	18,310,000		--	11/23/17	4.885%	3 month USD-LIBOR-BBA	(381,368)

	620,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	22,529

	8,117,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	64,345

	1,526,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(3,947)

Credit Suisse First Boston International
	9,662,000		--	3/9/09	3 month USD-LIBOR-BBA	3.195%	93,387

Credit Suisse International
CHF	9,870,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(348,447)

CHF	43,600,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	557,582

CHF	43,600,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	497,121

CHF	9,870,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(362,668)

	$2,399,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(117,994)

	802,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	45,816

	4,358,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	240,679

	2,060,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(103,845)

Deutsche Bank AG
	1,404,369		--	8/2/32	5.86%	3 month USD-LIBOR-BBA	(205,822)

	1,251,434		--	8/2/22	3 month USD-LIBOR-BBA	5.7756%	145,246

EUR	4,510,000	(E)	--	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	93,118

EUR	75,370,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(1,597,705)

EUR	64,420,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	1,872,860

EUR	18,030,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(437,858)

GBP	21,781,000		--	6/26/10	6 month GBP-LIBOR-BBA	6.18%	(42,475)

	$9,915,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	547,575

	6,800,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	236,586

Goldman Sachs Capital Markets, L.P.
	2,822,353		--	8/1/32	5.919%	3 month USD-LIBOR-BBA	(438,889)

	2,515,000		--	8/1/22	3 month USD-LIBOR-BBA	5.845%	311,448

	1,404,369		--	8/12/32	5.689%	3 month USD-LIBOR-BBA	(170,735)

	1,251,434		--	8/12/22	3 month USD-LIBOR-BBA	5.601%	121,770

Goldman Sachs International
	9,611,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(217,125)

EUR	49,650,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(1,624,442)

GBP	41,380,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(1,450,052)

GBP	10,020,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	929,811

	$43,165,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(1,459,089)

CHF	66,690,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	574,389

CHF	15,200,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(422,757)

	$1,161,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	$(16,507)

	7,793,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	123,541

	5,161,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	49,382

	16,431,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(213,974)

JPY	6,314,910,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(82,664)

JPY	1,389,280,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	24,635

	$8,657,000		--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(157,090)

	2,762,000		--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	141,893

	1,464,000		--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(83,281)

	8,111,000		--	6/12/17	3 month USD-LIBOR-BBA	5.7175%	669,296

	50,200,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(2,027,037)

	34,166,000		--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(389,474)

	7,686,000		--	11/20/26	3 month USD-LIBOR-BBA	5.261%	349,387

	33,572,000		--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(372,770)

	7,431,000		--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	288,670

4,999,000	--	12/20/16	3 month USD-LIBOR-BBA	5.074%	175,735

6,080,000	--	1/8/12	3 month USD-LIBOR-BBA	4.98%	295,412

45,000,000	--	10/1/12	3 month USD-LIBOR-BBA	4.909%	1,545,472

1,330,000	--	11/9/17	3 month USD-LIBOR-BBA	5.071%	47,772

2,770,000	--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(154,888)

1,095,000	--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(78,994)

8,933,000	--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(360,580)

4,358,000	--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(200,991)

26,240,200	--	9/19/09	3 month USD-LIBOR-BBA	4.763%	809,744

42,465,200	--	9/21/09	3 month USD-LIBOR-BBA	4.60%	1,190,052

11,821,800	--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(612,229)

3,020,000	--	11/9/17	3 month USD-LIBOR-BBA	5.08%	110,599

74,216,000	--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(8,067,207)

JPMorgan Chase Bank, N.A.
8,800,000	--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(406,552)

118,568,000	--	3/5/18	4.325%	3 month USD-LIBOR-BBA	1,658,877

23,396,000	--	3/7/18	4.45%	3 month USD-LIBOR-BBA	89,939

21,828,000	--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(92,418)

6,007,000	--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(110,410)

45,375,000	--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(1,032,023)

125,112,000	--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(1,123,032)

45,626,000	--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,743,499)

112,568,000	--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(4,379,450)

226,815,000	--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(2,932,127)

35,000,000	--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(1,557,625)

1,368,000	--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(87,296)

51,496,000	--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(1,340,808)

10,143,000	--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(187,512)

39,437,000	--	5/16/18	4.53%	3 month USD-LIBOR-BBA	353,082

40,554,000	--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(229,634)

42,000,000	--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(436,419)

20,700,000	--	3/7/15	3 month USD-LIBOR-BBA	4.798%	704,582

18,300,000	--	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,482,166

19,820,000	--	7/5/17	3 month USD-LIBOR-BBA	4.55%	206,162

8,750,000	--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(355,589)

12,180,000	--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(518,986)

34,078,000	--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(392,517)

7,664,000	--	11/20/26	3 month USD-LIBOR-BBA	5.266%	353,105

16,210,000	--	12/7/26	5.036%	3 month USD-LIBOR-BBA	(269,600)

37,730,000	--	12/7/08	3 month USD-LIBOR-BBA	4.8485%	373,040

8,600,000	--	7/25/17	3 month USD-LIBOR-BBA	5.652%	820,591

4,472,000	--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(152,809)

42,206,000	--	1/31/17	3 month USD-LIBOR-BBA	5.415%	3,234,650

3,084,000	--	2/23/17	5.211%	3 month USD-LIBOR-BBA	(183,315)

18,126,000	--	3/8/17	3 month USD-LIBOR-BBA	5.28%	1,156,876

3,238,000	--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	166,060

2,800,000	--	8/7/12	3 month USD-LIBOR-BBA	5.194%	157,343

3,840,000	--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(18,716)

960,000	--	6/24/15	4.387%	3 month USD-LIBOR-BBA	4,543

13,300,000	--	6/29/15	3 month USD-LIBOR-BBA	4.296%	(138,566)

2,690,000	--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	67,159

69,400,000	--	8/13/12	3 month USD-LIBOR-BBA	5.2%	3,907,827

17,075,000	--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(1,114,685)

5,426,000	--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(342,661)

42,465,200	--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	1,197,837

11,821,800	--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(613,088)

10,000,000	--	9/25/12	3 month USD-LIBOR-BBA	4.945%	429,593

6,589,000	--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(384,687)

11,253,000	--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(259,415)

4,000,000	--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	139,698

36,115,000	--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(618,156)

37,113,000	--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,386,389)

19,224,000	--	12/11/17	3 month USD-LIBOR-BBA	4.65%	28,068

1,526,000	--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(8,761)

24,400,000	--	8/4/08	3 month USD-LIBOR-BBA	5.40%	489,433

12,700,000	--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,060,789

4,000,000	--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	41,469

7,800,000	--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(235,499)

27,874,000	--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	432,255

2,156,000	--	1/24/18	4.135%	3 month USD-LIBOR-BBA	60,157

2,874,000	--	1/24/18	4.175%	3 month USD-LIBOR-BBA	70,781

2,874,000	--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	73,725

66,339,000	--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(1,242,993)

51,900,000	--	2/4/10	3 month USD-LIBOR-BBA	2.835%	(70,844)

8,100,000	--	2/4/18	3 month USD-LIBOR-BBA	4.2625%	(143,500)

3,100,000	--	4/17/09	5.12%	3 month USD-LIBOR-BBA	(65,243)

1,000,000	--	4/17/17	3 month USD-LIBOR-BBA	5.266%	53,086

Lehman Brothers Special Financing, Inc.

	38,356,000		230,697	2/26/18	4.65%	3 month USD-LIBOR-BBA	(267,937)

	2,794,000		(1,934)	3/14/18	3 month USD-LIBOR-BBA	4.35%	(37,300)

	56,285,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(1,971,464)

	115,550,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(1,437,697)

	115,550,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(1,342,697)

	9,630,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	178,540

	45,626,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(1,899,559)

	19,260,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	(578)

	60,114,000		--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(2,530,278)

EUR	12,840,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(53,385)

	$151,000,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(5,227,046)

	51,200,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	2,523,446

	106,089,000		--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(1,474,715)

GBP	33,100,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(1,375,087)

GBP	9,340,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	979,229

EUR	8,370,000	(E)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	67,887

	$48,701,000		--	4/3/18	4.087%	3 month USD-LIBOR-BBA	2,053,448

EUR	75,700,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(2,048,198)

EUR	64,420,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	2,552,609

EUR	17,980,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(717,828)

	$178,900,000		--	4/8/13	3.435%	3 month USD-LIBOR-BBA	5,874,107

	159,900,000		--	4/8/13	3 month USD-LIBOR-BBA	3.435%	(5,250,250)

	7,613,000		--	4/16/18	3 month USD-LIBOR-BBA	4.405%	(130,954)

	8,976,000		--	4/19/38	4.8425%	3 month USD-LIBOR-BBA	146,257

	6,413,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	3,408

	622,000		--	4/26/38	3 month USD-LIBOR-BBA	4.77%	(17,800)

	6,765,000	(E)	--	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(23,204)

	43,500,000		--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(1,957,035)

	63,425,000		--	5/18/18	4.2375%	3 month USD-LIBOR-BBA	2,041,505

	12,000,000		--	5/9/13	3 month USD-LIBOR-BBA	3.875%	(173,741)

EUR	23,211,000	(E)	--	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	(38,017)

	$34,441,000	(E)	--	6/3/18	5.28%	3 month USD-LIBOR-BBA	(91,613)

	75,930,000	(E)	--	7/2/18	5.19%	3 month USD-LIBOR-BBA	--

EUR	52,200,000	(E)	--	7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	--

	$138,334,000		--	6/3/10	3 month USD-LIBOR-BBA	3.41%	(191,276)

	21,249,000		--	6/3/38	5.0975%	3 month USD-LIBOR-BBA	(451,749)

	161,000,000		--	6/9/13	4.2075%	3 month USD-LIBOR-BBA	153,694

	10,634,000		--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(271,152)

EUR	20,390,000	(E)	--	6/11/38	4.52%	6 month EUR-EURIBOR-Reuters	902,353

	$30,600,000	(E)	--	6/11/38	3 month USD-LIBOR-BBA	5.54%	594,252

EUR	11,750,000	(E)	--	6/12/38	4.7625%	6 month EUR-EURIBOR-Reuters	177,649

	$17,615,000	(E)	--	6/12/38	3 month USD-LIBOR-BBA	5.4175%	177,031

EUR	23,211,000	(E)	--	6/12/18	4.7225%	6 month EUR-EURIBOR-Reuters	274,894

	$34,441,000	(E)	--	6/12/18	3 month USD-LIBOR-BBA	5.1575%	(60,272)

	7,090,000		--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(362,247)

	14,326,072		--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(504,527)

	30,117,000		--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(1,062,040)

	4,076,000		--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(266,805)

	5,193,029		--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(262,739)

	161,000,000		--	6/24/13	3 month USD-LIBOR-BBA	4.41375%	1,164,580

	12,000,000		--	6/26/13	3 month USD-LIBOR-BBA	4.465%	113,039

	25,180,000		--	12/28/16	5.084%	3 month USD-LIBOR-BBA	(887,178)

	890,858		--	8/29/17	3 month USD-LIBOR-BBA	5.32%	60,235

	46,963,000		--	8/3/08	3 month USD-LIBOR-BBA	5.425%	947,752

	40,316,000		--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(2,494,451)

	51,091,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(4,441,990)

	18,750,000		--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(1,260,761)

	15,850,000		--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(766,052)

	11,076,000		--	10/23/08	3 month USD-LIBOR-BBA	5.26%	129,023

	4,452,000		--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	252,546

	11,076,000		--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(128,697)

	4,452,000		--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(251,768)

	36,430,000		--	11/29/08	3 month USD-LIBOR-BBA	5.045%	397,277

	10,730,000		--	11/29/16	3 month USD-LIBOR-BBA	5.02%	355,895

	4,560,000		--	11/29/26	3 month USD-LIBOR-BBA	5.135%	135,343

	37,352,000		--	3/15/09	4.9298%	3 month USD-LIBOR-BBA	(987,395)

	55,000,000		--	3/16/09	4.9275%	3 month USD-LIBOR-BBA	(1,452,453)

	11,112,000		--	9/11/17	5.0525%	3 month USD-LIBOR-BBA	(506,852)

	17,493,500		--	9/19/09	3 month USD-LIBOR-BBA	4.755%	537,685

	42,465,200		--	9/24/09	3 month USD-LIBOR-BBA	4.695%	1,255,492

	11,821,800		--	9/24/17	5.285%	3 month USD-LIBOR-BBA	(738,490)

	14,124,000		--	10/26/12	4.61375%	3 month USD-LIBOR-BBA	(284,546)

	2,170,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05521%	75,366

	36,115,000		--	11/9/09	4.403%	3 month USD-LIBOR-BBA	(620,971)

	37,113,000		--	11/9/17	5.067%	3 month USD-LIBOR-BBA	(1,321,720)

	5,240,000		--	11/9/17	3 month USD-LIBOR-BBA	5.068%	186,989

	13,259,000		--	12/11/17	3 month USD-LIBOR-BBA	4.839%	212,319

	8,117,000		--	12/24/09	3 month USD-LIBOR-BBA	3.84625%	61,795

	106,047,000		--	2/8/10	2.728%	3 month USD-LIBOR-BBA	391,308

	76,744,000		--	2/7/18	4.217%	3 month USD-LIBOR-BBA	1,666,415

	23,089,000		--	2/21/18	4.599%	3 month USD-LIBOR-BBA	(204,525)

	4,600,000		--	2/4/38	3 month USD-LIBOR-BBA	4.806%	(50,677)

EUR	6,420,000	(E)	--	3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(122,746)

	$115,550,000		--	3/26/10	3 month USD-LIBOR-BBA	2.325%	(1,499,235)

EUR	49,650,000		--	3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(1,478,679)

	$12,560,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	(20,473)

Merrill Lynch Capital Services, Inc.
	14,124,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(286,168)

	8,440,000		--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(261,794)

Morgan Stanley Capital Services, Inc.
GBP	15,330,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	1,428,038

GBP	63,710,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(2,326,653)

	$1,936,000		--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(121,837)

	5,473,000		--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(319,402)

Total							$(44,568,265)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Balanced Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$11,100,000	(2)(F)	7/2/08	(Banc of America	The spread	$856,187
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor
minus 150 bp)

Citibank, N.A.
	45,718,691		1/15/09	3 month USD-	Russell 2000	(77,050)
				LIBOR-BBA minus	Total Return
				110 bp	Index

Credit Suisse International
	24,220,000	(2)(F)	8/1/08	(Beginning	The spread	879,525
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 450 bp)

Goldman Sachs International
	768,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(10,679)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

EUR	40,896,000	(F)	3/26/09	(2.27%)	Eurostat	508,872
Eurozone HICP
excluding tobacco

EUR	19,410,000		4/30/13	2.375%	French Consumer	(671,291)
Price Index
excluding tobacco

EUR	19,410,000	(F)	4/30/13	(2.41%)	Eurostat	923,178
Eurozone HICP
excluding tobacco

EUR	19,410,000		5/6/13	2.34%	French Consumer	(706,150)
Price Index
excluding tobacco

EUR	19,410,000		5/6/13	(2.385%)	Eurostat	783,795
Eurozone HICP
excluding tobacco

GBP	11,646,000		5/9/13	3.10%	GBP Non-revised	(780,876)
Retail Price
Index

	$31,930,000	(2)(F)	7/2/08	(Banc of America	The spread	1,321,710
				Securities AAA	return of Banc
				10 year Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor
minus 125 bp)

	12,520,000	(1)(F)	11/2/08	20 bp plus	The spread	(332,055)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
	25,607,415		4/15/09	(3 month USD-	A basket	(5,675,843)
				LIBOR-BBA plus	of common stocks
25 bp)

	25,663,194		4/15/09	(3 month USD-	A basket	6,938,975
				LIBOR-BBA minus	of common stocks
40 bp)

	5,170,200	(1)(F)	8/1/08	Change in spread	The spread	(531,802)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

	22,406,377		9/24/08	3 month USD-	Russell 2000	1,104,380
				LIBOR-BBA	Total Return
Index

	9,502,683		11/26/08	3 month USD-	Standard & Poors	490,778
				LIBOR-BBA minus	US 600 Smallcap
				50 bp	total return
index

Lehman Brothers Special Financing, Inc.
	14,256,000	(2)(F)	8/1/08	(Beginning	The spread	(844,183)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	12,474,000	(2)	9/1/08	(Beginning	The spread	(698,107)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	11,963,000	(1)	7/1/08	Lehman Brothers	The spread	(246,189)
				SD CMBS AAA 8.5+	return of Lehman

				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 75 bp

	20,448,000		7/2/10	(3.4075%)	USA Non Revised	--
Consumer Price
Index- Urban
(CPI-U)

	21,900,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(2,154,960)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified
				Mortgage Backed	duration factor
Securities Index

	22,550,000	(2)(F)	7/2/08	(Beginning	The spread	2,156,547
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 230 bp)

	12,440,000	(2)	7/1/08	(Beginning	The spread	(553,733)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 100 bp)

	8,646,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(83,486)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

	8,646,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(79,163)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

	22,039,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(284,435)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Merrill Lynch Capital Services
	15,968,869		10/28/08	3 month USD-	Russell 2000	425,680
				LIBOR-BBA minus	Total Return
				105 bp	Index

Morgan Stanley Capital Services, Inc.
	22,374,000	(1)(F)	8/1/08	Beginning	The spread	(235,755)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

Total						$2,423,870

(E) See Total return swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

Putnam Asset Allocation: Balanced Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater, Inc.,
6 1/2%, 6/15/13	$--		$70,000		12/20/08	550 bp	$(2,103)

BSKYB Finance UK PLC,
5 3/4%, 10/20/17	--		3,585,000		2/20/09	(50 bp)	(2,199)

DJ ABX NA CMBX BBB Index	1,501		2,183,000	(F)	10/12/52	(134 bp)	624,665

DJ ABX NA HE AAA Index	171,129		1,474,078	(F)	7/25/45	18 bp	50,446

DJ CDX NA HY Series 10	23,625		900,000		6/20/13	500 bp	(28,253)

DJ CDX NA HY Series 9
Index	(37,414)		6,301,350		12/20/12	375 bp	(589,502)

Financial Security
Assurance, Inc.	--		120,000	(F)	12/20/12	95 bp	(22,647)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		565,000		9/20/13	269 bp	(1,768)

Marsh & McLennan Co.,
Inc., 5 3/8%, 7/15/14	--		625,000		3/20/12	(95 bp)	(6,825)

Nalco Co. 7.75%,11/15/11	--		60,000		9/20/12	350 bp	(1,098)

Visteon Corp., 7%,
3/10/14	(168,672)		635,000		9/20/13	(500 bp)	47,745

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--		120,000		3/20/16	(100 bp)	2,569

Citibank, N.A.
Abitibibowater, Inc.,
6 1/2%, 6/15/13	--		70,000		12/20/08	725 bp	(1,501)

Abitibibowater, Inc.,
6 1/2%, 6/15/13	--		70,000		12/20/08	800 bp	(1,244)

Abitibibowater, Inc.,
6 1/2%, 6/15/13	--		70,000		12/20/08	825 bp	(1,158)

Arrow Electronic, Inc.,
6 7/8%, 6/1/18	--		135,000		3/20/13	(43 bp)	2,271

Conagra Foods, Inc.,
7%, 10/1/28	--		1,089,000		9/20/10	(27 bp)	2,121

DJ ABX NA HE AAA Index	292,365		2,747,012		7/25/45	18 bp	65,249

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		170,000		9/20/12	495 bp	(19,196)

Lear Corp., term loan	--		350,000		6/20/13	(225 bp)	24,469

Marsh & McLennan Co.,
Inc., 5 3/8%, 7/15/14	--		380,000		9/20/14	(105 bp)	(5,579)

Motorola, Inc., 6.5%,
9/1/25	--		215,000		3/20/13	(79 bp)	17,456

Rexam PLC, 4 3/8%,
3/15/13	--		890,000		6/20/13	(145 bp)	2,582

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		465,000		6/20/13	585 bp	(17,071)

Sara Lee Corp., 6 1/8%,
11/1/32	--		330,000		9/20/11	(43 bp)	(420)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	1,245,000		3/20/13	815 bp	(7,970)

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	42,000		3/20/13	(495 bp)	(970)

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--		$320,000		3/20/13	(65 bp)	5,351

Credit Suisse International
DJ ABX NA HE AAA Index	346,305		2,277,673		7/25/45	18 bp	159,482

DJ CMB NA CMBX AA Index	(78,238)		350,000	(F)	10/12/52	(25 bp)	(20,198)

DJ CMB NA CMBX AAA Index	901,135		5,414,000	(F)	12/13/49	8 bp	457,627

DJ CMB NA CMBX AAA Index	3,808,086		24,308,500	(F)	2/17/51	35 bp	2,170,813

DJ CMB NA CMBX AAA Index	(185,292)		2,229,000	(F)	12/13/49	(8 bp)	(2,695)

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--		105,000		6/20/17	297 bp	(11,507)

Echostar DBS Corp.,
6 5/8%, 10/1/14	--		165,000		6/20/13	(225 bp)	5,291

KB Home, 5 3/4%, 2/1/14	--		1,520,000		9/20/11	(425 bp)	(3,082)

Sprint Capital Corp.,
8 3/8%, 3/15/12	--		930,000		6/20/12	(59 bp)	75,469

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	59,687		990,000	(F)	2/17/51	35 bp	(6,994)

DJ ABX NA HE AAA Index	137,020		1,324,205		7/25/45	18 bp	24,548

DJ CDX NA IG Series 9
Index 30-100% tranche	--		8,050,000	(F)	12/20/12	(27.2 bp)	78,382

DJ CDX NA IG Series 9
Index 30-100% tranche	--		15,660,000	(F)	12/20/12	(65 bp)	(93,562)

DJ iTraxx Europe Series
8 Version 1	(143,405)	EUR	1,495,000		12/20/12	(375 bp)	(42,913)

DJ iTraxx Europe Series
9 Version 1	289,981	EUR	4,245,000		6/20/13	(650 bp)	(41,644)

France Telecom, 7.25%,
1/28/13	--		$410,000		6/20/16	70 bp	(11,665)

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	285,000		6/20/09	400 bp	3,158

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	1,035,000		6/20/09	400 bp	11,469

iStar Financial, Inc.,
6%, 12/15/10	38,475		$570,000		3/20/09	500 bp	20,566

Korea Monetary STAB
Bond, 5%, 2/14/09	--		4,110,000	(F)	2/23/09	105 bp	7,101

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		4,110,000	(F)	2/19/10	115 bp	16,400

Malaysian Government,
6.844%, 10/1/09	--		5,069,000		10/1/09	90 bp	33,785

Nalco Co. 7.75%,
11/15/11	--		60,000		12/20/12	363 bp	(1,120)

Republic of China, zero
coupon, 12/5/08	--		6,850,000	(F)	12/12/08	115 bp	23,969

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	560,000		6/20/09	135 bp	107

Unity Media GmBh,
8 3/4%, 2/15/15	--	EUR	800,000		6/20/13	460 bp	(31,304)

Universal Corp., 5.2%,
10/15/13	--		$790,000		3/20/15	(95 bp)	(8,374)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	800,000		9/20/13	477 bp	(21,142)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		$1,804,000		(a)	2.461%	(264,461)

Cargill, Inc., 7 3/8%,
10/1/25	--		150,000		3/20/13	(93 bp)	(295)

CSC Holdings, Inc.,
7 5/8%, 7/15/18	--		605,000		9/20/13	495 bp	(2,013)

DJ ABX HE A Index	431,546		644,000		1/25/38	369 bp	(149,492)

DJ ABX HE AAA Index	151,354		644,000	(F)	1/25/38	76 bp	(197,098)

DJ CDX NA CMBX AAA Index	20,848		570,000		3/15/49	7 bp	(19,507)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		11,790,000		12/20/10	429 bp	423,860

DJ CDX NA HY Series 9
Index 25-35% tranche	--		1,235,000		12/20/10	108.65 bp	(50,064)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		8,050,000		12/20/10	249 bp	(56,585)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,840,000		12/20/10	305 bp	18,011

DJ CDX NA HY Series 9
Index 25-35% tranche	--		27,410,000		12/20/10	435 bp	1,024,837

DJ CDX NA IG Series 10
Index	43,265		2,254,000		6/20/18	(150 bp)	14,598

DJ CDX NA IG Series 10
Index	(145,141)		5,800,000		6/20/13	155 bp	(104,636)

DJ CDX NA IG Series 10
Index	(1,226,673)		64,000,000		6/20/13	155 bp	(779,722)

DJ CDX NA IG Series 10
Index	(230,976)		17,976,000		6/20/13	155 bp	(105,438)

DJ CDX NA IG Series 10
Index	516,100		22,453,000		6/20/18	(150 bp)	230,535

DJ CDX NA IG Series 10
Index	(683,289)		34,740,000		6/20/13	155 bp	(440,679)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		51,560,000		6/20/13	(44.25 bp)	180,158

DJ CDX NA IG Series 8
Index	248,915		17,775,000		6/20/18	(150 bp)	22,846

General Motors Corp.,
7 1/8%, 7/15/13	--		40,000		9/20/08	620 bp	(394)

General Motors Corp.,

7 1/8%, 7/15/13	--		180,000		9/20/08	620 bp	(1,772)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		565,000		9/20/17	(67.8 bp)	58,315

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	745,000		3/20/13	680 bp	(50,229)

Merrill Lynch & Co.,
5%, 1/15/15	--		$565,000		9/20/17	(59.8 bp)	55,063

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	745,000		3/20/13	597 bp	61,402

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	745,000		3/20/13	795 bp	75,071

DJ CDX NA HY Series 9
Index 25-35% tranche	--		$15,660,000		12/20/10	388.75 bp	412,451

DJ CDX NA HY Series 9
Index 25-35% tranche	--		1,266,000		12/20/10	105.5 bp	(52,270)

DJ CDX NA IG Series 9
Index	--		980,000	(F)	12/20/12	(13.55 bp)	15,101

DJ CMB NA CMBX AAA Index	267,428		2,241,000	(F)	2/17/51	35 bp	116,487

DJ CMB NA CMBX AAA Index	870,785		6,957,000	(F)	12/13/49	8 bp	300,876

DJ CMB NA CMBX AAA Index	242,201		2,218,000	(F)	2/17/51	35 bp	92,810

DJ iTraxx Europe
Crossover Series 8
Version 1	(398,182)	EUR	2,980,000		12/20/12	(375 bp)	(197,871)

Glencore Funding, LLC,
6%, 4/15/14	--		$3,150,000		6/20/14	(148 bp)	94,399

iStar Financial, Inc.,
6%, 12/15/10	37,100		530,000	(F)	3/20/09	500 bp	21,750

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		1,025,000		6/20/18	(135 bp)	63,353

Sanmina-Sci Corp.,
8 1/8%, 3/1/16	--		370,000		6/20/13	595 bp	(10,406)

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		70,000	(F)	3/20/13	685 bp	(3,771)

Lehman Brothers Special Financing, Inc.
Bear Stearns Co., Inc.,
5.3%, 10/30/15	--		565,000		9/20/17	(77 bp)	10,981

Community Health
Systems, 8 7/8%, 7/15/15	--		158,000		12/20/12	360 bp	(5,617)

Computer Sciences Corp,
5%, 2/15/13	--		2,870,000		3/20/18	(132 bp)	(114,354)

DJ ABX HE A Index	431,546		644,000		1/25/38	369 bp	(148,957)

DJ ABX HE A Index	448,275		645,000		1/25/38	369 bp	(133,129)

DJ ABX HE AAA Index	151,354		644,000	(F)	1/25/38	76 bp	(197,098)

DJ ABX HE AAA Index	180,600		645,000	(F)	1/25/38	76 bp	(168,392)

DJ ABX HE PEN AAA Index	62,627		894,668	(F)	5/25/46	11 bp	(67,978)

DJ ABX HE PEN AAA Index	64,010		898,392	(F)	5/25/46	11 bp	(67,138)

DJ CDX NA CMBX AA Index	(15,399)		486,000	(F)	3/15/49	(15 bp)	99,713

DJ CDX NA HY Series 10
Index	5,648,125		129,100,000		6/20/13	500 bp	(1,793,486)

DJ CDX NA HY Series 10
Index	(1,235,938)		28,250,000		6/20/13	(500 bp)	392,455

DJ CDX NA HY Series 10
Index	23,269		365,000		6/20/13	500 bp	2,229

DJ CDX NA HY Series 8
Index 35-60% tranche	--		19,669,000		6/20/12	104 bp	(1,473,781)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		5,000,000		12/20/10	104.5 bp	(207,653)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		5,000,000		12/20/10	90 bp	(224,975)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		8,050,000		12/20/10	266 bp	(23,886)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		16,100,000		12/20/10	295 bp	63,778

DJ CDX NA IG Series 10
Index	415,117		22,180,000		6/20/18	(150 bp)	133,024

DJ CDX NA IG Series 10
Index	140,500		9,287,000		6/20/18	(150 bp)	22,385

DJ CDX NA IG Series 10
Index	(4,073,575)		195,750,000		6/20/13	155 bp	(2,706,533)

DJ CDX NA IG Series 10

Index	3,712,936		178,420,000		6/20/13	(155 bp)	2,466,920

DJ CDX NA IG Series 10
Index 30-100% tranche	--		17,192,450	(F)	6/20/13	(42 bp)	64,758

DJ CDX NA IG Series 9
Index	(327,177)		7,063,500		12/20/17	(80 bp)	(45,728)

DJ CMB NA CMBX AAA Index	1,006,698		8,510,000	(F)	2/17/51	35 bp	433,516

DJ iTraxx Europe Series
9 Version 1	(170,367)	EUR	1,225,000		6/20/13	650 bp	(74,668)

DJ LCDX NA Series 9
Index, 30-100% tranche	--		$2,500,000	(F)	12/20/12	96 bp	14,593

Domtar Corp., 7 1/8%,
8/15/15	--		120,000		12/20/11	(250 bp)	1,291

FirstEnergy Corp.,
7 3/8%, 11/15/31	--		2,795,000		12/20/11	(79 bp)	(2,519)

GMAC, LLC, 6 7/8%,
8/28/12	71,875		1,250,000		3/20/09	500 bp	(7,803)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		565,000		9/20/17	(58 bp)	31,320

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		110,000	(F)	3/20/13	645 bp	(7,385)

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--		4,375,000		6/20/11	(195 bp)	9,381

MediaCom, LLC/ Cap
Corp., 9 1/2%, 1/15/13	--		1,010,000		9/20/13	820 bp	1,142

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		565,000		9/20/17	(60.5 bp)	46,607

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		565,000		9/20/12	48 bp	(32,465)

Sungard Data Systems,
Inc., 9 1/8%, 8/15/13	--		60,000		9/20/12	395 bp	(862)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--		125,000		9/20/08	500 bp	(1,622)

Merrill Lynch International
Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--		105,000		6/20/17	295 bp	(11,625)

KinderMorgan, 6 1/2%,
9/1/12	--		122,000		9/20/12	(128 bp)	1,147

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		1,025,000		6/20/18	(130 bp)	66,669

Morgan Stanley Capital Services, Inc.
Bundesrepublic of
Deutschland, 6%, 6/20/16	--		3,465,000		6/20/18	8 bp	(2,264)

Cargill, Inc., 7 3/8%,
10/1/25	--		950,000		3/20/13	(90 bp)	1,128

DJ ABX NA CMBX AAA Index	615,410		8,646,000	(F)	3/15/49	7 bp	14,135

DJ CDX NA IG Series 10
Index	180,248		9,252,000		6/20/18	(150 bp)	62,578

DJ CDX NA IG Series 10
Index	777,017		47,450,000		6/20/18	(150 bp)	173,532

DJ CDX NA IG Series 10
Index 30-100% tranche	--		14,094,000	(F)	6/20/13	(52 bp)	(10,992)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		7,070,000	(F)	6/20/13	(38.6 bp)	37,556

DJ CMB NA CMBX AA Index	(99,704)		437,000	(F)	10/12/52	(25 bp)	(27,237)

DJ CMB NA CMBX AAA Index	691,331		6,370,500	(F)	2/17/51	35 bp	262,253

DJ CMB NA CMBX AAA Index	378,847		3,098,000	(F)	2/17/51	35 bp	170,184

Dynegy Holdings, Inc.,
6 7/8%, 4/1/11	--		105,000		6/20/12	225 bp	(6,929)

Nalco Co. 7.75%,
11/15/11	--		65,000		9/20/12	330 bp	(1,673)

Nalco Co. 7.75%,
11/15/11	--		90,000		3/20/13	460 bp	1,271

Republic of Austria,
5 1/4%, 1/4/11	--		3,465,000		6/20/18	(17 bp)	(8,937)

Universal Corp., 5.2%,
10/15/13	--		2,370,000		3/20/13	(89 bp)	(19,752)

Total							$711,715

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/08 (aggregate face value $99,508,293) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$20,504,372	$19,538,531	7/16/08	$965,841
Brazilian Real	1,378,169	1,251,449	7/16/08	126,720
British Pound	18,020,828	17,712,743	9/17/08	308,085
Canadian Dollar	674,242	676,774	7/16/08	(2,532)
Czech Koruna	235,100	234,868	9/17/08	232
Danish Krone	987,798	968,447	9/17/08	19,351
Euro	10,750,947	10,639,169	9/17/08	111,778
Hungarian Forint	26,983	25,607	9/17/08	1,376
Japanese Yen	6,722,966	6,742,432	8/20/08	(19,466)
Malaysian Ringgit	281,409	284,499	1/8/09	(3,090)
Malaysian Ringgit	284,490	292,362	8/20/08	(7,872)
Mexican Peso	4,124,961	4,056,711	7/16/08	68,250
Norwegian Krone	27,158,973	26,966,804	9/17/08	192,169
Polish Zloty	311,879	302,360	9/17/08	9,519
South African Rand	527,892	520,240	7/16/08	7,652
Swiss Franc	8,524,885	8,423,354	9/17/08	101,531
Turkish Lira - New	885,725	871,943	9/17/08	13,782

Total				$1,893,326

Putnam Asset Allocation: Conservative Portfolio

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/08 (aggregate face value $211,880,934) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$7,310,953	$6,978,996	7/16/08	$(331,957)
British Pound	26,757,578	26,309,064	9/17/08	(448,514)
Canadian Dollar	25,987,753	26,066,866	7/16/08	79,113
Chilean Peso	157,567	176,212	7/17/08	18,645
Chinese Yuan	307,216	305,305	1/8/09	(1,911)
Czech Koruna	882	848	9/17/08	(34)
Euro	79,673,758	78,709,453	9/17/08	(964,305)
Hong Kong Dollar	2,616,333	2,619,789	8/20/08	3,456
Hungarian Forint	27,632	26,221	9/17/08	(1,411)
Japanese Yen	22,381,341	22,554,498	8/20/08	173,157
New Zealand Dollar	1,392,378	1,407,759	7/16/08	15,381
Norwegian Krone	5,230,601	5,205,695	9/17/08	(24,906)
Peruvian New Sol	2,979,054	3,290,299	10/1/08	311,245
Polish Zloty	294,272	287,048	9/17/08	(7,224)
Singapore Dollar	3,939,827	3,903,232	8/20/08	(36,595)
South Korean Won	1,603,245	1,605,534	8/20/08	2,289
Swedish Krona	16,868,204	16,827,692	9/17/08	(40,512)
Swiss Franc	14,257,114	13,942,408	9/17/08	(314,706)
Taiwan Dollar	1,442,314	1,424,043	8/20/08	(18,271)
Turkish Lira - New	245,881	239,972	9/17/08	(5,909)

Total				$(1,592,969)

Putnam Asset Allocation: Conservative Portfolio

FUTURES CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchanges Index (Short)	18	$2,415,834	Jul-08	$184,746
Australian Government Treasury Bond 3 yr (Long)	240	57,939,893	Sep-08	182,210
Australian Government Treasury Bond 10 yr (Long)	372	250,198,914	Sep-08	787,366
Canadian Government Bond 10 yr (Long)	11	1,270,071	Sep-08	(7,725)
Canadian Government Bond 10 yr (Short)	29	3,348,368	Sep-08	19,825
Dow Jones Euro Stoxx 50 Index (Short)	1203	64,037,639	Sep-08	4,023,909
Euro-Bobl 5 yr (Long)	21	3,498,451	Sep-08	(50,781)
Euro-Bund 10 yr (Long)	296	51,544,461	Sep-08	(385,536)
Euro-Bund 10 yr (Short)	165	28,732,554	Sep-08	506,246
Euro-CAC 40 Index (Short)	54	3,779,382	Jul-08	189,437
Euro-Dollar 90 day (Short)	130	31,352,750	Jun-09	256,584
Euro-Dollar 90 day (Short)	412	99,101,450	Sep-09	825,404
Euro-Dollar 90 day (Short)	388	93,056,950	Dec-09	836,345
Euro-Dollar 90 day (Short)	22	5,265,975	Mar-10	31,640
Euro-Schatz 2 yr (Long)	199	32,069,177	Sep-08	(205,359)
Euro-Schatz 2 yr (Short)	160	25,784,263	Sep-08	(40,609)
FTSE 100 Index (Long)	448	50,434,019	Sep-08	(1,533,719)
FTSE 100 Index (Short)	193	21,727,156	Sep-08	693,697
Hang Seng Index (Long)	254	36,030,217	Jul-08	(1,019,019)
IBEX 35 Index (Short)	4	753,054	Jul-08	51,405
Japanese Government Bond 10 yr (Long)	20	25,551,783	Sep-08	186,956
OMXS 30 Index (Long)	3	42,995	Jul-08	(4,252)
OMXS 30 Index (Short)	516	7,395,068	Jul-08	709,196
Russell 2000 Index Mini (Long)	46	3,181,820	Sep-08	(158,662)
Russell 2000 Index Mini (Short)	1824	126,166,080	Sep-08	7,093,645
S&P 500 Index (Long)	9	2,882,475	Sep-08	(117,721)
S&P 500 Index E-Mini (Long)	274	17,549,700	Sep-08	(997,520)
S&P 500 Index E-Mini (Short)	461	29,527,050	Sep-08	1,310,623
S&P Mid Cap 400 Index E-Mini (Long)	37	3,038,440	Sep-08	(123,284)
S&P Mid Cap 400 Index E-Mini (Short)	300	24,636,000	Sep-08	998,400
S&P/MIB Index (Short)	18	4,206,306	Sep-08	171,504
S&P/Toronto Stock Exchange 60 Index (Short)	37	6,300,256	Sep-08	136,868
SGX MSCI Singapore Index (Short)	65	3,425,934	Jul-08	69,568
SPI 200 Index (Short)	83	10,329,370	Sep-08	359,669
Sterling Interest Rate 90 day (Long)	56	13,083,863	Dec-08	(120,146)
Sterling Interest Rate 90 day (Long)	50	11,686,381	Mar-09	(130,071)
Sterling Interest Rate 90 day (Long)	189	44,191,001	Jun-09	(523,841)
Sterling Interest Rate 90 day (Long)	218	50,977,062	Sep-09	(570,052)
Tokyo Price Index (Short)	261	32,458,829	Sep-08	2,053,968
U.K. Gilt 10 yr (Long)	20	4,161,403	Sep-08	(80,182)
U.K. Gilt 10 yr (Short)	60	12,484,209	Sep-08	237,832
U.S. Treasury Bond 20 yr (Long)	1253	144,838,969	Sep-08	2,204,138
U.S. Treasury Note 2 yr (Short)	6519	1,376,833,172	Sep-08	(815,596)
U.S. Treasury Note 5 yr (Short)	675	74,624,414	Sep-08	204,041
U.S. Treasury Note 10 yr (Long)	3030	345,183,281	Sep-08	2,748,154

Total				$20,189,301

Putnam Asset Allocation: Conservative Portfolio

WRITTEN OPTIONS OUTSTANDING at 6/30/08 (premiums received $25,248,164) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.31% versus the three month USD-LIBOR-BBA
maturing on August 29, 2018.	$48,472,000	Aug-08/5.31	2,383,853
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.31% versus the three month
USD-LIBOR-BBA maturing on August 29, 2018.	48,472,000	Aug-08/5.31	120,211
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	31,782,000	Dec-08/5.00	1,085,355
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.00% versus the three month USD-LIBOR-BBA maturing on
December 19, 2018.	31,782,000	Dec-08/5.00	604,811
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing on
February 18, 2020.	41,210,000	Feb-10/5.215	2,046,489
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
on February 18, 2020.	41,210,000	Feb-10/5.215	1,498,808
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing on
May 19, 2019.	118,299,000	May-09/4.735	3,273,333
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.735% versus the three month USD-LIBOR-BBA maturing
on May 19, 2019.	118,299,000	May-09/4.735	4,814,771
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.22	1,518,811
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.22	1,108,601
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.08	1,352,962
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing on
February 24, 2020.	30,431,000	Feb-10/5.08	1,257,713
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,715,000	May-12/5.51	615,348
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on
May 14, 2022.	9,715,000	May-12/5.51	424,837
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 4.935% versus the three month USD-LIBOR-BB
maturing March 02, 2019.	18,353,000	Feb-09/4.935	614,091
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 4.935% versus the three month
USD-LIBOR-BBA maturing March 02, 2019.	18,353,000	Feb-09/4.935	493,696
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.515% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	4,857,500	May-12/5.515	309,034
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.515% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	4,857,500	May-12/5.515	211,836
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to pay a fixed rate of 5.52% versus the three month USD-LIBOR-BBA
maturing on May 14, 2022.	1,943,000	May-12/5.52	123,769
Option on an interest rate swap with Lehman Brothers Special Financing, Inc. for the obligation to receive a fixed rate of 5.52% versus the three month
USD-LIBOR-BBA maturing on May 14, 2022.	1,943,000	May-12/5.52	84,384

Total			$23,942,713

Putnam Asset Allocation: Conservative Portfolio

TBA SALE COMMITMENTS OUTSTANDING at 6/30/08 (proceeds receivable $418,611,836) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 6 1/2s, July 1, 2038	$31,000,000	7/14/08	$31,886,408
FNMA, 5 1/2s, July 1, 2038	373,000,000	7/14/08	367,521,563
FNMA, 5s, July 1, 2038	22,000,000	7/14/08	21,080,468

Total			$420,488,439

Putnam Asset Allocation: Conservative Portfolio

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$18,177,000		$--	1/28/24	3 month USD-LIBOR-BBA	5.2125%	$998,378

	7,000,000		--	3/30/09	3.075%	3 month USD-LIBOR-BBA	(55,966)

	20,063,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	(115,717)

	22,369,000		--	6/6/18	4.6675%	3 month USD-LIBOR-BBA	(21,829)

	13,689,000		--	12/22/09	3.965%	3 month USD-LIBOR-BBA	(128,384)

	12,300,000		--	1/14/10	3 month USD-LIBOR-BBA	4.106%	298,344

	15,300,000		--	4/6/10	4.6375%	3 month USD-LIBOR-BBA	(378,634)

	4,260,000		--	6/17/15	4.555%	3 month USD-LIBOR-BBA	(24,483)

	1,540,000		--	6/23/15	4.466%	3 month USD-LIBOR-BBA	(139)

	640,000		--	6/23/15	4.45%	3 month USD-LIBOR-BBA	559

	770,000		--	6/24/15	4.39%	3 month USD-LIBOR-BBA	3,504

	6,300,000		--	10/21/15	4.943%	3 month USD-LIBOR-BBA	(201,125)

	1,725,000		--	10/3/16	5.15630%	3 month USD-LIBOR-BBA	(80,708)

	5,000,000		--	9/1/15	3 month USD-LIBOR-BBA	4.53%	77,590

	4,145,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(24,336)

Bear Stearns Bank plc
	14,000,000		--	4/24/12	5.027%	3 month USD-LIBOR-BBA	(515,204)

Citibank, N.A.
	910,000		--	4/7/14	5.377%	3 month USD-LIBOR-BBA	(52,822)

	18,650,000		--	7/27/09	5.504%	3 month USD-LIBOR-BBA	(798,299)

	5,002,000		--	10/26/12	4.6275%	3 month USD-LIBOR-BBA	(103,643)

	26,550,000		--	11/9/09	4.387%	3 month USD-LIBOR-BBA	(450,319)

	27,283,000		--	11/9/17	5.0825%	3 month USD-LIBOR-BBA	(1,004,445)

	690,000		--	11/9/17	3 month USD-LIBOR-BBA	5.07641%	25,073

	30,302,000		--	12/24/09	3 month USD-LIBOR-BBA	3.8675%	240,210

	5,702,000		--	12/24/27	4.9425%	3 month USD-LIBOR-BBA	(14,747)

Credit Suisse First Boston International
	19,400,000		--	11/17/09	3.947%	3 month USD-LIBOR-BBA	(200,934)

Credit Suisse International
CHF	8,430,000		--	3/13/18	6 month CHF-LIBOR-BBA	3.3175%	(297,609)

CHF	37,220,000		--	3/15/10	2.59%	6 month CHF-LIBOR-BBA	475,991

CHF	37,220,000		--	3/15/10	2.6625%	6 month CHF-LIBOR-BBA	424,377

CHF	8,430,000		--	3/14/18	6 month CHF-LIBOR-BBA	3.3%	(309,756)

	$1,853,000		--	8/29/12	5.04556%	3 month USD-LIBOR-BBA	(91,139)

	887,000		--	3/21/16	3 month USD-LIBOR-BBA	5.20497%	50,672

	3,416,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	188,655

	2,464,000		--	9/28/16	5.10886%	3 month USD-LIBOR-BBA	(124,210)

Deutsche Bank AG
	925,147		--	8/2/32	5.86%	3 month USD-LIBOR-BBA	(135,588)

	824,399		--	8/2/22	3 month USD-LIBOR-BBA	5.7756%	95,683

EUR	4,260,000	(E)	--	4/26/38	6 month EUR-EURIBOR-Reuters	5.065%	87,956

EUR	64,840,000	(E)	--	4/30/12	6 month EUR-EURIBOR-Reuters	4.31%	(1,374,488)

EUR	55,420,000	(E)	--	4/30/15	4.475%	6 month EUR-EURIBOR-Reuters	1,611,206

EUR	15,520,000	(E)	--	4/30/20	6 month EUR-EURIBOR-Reuters	4.7975%	(376,903)

GBP	16,239,000		--	6/26/10	6 month GBP-LIBOR-BBA	6.18%	(31,668)

	$7,727,000		--	10/16/17	3 month USD-LIBOR-BBA	5.297%	426,739

	5,260,000		--	11/7/17	3 month USD-LIBOR-BBA	5.056%	183,006

Goldman Sachs Capital Markets, L.P.
	1,851,643		--	8/1/32	5.919%	3 month USD-LIBOR-BBA	(287,939)

	1,650,000		--	8/1/22	3 month USD-LIBOR-BBA	5.845%	204,330

	925,147		--	8/12/32	5.689%	3 month USD-LIBOR-BBA	(112,474)

	824,399		--	8/12/22	3 month USD-LIBOR-BBA	5.601%	80,218

Goldman Sachs International
	8,146,000		--	3/11/38	5.029%	3 month USD-LIBOR-BBA	(184,028)

EUR	42,560,000		--	3/26/10	6 month EUR-EURIBOR-Reuters	4.129%	(1,392,472)

GBP	35,470,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.25%	(1,242,951)

GBP	8,590,000		--	3/27/18	5.0675%	6 month GBP-LIBOR-BBA	797,114

	$37,421,000		--	4/3/18	3 month USD-LIBOR-BBA	4.19%	(1,264,927)

CHF	56,930,000		--	4/5/10	2.89%	6 month CHF-LIBOR-BBA	490,328

CHF	12,990,000		--	4/3/18	6 month CHF-LIBOR-BBA	3.42%	(361,291)

	$1,943,000		--	4/8/10	3 month USD-LIBOR-BBA	2.64%	(27,625)

	4,103,000		--	4/23/18	4.43%	3 month USD-LIBOR-BBA	65,044

	5,111,000		--	5/19/18	4.525%	3 month USD-LIBOR-BBA	48,903

	6,902,000		--	5/30/28	5.014%	3 month USD-LIBOR-BBA	(89,882)

JPY	5,488,980,000		--	5/7/10	6 month JPY-LIBOR-BBA	1.09125%	(71,852)

JPY	1,207,570,000	(E)	--	5/7/18	2.205%	6 month JPY-LIBOR-BBA	21,413

	$19,018,000		--	9/29/08	5.085%	3 month USD-LIBOR-BBA	(345,100)

	6,031,000		--	9/29/16	3 month USD-LIBOR-BBA	5.1275%	309,833

	1,660,000		--	10/19/16	5.32413%	3 month USD-LIBOR-BBA	(94,430)

	11,385,000		--	6/12/17	3 month USD-LIBOR-BBA	5.7175%	939,457

	11,900,000		--	7/25/09	5.327%	3 month USD-LIBOR-BBA	(480,513)

	27,184,000		--	11/20/08	5.16%	3 month USD-LIBOR-BBA	(309,883)

	6,109,000		--	11/20/26	3 month USD-LIBOR-BBA	5.261%	277,700

	26,326,000		--	11/21/08	5.0925%	3 month USD-LIBOR-BBA	(292,313)

	5,821,000		--	11/21/26	3 month USD-LIBOR-BBA	5.2075%	226,127

	5,193,000		--	12/20/16	3 month USD-LIBOR-BBA	5.074%	182,555

	6,330,000		--	1/8/12	3 month USD-LIBOR-BBA	4.98%	307,559

1,510,000		--	11/9/17	3 month USD-LIBOR-BBA	5.071%	54,238

2,770,000		--	4/7/14	5.33842%	3 month USD-LIBOR-BBA	(154,888)

1,017,000		--	5/3/16	5.565%	3 month USD-LIBOR-BBA	(73,367)

7,002,000		--	9/14/14	4.906%	3 month USD-LIBOR-BBA	(282,635)

3,416,000		--	9/14/17	5.0625%	3 month USD-LIBOR-BBA	(157,546)

22,316,700		--	9/19/09	3 month USD-LIBOR-BBA	4.763%	688,669

10,473,000		--	9/21/09	3 month USD-LIBOR-BBA	4.60%	293,497

2,895,200		--	9/21/17	5.149%	3 month USD-LIBOR-BBA	(149,937)

1,010,000		--	11/9/17	3 month USD-LIBOR-BBA	5.08%	36,988

62,952,000		--	1/16/18	5.790%	3 month USD-LIBOR-BBA	(6,842,826)

JPMorgan Chase Bank, N.A.
14,500,000		--	4/23/17	5.186%	3 month USD-LIBOR-BBA	(669,887)

5,163,000		--	8/15/11	5.412%	3 month USD-LIBOR-BBA	(310,979)

108,271,000		--	3/5/18	4.325%	3 month USD-LIBOR-BBA	1,514,813

20,439,000		--	3/7/18	4.45%	3 month USD-LIBOR-BBA	78,572

20,800,000		--	3/12/18	3 month USD-LIBOR-BBA	4.4525%	(88,065)

5,091,000		--	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(93,574)

41,043,000		--	3/11/38	5.03%	3 month USD-LIBOR-BBA	(933,495)

90,389,000		--	3/15/10	3 month USD-LIBOR-BBA	2.5%	(811,351)

41,018,000		--	3/20/13	3 month USD-LIBOR-BBA	3.145%	(1,567,415)

106,684,000		--	3/20/13	3 month USD-LIBOR-BBA	3.13%	(4,150,534)

215,990,000		--	3/25/10	3 month USD-LIBOR-BBA	2.325%	(2,792,188)

31,000,000		--	1/17/16	4.946%	3 month USD-LIBOR-BBA	(1,379,611)

1,659,000		--	9/18/16	5.291%	3 month USD-LIBOR-BBA	(105,865)

47,989,000		--	4/8/13	3 month USD-LIBOR-BBA	3.58406%	(1,249,496)

22,282,000		--	9/28/08	5.096%	3 month USD-LIBOR-BBA	(411,924)

27,816,000		--	5/16/18	4.53%	3 month USD-LIBOR-BBA	249,038

33,439,000		--	5/23/10	3 month USD-LIBOR-BBA	3.16%	(189,346)

25,000,000		--	6/13/13	4.47%	3 month USD-LIBOR-BBA	(259,773)

22,000,000		--	3/7/15	3 month USD-LIBOR-BBA	4.798%	748,832

20,800,000		--	6/27/17	3 month USD-LIBOR-BBA	5.712%	1,684,647

15,880,000		--	7/5/17	3 month USD-LIBOR-BBA	4.55%	165,180

10,050,000		--	10/10/13	5.054%	3 month USD-LIBOR-BBA	(408,419)

13,990,000		--	10/10/13	5.09%	3 month USD-LIBOR-BBA	(596,110)

27,115,000		--	11/20/08	5.165%	3 month USD-LIBOR-BBA	(312,316)

6,092,000		--	11/20/26	3 month USD-LIBOR-BBA	5.266%	280,678

2,000,000		--	7/25/17	3 month USD-LIBOR-BBA	5.652%	190,835

3,882,000		--	12/19/16	5.0595%	3 month USD-LIBOR-BBA	(132,649)

2,932,000		--	1/31/17	3 month USD-LIBOR-BBA	5.415%	224,707

17,583,000		--	3/8/17	3 month USD-LIBOR-BBA	5.28%	1,122,220

7,069,000		--	9/28/16	3 month USD-LIBOR-BBA	5.1223%	362,532

2,200,000		--	8/7/12	3 month USD-LIBOR-BBA	5.194%	123,627

3,710,000		--	6/16/15	4.538%	3 month USD-LIBOR-BBA	(18,083)

920,000		--	6/24/15	4.387%	3 month USD-LIBOR-BBA	4,353

12,900,000		--	6/29/15	3 month USD-LIBOR-BBA	4.296%	(134,398)

2,156,000		--	8/2/15	3 month USD-LIBOR-BBA	4.6570%	53,827

70,200,000		--	8/13/12	3 month USD-LIBOR-BBA	5.2%	3,952,874

13,962,000		--	8/29/17	5.2925%	3 month USD-LIBOR-BBA	(911,463)

4,241,000		--	8/29/17	5.263%	3 month USD-LIBOR-BBA	(267,826)

10,473,000		--	9/21/09	3 month USD-LIBOR-BBA	4.6125%	295,417

2,895,200		--	9/21/17	5.15%	3 month USD-LIBOR-BBA	(150,147)

5,149,000		--	9/27/17	5.2335%	3 month USD-LIBOR-BBA	(300,615)

2,916,000		--	10/30/12	4.68375%	3 month USD-LIBOR-BBA	(67,222)

3,150,000		--	11/7/17	3 month USD-LIBOR-BBA	5.05771%	110,013

26,550,000		--	11/9/09	4.3975%	3 month USD-LIBOR-BBA	(454,439)

27,283,000		--	11/9/17	5.0895%	3 month USD-LIBOR-BBA	(1,019,181)

15,893,000		--	12/11/17	3 month USD-LIBOR-BBA	4.65%	23,205

5,702,000		--	12/24/27	4.9675%	3 month USD-LIBOR-BBA	(32,736)

25,700,000		--	8/4/08	3 month USD-LIBOR-BBA	5.40%	515,510

14,800,000		--	8/4/16	3 month USD-LIBOR-BBA	5.5195%	1,236,195

12,600,000		--	9/2/15	3 month USD-LIBOR-BBA	4.4505%	130,629

5,700,000		--	10/21/15	4.916%	3 month USD-LIBOR-BBA	(172,095)

25,274,000		--	1/18/18	4.27625%	3 month USD-LIBOR-BBA	391,936

1,963,000		--	1/24/18	4.135%	3 month USD-LIBOR-BBA	54,772

2,618,000		--	1/24/18	4.175%	3 month USD-LIBOR-BBA	64,476

2,618,000		--	1/24/18	4.1625%	3 month USD-LIBOR-BBA	67,158

54,492,000		--	1/31/18	3 month USD-LIBOR-BBA	4.25%	(1,021,016)

47,900,000		--	2/4/10	3 month USD-LIBOR-BBA	2.835%	(65,384)

7,500,000		--	2/4/18	3 month USD-LIBOR-BBA	4.2625%	(132,870)

Lehman Brothers Special Financing, Inc.
32,903,000		197,899	2/26/18	4.65%	3 month USD-LIBOR-BBA	(229,845)

1,835,000		(1,270)	3/14/18	3 month USD-LIBOR-BBA	4.35%	(24,497)

7,770,000		--	3/19/13	3 month USD-LIBOR-BBA	3.0675%	(324,203)

53,341,000		--	3/20/13	3 month USD-LIBOR-BBA	3.215%	(1,868,346)

99,880,000		--	3/26/10	3 month USD-LIBOR-BBA	2.3525%	(1,242,727)

99,880,000		--	3/26/10	3 month USD-LIBOR-BBA	2.395%	(1,160,611)

8,245,000	(E)	--	3/26/38	5.05%	3 month USD-LIBOR-BBA	152,862

41,018,000		--	3/20/13	3 month USD-LIBOR-BBA	3.07%	(1,707,713)

	16,490,000	(E)	--	3/22/38	5.29%	3 month USD-LIBOR-BBA	(495)

	56,325,000		--	3/20/13	3 month USD-LIBOR-BBA	3.06%	(2,370,794)

EUR	10,990,000	(E)	--	3/22/38	6 month EUR-EURIBOR-Reuters	4.864%	(45,694)

	$157,300,000		--	3/25/13	3 month USD-LIBOR-BBA	3.2292%	(5,445,128)

	53,400,000		--	3/25/38	4.583%	3 month USD-LIBOR-BBA	2,631,876

	89,370,000		--	3/25/10	3 month USD-LIBOR-BBA	2.275%	(1,242,308)

GBP	28,370,000		--	3/22/10	6 month GBP-LIBOR-BBA	5.075%	(1,178,586)

GBP	8,000,000		--	3/20/18	4.99%	6 month GBP-LIBOR-BBA	838,740

EUR	7,170,000	(E)	--	3/29/38	6 month EUR-EURIBOR-Reuters	4.9625%	58,154

	$56,895,000		--	4/3/18	4.087%	3 month USD-LIBOR-BBA	2,398,943

EUR	65,120,000	(E)	--	4/12/12	6 month EUR-EURIBOR-Reuters	4.10%	(1,761,938)

EUR	55,420,000	(E)	--	4/13/15	4.31%	6 month EUR-EURIBOR-Reuters	2,195,989

EUR	15,480,000	(E)	--	4/13/20	6 month EUR-EURIBOR-Reuters	4.6575%	(618,019)

	$154,700,000		--	4/8/13	3.435%	3 month USD-LIBOR-BBA	5,079,510

	158,600,000		--	4/8/13	3 month USD-LIBOR-BBA	3.435%	(5,207,565)

	5,975,000		--	4/16/18	3 month USD-LIBOR-BBA	4.405%	(102,778)

	5,427,000		--	4/19/38	4.8425%	3 month USD-LIBOR-BBA	88,429

	3,377,000		--	4/21/38	4.945%	3 month USD-LIBOR-BBA	1,795

	410,000		--	4/26/38	3 month USD-LIBOR-BBA	4.77%	(11,733)

	6,390,000	(E)	--	4/26/38	5.3325%	3 month USD-LIBOR-BBA	(21,918)

	30,200,000		--	5/29/12	5.28%	3 month USD-LIBOR-BBA	(1,358,677)

	55,761,000		--	5/18/18	4.2375%	3 month USD-LIBOR-BBA	1,794,819

	14,700,000		--	5/9/13	3 month USD-LIBOR-BBA	3.875%	(212,832)

EUR	20,314,000	(E)	--	6/3/18	6 month EUR-EURIBOR-Reuters	4.912%	(33,272)

	$30,143,000	(E)	--	6/3/18	5.28%	3 month USD-LIBOR-BBA	(80,180)

	56,140,000	(E)	--	7/2/18	5.19%	3 month USD-LIBOR-BBA	--

EUR	38,500,000	(E)	--	7/2/18	6 month EUR-EURIBOR-Reuters	4.9425%	--

	$114,734,000		--	6/3/10	3 month USD-LIBOR-BBA	3.41%	(158,644)

	17,624,000		--	6/3/38	5.0975%	3 month USD-LIBOR-BBA	(374,683)

	77,000,000		--	6/9/13	4.2075%	3 month USD-LIBOR-BBA	73,506

	6,807,000		--	6/10/38	5.1275%	3 month USD-LIBOR-BBA	(173,569)

EUR	17,460,000	(E)	--	6/11/38	4.52%	6 month EUR-EURIBOR-Reuters	772,687

	$26,200,000	(E)	--	6/11/38	3 month USD-LIBOR-BBA	5.54%	508,804

EUR	10,455,000	(E)	--	6/12/38	4.7625%	6 month EUR-EURIBOR-Reuters	158,070

	$15,685,000	(E)	--	6/12/38	3 month USD-LIBOR-BBA	5.4175%	157,634

EUR	20,314,000	(E)	--	6/12/18	4.7225%	6 month EUR-EURIBOR-Reuters	240,584

	$30,143,000	(E)	--	6/12/18	3 month USD-LIBOR-BBA	5.1575%	(52,750)

	6,020,000		--	8/24/12	5.085%	3 month USD-LIBOR-BBA	(307,578)

	12,250,354		--	8/29/09	5.005%	3 month USD-LIBOR-BBA	(431,425)

	24,945,000		--	8/29/09	5.001%	3 month USD-LIBOR-BBA	(879,656)

	3,491,000		--	8/29/17	5.29125%	3 month USD-LIBOR-BBA	(228,512)

	4,425,010		--	8/29/12	5.075%	3 month USD-LIBOR-BBA	(223,882)

	77,000,000		--	6/24/13	3 month USD-LIBOR-BBA	4.41375%	556,973

	26,210,000		--	12/28/16	5.084%	3 month USD-LIBOR-BBA	(923,468)

	761,781		--	8/29/17	3 month USD-LIBOR-BBA	5.32%	51,508

	6,002,000		--	8/3/08	5.425%	3 month USD-LIBOR-BBA	(121,125)

	24,138,000		--	8/3/11	5.445%	3 month USD-LIBOR-BBA	(1,493,478)

	26,397,000		--	8/3/16	5.5675%	3 month USD-LIBOR-BBA	(2,295,026)

	41,960,000		--	9/8/16	5.3275%	3 month USD-LIBOR-BBA	(2,821,415)

	20,650,000		--	9/29/13	5.0555%	3 month USD-LIBOR-BBA	(998,043)

	12,553,000		--	10/23/08	3 month USD-LIBOR-BBA	5.26%	146,229

	5,046,000		--	10/23/16	3 month USD-LIBOR-BBA	5.3275%	286,241

	12,553,000		--	10/23/08	5.255%	3 month USD-LIBOR-BBA	(145,859)

	5,046,000		--	10/23/16	5.325%	3 month USD-LIBOR-BBA	(285,360)

	17,700,000		--	11/29/08	3 month USD-LIBOR-BBA	5.045%	193,022

	3,990,000			-- 11/29/16	3 month USD-LIBOR-BBA	5.02%	132,341

	3,010,000			-- 11/29/26	3 month USD-LIBOR-BBA	5.135%	89,338

	29,401,000			-- 3/15/09	4.9298%	3 month USD-LIBOR-BBA	(777,212)

	38,000,000			-- 3/16/09	4.9275%	3 month USD-LIBOR-BBA	(1,003,513)

	8,672,000			-- 9/11/17	5.0525%	3 month USD-LIBOR-BBA	(395,556)

	14,877,800			-- 9/19/09	3 month USD-LIBOR-BBA	4.755%	457,288

	10,473,000			-- 9/24/09	3 month USD-LIBOR-BBA	4.695%	309,636

	2,895,200			-- 9/24/17	5.285%	3 month USD-LIBOR-BBA	(180,859)

	5,002,000			-- 10/26/12	4.61375%	3 month USD-LIBOR-BBA	(100,772)

	1,720,000			-- 11/7/17	3 month USD-LIBOR-BBA	5.05521%	59,737

	26,550,000			-- 11/9/09	4.403%	3 month USD-LIBOR-BBA	(456,508)

	27,283,000			-- 11/9/17	5.067%	3 month USD-LIBOR-BBA	(971,640)

	1,750,000			-- 11/9/17	3 month USD-LIBOR-BBA	5.068%	62,448

	11,280,000			-- 12/11/17	3 month USD-LIBOR-BBA	4.839%	180,629

	30,302,000			-- 12/24/09	3 month USD-LIBOR-BBA	3.84625%	230,691

	7,701,000			-- 4/12/12	3 month USD-LIBOR-BBA	5.087%	308,878

	93,233,000			-- 2/8/10	2.728%	3 month USD-LIBOR-BBA	344,025

	67,471,000			-- 2/7/18	4.217%	3 month USD-LIBOR-BBA	1,465,062

	21,224,000			-- 2/21/18	4.599%	3 month USD-LIBOR-BBA	(188,005)

	4,300,000			-- 2/4/38	3 month USD-LIBOR-BBA	4.806%	(47,372)

EUR	5,495,000	(E)		-- 3/26/38	6 month EUR-EURIBOR-Reuters	4.74%	(105,060)

	$99,880,000			-- 3/26/10	3 month USD-LIBOR-BBA	2.325%	(1,295,921)

EUR	42,560,000			-- 3/29/10	6 month EUR-EURIBOR-Reuters	4.25%	(1,267,524)

	$10,760,000	(E)	--	3/29/38	5.31%	3 month USD-LIBOR-BBA	(17,539)

Merrill Lynch Capital Services, Inc.
	5,002,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(101,346)

	6,200,000		--	11/6/17	5.00693%	3 month USD-LIBOR-BBA	(192,313)

Morgan Stanley Capital Services, Inc.
GBP	13,270,000		--	3/28/18	5.065%	6 month GBP-LIBOR-BBA	1,236,142

GBP	55,120,000		--	3/29/10	6 month GBP-LIBOR-BBA	5.21%	(2,012,951)

	$1,502,000		--	8/29/17	5.26021%	3 month USD-LIBOR-BBA	(94,524)

	1,850,000		--	2/20/17	5.192%	3 month USD-LIBOR-BBA	(107,965)

Total							$(42,702,806)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Asset Allocation: Conservative Portfolio

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
	$8,430,000	(2)(F)	7/2/08	(Banc of America	The spread	$650,240
				Securities AAA	return of Banc
				10 yr Index	of America
				multiplied by	Securities- CMBS
				the modified	AAA 10 year Index
duration factor
minus 150 bp)

Credit Suisse International
	16,197,000	(2)(F)	8/1/08	(Beginning	The spread	588,178
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 450 bp)

Goldman Sachs International
	846,000	(F)	9/15/11	678 bp (1 month	Ford Credit Auto	(11,763)
				USD-LIBOR-BBA)	Owner Trust
Series 2005-B
Class D

EUR	35,056,000	(F)	3/26/09	(2.27%)	Eurostat	436,205
Eurozone HICP
excluding tobacco

EUR	16,890,000		4/30/13	2.375%	French Consumer	(584,137)
Price Index
excluding tobacco

EUR	16,890,000	(F)	4/30/13	(2.41%)	Eurostat	803,322
Eurozone HICP
excluding tobacco

EUR	16,890,000		5/6/13	2.34%	French Consumer	(614,470)
Price Index
excluding tobacco

EUR	16,890,000		5/6/13	(2.385%)	Eurostat	682,035
Eurozone HICP
excluding tobacco

GBP	10,134,000		5/9/13	3.10%	GBP Non-revised	(679,495)
Retail Price
Index

	$24,740,000	(2)(F)	7/2/08	(Banc	The spread	1,024,088
				of America	return of Banc
				Securities AAA	of America
				10 year Index	Securities- CMBS
				multiplied by	AAA 10 year Index
the modified
duration factor
minus 125 bp)

	7,160,000	(1)(F)	11/2/08	20 bp plus	The spread	(189,898)
				change in spread	return of Banc
				of Banc	of America
				of America	Securities- CMBS
				Securities AAA	AAA 10 year Index
10 year Index
multiplied by
the modified
duration factor

JPMorgan Chase Bank, N.A.
	13,587,918		4/15/09	(3 month USD-	A basket	(3,011,740)
				LIBOR-BBA plus	of common stocks
25 bp)

	13,617,516		4/15/09	(3 month USD-	A basket	3,681,987
				LIBOR-BBA minus	of common stocks
40 bp)

	4,634,700	(1)(F)	8/1/08	Change in spread	The spread	(476,721)
				of Lehman	return of Lehman
				Brothers AAA	Brothers AAA
				8.5+ Commercial	8.5+ CMBS Index
				Mortgage Backed	adjusted by
				Securities Index	modified
				minus 17.5 bp	duration factor

	24,682,927		9/24/08	3 month USD-	Russell 2000	1,210,628
				LIBOR-BBA	Total Return
Index

Lehman Brothers Special Financing, Inc.
	6,996,000	(2)(F)	8/1/08	(Beginning	The spread	(414,275)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	6,121,000	(2)	9/1/08	(Beginning	The spread	(342,562)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index)	duration factor

	9,262,000	(1)	7/1/08	Lehman Brothers	The spread	(190,605)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 75 bp

	17,528,000		7/2/10	(3.4075%)	USA Non Revised	--
Consumer Price
Index- Urban
(CPI-U)

	18,700,000	(1)(F)	9/1/08	66.7 bp plus	The spread	(1,840,080)
				beginning	return of Lehman
				of period nominal	Brothers AAA
				spread of Lehman	8.5+ CMBS Index
				Brothers AAA	adjusted by
				8.5+ Commercial	modified

				Mortgage Backed	duration factor
Securities Index

	17,080,000	(2)(F)	7/2/08	(Beginning	The spread	1,633,429
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 230 bp)

	10,012,000	(2)	7/1/08	(Beginning	The spread	(445,657)
				of period nominal	return of Lehman
				spread of Lehman	Brothers AAA
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor
minus 100 bp)

	6,337,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(61,190)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 40 bp

	6,337,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(58,022)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
plus 50 bp

	15,998,000	(1)(F)	8/1/08	Lehman Brothers	The spread	(206,470)
				SD CMBS AAA 8.5+	return of Lehman
				Index multiplied	Brothers SD CMBS
				by the modified	AAA 8.5+ Index
duration factor
minus 25 bp

Morgan Stanley Capital Services, Inc.
	16,241,000	(1)(F)	8/1/08	Beginning	The spread	(171,131)
				of period nominal	return of Lehman
				spread of Lehman	Brothers Aaa
				Brothers AAA	8.5+ CMBS Index
				8.5+ Commercial	adjusted by
				Mortgage Backed	modified
				Securities Index	duration factor

Total						$1,411,896

(E) See Total return swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees.

(1) Fund receives the net fixed and total return payment if positive and pays the net fixed and total return payment if negative.

(2) Fund pays the net fixed and total return payment if positive and receives the net fixed and total return payment if negative.

Putnam Asset Allocation: Conservative Portfolio

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/08 (Unaudited)

	Upfront					Fixed payments	Unrealized
Swap counterparty /	premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	$--		$30,000		12/20/08	550 bp	$(901)

BSKYB Finance UK Plc,
5 3/4%, 10/20/17	--		3,260,000		2/20/09	(50 bp)	(1,999)

DJ ABX NA CMBX BBB Index	1,399		2,035,000	(F)	10/12/52	(134 bp)	582,315

DJ ABX NA HE AAA Index	146,633		1,257,904	(F)	7/25/45	18 bp	43,648

DJ CDX NA HY Series 10	65,625		2,500,000		6/20/13	500 bp	(78,481)

DJ CDX NA HY Series 9
Index	(17,634)		2,970,000		12/20/12	375 bp	(277,848)

Financial Security
Assurance Inc.	--		105,000	(F)	12/20/12	95 bp	(19,816)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		485,000		9/20/13	269 bp	(1,518)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--		565,000		3/20/12	(95 bp)	(6,170)

Nalco, Co.
7.75%,11/15/11	--		30,000		9/20/12	350 bp	(549)

Bear Stearns International, Ltd.
GATX Corp., 8.875%,
6/1/09	--		130,000		3/20/16	(100 bp)	2,783

Citibank, N.A.
Abitibibowater Inc.,
6 1/2%, 6/15/13	--		35,000		12/20/08	725 bp	(751)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		30,000		12/20/08	800 bp	(533)

Abitibibowater Inc.,
6 1/2%, 6/15/13	--		30,000		12/20/08	825 bp	(496)

Arrow Electronic Inc.,
6 7/8%, 6/1/18	--		155,000		3/20/13	(43 bp)	2,607

Conagra Foods Inc., 7%,
10/1/28	--		946,000		9/20/10	(27 bp)	1,842

DJ ABX NA HE AAA Index	250,599		2,344,945		7/25/45	18 bp	56,725

Freescale
Semiconductor, 8 7/8%,
12/15/14	--		80,000		9/20/12	495 bp	(9,033)

Lear Corp., term loan	--		305,000		6/20/13	(225 bp)	21,323

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--		345,000		9/20/14	(105 bp)	(5,065)

Motorola, Inc., 6.5%,
9/1/25	--		175,000		3/20/13	(79 bp)	14,208

Sara Lee Corp., 6 1/8%,
11/1/32	--		300,000		9/20/11	(43 bp)	(381)

Seat Pagine Gialle
S.P.A., 8%, 4/30/14	--	EUR	1,000,000		3/20/13	815 bp	(6,402)

Yum! Brands Inc.,
8 7/8%, 4/15/11	--		$270,000		3/20/13	(65 bp)	4,515

Credit Suisse International
DJ ABX NA HE AAA Index	296,833		1,944,302		7/25/45	18 bp	137,354

DJ CMB NA CMBX AA Index	(68,402)		306,000	(F)	10/12/52	(25 bp)	(17,659)

DJ CMB NA CMBX AAA Index	2,399,643		14,417,000	(F)	12/13/49	8 bp	1,218,620

DJ CMB NA CMBX AAA Index	3,589,315		22,912,000	(F)	2/17/51	35 bp	2,046,102

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--		50,000		6/20/17	297 bp	(5,480)

Echostar DBS Corp.,
6 5/8%, 10/1/14	--		85,000		6/20/13	(225 bp)	2,726

KB Home, 5 3/4%, 2/1/14	--		1,380,000		9/20/11	(425 bp)	(2,798)

Sprint Capital Corp,
8 3/8%, 3/15/12	--		790,000		6/20/12	(59 bp)	64,108

Deutsche Bank AG
DJ ABX NA CMBX AAA Index	54,261		900,000	(F)	2/17/51	35 bp	(6,358)

DJ ABX NA HE AAA Index	117,431		1,130,248		7/25/45	18 bp	21,433

DJ CDX NA IG Series 9
Index 30-100% tranche	--		7,290,000	(F)	12/20/12	(27.2 bp)	70,982

DJ CDX NA IG Series 9
Index 30-100% tranche	--		14,310,000	(F)	12/20/12	(65 bp)	(85,497)

DJ iTraxx Europe Series
8 Version 1	(115,108)	EUR	1,200,000		12/20/12	(375 bp)	(34,446)

DJ iTraxx Europe Series
9 Version 1	251,044	EUR	3,675,000		6/20/13	(650 bp)	(36,053)

France Telecom, 7.25%,
1/28/13	--		$390,000		6/20/16	70 bp	(11,096)

Grohe Holding GmBh,

8 5/8%, 10/1/14	--	EUR	245,000		6/20/09	400 bp	2,715

Grohe Holding GmBh,
8 5/8%, 10/1/14	--	EUR	895,000		6/20/09	400 bp	9,918

iStar Financial, Inc.,
6%, 12/15/10	32,738		$485,000		3/20/09	500 bp	17,499

Korea Monetary STAB
Bond, 5%, 2/14/09	--		3,770,000	(F)	2/23/09	105 bp	6,514

Korea Monetary STAB
Bond, 5.15%, 2/12/10	--		3,770,000	(F)	2/19/10	115 bp	15,043

Malaysian Government,
6.844%, 10/1/09	--		4,650,000		10/1/09	90 bp	30,992

Nalco, Co. 7.75%,
11/15/11	--		25,000		12/20/12	363 bp	(467)

Republic of China, zero
coupon, 12/5/08	--		6,283,000	(F)	12/12/08	115 bp	21,985

Smurfit Kappa Funding,
10 1/8%, 10/1/12	--	EUR	490,000		6/20/09	135 bp	94

Unity Media GmBh,
8 3/4%, 2/15/15	--	EUR	690,000		6/20/13	460 bp	(26,999)

Universal Corp., 5.2%,
10/15/13	--		$710,000		3/20/15	(95 bp)	(7,526)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	--	EUR	690,000		9/20/13	477 bp	(18,235)

Goldman Sachs International
Any one of the
underlying securities
in the basket of BB
CMBS securities	--		$1,678,000		(a)	2.461%	(245,990)

Cargill, Inc., 7 3/8%,
10/1/25	--		135,000		3/20/13	(93 bp)	(266)

DJ ABX HE A Index	362,525		541,000		1/25/38	369 bp	(125,583)

DJ ABX HE AAA Index	127,146		541,000	(F)	1/25/38	76 bp	(165,574)

DJ CDX NA CMBX AAA Index	17,922		490,000		3/15/49	7 bp	(16,769)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		12,330,000		12/20/10	429 bp	443,274

DJ CDX NA HY Series 9
Index 25-35% tranche	--		1,062,000		12/20/10	108.65 bp	(43,051)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		7,290,000		12/20/10	249 bp	(51,243)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		2,580,000		12/20/10	305 bp	16,362

DJ CDX NA HY Series 9
Index 25-35% tranche	--		25,050,000		12/20/10	435 bp	936,599

DJ CDX NA IG Series 10
Index	38,409		2,001,000		6/20/18	(150 bp)	12,960

DJ CDX NA IG Series 10
Index	(127,624)		5,100,000		6/20/13	155 bp	(92,007)

DJ CDX NA IG Series 10
Index	(1,859,177)		97,000,000		6/20/13	155 bp	(1,181,767)

DJ CDX NA IG Series 10
Index	(296,236)		23,055,000		6/20/13	155 bp	(135,229)

DJ CDX NA IG Series 10
Index	549,981		23,927,000		6/20/18	(150 bp)	245,669

DJ CDX NA IG Series 10
Index	(564,294)		28,690,000		6/20/13	155 bp	(363,934)

DJ CDX NA IG Series 10
Index 30-100% tranche	--		46,920,000		6/20/13	(44.25 bp)	163,945

DJ CDX NA IG Series 8
Index	272,441		19,455,000		6/20/18	(150 bp)	25,006

General Motors Corp.,
7 1/8%, 7/15/13	--		20,000		9/20/08	620 bp	(197)

General Motors Corp.,
7 1/8%, 7/15/13	--		90,000		9/20/08	620 bp	(886)

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		485,000		9/20/17	(67.8 bp)	50,058

Lighthouse
International Co, SA,
8%, 4/30/14	--	EUR	680,000		3/20/13	680 bp	(45,846)

Merrill Lynch & Co.,
5%, 1/15/15	--		$485,000		9/20/17	(59.8 bp)	47,267

Wind Acquisition
9 3/4%, 12/1/15	--	EUR	680,000		3/20/13	597 bp	56,045

JPMorgan Chase Bank, N.A.
Codere Finance
(Luxembourg) S.A.,
8.25%, 6/15/15	--	EUR	680,000		3/20/13	795 bp	68,521

DJ CDX NA HY Series 9
Index 25-35% tranche	--		$14,310,000		12/20/10	388.75 bp	376,895

DJ CDX NA HY Series 9
Index 25-35% tranche	--		1,089,000		12/20/10	105.5 bp	(44,962)

DJ CDX NA IG Series 9

Index	--		840,000	(F)	12/20/12	(13.55 bp)	12,944

DJ CMB NA CMBX AAA Index	244,396		2,048,000	(F)	2/17/51	35 bp	106,455

DJ CMB NA CMBX AAA Index	795,810		6,358,000	(F)	12/13/49	8 bp	274,971

DJ CMB NA CMBX AAA Index	221,344		2,027,000	(F)	2/17/51	35 bp	84,818

DJ iTraxx Europe
Crossover Series 8
Version 1	(363,442)	EUR	2,720,000		12/20/12	(375 bp)	(180,608)

Glencore Funding LLC,
6%, 4/15/14	--		$2,860,000		6/20/14	(148 bp)	85,708

iStar Financial, Inc.,
6%, 12/15/10	33,250		475,000	(F)	3/20/09	500 bp	19,493

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--		895,000		6/20/18	(135 bp)	55,318

Smurfit-Stone Container
Enterprises, 7 1/2%,
6/1/13	--		35,000	(F)	3/20/13	685 bp	(1,886)

Lehman Brothers Special Financing, Inc.
Bear Stearns Co. Inc.,
5.3%, 10/30/15	--		485,000		9/20/17	(77 bp)	9,426

Community Health
Systems, 8 7/8%, 7/15/15	--		73,000		12/20/12	360 bp	(2,595)

Computer Sciences Corp,
5%, 2/15/13	--		2,625,000		3/20/18	(132 bp)	(104,592)

DJ ABX HE A Index	362,525		541,000		1/25/38	369 bp	(125,133)

DJ ABX HE A Index	376,690		542,000		1/25/38	369 bp	(111,870)

DJ ABX HE AAA Index	127,146		541,000	(F)	1/25/38	76 bp	(165,574)

DJ ABX HE AAA Index	151,760		542,000	(F)	1/25/38	76 bp	(141,502)

DJ CDX NA CMBX AA Index	(15,241)		481,000	(F)	3/15/49	(15 bp)	98,687

DJ CDX NA HY Series 10
Index	2,547,125		58,220,000		6/20/13	500 bp	(808,805)

DJ CDX NA HY Series 10
Index	(82,469)		1,885,000		6/20/13	(500 bp)	26,187

DJ CDX NA HY Series 10
Index	120,169		1,885,000		6/20/13	500 bp	11,513

DJ CDX NA HY Series 8
Index 35-60% tranche	--		16,869,000		6/20/12	104 bp	(1,263,979)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		4,300,000		12/20/10	104.5 bp	(178,582)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		4,300,000		12/20/10	90 bp	(193,479)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		7,290,000		12/20/10	266 bp	(21,631)

DJ CDX NA HY Series 9
Index 25-35% tranche	--		14,580,000		12/20/10	295 bp	57,757

DJ CDX NA IG Series 10
Index	338,382		18,080,000		6/20/18	(150 bp)	108,435

DJ CDX NA IG Series 10
Index	131,710		8,706,000		6/20/18	(150 bp)	20,984

DJ CDX NA IG Series 10
Index	(3,171,457)		152,400,000		6/20/13	155 bp	(2,107,155)

DJ CDX NA IG Series 10
Index	3,314,631		159,280,000		6/20/13	(155 bp)	2,202,281

DJ CDX NA IG Series 10
Index 30-100% tranche	--		14,744,950	(F)	6/20/13	(42 bp)	55,539

DJ CDX NA IG Series 9
Index	(306,727)		6,622,000		12/20/17	(80 bp)	(42,870)

DJ CMB NA CMBX AAA Index	900,113		7,609,000	(F)	2/17/51	35 bp	387,617

DJ iTraxx Europe Series
9 Version 1	(151,592)	EUR	1,090,000		6/20/13	650 bp	(66,439)

DJ LCDX NA Series 9
Index, 30-100% tranche	--		$2,150,000	(F)	12/20/12	96 bp	12,550

Domtar Corp., 7 1/8%,
8/15/15	--		110,000		12/20/11	(250 bp)	1,183

FirstEnergy Corp.,
7 3/8%, 11/15/31	--		2,535,000		12/20/11	(79 bp)	(2,285)

GMAC, LLC, 6 7/8%,
8/28/12	73,600		1,280,000		3/20/09	500 bp	(7,990)

Goldman Sachs Group,
Inc., 6.6%, 1/15/12	--		485,000		9/20/17	(58 bp)	26,885

Jefferson Smurfit
Corp., 7 1/2%, 6/1/13	--		50,000	(F)	3/20/13	645 bp	(3,357)

Macy's Retail Holdings,
Inc., 6 5/8%, 4/1/11	--		3,965,000		6/20/11	(195 bp)	8,502

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		485,000		9/20/17	(60.5 bp)	40,008

Morgan Stanley Dean
Witter, 6.6%, 4/1/12	--		485,000		9/20/12	48 bp	(27,868)

Sungard Data Systems,

Inc., 9 1/8%, 8/15/13	--	30,000		9/20/12	395 bp	(431)

Merrill Lynch Capital Services, Inc.
General Motors Corp.,
7 1/8%, 7/15/13	--	65,000		9/20/08	500 bp	(843)

Merrill Lynch International
Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	50,000		6/20/17	295 bp	(5,536)

KinderMorgan, 6 1/2%,
9/1/12	--	126,000		9/20/12	(128 bp)	1,184

Lehman Brothers
Holdings, 6 5/8%,
1/18/12	--	895,000		6/20/18	(130 bp)	58,213

Morgan Stanley Capital Services, Inc.
Bundesrepublic of
Deutschland, 6%, 6/20/16	--	2,571,000		6/20/18	8 bp	(1,680)

Cargill, Inc., 7 3/8%,
10/1/25	--	860,000		3/20/13	(90 bp)	1,021

DJ ABX NA CMBX AAA Index	451,058	6,337,000	(F)	3/15/49	7 bp	10,360

DJ CDX NA IG Series 10
Index	188,480	9,674,500		6/20/18	(150 bp)	65,436

DJ CDX NA IG Series 10
Index	616,701	37,660,000		6/20/18	(150 bp)	137,728

DJ CDX NA IG Series 10
Index 30-100% tranche	--	12,088,000	(F)	6/20/13	(52 bp)	(9,427)

DJ CDX NA IG Series 10
Index 30-100% tranche	--	6,235,000	(F)	6/20/13	(38.6 bp)	33,121

DJ CMB NA CMBX AA Index	(87,156)	382,000	(F)	10/12/52	(25 bp)	(23,809)

DJ CMB NA CMBX AAA Index	638,119	5,319,500	(F)	12/13/49	8 bp	202,352

DJ CMB NA CMBX AAA Index	333,376	3,072,000	(F)	2/17/51	35 bp	126,464

DJ CMB NA CMBX AAA Index	338,736	2,770,000	(F)	2/17/51	35 bp	152,166

DJ CMB NA CMBX AAA Index	1,043,901	7,842,000	(F)	12/13/49	8 bp	401,493

Dynegy Holdings Inc.,
6 7/8%, 4/1/11	--	50,000		6/20/12	225 bp	(3,300)

Nalco, Co. 7.75%,
11/15/11	--	30,000		9/20/12	330 bp	(772)

Nalco, Co. 7.75%,
11/15/11	--	45,000		3/20/13	460 bp	636

Republic of Austria,
5 1/4%, 1/4/11	--	2,571,000		6/20/18	(17 bp)	(6,631)

Universal Corp., 5.2%,
10/15/13	--	2,130,000		3/20/13	(89 bp)	(17,752)

Total						$2,931,845

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

(F) Is valued at fair value following procedures approved by the Trustees.

Key to holding's currency abbreviations
AED	United Arab Emirates Dirham
BRL	Brazilian Real
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
USD / $	United States Dollar

NOTES

(a) Percentages indicated are based on net assets as follows:

Growth Portfolio	$ 2,370,703,449
Balanced Portfolio	2,032,453,459
Conservative Portfolio	1,082,588,287

(RAT) The Moody's, Standard & Poor's or Fitch's ratings indicated are believed to be the most recent ratings available at June 30, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at June 30, 2008 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation/(depreciation)

Growth Portfolio	$ 2,849,867,228	$ 279,347,592	$ (201,221,946)	$ 78,125,646
Balanced Portfolio	3,559,307,004	239,482,418	(201,842,764)	37,639,654
Conservative Portfolio	2,013,146,422	91,665,935	(95,701,698)	(4,035,763)

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. Structured Asset Securities Corp. was acquired on 3/4/08 with a cost of $155,376, $325,094 and $217,699 (for Growth, Balanced and Conservative Portfolios, respectively). WAMU Mortgage Pass-Through Certificates was acquired on 3/10/08 with a cost of $170,050, $352,750 and $229,890 (for Growth, Balanced and Conservative Portfolios, respectively). VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 (for Conservative Portfolio). The total market value of restricted securities held by the fund did not exceed 0.04% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or entirety, were pledged and segregated with the custodian to cover margin requirements for futures contracts for one or more of the funds at June 30, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at June 30, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At June 30, 2008, the value of securities loaned amounted to $145,431,462, $115,553,948 and $33,717,417 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively). Certain of these securities were sold prior to period-end. The funds received cash collateral of $149,580,794, $118,865,791 and $34,778,679 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively), which is pooled with collateral of other Putnam funds into 67 issues of short-term investments.

(e) Each fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $7,142,938, $4,385,712 and $4,435,051 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) for the period ended June 30, 2008. During the period ended June 30, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated as follows:

	Cost of	Proceeds of
	purchases	sales

Growth Portfolio	$ 1,157,903,647	$ 1,372,435,007
Balanced Portfolio	944,192,665	1,032,895,564
Conservative Portfolio	911,198,721	890,250,179

(F) Is valued at fair value following procedures approved by the Trustees. On June 30, 2008, fair value pricing was also used for certain foreign securities in the portfolios.

(R) Real Estate Investment Trust.

(SG) Securities on loan, in part or in entirety, at June 30, 2008 (Growth Portfolio).

(SB) Securities on loan, in part or in entirety, at June 30, 2008 (Balanced Portfolio).

(SC) Securities on loan, in part or in entirety, at June 30, 2008 (Conservative Portfolio).

At June 30, 2008, liquid assets totaling $244,121,472, $772,218,300 and $461,891,504 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at June 30, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2008 (as a percentage of Portfolio Value):

Growth Portfolio

United States	71.8%
Japan	4.2
United Kingdom	3.7
France	1.6
Australia	1.3
Italy	1.3
Belgium	1.2
Brazil	1.1
Netherlands	1.0
China	0.9
Germany	0.9
Luxembourg	0.8
Austria	0.8
South Korea	0.7
Switzerland	0.7
Russia	0.7
Sweden	0.7
Canada	0.7
Hong Kong	0.6
Singapore	0.5
Norway	0.5
Taiwan	0.5
Spain	0.5
Other	3.3

Total	100.0%

Balanced Portfolio

United States	84.2%
Japan	2.8
United Kingdom	2.7
France	1.1
Australia	0.9
Italy	0.9
Belgium	0.8
Netherlands	0.7
Germany	0.6
Canada	0.5
Switzerland	0.5
Sweden	0.5
Austria	0.5
Other	3.3

Total	100.0%

Conservative Portfolio

United States	88.7%
United Kingdom	2.0
Japan	1.8
France	0.8
Australia	0.6
Canada	0.5
Netherlands	0.5
Italy	0.5
Belgium	0.5
Germany	0.5
Other	3.6

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At June 30, 2008, fair value pricing was used for certain foreign securities in the portfolios.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements Each fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Stripped securities Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as a realized gain or loss. Certain total return swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. Certain interest rate swap contracts may include extended effective dates. Income related to these swap contracts is accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Payments are made upon a credit default event of the disclosed primary referenced obligation or all other equally ranked obligations of the reference entity. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform.

TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the funds please see the funds' most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August, 28 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28, 2008